    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 7, 2006.

                                                           FILE NO. 333-119416

                                                                     811-08580

------------------------------------------------------------------------------
------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C. 20549

                                 ------------

                                   FORM N-4

                            REGISTRATION STATEMENT
                                   UNDER
                         THE SECURITIES ACT OF 1933

                                 ------------

PRE-EFFECTIVE AMENDMENT NO.                                / /
POST-EFFECTIVE AMENDMENT NO. 2                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 104                                          /X/

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                           SEPARATE ACCOUNT THREE

                          (Exact Name of Registrant)

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              (Name of Depositor)

                                P.O. BOX 2999

                            HARTFORD, CT 06104-2999

                  (Address of Depositor's Principal Offices)

                                (860) 843-5445

              (Depositor's Telephone Number, Including Area Code)

                            CHRISTOPHER M. GRINNELL

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                P.O. BOX 2999

                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                 ------------

                APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                 ------------

It is proposed that this filing will become effective:

/ /      immediately upon filing pursuant to paragraph (b) of Rule 485

/X/      on May 1, 2006 pursuant to paragraph (b) of Rule 485

/ /      60 days after filing pursuant to paragraph (a)(1) of Rule 485

/ /      on                     pursuant to paragraph (a)(1) of Rule 485

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

                                    PART A

THE DIRECTOR M PLUS

SEPARATE ACCOUNT THREE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

[TELEPHONE ICON] 1-800-862-6668 (CONTRACT OWNERS)
                 1-800-862-7155 (REGISTERED REPRESENTATIVES)
[COMPUTER ICON]  WWW.HARTFORDINVESTOR.COM


                                                           [THE HARTFORD LOGO]

------------------------------------------------------------------------------
------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase Series I of The Director M Plus variable annuity or make subsequent premium payments. Please read it carefully and keep it for your records.

We call this annuity "Plus" because each time you make a Premium Payment, we will credit your Contract Value with a Payment Enhancement. The expenses for this annuity may be higher than the expenses for an annuity without the Payment Enhancements. The Payment Enhancements may, over time, be more than offset by the higher expenses.

This variable annuity is a contract between you and Hartford Life and Annuity Insurance Company ("us," "we" or "our") where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X   Flexible, because you may add Premium Payments at any time.


X Generally tax-deferred, which means you may not have to pay taxes until you take money out or until we start to make Annuity Payouts.


X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

You must allocate your Premium Payment to "Sub-Accounts." The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products and certain other non-public investors ("Funds"). These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund even though they may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following portfolio companies: The Funds are part of the following portfolio companies:
AllianceBernstein Variable Products Series Fund, Inc., Fidelity Variable Insurance Products, Hartford HLS Series Fund II, Inc., Hartford Series Fund, Inc., Lord Abbett Series Fund, Inc., Oppenheimer Variable Accounts Funds, Putnam Variable Trust, The Universal Institutional Funds, Inc., and Van Kampen Life Investment Trust, described in greater detail in Section 3.

You may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our assets like the assets of the Separate Account.

You should keep this prospectus for your records. You can also contact us to get a Statement of Additional Information free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). Although we file this prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http:/www.sec.gov). You may also obtain a copy of this prospectus and the Statement of Additional Information, as amended from time to time, in a compact disk by contacting us.

This Contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

This Contract and its features may not be available for sale in all states. Please refer to the "State Variations" discussion in Section 7 for additional information about variations in fees and features based on specific state requirements.
------------------------------------------------------------------------------


THE DATE OF THIS PROSPECTUS IS MAY 1, 2006



THE DATE OF THE STATEMENT OF ADDITIONAL INFORMATION IS MAY 1, 2006

2                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                                                                            PAGE
-----------------------------------------------------------------------------------------------------------------------------------
1.   HIGHLIGHTS                                                                                                                 3
2.   SYNOPSIS                                                                                                                   6
3.   GENERAL CONTRACT INFORMATION                                                                                              12
     Hartford Life and Annuity Insurance Company                                                                               12
     The Separate Account                                                                                                      12
     The Funds                                                                                                                 12
     Fixed Accumulation Feature                                                                                                18
4.   PERFORMANCE RELATED INFORMATION                                                                                           19
5.   THE CONTRACT                                                                                                              20
     a.  Purchases and Contract Value                                                                                          20
     b.  Charges and Fees                                                                                                      25
     c.  The Hartford's Principal First and The Hartford's Principal First Preferred                                           28
     d.  The Hartford's Lifetime Income Builder                                                                                31
     e.  Death Benefits                                                                                                        36
     f.  Surrenders                                                                                                            40
     g.  Annuity Payouts                                                                                                       41
     h.  Other Programs Available                                                                                              44
6.   DEFINITIONS                                                                                                               46
7.   OTHER INFORMATION                                                                                                         48
     Legal Matters                                                                                                             50
     More Information                                                                                                          51
     Financial Statements                                                                                                      51
     State Variations                                                                                                          51
8.   FEDERAL TAX CONSIDERATIONS                                                                                                53
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                                                                       59
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS                                                             60
APPENDIX II -- DEATH BENEFIT -- EXAMPLES                                                                                       66
APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES                                                                     71
APPENDIX IV -- THE HARTFORD'S PRINCIPAL FIRST PREFERRED -- EXAMPLES                                                            72
APPENDIX V -- ACCUMULATION UNIT VALUES                                                                                         73
APPENDIX VI -- THE HARTFORD'S LIFETIME INCOME BUILDER -- EXAMPLES                                                              83

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3

----------------------------------------------------------------------------

1. HIGHLIGHTS


Below is a summary of some important information about your variable annuity Contract.


A. MAXIMUM ISSUE AGE:


Subject to State variations (see Section 7), the Annuitant, Contract Owner or joint Contract Owner cannot be older than age 85 on the date your Contract is issued. For more information, see Sections 1(h) and 5(a). We, or any, broker-dealer, investment adviser, financial adviser or selling firm ("Registered Representative") may refuse to sell a Contract or any optional benefit to any person based on age and other relevant criteria. Optional benefits are also subject to separate maximum issues ages described in section 1(e) below.



B. INITIAL INVESTMENT: To purchase a Contract, you must complete our application or order request and submit it to us for approval with your first Premium Payment. The minimum first Premium Payment must be:



   NON-QUALIFIED CONTRACTS            QUALIFIED CONTRACTS
----------------------------------------------------------------
           $10,000                           $2,000




In some circumstances, if you enroll in the InvestEase(R) Program, we may allow a lower minimum initial investment.



Minimum additional investments must generally be $500 (other than systematic additional investments of as little as $50 from a checking or savings account into your Contract monthly or quarterly made through the InvestEase Program and contract specific variations). Premium Payments may not exceed $1 million without our prior approval. For more information, see Section 5(a).



RIGHT TO EXAMINE PERIOD: For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without a Contingent Deferred Sales Charge. You may be subject to market losses or gains prior to our receipt of your request for cancellation. See "State Variations" in Section 7 for more information.



C. IS THE FIXED ACCUMULATION FEATURE AVAILABLE? / / Yes /X/ No


D. CONTINGENT DEFERRED SALES CHARGES:


There may be a variety of variable annuity products available for you to purchase from us. These products may range from contracts with no sales charges, front-end or Contingent Deferred Sales Charges, and contracts that offer Payment Enhancements (bonus feature). Other variations among our variable annuities include, among other things, different Mortality and Risk Charges, different investment options, the amount of the minimum initial investment, access to the Fixed Accumulation Feature and the amount of commissions paid to your Registered Representative. The form of Contract you select is specified in your Application. NOT EVERY VARIABLE ANNUITY PRODUCT IS NECESSARILY AVAILABLE FROM YOUR REGISTERED REPRESENTATIVE.



This Contract is subject to a Contingent Deferred Sales Charge when you make a full or partial Surrender of your Contract, subject to certain exceptions. The percentage used to determine your Contingent Deferred Sales Charge is:


YEAR        1     2     3    4     5     6     7     8    9+
CHARGE     8%    8%    8%    8%    7%    6%    5%   4%    0%

This is a "bonus" annuity. Each time you make a Premium Payment, we will credit your Contract Value with a Payment Enhancement. The amount of this Payment Enhancement is based on your cumulative Premium Payments and is equal to:

X 3% of the Premium Payment if your cumulative Premium Payments are less than $50,000, or

X 4% of the Premium Payment if your cumulative Premium Payments are more than $50,000.

If you make a subsequent Premium Payment that increases your cumulative Premium Payments to $50,000 or more, we will credit an additional Payment Enhancement to your Contract equal to 1% of your prior Premium Payments.

Payment Enhancements will be allocated to the same Accounts and in the same proportion as your Premium Payment.

This Contract has higher contingent deferred sales charges and mortality and expense risk charges than an annuity without a bonus feature. The contingent deferred sales charge period is also longer for this Contract than those without a bonus feature. Over the life of the Contract, the Payment Enhancements you receive may be more than offset by the higher expenses.

We may recapture Payment Enhancements credited in the 24 months prior to the Annuity Calculation Date and under certain other circumstances. This means that you may forfeit the bonus features of this Contract depending on your needs and circumstances.

We issue variable annuities that do not have Payment Enhancements and have lower charges and shorter contingent deferred sales charge periods than this Contract. When you talk to your financial adviser, you should make sure that an annuity with this Payment Enhancement (bonus) is a suitable investment for you.

For more information, see Sections 2, 5(b) and 7.

NURSING HOME SALES CHARGE WAIVER: -- Should the need arise for the Annuitant, Contract Owner or joint Contract Owner to enter a nursing home or hospital, you can access money from your Contract -- with no Contingent Deferred Sales Charges -- to help pay these expenses. Certain requirements must be met, including:

- The benefit will only apply to Premium Payments made prior to the nursing home or hospital stay;

- The nursing home or hospital stay must be prescribed by a physician; and

4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

- The stay in the nursing home or hospital must exceed 180 consecutive days.

See "State Variations" in Section 7 for more information.


ANNUAL WITHDRAWAL AMOUNT: This is the amount you may withdraw annually without a Contingent Deferred Sales Charge.


- YEARS 1-8: 10% of total Premium Payments per Contract year on a non-cumulative basis.

- AFTER YEAR 8: 100% of any earnings, and Premium Payments invested more than 8 years plus 10% of Premium Payments invested for less than 8 years.

While we provide several ways for you to access your money, not all of your Premiums may be easily accessible. For instance, if you are less than 59 1/2 when you make a Surrender, you may have to pay a federal income tax penalty on the money you take out. Your Premiums are also subject to market risk based on the sub-account performance. See Section 1(h) for more information.

E. CONTRACT CHARGES:

- MORTALITY AND EXPENSE RISK CHARGE: 1.40% annually, charged daily from Sub-Account Value.

- ADMINISTRATIVE CHARGE: 0.20% annually, charged daily from Sub-Account Value.


- ANNUAL MAINTENANCE FEE: $30, waived for Contract Values of $50,000 and over on the Contract Anniversary or at full Surrender.



- PREMIUM TAXES: These are taxes paid to state or municipal authorities upon Annuitization or Surrender and range from 0% to up to 3.5% of Premiums paid.



OPTIONAL BENEFIT CONTRACT CHARGES AND MAXIMUM ISSUE AGES:



RIDER            ANNUAL CHARGE         MAXIMUM ISSUE AGE
----------------------------------------------------------------
----------------------------------------------------------------
                                 NON-QUALIFIED   IRAS/QUALIFIED
                                   PLANS AND
                                   ROTH IRAS         PLANS
----------------------------------------------------------------
MAV PLUS*        0.30%,                75              75
                 charged daily
                 from
                 Sub-Account
                 Value
THE HARTFORD'S   0.50%,                85              80
PRINCIPAL FIRST  charged daily
                 from
                 Sub-Account
                 Value,
                 maximum
                 charge 0.75%
THE HARTFORD'S   0.20%,                85              70
PRINCIPAL        charged daily
FIRST PREFERRED  from
                 Sub-Account
                 Value
THE HARTFORD'S   0.40%,                75              75
LIFETIME         charged
INCOME BUILDER   annually from
                 Benefit
                 Amount (as
                 compared to
                 Sub-Account
                 Value),
                 maximum
                 charge of
                 0.75%




*   Please see Section 7 for State variations of this benefit.



Charges and fees may have a significant impact on Contract Values and the investment performance of Sub-Accounts. This impact may be more significant with Contracts with lower Contract Values.



See Section 5(b) for more information.


F. ANNUITY PAYOUT OPTIONS: You must begin to take Annuity Payouts by the later of the Annuitant's 90th birthday or the end of the 10th Contract Year. Your Annuity Payout Options are:

-  Payments for a Period         -  Life Annuity with Payments
   Certain                          for a Period Certain
-  Life Annuity                  -  Joint and Last Survivor
                                    Annuity
-  Life Annuity with a Cash      -  Joint and Last Survivor
   Refund                           Annuity with Payments for
                                    a Period Certain



G. DEATH BENEFITS: A Death Benefit is the amount we will pay if the Annuitant, Contract Owner, or joint Contract Owner dies before we begin to make Annuity Payouts. All Death Benefits are calculated when we receive a certified death certificate or other legal document acceptable to us. The Death Benefit issued with your Contract is based on the age of the Annuitant, Contract Owner or joint Contract Owner on the date the Contract is issued. You may also choose to add an optional Death Benefit to your Contract for an additional charge. See
Section 5(e) for more information.


STANDARD DEATH BENEFITS -- AVAILABLE FOR NO ADDITIONAL CHARGE


- PREMIUM SECURITY DEATH BENEFIT (issue ages 0-80): The highest of:



  (i) Contract Value,



 (ii) total Premiums adjusted for Surrenders, or



(iii) Maximum Anniversary Value or your Contract Value plus 25% of your Maximum Anniversary Value (excluding Premium Payments we receive within 12 months of death), whichever is less.



Once issued, this Death Benefit doesn't change for as long as you own your Contract.



- ASSET PROTECTION DEATH BENEFIT (issue ages 81-85): The highest of:


  (i) Contract Value, or


 (ii) Premium Payments adjusted for Surrenders or Contract Value plus 25% of total Premium Payments adjusted for Surrenders (excluding Premium Payments we receive within 12 months of death), whichever is less.


STANDARD DEATH BENEFIT -- IF YOU ELECT THE HARTFORD'S LIFETIME INCOME BUILDER


- The Hartford's Lifetime Income Builder Guaranteed Minimum Death Benefit replaces the standard Premium Security Death Benefit. This Death Benefit guarantees that we will

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                5

----------------------------------------------------------------------------


  pay to the Beneficiary the greater of the Benefit Amount or the Contract Value as of the date proof of death is received by us.


OPTIONAL DEATH BENEFIT -- AVAILABLE FOR AN ADDITIONAL DAILY CHARGE EQUAL TO 0.30% ANNUALLY


- MAV PLUS -- Subject to State variations, if you elect MAV Plus, the benefit that we pay upon death will be the greater of the Standard Death Benefit or Maximum Anniversary Value or the Earnings Protection Benefit. See Sections 2, 5(c) & 5(e) for more information.


H. THINGS TO CONSIDER BEFORE YOU BUY A VARIABLE ANNUITY


You should work with a Registered Representative that you trust (along with a family member or friend, if needed), read all sales and disclosure materials thoroughly, and ask questions to ensure that you understand what you are buying. Owning an annuity represents a long-term financial commitment that can offer real benefits. However, a variable annuity may not be right for everyone. BEFORE YOU INVEST, YOU SHOULD THEREFORE CONSIDER, AMONG OTHER THINGS:



- How long you intend to hold the variable annuity (also referred to as investment time horizon).



- Whether you can afford to make Premium Payments based on your other assets and income.



- Whether you thoroughly understand how this product works and how charges may affect your investments.



- Whether you are able to accept market fluctuations based on underlying Fund performance.



- Whether you have a need for tax-deferral or a Death Benefit.



- Whether investing in a variable annuity through any form of qualified plan or an IRA may be the right investment decision even though a variable annuity will provide no additional tax advantages.



- Whether you have a need for long-term income, tax deferral or a Death Benefit (especially if you are an older person).



- Whether you should not invest in this variable annuity if you want to make frequent Sub-Account transfers.



- While we provide several ways for you to access your money, not all of your Premium Payments may be easily accessible. For instance, if you are younger than age 59 1/2 when you make a Surrender, you may have to pay a federal income tax penalty on some or all of the money you take out.



- Changing the ownership of your Contract may have adverse tax consequences and can result in the recalculation of your benefits.



For more information about variable annuities, see http://www.nasd.com



I. WILL MY REGISTERED REPRESENTATIVE BE PAID A COMMISSION OR RECEIVE ANY TYPE OF A COMPENSATION FOR SELLING THIS VARIABLE ANNUITY?



We pay an up-front commission of up to 7% and trail commissions will generally not be more than 1% of your Contract Value. Commissions vary based on the type of Contract sold. We also provide various promotional incentives to induce Financial Intermediaries to promote our products over others. This could create an incentive for your Registered Representative to recommend products that best compensate them rather than ones that may meet your needs. We encourage you to check with your Registered Representative about whether they are working on a fee -- or commission-based compensation arrangement. See section 7 for more information.

6                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

2. SYNOPSIS

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR SURRENDER THE CONTRACT. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases (as a percentage of Premium Payments)                                                    None
Contingent Deferred Sales Charge (as a percentage of Premium Payments) (1)
     First Year (2)                                                                                                           8%
     Second Year                                                                                                              8%
     Third Year                                                                                                               8%
     Fourth Year                                                                                                              8%
     Fifth Year                                                                                                               7%
     Sixth Year                                                                                                               6%
     Seventh Year                                                                                                             5%
     Eighth Year                                                                                                              4%
     Ninth Year                                                                                                               0%



(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. See Section 5(b) for more information.


(2) Length of time from each Premium Payment.

CONTRACT OWNER PERIODIC EXPENSES

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS (EXCEPT AS NOTED) DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (3)                                                                                                  $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
     Mortality and Expense Risk Charge                                                                                       1.40%
     Administrative Charge                                                                                                   0.20%
     Total Separate Account Annual Expenses                                                                                  1.60%
OPTIONAL CHARGES (as a percentage of average daily Sub-Account Value)
     MAV Plus Death Benefit Charge (4)                                                                                       0.30%
     The Hartford's Principal First Charge (5)(6)                                                                            0.75%
     The Hartford's Principal First Preferred Charge (5)                                                                     0.20%
     Total Separate Account Annual Expenses with optional charges (4)(7)                                                     2.65%
OPTIONAL CHARGES (as a percentage of the Benefit Amount)
     The Hartford's Lifetime Income Builder (as a percentage of the Benefit Amount) (5)(6)(8)                                0.75%


(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

(4) See "State Variations" under Section 7 for additional information.

(5) You may choose only one of the following: The Hartford's Principal First, The Hartford's Principal First Preferred or The Hartford's Lifetime Income Builder.


(6) While the maximum charges for The Hartford's Lifetime Income Builder and The Hartford's Principal First are 0.75%, the current fees for these benefits are 0.40% and 0.50%, respectively. These fees may increase on or after the 5th anniversary of election subject to restrictions. See sections 5(c) and 5(d) for additional information.


(7) Total Separate Account Annual Expenses with optional Separate Account based charges includes charges for the highest combination of optional charges. In addition to separate account benefit charges, you may also incur Benefit Amount based charges if you elect The Hartford's Lifetime Income Builder.

(8) The annual charge is deducted on each Contract Anniversary or upon Surrender. If you Surrender your Contract prior to your first Contract Anniversary from the initial offering of this rider, we reserve the right to waive the rider charge.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                7

----------------------------------------------------------------------------

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                                                                            Minimum     Maximum
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)                                                                      0.42%        7.73%




THE NEXT TABLE SHOWS THE TOTAL ANNUAL FUND OPERATING EXPENSES FOR EACH UNDERLYING FUND AS OF ITS YEAR END. ACTUAL FEES AND EXPENSES FOR THE UNDERLYING FUNDS VARY DAILY. AS A RESULT, THE FEES AND EXPENSES FOR ANY GIVEN DAY MAY BE GREATER OR LESS THAN THE TOTAL ANNUAL FUND OPERATING EXPENSES LISTED BELOW. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND. THE INFORMATION PRESENTED, INCLUDING ANY EXPENSE REIMBURSEMENT ARRANGEMENTS, IS BASED ON PUBLICLY-AVAILABLE INFORMATION AND IS QUALIFIED IN ITS ENTIRETY BY THE THEN CURRENT PROSPECTUS FOR EACH UNDERLYING FUND. THESE EXPENSES MAY VARY FROM YEAR TO YEAR.



                        ANNUAL FUND OPERATING EXPENSES
                         AS OF THE FUND'S YEAR END
                       (As a percentage of net assets)



                                                                12b-1                                                  TOTAL NET
                                                             DISTRIBUTION             TOTAL ANNUAL     CONTRACTUAL       ANNUAL
                                                               AND/OR                     FUND       FEE WAIVERS OR       FUND
                                               MANAGEMENT     SERVICING     OTHER      OPERATING         EXPENSE       OPERATING
FUND                                              FEES          FEES       EXPENSES     EXPENSES     REIMBURSEMENTS     EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------
AllianceBernstein VP Balanced Wealth
   Strategy Portfolio -- Class B                   0.55%         0.25%        0.97%        1.77%           -0.32%        1.45%(1)
AllianceBernstein VP Global Research Growth
   Portfolio -- Class B                            0.75%         0.25%        6.73%        7.73%           -6.28%        1.45%(1)
AllianceBernstein VP International Value
   Portfolio -- Class B                            0.75%         0.25%        0.12%        1.12%           -0.01%        1.11%(2)
AllianceBernstein VP Small/Mid Cap Value
   Portfolio -- Class B                            0.75%         0.25%        0.12%        1.12%              N/A        1.12%
AllianceBernstein VP Value Portfolio --
   Class B                                         0.55%         0.25%        0.19%        0.99%           -0.01%        0.98%(2)
Fidelity VIP Contrafund Portfolio --
   Service Class 2                                 0.57%         0.25%        0.09%        0.91%              N/A        0.91%(3)
Fidelity VIP Equity-Income Portfolio --
   Service Class 2                                 0.47%         0.25%        0.09%        0.81%              N/A        0.81%(4)
Fidelity VIP Growth Portfolio -- Service
   Class 2                                         0.57%         0.25%        0.10%        0.92%              N/A        0.92%(4)
Fidelity VIP Mid Cap Portfolio -- Service
   Class 2                                         0.57%         0.25%        0.12%        0.94%              N/A        0.94%(3)
Fidelity VIP Value Strategies Portfolio --
   Service Class 2                                 0.57%         0.25%        0.15%        0.97%              N/A        0.97%(4)
Hartford Advisers HLS Fund -- Class IA             0.60%           N/A        0.06%        0.66%              N/A        0.66%
Hartford Disciplined Equity HLS Fund --
   Class IA                                        0.70%           N/A        0.04%        0.74%              N/A        0.74%
Hartford Dividend and Growth HLS Fund --
   Class IA                                        0.64%           N/A        0.03%        0.67%              N/A        0.67%
Hartford Equity Income HLS Fund --
   Class IA                                        0.83%(5)        N/A        0.03%        0.86%              N/A        0.86%
Hartford Focus HLS Fund --
   Class IA                                        0.85%(6)        N/A        0.07%        0.92%              N/A        0.92%

8                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------


                                                              12b-1                        TOTAL                        TOTAL NET
                                                           DISTRIBUTION                   ANNUAL        CONTRACTUAL      ANNUAL
                                                             AND/OR                        FUND       FEE WAIVERS OR      FUND
                                              MANAGEMENT    SERVICING       OTHER        OPERATING        EXPENSE       OPERATING
FUND                                             FEES         FEES         EXPENSES      EXPENSES     REIMBURSEMENTS    EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------
Hartford Global Advisers HLS Fund --
   Class IA                                    0.75%             N/A        0.09%           0.84%             N/A          0.84%
Hartford Global Leaders HLS Fund -- Class
   IA                                          0.70%             N/A        0.07%           0.77%             N/A          0.77%
Hartford Growth HLS Fund --
   Class IA                                    0.80%             N/A        0.04%           0.84%             N/A          0.84%
Hartford Growth Opportunities HLS Fund --
   Class IA                                    0.61%             N/A        0.03%           0.64%             N/A          0.64%
Hartford High Yield HLS Fund --
   Class IA                                    0.72%(7)          N/A        0.05%           0.77%             N/A          0.77%
Hartford Index HLS Fund -- Class IA            0.40%(8)          N/A        0.02%           0.42%             N/A          0.42%
Hartford International Capital
   Appreciation HLS Fund -- Class IA           0.82%             N/A        0.11%           0.93%             N/A          0.93%
Hartford International Opportunities HLS
   Fund -- Class IA                            0.69%             N/A        0.09%           0.78%             N/A          0.78%
Hartford International Small Company HLS
   Fund -- Class IA                            0.85%             N/A        0.15%           1.00%             N/A          1.00%
Hartford Money Market HLS Fund -- Class IA     0.45%             N/A        0.04%           0.49%             N/A          0.49%
Hartford Mortgage Securities HLS Fund --
   Class IA                                    0.45%             N/A        0.04%           0.49%             N/A          0.49%
Hartford SmallCap Growth HLS Fund --
   Class IA                                    0.61%             N/A        0.02%           0.63%             N/A          0.63%
Hartford Small Company HLS Fund - Class IA     0.70%             N/A        0.05%           0.75%             N/A          0.75%
Hartford Stock HLS Fund -- Class IA            0.46%             N/A        0.04%           0.50%             N/A          0.50%
Hartford Total Return Bond HLS Fund --
   Class IA                                    0.46%             N/A        0.04%           0.50%             N/A          0.50%
Hartford U.S. Government Securities HLS
   Fund -- Class IA                            0.45%             N/A        0.02%           0.47%             N/A          0.47%
Hartford Value HLS Fund -- Class IA            0.82%             N/A        0.04%           0.86%             N/A          0.86%
Hartford Value Opportunities HLS Fund --
   Class IA                                    0.62%             N/A        0.03%           0.65%             N/A          0.65%
Lord Abbett All Value Portfolio --
   Class VC                                    0.75%(9)          N/A        1.00%           1.75%          -0.61%(10)      1.14%
Lord Abbett America's Value Portfolio --
   Class VC                                    0.75%(9)          N/A        0.58%           1.33%          -0.18%(10)      1.15%
Lord Abbett Bond-Debenture Portfolio --
   Class VC                                    0.50%(11)         N/A        0.44%           0.94%          -0.04%(10)      0.90%
Lord Abbett Growth and Income Portfolio
   -- Class VC                                 0.48%(11)         N/A        0.41%           0.89%             N/A          0.89%
Lord Abbett Large Cap Core Portfolio --
   Class VC (12)                               0.70%             N/A        1.98%           2.68%          -1.58%(10)      1.10%
Oppenheimer Capital Appreciation Fund/VA
   -- Service Shares                           0.64%           0.25%        0.02%(13)       0.91%             N/A          0.91%
Oppenheimer Global Securities Fund/VA --
   Service Shares                              0.63%           0.25%        0.04%(13)       0.92%             N/A          0.92%
Oppenheimer Main Street Fund(R)/VA --
   Service Shares                              0.65%           0.25%        0.01%(13)       0.91%             N/A          0.91%

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                9

----------------------------------------------------------------------------


                                                            12b-1                                                      TOTAL NET
                                                         DISTRIBUTION                TOTAL ANNUAL     CONTRACTUAL       ANNUAL
                                                           AND/OR                        FUND       FEE WAIVERS OR       FUND
                                           MANAGEMENT     SERVICING       OTHER       OPERATING         EXPENSE        OPERATING
FUND                                          FEES          FEES        EXPENSES       EXPENSES     REIMBURSEMENTS     EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap
   Fund(R)/VA -- Service Shares              0.74%           0.25%       0.05%(13)        1.04%             N/A         1.04%
Oppenheimer MidCap Fund/ VA -- Service
   Shares                                    0.67%           0.25%       0.05%(13)        0.97%             N/A         0.97%
Putnam VT Diversified Income Fund --
   Class IB                                  0.69%           0.25%       0.13%            1.07%           0.01%         1.06%(14)
Putnam VT The George Putnam Fund of
   Boston -- Class IB                        0.62%           0.25%       0.11%            0.98%             N/A         0.98%
Putnam VT Global Asset Allocation Fund
   -- Class IB                               0.70%           0.25%       0.21%            1.16%             N/A         1.16%
Putnam VT Growth and Income Fund --
   Class IB                                  0.49%           0.25%       0.05%            0.79%             N/A         0.79%
Putnam VT International Equity Fund --
   Class IB                                  0.75%           0.25%       0.18%            1.18%             N/A         1.18%
Putnam VT Investors Fund -- Class IB         0.65%           0.25%       0.10%            1.00%             N/A         1.00%
Putnam VT New Value Fund -- Class IB         0.68%           0.25%       0.08%            1.01%             N/A         1.01%
Putnam VT Small Cap Value Fund -- Class
   IB                                        0.76%           0.25%       0.08%            1.09%             N/A         1.09%
Putnam VT Vista Fund -- Class IB             0.65%           0.25%       0.09%            0.99%             N/A         0.99%
Putnam VT Voyager Fund -- Class IB           0.57%           0.25%       0.06%            0.88%             N/A         0.88%
Van Kampen LIT Comstock Portfolio --
   Class II                                  0.56%           0.25%       0.03%            0.84%             N/A         0.84%
Van Kampen LIT Growth and Income
   Portfolio -- Class II                     0.57%           0.25%       0.04%            0.86%             N/A         0.86%
Van Kampen UIF Emerging Markets Equity
   Portfolio -- Class II (15)                1.25%           0.35%       0.41%            2.01%             N/A         2.01%
Van Kampen UIF Mid Cap Growth Portfolio
   -- Class II (15)                          0.75%           0.35%       0.34%            1.44%             N/A         1.44%
Van Kampen UIF U.S. Mid Cap Value
   Portfolio -- Class II (15)                0.72%           0.35%       0.29%            1.36%             N/A         1.36%



------------


(1) The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 1.45% of the daily average net assets for Class B shares.



(2) Represents a one time waiver of certain legal and accounting expenses paid to the Advisor.



(3) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.89% for the Fidelity VIP Contrafund Portfolio -- Service Class 2 and 0.89% for the Fidelity VIP Mid Cap Portfolio -- Service Class 2. These offsets may be discontinued at any time.



(4) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 0.80% for the Fidelity VIP Equity-Income Portfolio -- Service Class 2, 0.91% for the Fidelity VIP Value Strategies Portfolio -- Service Class 2, and 0.88% for the Fidelity VIP Growth Portfolio -- Service Class 2. These offsets may be discontinued at any time.



(5) HL Investment Advisors, LLC has voluntarily agreed to waive a portion of its management fees until December 31, 2006. While such waiver is in effect, the management fee is 0.73%.

10                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------


(6) Effective November 1, 2005, HL Investment Advisors, LLC has voluntarily agreed to waive a portion of its management fees until October 31, 2006. While such waiver is in effect, the management fee is 0.75%.



(7) Effective November 1, 2005, HL Investment Advisors, LLC has voluntarily agreed to waive a portion of its management fees until October 31, 2006. While such waiver is in effect, the management fee is 0.67%.



(8) Effective November 1, 2005, HL Investment Advisors, LLC has voluntarily agreed to waive a portion of its management fees until October 31, 2006. While such waiver is in effect, the management fee is 0.30%.



(9) Effective January 1, 2006, the annual management fee rate for the Fund was changed from a flat fee of 0.75% to the following annual rates:



     0.75% of the first $1 billion of average daily net assets;



     0.70% of the next $1 billion of average daily net assets;



     0.65% of average daily net assets over $2 billion.



(10) For the fiscal year ending December 31, 2006 through April 30, 2007, Lord Abbett has contractually agreed to reimburse a portion of the fund's other expenses to the extent necessary to maintain its Other Expenses at an aggregate rate of 0.40% of average daily net assets.



(11) Effective January 1, 2006, the annual management fee rate for the Fund was changed from a flat fee of 0.50% to the following annual rates:



     0.50% of the first $1 billion of average daily net assets;



     0.45% of average daily net assets over $1 billion.



(12) Large-Cap Core began operations on 4/29/05. These ratios have been annualized.



(13) Expenses may vary in future years. "Other Expenses" include transfer agent fees, custodial fees, and accounting and legal expenses paid by the Fund. The Fund's transfer agent has voluntarily agreed to limit transfer and shareholder servicing fees to 0.35% per fiscal year. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended December 31, 2005, the transfer agent fees did not exceed the expense limitation described above.



(14) Reflects Putnam Management's contractual agreement to limit fund expenses through December 31, 2006.



(15) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to the extent necessary so that total annual operating expenses, excluding certain investment related expenses such as foreign country tax expense and interest expense on borrowing, do not exceed the "Operating Expense Limitation" in the table below. The adviser may terminate these voluntary waivers at any time at its sole discretion. After such reductions, the "Management Fee", "12b-1 Fee", "Other Expenses" and "Total Fund Operating Expenses", would be as follows:



                                                                                                                          TOTAL
                                                                    OPERATING                                             FUND
                                                                     EXPENSE         MANAGEMENT     12b-1     OTHER     OPERATING
FUND                                                                LIMITATION          FEE          FEE     EXPENSES   EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio -- Class II           1.70%             1.24%       0.05%     0.41%       1.70%
Van Kampen UIF Mid Cap Growth Portfolio -- Class II                    1.15%             0.71%       0.10%     0.34%       1.15%
Van Kampen UIF U.S. Mid Cap Value Portfolio -- Class II                1.15%             0.72%       0.10%     0.29%       1.11%

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               11

----------------------------------------------------------------------------

EXAMPLE


THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING THE HIGHEST COMBINATION OF OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.


THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, WE ASSUME A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, WE WAIVE THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED AND DOES NOT REFLECT ANY PAYMENT ENHANCEMENTS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


(1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                                $ 1,829
3 years                                                                               $ 3,699
5 years                                                                               $ 5,288
10 years                                                                              $ 8,341




(2) If you annuitize at the end of the applicable time period:



1 year                                                                                $ 1,064
3 years                                                                               $ 3,028
5 years                                                                               $ 4,774
10 years                                                                              $ 8,336




(3) If you do not Surrender your Contract:



1 year                                                                                $ 1,072
3 years                                                                               $ 3,035
5 years                                                                               $ 4,780
10 years                                                                              $ 8,341


CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------------------

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How is the value of my Contract calculated before the Annuity Commencement Date?" in
Section 5. Please refer to Appendix V for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by contacting us.

12                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

3. GENERAL CONTRACT INFORMATION

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY


We are a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on June 22, 1994 and is registered as a unit investment trust under the 1940 Act. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or us. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business we may conduct. However, all obligations under the Contract are our general corporate obligations.

- Is not affected by the rate of return of our General Account or by the investment performance of any of our other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds without regard to our other income, gains or losses.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.


In a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and Charges for Optional Benefits (if applicable), may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Contract Value may decrease in value.



THE FUNDS



FUNDS                                                        ADVISOR                                OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VP BALANCED WEALTH        AllianceBernstein L.P.                      The highest total return consistent with
   STRATEGY PORTFOLIO SUB-ACCOUNT which                                                 Alliance's determination of reasonable
   purchases Class B shares of the                                                      risk
   Balanced Wealth Strategy Portfolio of
   AllianceBernstein Variable Products
   Series Fund, Inc.
ALLIANCEBERNSTEIN VP GLOBAL RESEARCH        AllianceBernstein L.P.                      Long-term growth of capital
   GROWTH PORTFOLIO SUB-ACCOUNT which
   purchases Class B shares of the Global
   Research Growth Portfolio of
   AllianceBernstein Variable Products
   Series Fund, Inc.
ALLIANCEBERNSTEIN VP INTERNATIONAL VALUE    AllianceBernstein L.P.                      Long-term growth of capital
   PORTFOLIO SUB-ACCOUNT which purchases
   Class B shares of the International
   Value Portfolio of AllianceBernstein
   Variable Products Series Fund, Inc.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               13

----------------------------------------------------------------------------


FUNDS                                                        ADVISOR                                OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VP SMALL/MID CAP VALUE    AllianceBernstein L.P.                      Long-term growth of capital
   PORTFOLIO SUB-ACCOUNT which purchases
   Class B shares of the Small/Mid Cap
   Value Portfolio of AllianceBernstein
   Variable Products Series Fund, Inc.
ALLIANCEBERNSTEIN VP VALUE PORTFOLIO        AllianceBernstein L.P.                      Long-term growth of capital
   SUB-ACCOUNT which purchases Class B
   shares of the Value Portfolio of
   AllianceBernstein Variable Products
   Series Fund, Inc.
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO     Fidelity Management & Research Company      Long-term capital appreciation
   SUB-ACCOUNT which purchases Service
   Class 2 shares of Fidelity VIP
   Contrafund(R) Portfolio of Fidelity
   Variable Insurance Products Fund
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO     Fidelity Management & Research Company      Reasonable income. Fund will also
   SUB-ACCOUNT which purchases Service                                                  consider potential for capital
   Class 2 shares of Fidelity VIP                                                       appreciation
   Equity-Income Portfolio of Fidelity
   Variable Insurance Products Fund
FIDELITY(R) VIP GROWTH PORTFOLIO            Fidelity Management & Research Company      Capital appreciation
   SUB-ACCOUNT which purchases Service
   Class 2 shares of Fidelity VIP Growth
   Portfolio of Fidelity Variable
   Insurance Products Fund
FIDELITY(R) VIP MID CAP PORTFOLIO           Fidelity Management & Research Company      Long-term growth of capital
   SUB-ACCOUNT which purchases Service
   Class 2 shares of Fidelity VIP Mid Cap
   Portfolio of Fidelity Variable
   Insurance Products Fund
FIDELITY(R) VIP VALUE STRATEGIES            Fidelity Management & Research Company      Capital appreciation
   PORTFOLIO SUB-ACCOUNT which purchases
   Service Class 2 shares of Fidelity VIP
   Value Strategies Portfolio of Fidelity
   Variable Insurance Products Fund
HARTFORD ADVISERS HLS FUND SUB-ACCOUNT      HL Investment Advisors, LLC; sub-advised    Maximum long-term total return
   which purchases Class IA shares of       by Wellington Management Company, LLP
   Hartford Advisers HLS Fund of Hartford
   Series Fund, Inc.
HARTFORD DISCIPLINED EQUITY HLS FUND        HL Investment Advisors, LLC; sub-advised    Growth of capital
   SUB-ACCOUNT which purchases Class IA     by Wellington Management Company, LLP
   shares of Hartford Disciplined Equity
   HLS Fund of Hartford Series Fund, Inc.
HARTFORD DIVIDEND AND GROWTH HLS FUND       HL Investment Advisors, LLC; sub-advised    High level of current income consistent
   SUB-ACCOUNT which purchases Class IA     by Wellington Management Company, LLP       with growth of capital
   shares of Hartford Dividend and Growth
   HLS Fund of Hartford Series Fund, Inc.

14                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------


FUNDS                                                        ADVISOR                                OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD EQUITY INCOME HLS FUND             HL Investment Advisors, LLC; sub-advised    High level of current income consistent
   SUB-ACCOUNT which purchases Class IA     by Wellington Management Company, LLP       with growth of capital
   shares of Hartford Equity Income HLS
   Fund of Hartford Series Fund, Inc.
HARTFORD FOCUS HLS FUND SUB-ACCOUNT which   HL Investment Advisors, LLC; sub-advised    Long-term capital appreciation
   purchases Class IA shares of Hartford    by Wellington Management Company, LLP
   Focus HLS Fund of Hartford Series
   Fund, Inc.
HARTFORD GLOBAL ADVISERS HLS FUND           HL Investment Advisors, LLC; sub-advised    Maximum long-term total rate of return
   SUB-ACCOUNT which purchases Class IA     by Wellington Management Company, LLP
   shares of Hartford Global Advisers HLS
   Fund of Hartford Series Fund, Inc.
HARTFORD GLOBAL LEADERS HLS FUND            HL Investment Advisors, LLC; sub-advised    Growth of capital
   SUB-ACCOUNT which purchases Class IA     by Wellington Management Company, LLP
   shares of Hartford Global Leaders HLS
   Fund of Hartford Series Fund, Inc.
HARTFORD GROWTH HLS FUND SUB-ACCOUNT        HL Investment Advisors, LLC; sub-advised    Long-term capital appreciation
   which purchases Class IA shares of       by Wellington Management Company, LLP
   Hartford Growth HLS Fund of Hartford
   Series Fund, Inc.
HARTFORD GROWTH OPPORTUNITIES HLS FUND      HL Investment Advisors, LLC; sub-advised    Short- and long-term capital appreciation
   SUB-ACCOUNT which purchases Class IA     by Wellington Management Company, LLP
   shares of Hartford Growth
   Opportunities HLS Fund of Hartford HLS
   Series Fund II, Inc.
HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT    HL Investment Advisors, LLC; sub-advised    High current income with growth of
   which purchases Class IA shares of       by Hartford Investment Management Company   capital as a secondary objective
   Hartford High Yield HLS Fund of
   Hartford Series Fund, Inc.
HARTFORD INDEX HLS FUND SUB-ACCOUNT which   HL Investment Advisors, LLC; sub-advised    Seeks to provide investment results which
   purchases Class IA shares of Hartford    by Hartford Investment Management Company   approximate the price and yield
   Index HLS Fund of Hartford Series                                                    performance of publicly traded common
   Fund, Inc.                                                                           stocks in the aggregate
HARTFORD INTERNATIONAL CAPITAL              HL Investment Advisors, LLC; sub-advised    Capital appreciation
   APPRECIATION HLS FUND SUB-ACCOUNT        by Wellington Management Company, LLP
   which purchases Class IA shares of
   Hartford International Capital
   Appreciation HLS Fund of Hartford
   Series Fund, Inc.
HARTFORD INTERNATIONAL OPPORTUNITIES HLS    HL Investment Advisors, LLC; sub-advised    Long-term growth of capital
   FUND SUB-ACCOUNT which purchases Class   by Wellington Management Company, LLP
   IA shares of Hartford International
   Opportunities HLS Fund of Hartford
   Series Fund, Inc.
HARTFORD INTERNATIONAL SMALL COMPANY HLS    HL Investment Advisors, LLC; sub-advised    Capital appreciation
   FUND SUB-ACCOUNT which purchases Class   by Wellington Management Company, LLP
   IA shares of Hartford International
   Small Company HLS Fund of Hartford
   Series Fund, Inc.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               15

----------------------------------------------------------------------------


FUNDS                                                        ADVISOR                                OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND              HL Investment Advisors, LLC; sub-advised    Maximum current income consistent with
   Sub-Account which purchases Class IA     by Hartford Investment Management Company   liquidity and preservation of capital
   shares of Hartford Money Market HLS
   Fund of Hartford Series Fund, Inc.
HARTFORD MORTGAGE SECURITIES HLS FUND       HL Investment Advisors, LLC; sub-advised    Maximum current income consistent with
   SUB-ACCOUNT which purchases Class IA     by Hartford Investment Management Company   safety of principal and maintenance of
   shares of Hartford Mortgage Securities                                               liquidity
   HLS Fund of Hartford Series Fund, Inc.
HARTFORD SMALLCAP GROWTH HLS FUND           HL Investment Advisors, LLC; sub-advised    Seeks to maximize short- and long-term
   SUB-ACCOUNT which purchases Class IA     by Wellington Management Company, LLP       capital appreciation
   shares of Hartford SmallCap Growth HLS
   Fund of Hartford HLS Series Fund II,
   Inc.
HARTFORD SMALL COMPANY HLS FUND             HL Investment Advisors, LLC; sub-advised    Growth of capital
   SUB-ACCOUNT which purchases Class IA     by Wellington Management Company, LLP
   shares of Hartford Small Company HLS
   Fund of Hartford Series Fund, Inc.
   (Closed to new and subsequent Premium
   Payments and transfers of Contract
   Value) (Expected to reopen to new
   investments on or about June 12, 2006,
   subject to shareholder approval of the
   addition of a sub-adviser)
HARTFORD STOCK HLS FUND SUB-ACCOUNT which   HL Investment Advisors, LLC; sub-advised    Long-term growth of capital, with income
   purchases Class IA shares of Hartford    by Wellington Management Company, LLP       as a secondary consideration
   Stock HLS Fund of Hartford Series
   Fund, Inc.
HARTFORD TOTAL RETURN BOND HLS FUND         HL Investment Advisors, LLC; sub-advised    Competitive total return, with income as
   SUB-ACCOUNT which purchases Class IA     by Hartford Investment Management Company   a secondary objective
   shares of Hartford Total Return Bond
   HLS Fund of Hartford Series Fund, Inc.
HARTFORD U.S. GOVERNMENT SECURITIES HLS     HL Investment Advisors, LLC; sub-advised    Maximize total return with a high level
   FUND SUB-ACCOUNT which purchases Class   by Hartford Investment Management Company   of current income consistent with prudent
   IA shares of Hartford U.S. Government                                                investment risk
   Securities HLS Fund of Hartford HLS
   Series Fund II, Inc.
HARTFORD VALUE HLS FUND SUB-ACCOUNT which   HL Investment Advisors, LLC; sub-advised    Long-term total return
   purchases Class IA shares of Hartford    by Wellington Management Company, LLP
   Value HLS Fund of Hartford Series
   Fund, Inc.
HARTFORD VALUE OPPORTUNITIES HLS FUND       HL Investment Advisors, LLC; sub-advised    Short- and long-term capital appreciation
   SUB-ACCOUNT which purchases Class IA     by Wellington Management Company, LLP
   shares of Hartford Value Opportunities
   HLS Fund of Hartford HLS Series Fund
   II, Inc.
LORD ABBETT ALL VALUE PORTFOLIO             Lord, Abbett & Co. LLC                      Long-term growth of capital and income
   SUB-ACCOUNT which purchases Class VC
   shares of the Lord Abbett All Value
   Portfolio of the Lord Abbett Series
   Fund, Inc.
LORD ABBETT AMERICA'S VALUE PORTFOLIO       Lord, Abbett & Co. LLC                      Current income and capital appreciation
   SUB-ACCOUNT which purchases Class VC
   shares of the Lord Abbett America's
   Value Portfolio of the Lord Abbett
   Series Fund, Inc.

16                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------


FUNDS                                                        ADVISOR                                OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT BOND-DEBENTURE PORTFOLIO        Lord, Abbett & Co. LLC                      Current income and capital appreciation
   SUB-ACCOUNT which purchases Class VC
   shares of the Lord Abbett
   Bond-Debenture Portfolio of the Lord
   Abbett Series Fund, Inc.
LORD ABBETT GROWTH AND INCOME PORTFOLIO     Lord, Abbett & Co. LLC                      Long-term growth of capital and income
   SUB-ACCOUNT which purchases Class VC
   shares of the Lord Abbett Growth and
   Income Portfolio of the Lord Abbett
   Series Fund, Inc.
LORD ABBETT LARGE-CAP CORE PORTFOLIO        Lord, Abbett & Co. LLC                      Growth and income
   SUB-ACCOUNT which purchases Class VC
   shares of the Lord Abbett Large-Cap
   Core Portfolio of the Lord Abbett
   Series Fund, Inc.
OPPENHEIMER CAPITAL APPRECIATION FUND       OppenheimerFunds, Inc.                      Capital appreciation
   SUB-ACCOUNT which purchases Service
   Shares of the Oppenheimer Capital
   Appreciation Fund/VA of Oppenheimer
   Variable Account Funds
OPPENHEIMER GLOBAL SECURITIES FUND          OppenheimerFunds, Inc.                      Long-term capital appreciation
   SUB-ACCOUNT which purchases Service
   Shares of the Oppenheimer Global
   Securities Fund/VA of Oppenheimer
   Variable Account Funds
OPPENHEIMER MAIN STREET FUND SUB-ACCOUNT    OppenheimerFunds, Inc.                      Total return
   which purchases Service Shares of the
   Oppenheimer Main Street Fund(R)/VA of
   Oppenheimer Variable Account Funds
OPPENHEIMER MAIN STREET SMALL CAP FUND      OppenheimerFunds, Inc.                      Capital appreciation
   SUB-ACCOUNT which purchases Service
   Shares of the Oppenheimer Main Street
   Small Cap Fund(R)/VA of Oppenheimer
   Variable Account Funds
OPPENHEIMER MIDCAP FUND SUB-ACCOUNT         OppenheimerFunds, Inc.                      Capital appreciation
   (formerly Oppenheimer Aggressive
   Growth Fund Sub-Account) which
   purchases Service Shares of the
   Oppenheimer MidCap Fund/VA of
   Oppenheimer Variable Account Funds
PUTNAM DIVERSIFIED INCOME FUND              Putnam Investment Management, LLC           As high a level of current income as
   Sub-Account which purchases Class IB     Sub-advised by Putnam Investments Limited   Putnam Management believes is consistent
   shares of the Putnam VT Diversified                                                  with preservation of capital
   Income Fund of Putnam Variable Trust
PUTNAM THE GEORGE PUTNAM FUND OF BOSTON     Putnam Investment Management, LLC           A balanced investment composed of a well
   FUND SUB-ACCOUNT which purchases Class                                               diversified portfolio of stocks and bonds
   IB shares of the Putnam VT The George                                                which provide both capital growth and
   Putnam Fund of Boston of Putnam                                                      current income
   Variable Trust
PUTNAM GLOBAL ASSET ALLOCATION FUND         Putnam Investment Management, LLC           High level of long-term total return
   SUB-ACCOUNT which purchases Class IB                                                 consistent with preservation of capital
   shares of the Putnam VT Global Asset
   Allocation Fund of Putnam Variable
   Trust

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               17

----------------------------------------------------------------------------


FUNDS                                                        ADVISOR                                OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM GROWTH AND INCOME FUND SUB-ACCOUNT   Putnam Investment Management, LLC           Capital growth and current income
   which purchases Class IB shares of the
   Putnam VT Growth and Income Fund of
   Putnam Variable Trust
PUTNAM INTERNATIONAL EQUITY FUND            Putnam Investment Management, LLC           Capital appreciation
   SUB-ACCOUNT which purchases Class IB     Sub-advised by Putnam Investments Limited
   shares of the Putnam VT International
   Equity Fund of Putnam Variable Trust
PUTNAM INVESTORS FUND SUB-ACCOUNT which     Putnam Investment Management, LLC           Long-term growth of capital and any
   purchases Class IB shares of the                                                     increased income that results from this
   Putnam VT Investors Fund of Putnam                                                   growth
   Variable Trust
PUTNAM NEW VALUE FUND SUB-ACCOUNT which     Putnam Investment Management, LLC           Long-term capital appreciation
   purchases Class IB shares of the
   Putnam VT New Value Fund of Putnam
   Variable Trust
PUTNAM SMALL CAP VALUE FUND SUB-ACCOUNT     Putnam Investment Management, LLC           Capital appreciation
   which purchases Class IB shares of the
   Putnam VT Small Cap Value Fund of
   Putnam Variable Trust
PUTNAM VISTA FUND SUB-ACCOUNT which         Putnam Investment Management, LLC           Capital appreciation
   purchases Class IB shares of the
   Putnam VT Vista Fund of Putnam
   Variable Trust
PUTNAM VOYAGER FUND SUB-ACCOUNT which       Putnam Investment Management, LLC           Capital appreciation
   purchases Class IB shares of the
   Putnam VT Voyager Fund of Putnam
   Variable Trust
VAN KAMPEN LIT COMSTOCK PORTFOLIO           Van Kampen Asset Management                 Capital growth and income
   SUB-ACCOUNT which purchases Class II
   shares of the Comstock Portfolio of
   the Van Kampen Life Investment Trust
VAN KAMPEN LIT GROWTH AND INCOME            Van Kampen Asset Management                 Long-term growth of capital and income
   PORTFOLIO SUB-ACCOUNT which purchases
   Class II shares of the Growth and
   Income Portfolio of the Van Kampen
   Life Investment Trust
VAN KAMPEN UIF EMERGING MARKETS EQUITY      Morgan Stanley Investment Management, Inc.  Long-term capital appreciation
   SUB-ACCOUNT which purchases Class II
   shares of Emerging Markets Equity
   Portfolio of The Universal
   Institutional Funds, Inc.
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO     Morgan Stanley Investment Management, Inc.  Long-term capital growth
   SUB-ACCOUNT which purchases Class II
   shares of the Mid Cap Growth Portfolio
   of The Universal Institutional Funds,
   Inc.
VAN KAMPEN UIF U.S. MID CAP VALUE           Morgan Stanley Investment Management, Inc.  Above-average total return
   PORTFOLIO SUB-ACCOUNT which purchases
   Class II shares of the U.S. Mid Cap
   Value Portfolio of The Universal
   Institutional Funds, Inc.


Each Fund has varying degrees of risk depending on their portfolio. Funds are also subject to separate fees and expenses such as portfolio management fees, distribution fees and operating expenses that affect investment returns. PLEASE CONTACT US TO OBTAIN A COPY OF THE PROSPECTUSES FOR EACH FUND. YOU SHOULD READ THESE PROSPECTUSES CAREFULLY BEFORE INVESTING.

We do not guarantee the investment results of any of the underlying Funds.

18                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

The Funds may not be available in all states.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding.


Certain underlying Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code
Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to the affected Funds. See Section 8 for more information.


VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We may, subject to any applicable law, make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts. We may liquidate one or more Sub-Accounts if the board of directors of any underlying Fund determines that such actions are prudent.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- We or our affiliates have entered into agreements with the investment advisers or distributors of the Funds. Under the terms of these agreements, we or our affiliates have provided administrative and distribution related services and the Funds pay fees to us or our affiliates that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the 1940 Act.

FIXED ACCUMULATION FEATURE

THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE 1933 ACT AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SEC HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a rate that meets your State's minimum requirements. We may change the minimum guaranteed interest rate subject only to applicable State

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               19

----------------------------------------------------------------------------

insurance law. We may credit interest at a rate in excess of the minimum guaranteed interest rate. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors.

We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. The Fixed Accumulation Feature interest rates may vary by State.

ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

We may restrict your ability to allocate Contract Values or Premium Payments to the Fixed Accumulation Feature at any time in our sole discretion. We may close the Fixed Accumulation Feature to new Premium Payments or transfers of existing Contract Value. We may also make the Fixed Accumulation Feature available only through enrollment in a program that we establish.

4. PERFORMANCE RELATED INFORMATION


The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.



When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Separate Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.


The Separate Account may also advertise non-standard total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.


If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the underlying Fund less the recurring charges at the Separate Account level.



A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized; i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges at the Separate Account level.


We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

20                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

5. THE CONTRACT

A. PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with the minimum initial Premium Payment. Additional Premium Payments are also subject to minimum and maximum thresholds discussed in the Highlights Section.

You and your Annuitant must not be older than the maximum age as described in the Highlights or State Variation Sections on the date that your Contract is issued. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?


Your initial Premium Payment will be invested within two Valuation Days of our actual receipt at our Administrative Offices of a properly completed application or an order request and the Premium Payment is in good order. If we receive your subsequent Premium Payment before the end of a Valuation Day, it will be invested on the same Valuation Day. If we receive your Premium Payment after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions on record. We will send you a confirmation when we invest your Premium Payment.


If the request or other information accompanying the initial Premium Payment is incomplete or not in good order, when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

DO I ALWAYS GET TO KEEP MY PAYMENT ENHANCEMENTS?

You won't always get to keep the Payment Enhancements credited to your Contract Value. We will take back or "recapture" some or all of the Payment Enhancements under certain circumstances:

- We will take back the Payment enhancements we credit to your Contract Value if you cancel your Contract during the "Right to Examine" period described in your Contract.

- We will deduct any Payment Enhancements credited to your Contract Value in the 24 months prior to the Annuity Calculation Date when we determine the amount available for Annuity Payouts.

- We will deduct all Payment Enhancements credited during a period of eligible confinement to a hospital, nursing home or other qualifies long-term care facility under the Waiver of Sales Charge Rider if you request a full or partial Surrender.

DO PAYMENT ENHANCEMENTS ALWAYS BENEFIT ME?


Not all of the time. We issue a variety of variable annuities designed to meet different retirement planning goals. Some of our variable annuities have no Payment Enhancement, some have lower mortality and expense risk charges and still others have no contingent deferred sales charge. You and your financial adviser should decide if you may be better off in certain circumstances with one of our other variable annuities. You and your financial adviser should consider some of the following factors when determining which annuity is appropriate for you:


- The length of time that you plan to continue to own your contract.

- The frequency, amount and timing of any partial Surrenders.

- The amount of your Premium Payments.

- When you plan to annuitize your Contract.

- Whether you might experience an event that results in the loss of some or all of the Payment Enhancements.

We recapture the payment Enhancements credited in the 24 months prior to the Annuity Calculation Date, and under certain circumstances, if you are confined to a nursing home. It might not be beneficial to purchase this Contract if you know that you will experience an event that will require us to take

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               21

----------------------------------------------------------------------------

back the Payment Enhancements. In addition, although this contract's fees and charges are lower than many annuities that add a "bonus" or Payment Enhancement, the expenses are higher than some variable annuities without a Payment Enhancement. Over the life of the Contract, the Payment Enhancements you receive may be more than offset by the higher expenses.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, we will pay you your Contract Value on the day we receive your request to cancel. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Sub-Accounts. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. We do not refund any fees or charges deducted during this period. In certain states, we are required to return your Premium Payment if you decide to cancel your Contract.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY CALCULATION DATE?

The Contract Value is the sum of the value of the Fixed Accumulation Feature and all Sub-Accounts. There are two things that affect your Sub-Account value:
(1) the number of Accumulation Units, and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the underlying Funds.

When Premium Payments and Payment Enhancements are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the sum of your Premium Payments and Payment Enhancements, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; divided by

- The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by

- Contract charges including the daily deductions for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures as amended from time to time.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the underlying Funds available in your Contract.


You may transfer from one Sub-Account to another before and after the Annuity Commencement Date. Your transfer request will be processed on the day that it is received in good order as long as it is received on a Valuation Day before the end of any Valuation Day. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.


WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?

When you request a Sub-Account transfer, we sell shares of the underlying Fund that makes up the Sub-Account you are transferring from and buy shares of the underlying Fund that makes up the Sub-Account you want to transfer into.

Each day, many Contract Owners request Sub-Account transfers. Some request transfers into a particular Sub-Account, and others request transfers out of a particular Sub-Account. In addition, each day some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Sub-Account's underlying Fund we would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, we also combine all the requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Sub-Account's underlying Fund we would need to buy to satisfy all Contract Owners' " transfer-in" requests.

In addition, many of the underlying Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, group funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in transactions

22                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

similar to the Sub-Account transfers described for variable annuity Contract Owners.


We take advantage of our size and available technology to combine sales of a particular underlying Fund for many of the variable annuities, variable life insurance policies, retirement plans, group funding agreements or other products offered by us or our affiliates. We also combine all the purchases of that particular underlying Fund for many of the products we offer. We then "net" those trades. This means that we sometimes reallocate shares of an underlying Fund within our accounts rather than buy new shares or sell shares of the underlying Fund.



For example, if we combine all transfer-out requests and Surrenders of a Stock Fund Sub-Account with all other sales of that underlying Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us, want to purchase or transfer-in an amount equal to $300,000 of that Fund, then we would send a sell order to the underlying Fund for $700,000, which is a $1 million sell order minus the purchase order of $300,000.


WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

You should be aware that there are several important restrictions on your ability to make a Sub-Account transfer.


FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER EACH DAY. We limit each Contract Owner to one Sub-Account transfer each day. We count all Sub-Account transfer activity that occurs on any one day as one Sub-Account transfer, except you cannot transfer the same Contract Value more than once a day.



For example, if the only transfer you make on a day is a transfer of $10,000 from a Money Market Fund Sub-Account into another Sub-Account, it would count as one Sub-Account transfer. If, however, on a single day you transfer $10,000 out of a Money Market Fund Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer. Likewise, if on a single day you transferred $10,000 out of a Money Market Fund Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer. Conversely, if you have $10,000 in Contract Value distributed among 10 different Sub-Accounts and you request to transfer the Contract Value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.



However, you cannot transfer the same Contract Value more than once in one day. That means if you have $10,000 in a Money Market Fund Sub-Account and you transfer all $10,000 into a Stock Fund Sub-Account, on that same day you could not then transfer the $10,000 out of that Stock Fund Sub-Account into another Sub-Account.


SECOND, WE HAVE IMPLEMENTED POLICIES DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, we do not want you to purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or engaging in frequent Sub-Account transfers in order to exploit inefficiencies in the pricing of the underlying Fund.

We attempt to curb frequent transfers in the following ways:


X   20 Transfer Rule; and


X   Abusive Transfer Policy


THE 20 TRANSFER RULE -- We employ the "20 Transfer Rule" to help curb frequent Sub-Account transfers. Under this policy, you are allowed to submit a total of 20 Sub-Account transfer requests each Contract Year for each Contract by any of the following methods: U.S. Mail, Voice Response Unit, Internet or telephone. Once these 20 Sub-Account transfers have been requested, you may submit any additional Sub-Account transfer requests only in writing by U.S. Mail or overnight delivery service. Transfer requests by telephone, Voice Response Unit, via the internet or sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it in good order.



We actively monitor Contract Owners' compliance with this policy. We will send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.


Each Contract Anniversary, we reset your transfers to allow 20 new Sub-Account transfers by any means.

We may make changes to this policy at any time.

ABUSIVE TRANSFER POLICY -- Regardless of the number of Sub-Account transfers you have done under the 20 Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy, which is designed to respond to market timing activity observed by the underlying Funds.

Under the Abusive Transfer Policy, we rely on the underlying Funds to identify a pattern or frequency of Sub-Account transfers that the underlying Fund wants us to investigate. Most often, the underlying Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once an underlying Fund contacts us, we run a report that identifies all Contract Owners who transferred in or out of that underlying Fund's Sub-Account on

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               23

----------------------------------------------------------------------------

the day or days identified by the underlying Fund. We then review the Contracts on that list to determine whether transfer activity of each identified Contract violates our written Abusive Transfer Policy. We don't reveal the precise details of this policy to make it more difficult for abusive traders to adjust their behavior to escape detection under this procedure. We can tell you that we consider some or all of the following factors in our review:

- the dollar amount of the transfer; the

- total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter;

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies; or

- the policies and procedures of a potentially affected underlying Fund regarding frequent trading.


Separate Account investors could be precluded from purchasing Fund shares if we reach an impasse on the execution of Fund abusive trading instructions.


If you meet the criteria established in our Abusive Transfer Policy, we will terminate your Sub-Account transfer privileges until your next Contract Anniversary, at which point your transfer privileges will be reinstated. Since we combine all the purchases of a particular underlying Fund for all the products through net trades, the underlying Fund is unable to identify transfers of any specific Contract owner. As a result, there is the risk that the underlying Fund may not be able to identify abusive transfers.

Since we combine all the purchases of a particular underlying Fund for all the products through net trades, the underlying Fund is unable to identify transfers of any specific Contract owner. As a result, there is the risk that the underlying Fund may not be able to identify abusive transfers.

Upon request by an underlying Fund, and subject to applicable law, we may provide the underlying Fund with the Tax Identification Number, and other identifying information contained in our records, of Contract Owners that engaged in Sub-Account transfers that resulted in our purchase, redemption, transfer or exchange of the shares of that underlying Fund.


ARE THERE ANY EXCEPTIONS TO THESE POLICIES?


INDIVIDUAL EXCEPTIONS. Except for the exceptions listed below, we do not make any exceptions to our policies restricting frequent trading. This means that if you request to be excused from any of the policies and to be permitted to engage in a Sub-Account transfer that would violate any of these policies, we will refuse your request.


SOME ESTABLISHED EXCEPTIONS. You should be aware, however, that the 20 Transfer Rule and the Abusive Transfer Policy do not apply in all circumstances, which we describe here:



- The 20 Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of an established asset allocation program or asset rebalancing program that rebalances a Contract Owner's holdings on a periodic, pre-established basis according to the prior written instructions of the Contract Owner or as part of a DCA program, including the DCA Plus program. That means that transfers that occur under these programs are not counted toward the 20 transfers allowed under the 20 Transfer Rule. We do not apply the 20 Transfer Rule to programs, like asset rebalancing, asset allocation and DCA programs, that allow Sub-Account transfers on a regularly scheduled basis because the underlying Funds expect these transfers and they usually do not represent the type of Sub-Account transfers that the underlying Funds find problematic.



- Many of the group variable annuities or group funding agreements are offered to retirement plans, and plan sponsors administer their plan according to Plan documents and administrative service agreements. If these retirement plan documents and administrative service agreements have no restrictions on Sub-Account transfers, then we cannot apply the 20 Transfer Rule and may not be able to apply any other restriction on transfers. We have been working with plan sponsors and plan administrators to ensure that any frequent transfer activity is identified and deterred. We have had only limited success in this area. Frequent transfers by individuals or entities that occur in other investment or retirement products provided by us could have the same abusive affect as frequent Sub-Account transfers done by other Contract Owners.



Other than these exceptions, the only other exceptions to the 20 Transfer Rule impose more restrictive limitations than the 20 Transfer Rule. For example, in Oregon, we have the contractual right to limit Sub-Account transfers to only one Sub-Account transfer every 30 days and to require that the transfer request be sent in writing. We currently do not enforce this right, but should we choose to do so, it would be an exception to the 20 Transfer Rule.


POSSIBILITY OF UNDETECTED FREQUENT TRADING IN THE UNDERLYING FUNDS. In addition to the exceptions we have just described, you should also be aware that there may be frequent trading in the underlying Funds that we are not able to detect and prevent, which we describe here:

- There is a variable annuity that we offer that has no Contingent Deferred Sales Charge. We are aware that frequent traders have used this annuity in the past to engage in frequent Sub-Account transfers that do not violate the precise terms of the 20 Transfer Rule. We believe that we have addressed this practice by closing all the international and global funds available in the annuity. However, we cannot always tell if there is frequent trading in this product.

- These policies apply only to individuals and entities that own this Contract and any subsequent or more recent versions of this Contract. However, the underlying Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered

24                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------


  directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.


HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

Frequent Sub-Account transfers often result in frequent purchases and redemptions of shares of the underlying Fund. Frequent purchases and redemptions of the shares of the underlying Funds may increase your costs under this Contract and may also lower your Contract's overall performance. Your costs may increase because the underlying Fund will pass on any increase in fees related to the frequent purchase and redemption of the underlying Fund's stocks. There would also be administrative costs associated with these transactions.

Frequent transfers may also cause an underlying Fund to hold more cash than the underlying Fund would like to hold. A large cash position means that the underlying Fund will not be fully invested and may miss a rise in value of the securities that the Fund would have purchased. If the underlying Fund chooses not to hold a larger cash position, then it may have to sell securities that it would have otherwise like to have kept, in order to meet its redemption obligations. Both of these measures could result in lower performance of the underlying Fund, which in turn would result in lower overall performance of your Contract.

Because frequent transfers may raise the costs associated with this Contract and lower performance, the effect may be a lower Death Benefit paid to your Beneficiary or lower annuity payouts for your Payee.

WHAT IF A PROSPECTUS FOR THE UNDERLYING FUNDS HAS
DIFFERENT POLICIES AND PROCEDURES REGARDING FREQUENT TRADING?

While the prospectuses for the underlying Funds may describe policies and procedures regarding frequent trading that may be different from those described in this variable annuity prospectus, the policies and procedures described in this variable annuity prospectus control how we administer Sub-Account transfers.

We will continue to monitor transfer activity and we may modify these restrictions at any time.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%).

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- Each Contract Year you may transfer the greater of:

- 30% of the greatest Contract Value in the Fixed Accumulation Feature as of any Contract Anniversary or the Contract issue date. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. The 30% does not include Contract Value in any DCA Plus Program; or

- An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.

We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.

You must wait 6 months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- You can make transfers by contracting us.


Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.



Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.


We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day you made the transfer request.

We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               25

----------------------------------------------------------------------------

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

B. CHARGES AND FEES

Specific charges and fees are described in the Highlights Section.

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.


SURRENDER ORDER -- During the Contract Years when a Contingent Deferred Sales Charge applies to the initial Premium Payment, all Surrenders in excess of the Annual Withdrawal Amount (which is equal to 10% of total Premium Payments) will be taken first from Premium Payments, then from earnings and then from Payment Enhancements. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.



Thereafter, Surrenders will be taken first from earnings, then from Premium Payments not subject to a Contingent Deferred Sales Charge, then from 10% of Premium Payments still subject to a Contingent Deferred Sales Charge and then from Premium Payments subject to a Contingent Deferred Sales Charge on a first-in-first-out basis, and then from Payment Enhancements. Only Premium Payments invested for less than the requisite holding period are subject to a Contingent Deferred Sales Charge.



For the examples below, assume that you made an initial Premium Payment of $10,000 and, on the fourth Contract Anniversary, you made an additional Premium Payment of $20,000.



In Contract Year 6, when your Contract Value is $34,000, you make a partial Surrender of $15,000. Because the initial premium is still subject to a Contingent Deferred Sales Charge, we will determine the Contingent Deferred Sales Charge for your partial surrender as follows:



- We will Surrender 10% of your total Premium Payments or $3,000 without charging a Contingent Deferred Sales Charge.



- We will then Surrender the Premium Payments that have been in the Contract the longest.



- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 6% on that amount, or $600.



- The remaining $2,000 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 8% of the $2,000, or $160.



- Your Contingent Deferred Sales Charge is $760.



In Contract Year 9 (i.e., when the initial Premium Payment is no longer subject to a Contingent Deferred Sales Charge) when your Contract Value is $37,000, you make a partial Surrender of $25,000. Because the initial Premium Payment of $10,000 is not subject to a Contingent Deferred Sales Charge, but the additional Premium Payment of $20,000 is, we will determine the Contingent Deferred Sales Charge for your partial surrender as follows:



- We will first surrender earnings, which is the Contract Value ($37,000) less your Premium Payments ($30,000), less your Payment Enhancements ($900) or $6,100.



- We will next surrender Premium Payments not subject to Contingent Deferred Sales Charges. Therefore, the next $10,000 will be from the surrender of the initial Premium Payment, which has no Contingent Deferred Sales Charge.



- We will next surrender the Annual Withdrawal Amount, which is 10% of the Premium Payments subject to a Contingent Deferred Sales Charge, or $2,000, without charging a Contingent Deferred Sales Charge.



- The final $6,900 will be surrendered from the additional Premium Payment. The Contingent Deferred Sales Charge is 7% of the amount of that premium that is surrendered, or $483.



- Your Contingent Deferred Sales Charge is $483.



If you have any questions about these charges, please contact us or your Registered Representative.

26                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- Annual Withdrawal Amount -- During the Contract Years when a Contingent Deferred Sales Charge applies you may take partial Surrenders up to 10% of the total Premium Payments subject to a Contingent Deferred Sales Charge. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for Contracts issued to a Charitable Remainder Trust.

- If you are a patient in a certified long-term care facility or other eligible facility -- We will waive any Contingent Deferred Sales Charge for a partial or full Surrender if you, the joint Contract Owner or the Annuitant, are confined for at least 180 calendar days to a:

X facility recognized as a general hospital by the proper authority of the state in which it is located;

X facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals;

X   facility certified as a hospital or long-term care facility; or

X nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.

For this waiver to apply, you must:

- have owned the Contract continuously since it was issued,

- provide written proof of your eligibility satisfactory to us, and

- request the Surrender within 91 calendar days of the last day that you are an eligible patient in a recognized facility or nursing home.

This waiver is not available if you, the joint Contract Owner or the Annuitant is in a facility or nursing home when you purchase or upgrade the Contract. We will not waive any Contingent Deferred Sales Charge applicable to any Premium Payments made while you are in an eligible facility or nursing home. In addition, if you request a full or partial Surrender during confinement, we will deduct from your Contract Value any Payment Enhancements credited during the time you were confined.

This waiver may not be available in all states.

- Upon death of the Annuitant or any Contract Owners -- No Contingent Deferred Sales Charge will be deducted if the Annuitant or any Contract Owner dies.

- Upon Annuitization -- The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. However, we will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- For The Hartford's Principal First Benefit Payments -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

- For The Hartford's Principal First Preferred Benefit Payments -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.


- For The Hartford's Lifetime Income Builder Payments -- If your Benefit Payment or your Lifetime Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment or Lifetime Benefit Payment amount as the case may be.



- For Required Minimum Distributions -- This allows Annuitants who are age 70 1/2 or older, with a Contract held under an IRA or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge for one year's required minimum distribution for that Contract Year. All requests for Required Minimum Distributions must be in writing.



- For substantially equal periodic payments -- We will waive the Contingent Deferred Sales Charge if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59 1/2.


- Upon cancellation during the Right to Cancel Period -- No Contingent Deferred Sales Charge will be deducted if you cancel your Contract during the Right to Cancel Period.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate specified above. This charge is deducted from your Sub-Account Value.

The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- Mortality Risk -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               27

----------------------------------------------------------------------------

bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- Expense Risk -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.

ADMINISTRATIVE CHARGE

For administration, we apply a daily charge against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 1% in Puerto Rico.

CHARGES AGAINST THE FUNDS

Annual Fund Operating Expenses -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees, operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds.

CHARGES FOR OPTIONAL BENEFITS

- MAV Plus or MAV/EPB Death Benefit Charge -- You may elect an optional Death Benefit called the "MAV Plus Death Benefit" or "MAV Death Benefit" depending on state availability for an additional charge. We will deduct this charge on a daily basis based on your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. You may only elect this benefit at the time you purchase your Contract.


- The Hartford's Principal First Charge -- The Hartford's Principal First is an option that can be elected at an additional charge. We will deduct this charge on a daily basis based on your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. You may elect the annuitization option at any time.



- The Hartford's Principal First Preferred Charge -- The Hartford's Principal First Preferred is an option that can be elected for an additional annual charge. We will deduct the charge on a daily basis based on your Contract Value invested in the Sub-Accounts. We will continue to deduct the charge until we begin to make Annuity Payouts or when you cancel the rider. You may elect the annuitization option at any time. You may elect to cancel this rider after the 5th anniversary of the date you added The Hartford's Principal First Preferred to your Contract.


- The Hartford's Lifetime Income Builder Charge -- The Hartford's Lifetime Income Builder is an option that can be elected at an additional charge based on your then current Benefit Amount. This additional charge will automatically be deducted from your Contract Value on each Contract Anniversary. The charge is withdrawn from each Sub-Account and the Fixed Account in the same proportion that the value

28                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------


  of the Sub-Account bears to the total Contract Value. The charge is deducted after all other financial transactions and any Benefit Amount increases are made. Once you elect this benefit, we will continue to deduct the charge until we begin to make annuity payouts. The rider charge may limit access to Fixed Accounts in certain states.


  We reserve the right to increase the charge up to a maximum rate of 0.75% any time on or after your fifth Contract Anniversary or five years from the date from which we last notified you of a fee increase, whichever is later. If we increase The Hartford's Lifetime Income Builder charge on any Contract Anniversary, you will receive advance notice of the increase and will be given the opportunity to suspend the charge increase. If you suspend The Hartford's Lifetime Income Builder charge increase, you will no longer receive automatic Benefit Amount increases. If we do not receive notice from you to suspend the increase, we will automatically assume that automatic Benefit Amount increases will continue and the new charge will apply. Within 30 days prior to subsequent Contract Anniversaries, you may re-start automatic Benefit Amount increases at the charge in effect since your most recent notification. In the case of a Surrender prior to a Contract Anniversary, a pro rata share of the charge will be assessed and will be equal to the charge multiplied by the Benefit Amount prior to the Surrender, multiplied by the number of days since the last charge was assessed, divided by 365.

PAYMENT ENHANCEMENTS

No specific charges are assessed to cover the expenses of the Payment Enhancement. Rather, the combination of charges and fees within the Contract, including the Mortality and Expense Risk Charge and the Contingent Deferred Sales Charge, are set at a level sufficient to cover the cost of offering the enhancements. As with all of its investment products, we expect to make a profit on the sale of these Contracts, however, there are no additional profits inherent with the structure of this Contract when compared with any other product we offer.

REDUCED FEES AND CHARGES

We may offer, in our discretion, reduced fees and charges including, but not limited to Contingent Deferred Sales Charges, the Mortality and Expense Risk Charge, any applicable administrative charges, the Annual Maintenance Fee and charges for optional benefits, for certain Contracts (including employer sponsored savings plans) which may result in decreased costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.

C. THE HARTFORD'S PRINCIPAL FIRST AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED


ELECTING THE HARTFORD'S PRINCIPAL FIRST OR THE HARTFORD'S PRINCIPAL FIRST PREFERRED



You may elect either The Hartford's Principal First or The Hartford's Principal First Preferred. This means if you elect The Hartford's Principal First you will never be able to elect The Hartford's Principal First Preferred. Likewise, if you elect The Hartford's Principal First Preferred you will never be able to elect The Hartford's Principal First.



For qualified Contracts, The Hartford's Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older and The Hartford's Principal First Preferred if the Contract Owner or Annuitant is age 71 or older.


Once you elect The Hartford's Principal First you cannot cancel it and we will continue to deduct The Hartford's Principal First Charge until we begin to make Annuity Payouts.


You may cancel The Hartford's Principal First Preferred any time after the 5th Contract Year or the 5th anniversary of the date you added The Hartford's Principal First Preferred to your Contract. If you cancel The Hartford's Principal First Preferred, all Benefit Payments and charges for The Hartford's Principal First Preferred will terminate. Once The Hartford's Principal First Preferred is cancelled it cannot be reinstated. If you do not cancel it, we will continue to deduct The Hartford's Principal First Preferred Charge until we begin to make Annuity Payouts.


OVERVIEW

The Hartford's Principal First and The Hartford's Principal First Preferred are optional benefits that, if elected, are intended to protect the amount of your investment from poor market performance. The amount of your investment that is protected from poor market performance will be different depending on when you elect your optional benefit. The amount that is protected is your "Benefit Amount." In other words, The Hartford's Principal First and The Hartford's Principal First Preferred operate as a guarantee of the Benefit Amount that you can access through a series of payments.

DETERMINING YOUR BENEFIT AMOUNT

The initial Benefit Amount for both The Hartford's Principal First and The Hartford's Principal First Preferred depends on when you elect your optional benefit. If you elect your optional benefit when purchasing the Contract, your initial Premium Payment is equal to the initial Benefit Amount. If you elect your optional benefit at a later date, your Contract Value, on the date it is added to your Contract, is equal to the initial Benefit Amount.

- Your Benefit Amount can never be more than $5 million.

- Your Benefit Amount is reduced as you take withdrawals.

Once the initial Benefit Amount has been determined, we calculate the maximum guaranteed payment that may be made each year ("Benefit Payment").

The Benefit Payment is 7% or 5% of your Benefit Amount for The Hartford's Principal First and The Hartford's Principal First Preferred, respectively.

BENEFIT PAYMENTS

Benefit Payments are non-cumulative, which means your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current year. For example, for The

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               29

----------------------------------------------------------------------------

Hartford's Principal First Preferred if you do not take 5% one year, you may not take more than 5% the next year.


If you elect your optional benefit when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish your optional benefit any time after you purchase your Contract, we count the first year as the time between the date we added the optional benefit to your Contract and your next Contract Anniversary, which could be less than a year.



Benefit Payments can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.


Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.

If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. Any time we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will re-calculate your Benefit Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:


- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract, the Benefit Payment is unchanged.



- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract, we have to recalculate your Benefit Payment. For The Hartford's Principal First, your Benefit Payment becomes 7% of your New Contract Value. For The Hartford's Principal First Preferred, your Benefit Payment becomes 5% of the New Contract Value.



- If the New Contract Value is less than the New Benefit Amount, your New Benefit Amount is then equal to the New Contract Value. We have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to the "new" Benefit Payment for the New Benefit Amount and your Benefit Payment becomes the lower of those two values..



Any additional Premium Payments made to your Contract will cause the Benefit Amount to be increased on a dollar-for-dollar basis. The Benefit Payment will equal the prior Benefit Payment plus 5% or 7% of the additional Premium Payment for The Hartford's Principal First Preferred and The Hartford's Principal First, respectively. If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.


If you change the ownership or assign this Contract to someone other than your spouse after 12 months of electing either optional benefit, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future.

The Benefit Amount will be recalculated to equal the lesser of:

- The Benefit Amount immediately prior to the ownership change or assignment;
  or

- The Contract Value at the time of the ownership change or assignment.


SURRENDERING YOUR CONTRACT


You can Surrender your Contract any time, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under The Hartford's Principal First or The Hartford's Principal First Preferred.

If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through a fixed annuity payout option until your Benefit Amount is depleted.

The fixed annuity payout option for The Hartford's Principal First is called The Hartford's Principal First Payout Option. The fixed annuity payout option for The Hartford's Principal First Preferred is called The Hartford's Principal First Preferred Payout Option.

While you are receiving payments under either of these fixed annuity payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.

ANNUITIZING YOUR CONTRACT

If you elect The Hartford's Principal First or The Hartford's Principal First Preferred and later decide to annuitize your Contract, you may choose The Hartford's Principal First Payout Option or The Hartford's Principal First Preferred Payout Option in addition to those Annuity Payout Options offered in the Contract.

Under both of these Annuity Payout Options, we will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will

30                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

be equal to the Benefit Amount. We may offer other Payout Options.


If you, the joint Contract Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by us have not been made, the Beneficiary may elect to take the remaining Benefit Payments by electing The Hartford's Principal First Payout Option or The Hartford's Principal First Preferred Payout Option whichever is applicable or any of the death benefit options offered in your Contract.



If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by us have been made, the payments will continue to be made to the Beneficiary.


 THE HARTFORD'S PRINCIPAL FIRST -- STEP-UP

Any time after the 5th year The Hartford's Principal First has been in effect, you may elect to "step-up" the Benefit Amount. There is no "step-up" available for The Hartford's Principal First Preferred. If you choose to "step-up" the Benefit Amount, your Benefit Amount will be re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to "step-up" the Benefit Amount if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year The Hartford's Principal First "step-up" has been in place, you may choose to "step-up" the Benefit Amount again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step-up" without waiting for the 5th year their Contract has been in force.

We currently allow you to "step-up" The Hartford's Principal First on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. AT THE TIME YOU ELECT TO "STEP-UP," WE MAY BE CHARGING MORE FOR THE HARTFORD'S PRINCIPAL FIRST BUT IN NO EVENT WILL THIS CHARGE EXCEED 0.75% ANNUALLY. REGARDLESS OF WHEN YOU BOUGHT YOUR CONTRACT, UPON "STEP-UP" WE WILL CHARGE YOU THE CURRENT CHARGE. BEFORE YOU DECIDE TO "STEP-UP," YOU SHOULD REQUEST A CURRENT PROSPECTUS WHICH WILL DESCRIBE THE CURRENT CHARGE FOR THIS BENEFIT.

THE HARTFORD'S PRINCIPAL FIRST PREFERRED -- INVESTMENT RESTRICTIONS

If you elect The Hartford's Principal First Preferred you are not permitted to transfer more than 10% of your Contract Value as of your last Contract Anniversary from the Non-Growth Sub-Accounts to the Growth Sub-Accounts in any one Contract Year. If you transfer more than 10% of your Contract Value The Hartford's Principal First Preferred will automatically terminate and all Benefit Payments and The Hartford's Principal First Preferred charge will cease. We may add or delete Sub-Accounts from the Non-Growth and Growth sub-account lists at any time. Currently, we do not enforce this investment transfer restriction. We will provide you 30 days' written notice when we elect to enforce this investment transfer restriction.


NON-GROWTH SUB-ACCOUNTS               GROWTH SUB-ACCOUNTS
----------------------------------------------------------------
AllianceBernstein Balanced       AllianceBernstein Global
  Wealth Strategy                  Research Growth
AllianceBernstein                Fidelity VIP Contrafund
  International Value            Fidelity VIP Growth
AllianceBernstein VP             Fidelity VIP Mid Cap
  Small/Mid Cap Value            Hartford Global Advisers HLS
AllianceBernstein VP Value         Fund
Fidelity VIP Equity-Income       Hartford Global Leaders HLS
Fidelity VIP Value Strategy        Fund
Hartford Advisers HLS Fund       Hartford Growth HLS Fund
Hartford Disciplined Equity      Hartford Growth Opportunities
  HLS Fund                         HLS Fund
Hartford Dividend and Growth     Hartford International
  HLS Fund                         Capital Appreciation HLS
Hartford Equity Income HLS         Fund
  Fund                           Hartford Small Cap Growth HLS
Hartford Focus HLS Fund            Fund
Hartford High Yield HLS Fund     Hartford Small Company HLS
Hartford Index HLS Fund          Fund
Hartford International           Oppenheimer Mid Cap
  Opportunities HLS Fund         Oppenheimer Capital
Hartford International Small       Appreciation
  Company HLS Fund               Oppenheimer Global Securities
Hartford Money Market HLS Fund   Putnam Vista
Hartford Mortgage Securities     Putnam Voyager
  HLS Fund                       Van Kampen UIF Emerging
Hartford Stock HLS Fund            Markets Equity Portfolio
Hartford Total Return Bond       Van Kampen UIF Mid Cap Growth
  HLS Fund                         Portfolio
Hartford U.S. Government
  Securities HLS Fund
Hartford Value HLS Fund
Hartford Value Opportunities
  HLS Fund
Lord Abbett All Value
Lord Abbett America's Value
Lord Abbett Bond Debenture
Lord Abbett Growth and Income
Lord Abbett Large Cap Core
Oppenheimer Main Street
Oppenheimer Main Street Small
  Cap
Putnam Diversified Income
Putnam Global Asset Allocation
Putnam Growth and Income
Putnam International Equity
Putnam Investors
Putnam New Value
Putnam Small Cap Value
Putnam The George Putnam Fund
  of Boston
Van Kampen LIT Comstock
  Portfolio
Van Kampen LIT Growth and
  Income Portfolio
Van Kampen UIF U.S. Mid Cap
  Value Portfolio


REQUIRED MINIMUM DISTRIBUTIONS

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               31

----------------------------------------------------------------------------

For purposes of The Hartford's Principal First Preferred, if you enroll in our Automatic Income Program to satisfy the Required Minimum Distributions from the Contract and, as a result, the withdrawals exceed your Benefit Payment we will not recalculate your Benefit Amount or Benefit Payment.

OTHER INFORMATION

The Hartford's Principal First and The Hartford's Principal First Preferred may not be available in all states or through all broker-dealers.

We reserve the right to treat all Contracts issued to you by us or one of our affiliates within a calendar year as one Contract for purposes of The Hartford's Principal First and The Hartford's Principal First Preferred. This means that if you purchase two Contracts from us in any twelve month period and elect either The Hartford's Principal First or The Hartford's Principal First Preferred on both Contracts, withdrawals from one Contract may be treated as withdrawals from the other Contract.

The Hartford's Principal First and The Hartford's Principal First Preferred may be elected when you purchase your Contract or anytime after your first Contract Anniversary.

For examples on how The Hartford's Principal First is calculated, please see "Appendix III." For examples on how The Hartford's Principal First Preferred is calculated, please see "Appendix IV."


D. THE HARTFORD'S LIFETIME INCOME BUILDER



OVERVIEW



The Hartford's Lifetime Income Builder is an optional rider that is intended to help protect your Contract investment from poor market performance. The Hartford's Lifetime Income Builder provides a single Benefit Amount payable as two separate but bundled benefits which form the entire benefit. In other words, The Hartford's Lifetime Income Builder is a guarantee of the Benefit Amount that you can access two ways:



- WITHDRAWAL BENEFIT allows (a) BENEFIT PAYMENTS: a series of withdrawals which may be paid annually until the Benefit Amount is reduced to zero or (b) LIFETIME BENEFIT PAYMENTS: a series of withdrawals which may be paid annually until the death of any Owner(s) if the oldest Owner(s) (or Annuitant if the Contract Owner is a trust) is age 60 or older. You may elect to receive either a Benefit Payment or a Lifetime Benefit Payment at one time. The Benefit Payments and Lifetime Benefit Payments may continue even if the Contract Value is reduced to zero; or



- GUARANTEED MINIMUM DEATH BENEFIT a Death Benefit equal to the greater of the Benefit Amount or the Contract Value if the Contract Value is greater than zero. The Death Benefit is payable at the death of any Contract Owner or Annuitant. DEPLETING THE BENEFIT AMOUNT BY TAKING WITHDRAWAL BENEFITS OR SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT.



ELECTING THE HARTFORD'S LIFETIME INCOME BUILDER



You may elect The Hartford's Lifetime Income Builder only at the time of purchase and once you do so, your choice is irrevocable. However, a Company sponsored exchange of this rider will not be considered to be a revocation or termination of this rider. The benefits comprising The Hartford's Lifetime Income Builder may not be purchased separately.



The Hartford's Lifetime Income Builder is only available if the oldest Contract Owner or Annuitant is age 75 or younger at Contract issue.



If you elect The Hartford's Lifetime Income Builder, you may not elect The Hartford's Principal First or The Hartford's Principal First Preferred and The Hartford's Lifetime Income Builder Guaranteed Minimum Death Benefit will replace the Premium Security Death Benefit as the standard Death Benefit.



DETERMINING YOUR BENEFIT AMOUNT



The initial Benefit Amount equals your initial Premium Payment. The Benefit Amount will be adjusted in the future through your actions as well as ours. The Benefit Amount will be increased as a result of any subsequent Premium Payments and automatic Benefit Amount increases. The Benefit Amount will be decreased as a result of any Surrenders and potentially, any changes in ownership.



- Automatic Benefit Amount increases. We may increase the Benefit Amount on each Contract Anniversary (referred to as "automatic Benefit Amount increases"), depending on the investment performance of your Contract. To compute this percentage, we will divide your Contract Value on the then current Contract Anniversary by the Maximum Contract Value, and subtract 1. In no event will this ratio be less than 0% or greater than 10%. Automatic Benefit Amount increases will continue until the Contract Anniversary immediately following the oldest Owner's or Annuitant's 75th birthday.



- Subsequent Premium Payments. When subsequent Premium Payments are received, the Benefit Amount will be increased by the dollar amount of the subsequent Premium Payment.



- Surrenders. When a Surrender is made, the Benefit Amount will be equal to the amount determined in either (A), (B) or (C) as follows:



  A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Benefit Payment, the Benefit Amount becomes the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.



  B. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment as a result of enrollment in our Automatic Income Program to satisfy Required Minimum Distributions, the Benefit Amount becomes the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.

32                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------


  C. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment and the Required Minimum Distribution exception in (B) does not apply, the Benefit Amount is re-calculated to the greater of zero or the lesser of (i) or (ii) as follows:



    (i)   the Contract Value immediately following the Surrender; or



    (ii) the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.



- Benefit Amount limits. Your Benefit Amount cannot be less than $0 or more than $5 million. Any sums in excess of this ceiling will not be included for any benefits under The Hartford's Lifetime Income Builder.



If your automatic Benefit Amount increases have been suspended as a result of your declining a fee increase, you will have the option to elect the automatic Benefit Amount increase again 30 days prior to each Contract Anniversary at the then current charge. If you decide to elect the automatic Benefit Amount increase on a future Contract Anniversary, we will thereafter resume automatic Benefit Amount increases.



Since the Benefit Amount is a central source for both benefits under The Hartford's Lifetime Income Builder, taking withdrawals will ultimately lessen or eliminate the Guaranteed Minimum Death Benefit.



Please refer to the Examples included in Appendix VI for a more complete description of these effects.



WITHDRAWAL BENEFIT



The following Section describes both BENEFIT PAYMENTS and LIFETIME BENEFIT PAYMENTS which together comprise the Withdrawal Benefit.



BENEFIT PAYMENTS



Under this option, Surrenders may be taken immediately as a Benefit Payment that is initially set equal to 5% annually of the initial Benefit Amount. The Benefit Payment is the amount guaranteed for withdrawal each Contract Year until the Benefit Amount is reduced to zero (even if the Contract Value is first reduced to zero). We support this guaranteed payment through our General Account which is subject to our claims paying ability and other liabilities as a company.



The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.



Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.



Whenever a Surrender is taken during any Contract Year, the Benefit Payment will be adjusted to equal the amount in either (A), (B) or (C) as follows:



  A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Benefit Payment, the Benefit Payment until the next Contract Anniversary is equal to the Benefit Payment immediately prior to the Surrender.



  B. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment as a result of enrollment in our Automatic Income Program to satisfy Required Minimum Distributions, the provisions of (A) will apply.



  C. If total Surrenders since the most recent Contract Anniversary are more than the Benefit Payment and the Required Minimum Distribution exception in (B) does not apply, the Benefit Payment will be re-calculated to equal the Benefit Amount immediately following the Surrender times 5%.



If you choose an amount less than the Benefit Payment in any Contract Year, the remaining annual Benefit Payment cannot be carried forward to the next Contract Year. You may elect to take Benefit Payments at any time provided that the Benefit Amount is greater than zero.



If you make a subsequent Premium Payment, the Benefit Payment will be re-calculated to equal 5% of the Benefit Amount immediately after the subsequent Premium Payment is made.



If there is an increase in the Benefit Amount due to an automatic Benefit Amount increase on any Contract Anniversary, we will automatically re-calculate the Benefit Payment to the greater of the Benefit Payment immediately prior to the increase or the Benefit Amount immediately after the increase times 5%.



If Surrenders are less than or equal to the Benefit Payment but results in the Contract Value remaining after such Surrender to be less than our minimum amount rules then in effect, we will not terminate the Contract under our minimum amount rules if the Benefit Amount is greater than zero. However, if the Benefit Amount is zero and the Contract Value remaining after any Surrender is also less than our minimum amount rules then in effect, we may terminate the Contract and pay you the Surrender Value.



LIFETIME BENEFIT PAYMENT



Under this option, Surrenders may be taken as a Lifetime Benefit Payment that is initially set equal to 5% annually of the Benefit Amount on the Contract Anniversary immediately following the oldest Owner's 60th birthday or 5% of the initial Benefit Amount if the oldest Owner is 60 or older at the rider's effective date. In other words, you may elect to go from Benefit Payments to Lifetime Benefit Payments once the oldest Contract Owner turns 60 provided that your Contract Value at the time of election is greater than zero. The Lifetime Benefit Payment is the amount guaranteed to be available for withdrawal each Contract Year until the first death of any Owner (even if the Contract Value is reduced to zero). We support this payment through our General Account which is subject to our claims paying ability and other liabilities as a company.



Lifetime Benefit Payments can be divided up and taken on any payment schedule that you request.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               33

----------------------------------------------------------------------------


Lifetime Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Lifetime Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Lifetime Benefit Payment include any applicable Contingent Deferred Sales Charge.



Whenever a Surrender is taken after the Contract Anniversary immediately following the oldest Owner's 60th Birthday, the Lifetime Benefit Payment will be equal to the amount determined in either (A), (B) or (C) as follows:



  A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Lifetime Benefit Payment, the Lifetime Benefit Payment is equal to the Lifetime Benefit Payment immediately prior to the Surrender.



  B. If total Surrenders since the most recent Contract Anniversary exceed the Lifetime Benefit Payment as a result of enrollment in our Automatic Income Program to satisfy Required Minimum Distributions, the provisions of (A) will apply.



  C. If total Surrenders since the most recent Contract Anniversary are more than the Lifetime Benefit Payment and the Required Minimum Distribution exception in (B) does not apply, the Lifetime Benefit Payments will be re-calculated to equal the Benefit Amount immediately following the partial Surrender times 5%.



If you choose an amount less than the Lifetime Benefit Payment in any Contract Year, the remaining annual Lifetime Benefit Payment cannot be carried forward to the next Contract Year.



Lifetime Benefit Payments will be available until the first death of any Contract Owner. If the Contract Value is reduced to zero, Lifetime Benefit Payments will automatically continue under The Hartford's Lifetime Income Builder Fixed Lifetime and Period Certain Payout.



If you make a subsequent Premium Payment after the Contract Anniversary immediately following the oldest Owner's 60th birthday, the Lifetime Benefit Payment will be re-calculated on the next Contract Anniversary to equal 5% of the Benefit Amount after the subsequent Premium Payment is made.



If Surrenders are not taken prior to the Contract Anniversary immediately following the oldest Contract Owner's 60th birthday, the Lifetime Benefit Payment will equal the Benefit Payment. If Surrenders are taken prior to the Contract Anniversary immediately following the oldest Contract Owner's 60th birthday, the Lifetime Benefit Payment may be less than the Benefit Payment.



If there is an increase in the Benefit Amount due to an automatic Benefit Amount increase on any Contract Anniversary after the oldest Owner's 60th birthday, we will automatically re-calculate the Lifetime Benefit Payment to equal the greater of the Lifetime Benefit Payment immediately prior to the increase or the Benefit Amount immediately after the increase times 5%.



If a Surrender is less than or equal to the Lifetime Benefit Payment but results in the Contract Value remaining after such Surrender to be less than our minimum amount rules then in effect, we will not terminate the contract under our minimum amount rules. However, if the Contract Value remaining after any Surrender is less than our minimum amount rules then in effect and the Benefit Amount and your Lifetime Benefit Payments have been reduced to zero, we may terminate the contract and pay the Surrender Value.



Please refer to the Examples included in Appendix VI for a more complete description of these effects.



SURRENDERING YOUR CONTRACT UNDER THE HARTFORD'S LIFETIME INCOME BUILDER



You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value at the time you request this Surrender with any applicable charges deducted and not the Benefit Amount, Lifetime Benefit Payment or the Benefit Payment amount you would have received under The Hartford's Lifetime Income Builder.



If you still have a Benefit Amount or Lifetime Benefit Payment Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, we will issue a payout annuity. If the Contract Owner is a natural person we will treat the Contract Owner(s) as the Annuitant(s) for purposes of this annuity. If there is more than one Annuitant, the annuity will be on a first-to-die basis (joint and 0% survivor annuity). You may elect to have the Benefit Amount or Lifetime Benefit Payment paid to you under either The Hartford's Lifetime Income Builder Fixed Period Certain Payout or The Hartford's Lifetime Income Builder Fixed Lifetime and Period Certain Payout Option described in the Annuity Payout Section. The election is irrevocable. You may elect to defer the Annuity Commencement Date until you are eligible for The Hartford's Lifetime Income Builder Fixed Lifetime and Period Certain Payout, described below.



GUARANTEED MINIMUM DEATH BENEFIT PROVISION



The Hartford's Lifetime Income Builder includes a Guaranteed Minimum Death Benefit ("GMDB") that replaces the standard Premium Security Death Benefit described in this prospectus. This Death Benefit guarantees that we will pay to the Beneficiary the greater of the Benefit Amount or the Contract Value (as long as the Contract Value is greater than zero) as of the date due proof of death is received by us. IF THE CONTRACT VALUE IS ZERO AS OF THE DATE THAT DUE PROOF OF DEATH IS RECEIVED BY US, THERE WILL BE NO DEATH BENEFIT UNDER THE HARTFORD'S LIFETIME INCOME BUILDER.



OWNERSHIP CHANGE



We reserve the right to approve all ownership changes. Certain approved changes in ownership may cause a re-calculation of the benefits subject to applicable state law. Generally, we will not re-calculate the benefits under The Hartford's Lifetime Income Builder so long as the change in ownership does not affect the life on which the Contract is based and does not result in a change in the tax identification number under the Contract.

34                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------


Any ownership change made prior to the first Contract Anniversary will have no impact on The Hartford's Lifetime Income Builder rider or the benefits thereunder as long as the new Owner(s) and Annuitant are less than age 76 at the time of the change.



An ownership change after the first Contract Anniversary that causes a re-calculation in the benefits as long as the oldest Owner(s) or Annuitant after the change are less than age 76 at the time of the change will automatically result in either (A) or (B):



  (A) If The Hartford's Lifetime Income Builder rider is not currently available for sale, we will continue the existing The Hartford's Lifetime Income Builder for the GMDB only and the Withdrawal Benefit will terminate. The charge will discontinue.



  (B) If The Hartford's Lifetime Income Builder rider is currently available for sale, we will continue the existing rider with respect to all benefits at the current charge. The Benefit Amount will be re-calculated to the lesser of the Contract Value or the Benefit Amount on the date of the change. The Benefit Payment and Lifetime Benefit Payment will be re-calculated on the date of the change.



If the oldest Owner(s) or Annuitant is age 76 or greater at the time of an ownership change, The Hartford's Lifetime Income Builder rider will continue with respect to the Guaranteed Minimum Death Benefit only and the Withdrawal Benefit will terminate. The Guaranteed Minimum Death Benefit will be modified to equal Contract Value only. The Hartford's Lifetime Income Builder charge will terminate.



In addition, we reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the ownership change effective date. We may prohibit investment in any Sub-Account, require you to allocate your Contract Value according to an asset allocation model or to allocate your Contract Value to a fund-of-funds Sub-Account. If you violate the restrictions, then the rider, its benefits and its charges will terminate.



SPOUSAL CONTRACT CONTINUATION



If the Contract Owner dies and the Beneficiary is the deceased Contract Owner's spouse at the time of death, the spouse may continue the Contract, and we will adjust the Contract Value to the Death Benefit value (the greater of the Death Benefit and the Benefit Amount).



If the spouse elects to continue the Contract and is less than age 76 at the time of the continuation, then either (A) or (B) will automatically apply:



  (A) If The Hartford's Lifetime Income Builder is not currently available for sale, we will continue the existing The Hartford's Lifetime Income Builder for the GMDB only and the Withdrawal Benefit will terminate. The charge will discontinue.



  (B) If The Hartford's Lifetime Income Builder is currently available for sale, we will continue the existing rider with respect to all benefits at the current charge. The Benefit Amount and Maximum Contract Value will be re-calculated to the Contract Value on the continuation date. The Benefit Payments and Lifetime Benefit Payments will be re-calculated on the continuation date.



If the spouse elects to continue the Contract and is age 76 or greater at the time of the continuation, The Hartford's Lifetime Income Builder will continue with respect to the Guaranteed Minimum Death Benefit only and the Withdrawal Benefit will terminate. The Guaranteed Minimum Death Benefit will be modified to equal Contract Value only. The Hartford's Lifetime Income Builder charge will terminate.



ANNUITY COMMENCEMENT DATE



If the annuity reaches the maximum Annuity Commencement Date, which is the later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, the Contract will automatically be annuitized unless we and the Owner(s) agree to extend the Annuity Commencement Date, which approval may be withheld or delayed for any reason. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under The Hartford's Lifetime Income Builder rules applicable when the Contract Value equals zero.



OTHER INFORMATION



The Hartford's Lifetime Income Builder may not be available in all states or through all broker-dealer firms.



For purposes of determining the Benefit Amount under The Hartford's Lifetime Income Builder, we reserve the right to treat one or more Contracts issued by us to you with The Hartford's Lifetime Income Builder in the same calendar year as one Contract. Accordingly, if we elect to aggregate Contracts, we will change the period over which we measure withdrawals against the Benefit Payment.



The Hartford's Lifetime Income Builder may not be appropriate for all investors. Several factors, among others, should be considered:



- Inasmuch as these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use. For instance, if you deplete your Benefit Amount through Surrenders, whether voluntarily or as a result of Required Minimum Distributions, you will reduce your Death Benefit. IF THE CONTRACT VALUE IS ZERO AS OF THE DATE THAT DUE PROOF OF DEATH IS RECEIVED BY US, THERE WILL BE NO DEATH BENEFIT UNDER THE HARTFORD'S LIFETIME INCOME BUILDER RIDER.



- Inasmuch as Withdrawal Benefits may reduce or eliminate the GMDB, electing The Hartford's Lifetime Income Builder rider as part of an investment program involving a qualified plan may not make sense unless, for instance, other features of this Contract such as Withdrawal Benefits and access to underlying Funds, outweigh the absence of additional tax advantages from a variable annuity.



- Purchasing The Hartford's Lifetime Income Builder rider is a one time only event and cannot be undone later. If you elect The Hartford's Lifetime Income Builder you will also forfeit other benefits such as The Hartford's Principal First and The

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               35

----------------------------------------------------------------------------


  Hartford's Principal First Preferred. A comparison table is provided below for ease of reference.



- Withdrawals are taxable as ordinary income to the extent of earnings and may also be subject to a 10% federal income tax penalty. Such withdrawals may have state income tax implications.



- Spouses who are not a joint Owner or a Beneficiary may find continuation of this rider to be unavailable or unattractive after the death of the Contract Owner-spouse. Continuation of all of the options available in The Hartford's Lifetime Income Builder is dependent upon its availability at the time of death of the first Contract Owner-spouse and will be subject to then prevailing charges.



- Annuitizing your Contract, whether voluntarily or not, will impact these benefits. First, annuitization shall eliminate the Guaranteed Minimum Death Benefit. Second, annuitization will terminate any Withdrawal Benefits which will be converted into annuity payments according to the annuitization option chosen. Accordingly, Lifetime Benefit Payments could be replaced by another "lifetime" payout option but will not be subject to automatic Benefit Amount increases.



- Certain ownership changes may result in a reduction of benefits.



- We may not allow assignments under The Hartford's Lifetime Income Builder.



- Finally, we may increase the charge for this rider on or after the fifth Contract Anniversary or five years since your last increase notification.



For examples on how The Hartford's Lifetime Income Builder is calculated, please see Appendix VI.







KEY DIFFERENCES BETWEEN THE HARTFORD'S PRINCIPAL FIRST, THE HARTFORD'S PRINCIPAL FIRST PREFERRED AND THE HARTFORD'S LIFETIME INCOME BUILDER



                                                                THE HARTFORD'S PRINCIPAL             THE HARTFORD'S LIFETIME
      FEATURES           THE HARTFORD'S PRINCIPAL FIRST              FIRST PREFERRED                      INCOME BUILDER
----------------------------------------------------------  -----------------------------------------------------------------------
Charge                 0.50% of Sub-Account Value           0.20% of Sub-Account Value          0.40% of the Benefit Amount
Benefit Payment        7% of Benefit Amount                 5% of Benefit Amount                5% of highest Benefit Amount
Revocability           -  Irrevocable                       -  Revocable anytime after the      -  Irrevocable
                                                               5th Contract Year or the 5th
                                                               Anniversary of the date you
                                                               added The Hartford's
                                                               Principal First Preferred to
                                                               your Contract
                       -  Charge continues to be            -  Charge continues to be           -  Charge continues to be
                          deducted until we begin to           deducted until we begin to          deducted until we begin to
                          make annuity payouts                 make annuity payout or charge       make Annuity Payouts
                                                               will terminate if The
                                                               Hartford's Principal First
                                                               Preferred is cancelled
Step Up                -  After the 5th Contract Year,      -  Not Available                    -  Annual, automatically
                          every five years thereafter,                                             calculated, unless opted out
                          if elected
Lifetime Benefit       -  Not Available                     -  Not Available                    -  Available
Payments
Death Benefit          -  Premium Security or Asset         -  Premium Security or Asset        -  The Hartford's Lifetime Income
                          Protection Death Benefit             Protection Death Benefit            Builder Guaranteed Minimum
                                                                                                   Death Benefit
Maximum Issue Age      -  Non-Qualified & Roth IRA --       -  Non-Qualified & Roth IRA --      -  Non-Qualified and Roth IRA --
                          Age 85                               Age 85                              Age 75
                       -  IRA/Qualified -- Age 80           -  IRA/Qualified -- Age 70          -  IRA/Qualified -- Age 75
Investment             -  None                              -  You are not permitted to         -  None, unless approved
Restrictions                                                   transfer more than 10% of           ownership change
                                                               your Contract Value as of
                                                               your last Contract
                                                               Anniversary between certain
                                                               investment options. This
                                                               restriction is not currently
                                                               enforced
Spousal Continuation   -  Available                         -  Available                        -  Available

36                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------


E. DEATH BENEFITS



In most cases, we have used the same terminology in the Contract and this prospectus. However, when describing the Death Benefits, we have used different terms in this prospectus than in the Contract. When you receive your Contract after purchase, it will include Contract riders that describe your Death Benefit. For the standard Death Benefit, called Premium Security Death Benefit in your prospectus, for age 80 and under, you will receive riders entitled "Asset Protection Death Benefit" and "Premium Protection Death Benefit." Together, these riders make up the Premium Security Death Benefit. For the Asset Protection Death Benefit, you will receive a Contract rider with the same name. If you elect the MAV Plus Death Benefit, you will receive a rider entitled the "Maximum Anniversary Value/Earnings Protection Benefit" rider. If, after you receive your Contract you have any questions about terminology of the names of the riders, please call your Registered Representative or us.


WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner, joint Contract Owner, or the Annuitant dies before we begin to make Annuity Payouts. We calculate the Death Benefit when we receive a certified death certificate or other legal document acceptable to us. The calculations for the Death Benefit that are described below are based on the Contract Value on the date we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

This Contract comes with a standard Death Benefit, which depends on the age of you and your Annuitant. This minimum guaranteed Death Benefit is at no additional cost. If you and your Annuitant are younger than age 81 on the issue date, your Death Benefit is the Premium Security Death Benefit. If you or your Annuitant are age 81 or older, your Death Benefit is the APB Death Benefit, which is short for Asset Protection Death Benefit. This minimum guaranteed Death Benefit is offered at no additional cost. If you elect The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder Guaranteed Minimum Death Benefit will replace the Premium Security Death Benefit as the standard Death Benefit. The Hartford's Lifetime Income Builder Guaranteed Minimum Death Benefit is described later in this prospectus.

THE PREMIUM SECURITY DEATH BENEFIT

If both you and your Annuitant are younger than age 81 on the date we issue this Contract, your Death Benefit is the greatest of:

- Your Contract Value on the date we receive due proof of death;

- Your Total Premium Payments adjusted for any partial Surrenders; or

- The lesser of:

X   Your Maximum Anniversary Value described below; or

X Your Contract Value on the date we receive due proof of death plus 25% of your Maximum Anniversary Value excluding subsequent Premium Payments we receive within 12 months of death.

THE ASSET PROTECTION DEATH BENEFIT


If you or your Annuitant are age 81 or older on the date we issue this Contract, the Death Benefit is the greatest of A, B and, if applicable, C below:



A.  Your Contract Value on the date we receive due proof of death;



B.  The lesser of:


X   Total Premium Payments adjusted for any partial Surrenders; or

X Your Contract Value on the date we receive due proof of death plus 25% of total Premium Payments adjusted for partial Surrenders and excluding subsequent Premium Payments we receive within 12 months of death.


C. If one of you and your Annuitant is age 81 or older on the date we issue this Contract and one of you and your Annuitant is age 79 or younger on the date we issue this Contract, the death benefit payable upon the death of the younger of you or your Annuitant as determined above will be subject to the following minimum amount:


- The lesser of:

X   Your Maximum Anniversary Value described below; or

X Your Contract Value on the date we receive proof of death plus 25% of your Maximum Anniversary Value excluding subsequent Premium Payments we receive within 12 months of death.

MAXIMUM ANNIVERSARY VALUE

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               37

----------------------------------------------------------------------------

The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced for any partial Surrenders as shown below.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

ADJUSTMENTS FOR SURRENDERS

We calculate the adjustments to your aggregate Premium Payments for any Surrenders by reducing your aggregate Premium Payments on a dollar for dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your aggregate Premium Payments proportionally based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender.


We calculate the adjustments to your Maximum Anniversary Value for any Surrenders by reducing your Maximum Anniversary Value on a dollar for dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your Maximum Anniversary Value proportionally based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender.


OPTIONAL DEATH BENEFIT

You may elect an optional Death Benefit for an additional charge. We call the optional Death Benefit the "MAV Plus Death Benefit," which is short for "Maximum Anniversary Value Plus Death Benefit." The name of the rider for the MAV Plus Death Benefit is called the "Maximum Anniversary Value/Earnings Protection Benefit" rider. If you elect MAV Plus, the benefit that we pay upon death will be the greater of the Premium Security Death Benefit and MAV Plus Death Benefit.

In states where the MAV Plus Death Benefit is not available, we offer the "MAV Death Benefit," which stands for "Maximum Anniversary Value Death Benefit." Not all Death Benefit choices are available in all states or through all broker-dealer firms. For more information, see State Variations in Section 7 or call your Registered Representative or contact us.

THE MAV PLUS DEATH BENEFIT

You may elect the "MAV Plus Death Benefit" or "Maximum Anniversary Value Plus Death Benefit" for an additional charge. If you elect MAV Plus, the benefit that we pay upon death will be the greater of the Standard Death Benefit and MAV Plus Death Benefit. In states where the MAV Plus Death Benefit is not available, we offer the "MAV Death Benefit," which stands for "Maximum Anniversary Value Death Benefit." Not all Death Benefit choices are available in all states or through all broker-dealer firms. For more information, contact us or your Registered Representative.

The MAV Plus Death Benefit is available for an additional annual charge, deducted daily, based on your Contract Value invested in the Sub-Accounts. You cannot choose this Death Benefit if you and/or your Annuitant are age 76 or older on the issue date. You can only choose this Death Benefit at the time of issue.

The MAV Plus Death Benefit is the greatest of:

- Your Contract Value on the date we receive due proof of death;

- Total Premium Payments adjusted for any partial Surrender;

- Your Maximum Anniversary Value; or

- Your Earnings Protection Benefit described below.

EARNINGS PROTECTION BENEFIT

The Death Benefit depends on the age of you and your Annuitant on the date the MAV Plus Death Benefit is added to your Contract. If each age is 69 or younger, the benefit is the Contract Value on the date we receive due proof of death plus 40% of the lesser of Contract gain on that date and the cap. The terms "gain" and "cap" are described below.

If you and/or your Annuitant are age 70 or older on the date the MAV Plus Death Benefit is added to your Contract, the benefit is the Contract Value on the date we receive due proof of death plus 25% of the lesser of Contract gain on that date and the cap.

We determine Contract gain by subtracting your Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value on the calculation date. We then deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain immediately prior to the Surrender. The adjustment is the difference between the two, but not less than zero.

The Contract gain that is used to determine your Death Benefit has a limit or "cap." The cap is 200% of the following:

- The Contract Value on the date the MAV Plus Death Benefit was added to your Contract; plus

- Premium Payments made after the MAV Plus Death Benefit was added to your Contract, excluding any Premium Payments made within 12 months of the date we receive due proof of death; minus

- Any adjustments for partial Surrenders.

ADDITIONAL INFORMATION ABOUT THE DEATH BENEFITS

WAIVER OF CONTRACTUAL PROVISIONS AFFECTING THE CALCULATION OF THE DEATH BENEFIT -- According to your Contract's Death Benefit provisions, when we calculate the Death Benefit we deduct any Payment Enhancements that we credit to your Contract within 12 months of death. However, Hartford has agreed to waive this deduction for as long as you own this Contract. When we calculate your Death Benefit we will not deduct

38                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

any Payment Enhancements that we credit to your Contract within 12 months of death.

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans."

We impose a limit on total death benefits if:

- The total death benefits are payable as a result of the death of any one person under one or more deferred variable annuities issued by us or our affiliates, and

- Aggregate Premium Payments total $5 million or more.

When the limit applies, total death benefits cannot exceed the greater of:

- The aggregate Premium Payments reduced by an adjustment for any Surrenders;
  or

- The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

- The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each Contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary resides or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if the death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

Alternatives to the Required Distributions -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

Spousal Contract Continuation -- If the Contract Owner dies and a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               39

----------------------------------------------------------------------------

payment or as an Annuity Payout Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract Continuation will only apply one time for each Contract.

We will not recapture Payment Enhancements if your spouse continues the Contract and the Contract Value is greater than the Death Benefit at the time we calculate the Death Benefit.

If your spouse continues any portion of the Contract as Contract Owner and elects the MAV Plus Death Benefit, we will use the date the Contract is continued with your spouse as Contract Owner as the effective date the optional Death Benefit was added to the Contract. This means we will use the date the Contract is continued with your spouse as Contract Owner as the effective date for calculating the MAV Plus Death Benefit. The percentage used for the MAV Plus Death Benefit will be determined by the oldest age of any remaining joint Contract Owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving joint       The Annuitant is living or      Joint Contract Owner receives
                                 Contract Owner                   deceased                        the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or      Designated Beneficiary receives
                                 Contract Owner                   deceased                        the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or      Contract Owner's estate
                                 Contract Owner and the           deceased                        receives the Death Benefit.
                                 Beneficiary predeceases the
                                 Contract Owner
Annuitant                        The Contract Owner is living     There is no named Contingent    The Contract Owner becomes the
                                                                  Annuitant                       Contingent Annuitant and the
                                                                                                  Contract continues. The
                                                                                                  Contract Owner may waive this
                                                                                                  presumption and receive the
                                                                                                  Death Benefit.
Annuitant                        The Contract Owner is living     The Contingent Annuitant is     Contingent Annuitant becomes
                                                                  living                          the Annuitant, and the Contract
                                                                                                  continues.
Annuitant                        The Contract Owner is a trust    There is no named Contingent    The Contract Owner receives the
                                 or other non-natural person      Annuitant                       Death Benefit.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                        AND . . .                                      THEN THE . . .
Contract Owner                   The Annuitant is living                          Designated Beneficiary becomes the Contract
                                                                                  Owner.
Annuitant                        The Contract Owner is living                     Contract Owner receives the payout at death, if
                                                                                  any.
Annuitant                        The Annuitant is also the Contract Owner         Designated Beneficiary receives the payout at
                                                                                  death, if any.

These are the most common scenarios, however, there are others. Some of the Annuity Payout Options may not result in a payout at death. For more information on Annuity Payout Options that may not result in a payout at death please see the section entitled "Annuity Payouts." If you have questions about these and any other scenarios, please contact your registered representative or us.

40                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

F. SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

Full Surrenders before the Annuity Commencement Date -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be paid in a lump sum. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges, a pro-rated portion of The Hartford's LIfetime Income Builder Charge, if applicable, and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

Partial Surrenders before the Annuity Commencement Date -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge.

There are two restrictions on partial Surrenders before the Annuity Commencement Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- After a Surrender, your Contract Value must be equal to or greater than our then current minimum Contract Value that we establish according to our current policies and procedures. We may change the minimum Contract Value in our sole discretion, with notice to you. Our current minimum Contract Value is $500 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender.

Full Surrenders after the Annuity Commencement Date -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment for a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

Partial Surrenders after the Annuity Commencement Date -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must make the Surrender request during the Period Certain.


We will deduct any applicable Contingent Deferred Sales Charges.


If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

These options may not be available if the contract is issued to qualify under
Section 401, 403, 408, or 457 of the Internal Revenue Code of 1986, as amended. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

Please check with your tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

Written Requests -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

Telephone Requests -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               41

----------------------------------------------------------------------------

There are some restrictions on telephone Surrenders. Please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

Completing a power of attorney form for another person to act on your behalf may prevent you from making Surrenders via telephone.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

Prior to age 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

More than one Contract issued in the same calendar year -- If you own more than one Contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

Internal Revenue Code section 403(b) annuities -- As of December 31, 1988, all section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a federal income tax penalty of 10%.

We encourage you to consult with your qualified tax adviser before making any Surrenders. Please see the "Federal Tax Considerations" section for more information.

G. ANNUITY PAYOUTS

This section describes what happens when we begin to make regular Annuity Payouts from your Contract. You, as the Contract Owner, should answer five questions:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want fixed dollar amount or variable dollar amount Annuity Payouts?


Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.


WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. You may choose to begin receiving a variable dollar amount Annuity Payout at any time. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments, subject to the laws and regulations then in effect and our approval. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with more than 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?


Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. The Hartford's Principal First Payout Option is available only to Contract Holders who elect The Hartford's Principal First rider. The Hartford's Principal First Preferred Payout Option is available only to Contract Holders who elect The Hartford's Principal First Preferred rider. The Hartford's Lifetime Income Builder Fixed Period Certain Payout Option and The Hartford's Lifetime Income Builder Fixed Lifetime and Period Certain Payout Option are available only to Contract Owners who elect The Hartford's Lifetime Income Builder rider. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.


LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A

42                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select with a minimum of 10 years. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 10 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENT FOR A PERIOD CERTAIN

We agree to make Annuity Payouts for a specified time. You can select any number of years between 10 years and 100 years minus the Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the commuted value in one sum. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

THE HARTFORD'S PRINCIPAL FIRST PAYOUT OPTION

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called the The Hartford's Principal First Payout Option, we will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.

THE HARTFORD'S PRINCIPAL FIRST PREFERRED PAYOUT OPTION

If you elect The Hartford's Principal First Preferred and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford's Principal First Preferred Payout Option, we will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

THE HARTFORD'S LIFETIME INCOME BUILDER FIXED PERIOD CERTAIN PAYOUT


If your Contract Value goes to zero, you are entitled to receive payments in a fixed dollar amount for a stated number of years. The actual number of years that payments will be made is

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               43

----------------------------------------------------------------------------

determined by dividing the Benefit Amount by the Benefit Payment.

The total amount payable under this option will equal the Benefit Amount. This annualized amount will be paid over the determined number of years in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequently than annually. The amount payable in the final year of payments may be less than the prior year's annual amount payable so that the total amount of the payouts will be equal to the Benefit Amount. If, at the death of any Annuitant, payments have been made for less than the stated number of years, the remaining scheduled payments will be made to the Beneficiary as scheduled payments.

THE HARTFORD'S LIFETIME INCOME BUILDER FIXED LIFETIME AND PERIOD CERTAIN PAYOUT


If your Contract Value goes to zero and the Owner(s) are alive and age 60 or older, you are entitled to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years. The minimum number of years that payments will be made is determined on the calculation date by dividing the Benefit Amount by the Lifetime Benefit Payment. The total minimum amount payable under this option will equal the Benefit Amount. This Lifetime Benefit Payment amount will be paid over the greater of the minimum number of years, or until the death of any Annuitant, in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the minimum number of years, the remaining scheduled payments will be made to the Beneficiary as scheduled payments.



YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.


For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

Automatic Annuity Payouts -- If you do not elect an Annuity Payout Option, monthly Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs described in the Highlights Section. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.

44                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR
AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.


Fixed Dollar Amount Annuity Payouts -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate set by us.


Variable Dollar Amount Annuity Payouts -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table adjusted for projections based on accepted actuarial principles, and

- the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout.

ASSUMED INVESTMENT RETURNS ("AIR") -- The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds in relation to the AIR. The degree of the fluctuation will depend on the AIR you select.

          ANNUITY               ANNUITY              ANNUITY
 AIR    UNIT FACTOR    AIR    UNIT FACTOR    AIR   UNIT FACTOR
-----------------------------------------------------------------
  3%     0.999919%     5%      0.999866%     6%      0.99840%



See Section 7 for more information.


Combination Annuity Payout -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs.

Transfer of Annuity Units -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account transfer restrictions please see the sub-section entitled "Can I transfer from one Sub-Account to another?" under the Section 5.


H. OTHER PROGRAMS AVAILABLE



We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program or fund closure will not affect Contract Owners currently enrolled in the Program. There is no additional charge for these Programs. If you are enrolled in any of these programs while a fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us; your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund in the case of mergers and any available Money Market Fund in the case of Fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving Fund or a Money Market Fund for any continued and future investments.


Dollar Cost Averaging Plus ("DCA Plus") Programs -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers from our Fixed Accumulation Feature to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program subject to Program rules. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               45

----------------------------------------------------------------------------

the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.


The pre-authorized transfers will begin within 15 days of receipt of the Program Payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the Program Payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will return your Program Payment to you for further instruction. If your Program Payment is less than the required minimum amount, we will apply it to your Contract according to your instructions on record for a subsequent Premium Payment.


Under the DCA Plus Programs, the credited interest rate is not earned on the full amount of your Premium Payment for the entire length of the Program. This is because Program transfers to the Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.


All Program Payments, including any subsequent Program Payment, must meet the Program minimum. Any subsequent Program Payments we receive during an active Program transfer period which are received during the same interest rate effective period will be credited to the current Program. Any subsequent Program Payments we receive during an active Program transfer period which are received during a different interest rate effective period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program Payments to the same Sub-Accounts.


The DCA Plus Program may credit a higher interest rate but it does not ensure a profit or protect you against a loss in declining markets. Continuous or periodic investment programs neither insure a profit nor protect against a loss in declining markets. Because this program involves continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

We may limit the total number of DCA Programs and DCA Plus Programs to 5 Programs open at any one time. We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.


You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program unless you provide us with different instructions.



We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program. However, if an underlying fund closes to new Premium Payments and subsequent Premium Payments, it may also be closed to all Dollar Cost Averaging programs including the DCA Plus Program. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.


Other Dollar Cost Averaging Programs -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Sub-Account into a different Sub-Account. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from one Sub-Account into a different Sub-Account. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment. Dollar Cost Averaging Programs do not guarantee a profit or protect against investment losses. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.


InvestEase Program -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract excluding the DCA Plus Programs.


Automatic Income Program -- The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year. We can Surrender from the Accounts you select systematically on a monthly, quarterly, semi-annual, or annual basis. The minimum amount of each Surrender is $100. Amounts taken under this Program will count

46                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment.

Asset Allocation Program -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers static model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor -
- ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can only participate in one model at a time.

Asset Rebalancing -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can only participate in one model at a time.

6. DEFINITIONS

Except as provided elsewhere in this prospectus, the following capitalized terms shall have the meaning ascribed below:

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those Payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.


ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, adjusted for subsequent Premium Payments and Withdrawals.


ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.


ANNUITANT: The person on whose life the Contract is issued. The Annuitant may not be changed after your Contract is issued.


ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.


ANNUITY COMMENCEMENT DATE: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless you elect an earlier date or we, in or sole discretion, agree to postpone to another date following our receipt of an extension request.


ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.


BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner or Annuitant.


BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First, The Hartford's Principal First Preferred and The Hartford's Lifetime Income Builder.

BENEFIT PAYMENT: The maximum guaranteed Payment that may be withdrawn each Contract Year under The Hartford's Principal First, The Hartford's Principal First Preferred or The Hartford's Lifetime Income Builder.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               47

----------------------------------------------------------------------------

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.


CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.


CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account.

GENERAL ACCOUNT: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature. The assets in the General Account are available to the creditors of Hartford.

THE HARTFORD'S LIFETIME INCOME BUILDER: An option that can be added for an additional charge that provides a minimum withdrawal benefit and a minimum Death Benefit. In your Contract this is called the Unified Benefit Design.

THE HARTFORD'S PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected upon purchase, you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. The maximum withdrawal amount you may take under The Hartford's Principal First in any Contract Year is 7% of the guaranteed amount.

THE HARTFORD'S PRINCIPAL FIRST PREFERRED: An option that can be added at an additional charge where, if elected upon purchase, you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. The maximum withdrawal amount you may take under The Hartford's Principal First Preferred in any Contract Year is 5% of the guaranteed amount.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.


LIFETIME BENEFIT PAYMENT: The maximum guaranteed amount that can be withdrawn each year until the first death of any natural Owner (or Annuitant if a non-natural Owner), under The Hartford's Lifetime Income Builder. The Lifetime Benefit Payment is available at the Contract Anniversary on or after the oldest Owner's 60th birthday.



MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and Withdrawals prior to the deceased's 81st birthday or the date of death, if earlier.


MAXIMUM CONTRACT VALUE: Under The Hartford's Lifetime Income Builder, the greatest of: (i) the Contract Value on the rider issue date, plus Premium Payments received after such date or (ii) the Contract Value on each subsequent Contract Anniversary, excluding the current Contract Anniversary, plus Premium Payments received after such Contract Anniversary date.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

1933 ACT: The Securities Act of 1933, as amended.

1934 ACT: The Securities Exchange Act of 1934, as amended.

1940 ACT: The Investment Company Act of 1940, as amended.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PAYMENT ENHANCEMENT: An amount we credit to your Contract Value at the time a Premium Payment is made. The amount of a Payment Enhancement is based on the cumulative Premium Payments you make to your Contract.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract excluding any Payment Enhancements.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each

48                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SPOUSE: A person related to a Contract Owner by marriage pursuant to the Code.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange. The Exchange generally closes at 4:00 p.m. Eastern Time but may close earlier on certain days and as conditions warrant.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

WE, US OR OUR: Hartford Life and Annuity Insurance Company.

7. OTHER INFORMATION

ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract. If you elect The Hartford's Lifetime Income Builder, the benefits thereunder cannot be assigned.

A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law. Please consult a qualified tax adviser before assigning your Contract.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.


HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as principal underwriter for the Contracts which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the NASD. The principal business address of HSD is the same as ours.



Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of broker-dealers that have entered into selling agreements with HSD. We generally bear the expenses of providing services pursuant to Contracts, including the payment of expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature (provided, however, we may offset some or all of these expenses by, among other things, administrative service fees received from Fund complexes).



Commissions -- We pay compensation to broker-dealers, financial institutions and other affiliated broker-dealers ("Financial Intermediaries") for the sale of the Contracts according to selling agreements with Financial Intermediaries. Affiliated broker-dealers also employ wholesalers in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value. Your Registered Representative may be compensated on a fee for services and/or commission basis.



We pay an up-front commission of up to 7% of your Contract Value at the time of sale to the Financial Intermediary that your Registered Representative is associated with. Your Registered Representative's Financial Intermediary may also receive on-going or trail commissions of generally not more than 1% of your Contract Value. Commissions range from 1% for Access Contracts to 7% for Core Contracts. Registered Representatives may have multiple options on how they wish to allocate their commissions and/or compensation. Compensation paid to your Registered Representative may also vary depending on the particular arrangements between your Registered Representative and their Financial Intermediary. We are not involved in determining your Registered Representative's compensation. You are encouraged to ask your Registered Representative about the basis upon which he or she will be personally compensated for the advice or recommendations provided in connection with this transaction.



Additional Payments -- In addition to commissions and any Rule 12b-1 fees, we or our affiliates pay significant additional compensation ("Additional Payments") to some Financial Intermediaries (who may or may not be affiliates), in connection

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               49

----------------------------------------------------------------------------


with the promotion, sale and distribution of our variable annuities. Additional Payments are generally based on average net assets (or on aged assets) of the Contracts attributable to a particular Financial Intermediary; on sales of the Contracts attributable to a particular Financial Intermediary and/or on reimbursement of sales expenses. Additional Payments may take the form of, among other things: (1) sponsorship of due diligence meetings to educate Financial Intermediaries about our variable products; (2) payments for providing training and information relating to our variable products; (3) expense allowances and reimbursements; (3) override payments and bonuses; (4) personnel education or training; (5) marketing support fees (or allowances) for providing assistance in promoting the sale of our variable products; and/or (6) shareholder services, including sub-accounting and the preparation of account statements and other communications.



We are among several insurance companies that pay Additional Payments to certain Financial Intermediaries to receive "preferred" or recommended status. These privileges include our ability to gain additional or special access to sales staff, provide and/or attend training and other conferences; placement of our products on customer lists ("shelf-space arrangements"); and otherwise improve sales by featuring our products over others. We also may pay Additional Payments to certain key Financial Intermediaries based on assets under management.



Consistent with NASD Conduct Rules, we provide cash and non-cash compensation in the form of: (1) occasional meals and entertainment; (2) occasional tickets to sporting events; (3) nominal gifts (not to exceed $100 annually); (4) sponsorship of sales contests and/or promotions in which participants receive prizes such as travel awards, merchandise and recognition; (5) sponsorship of training and educational events; and/or (6) due diligence meetings. In addition to NASD rules governing limitations on these payments, we also follow our guidelines and those of Financial Intermediaries which may be more restrictive than NASD rules.



Additional Payments create a potential conflict of interest in the form of an additional financial incentive to the Registered Representative and/or Financial Intermediary to recommend the purchase of this Contract over another variable annuity or another investment option. For the fiscal year ended December 31, 2005, Additional Payments did not in the aggregate exceed approximately $48 million (excluding incidental corporate-sponsorship related perquisites).



As of December 31, 2005, we have entered into arrangements to make Additional Payments to the following Financial Intermediaries: A.G. Edwards & Sons, Inc., ABN AMRO Bank, N.V., Advest, Inc., Aegis Capital Advisors, LLC, AIG Advisors Group, Inc., AIG SunAmerica, American International Group, Inc., AMSouth Investment Services, Inc., Asset Management Securities, Associated Investment Services, Inc., B. C. Ziegler & Co., Banc of America Investment Services, Inc., Banc One Securities Corp., Bancnorth Investment Group, Inc., Bancwest Investment Services, Inc., BB&T Investment Services, Inc., BNY Investment Center of The Bank of New York Company, Inc., BOSC, Inc., BlueVase Securities, LLC., Cadaret Grant & Co., Inc., Cambridge Investment Research, Inc., Capital Analyst Inc., Capital Securities of America, Inc., Centaurus Financial, Inc., Citigroup, Inc. (various divisions and affiliates), Colonial Brokerage House (LifeMark Partners), Coordinated Capital Securities, Inc., Commerce Brokerage Services, Inc., Comerica Securities, Commonwealth Financial Network, Compass Brokerage, Inc., Crowell, Weedon & Co., Crown Capital Securities, L.P., Cuso Financial Services, L.P., Dortch Securities & Investments, Inc., Duerr Financial Corporation, Edward D. Jones & Co., L.P., Empire Securities, Inc., ePLANNING, Inc., Ferris, Baker Watts, Incorporated, FFP Securities, Inc., Fifth Third Securities, Inc., FIMCO Securities Group (Mequon, WI), Financial Network Services (or Investment) Corp., Fintegra Financial Services, LLC., First Allied Securities, Inc., First Citizens Investor Services, First Heartland Capital, Inc., First Montauk Securities Corp., First National Bank of Omaha, First Tennessee Brokerage, Inc., First Wall Street Corporation, Frost Brokerage Services, Inc., FSC Securities Corporation, Girard Securities, Inc., Great American Advisors, Inc., H.D. Vest Investment Services (subsidiary of Wells Fargo & Company), Harbour Investments, Inc., H & R Block Financial Advisors, Inc., Harvest Capital LLC, Heim & Young Securities, Hibernia Investments, L.L.C., Hong Kong and Shanghai Banking Corporation Limited (HSBC), The Huntington Investment Company, IFMG Securities, Inc. at Rockland Trust, Independent Financial Group, LLC, Infinex Financial Group, ING Advisors Network, Intersecurities, INC., Invest Financial Corp., Investacorp, Inc., Investment Professionals, Inc., Investors Capital Corporation, Investment Centers of America, Inc., Investment Professionals, Inc., Investors Capital Corp., James T. Borello & Co, Janney Montgomery Scott LLC, Jefferson Pilot Securities Corporation, J.J.B. Hilliard, W.L. Lyons, Inc., KMS Financial Services, Inc., Legg Mason Wood Walker, Incorporated, Leigh Baldwin & Co., LLC, Lincoln Financial Advisors Corp. (marketing name for Lincoln National Corp.), Linsco/Private Ledger Corp., Local Securities Corporation, M&T Securities, Inc., McDonald Investments Inc., Merrill Lynch Pierce Fenner & Smith, Morgan Keegan & Company, Inc, Morgan Stanley & Co., Inc. (various divisions and affiliates), Mutual Service Corporation, Natcity Investments, Inc., National Planning Corp., Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., North Ridge Securities Corp., ONB Investment Services, Inc., Oppenheimer & Co., Inc., Park Avenue Securities LLC, Parker/Hunter Incorporated, Partners Investment Network, Inc., Pension Planners Securities, Inc., People's Securities, Inc., PFIC Securities Corp., Piper Jaffray & Co., Prime Capital Services, Inc., Primevest Financial Services, Inc., Proequities, Inc., Prospera Financial Services, Inc., QA3 Financial Corp, Raymond James Financial Services, RBC Dain Rauscher Inc., Retirement Plan Advisors, Inc., Robert W. Baird & Co., Inc., Rogan & Assoc., Inc., Royal Alliance Assoc., Inc., Ryan Beck & Co., Scott & Stringfellow, Inc., Securian Financial Services, Inc., Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corporation, SII Investments, Inc., Southtrust Securities, Inc., Stifel Nicolaus & Company, Incorporated, Sun Trust Bank, SunTrust Investment

50                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------


Services, Inc. -- Alexander Key Division, SWBC Investment Services, LLC, Synovus Securities, Inc., TFS Securities, Inc., The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc.,Triad Advisors, Inc., UBOC Investment Services, Inc. (Union Bank of California, N.A.), UBS Financial Services, Inc., UMB Scout Brokerage Services, Inc., U.S. Bancorp Investments, Inc., Unionbanc Investment Services, LLC, Uvest Financial Services Group Inc., Valmark Securities, Inc., Wachovia Securities, LLC. (various divisions), Wall Street Financial Group, Inc., Walnut Street Securities, Inc., Webster Investment Services, Inc., Wells Fargo Brokerage Services, L.L.C., Wescom Financial Services, Wilbanks Securities, Inc., WM Financial Services, Inc., Woodbury Financial Services, Inc. (an affiliate of ours), WRP Investments, Inc., XCU Capital Corporation, Inc.



Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by NASD Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.


LEGAL MATTERS


There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Hartford, which includes Hartford Life Insurance Company ("HLIC") and its affiliates, has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, a subpoena from the Connecticut Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues. The Hartford continues to cooperate fully with these regulators in these matters.



The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The Hartford continues to cooperate fully with the SEC and the New York Attorney General's Office in these matters. The funds are available for purchase by the Separate Accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between Sub-Accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity contracts, The Hartford's ability to restrict transfers by these owners has, until recently, been limited. The Hartford has executed an agreement with the parties to the previously settled litigation which, together with separate agreements between these Contract Owners and their broker, has resulted in the exchange or surrender of substantially all of the variable annuity contracts that were the subject of the previously settled litigation. Pursuant to an agreement in principle reached in February 2005 with the Board of Directors of the HLS funds, The Hartford has indemnified the affected funds for material harm deemed to have been caused to the funds by frequent trading by these owners for the period from January 2, 2004 through December 31, 2005. The Hartford does not expect to incur additional costs pursuant to this agreement in principle in light of the exchange or surrender of these variable annuity contracts.



The SEC's Division of Enforcement also is investigating aspects of The Hartford's variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. The Hartford continues to cooperate fully with the SEC in these matters.



The Hartford has received subpoenas from the New York Attorney General's Office and the Connecticut Attorney General's Office requesting information relating to The Hartford's group annuity products, including single premium group annuities used in maturity or terminal funding programs. These subpoenas seek information about how various group annuity products are sold, how The Hartford selects mutual funds offered as investment options in certain group annuity products, and how brokers selling The Hartford's group annuity products are compensated. The Hartford continues to cooperate fully with these regulators in these matters.



To date, none of the SEC's and New York Attorney General's market timing investigation, the SEC's directed brokerage investigation, or the New York Attorney General's and Connecticut Attorney General's single premium group annuity investigation has resulted in the initiation of any formal action against The Hartford by these regulators. However, The Hartford believes that the SEC, the New York Attorney General's Office, and the Connecticut Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The Hartford is engaged in active discussions with the SEC, the New York Attorney General's Office and the Connecticut Attorney General's Office. The potential timing of any resolution of any of these matters or the initiation of any formal action by any of these regulators is difficult to predict. Hartford Life, Inc. ("Hartford Life") recorded a charge of $66 million, after-tax, to establish a reserve for the market timing and directed brokerage matters in the first quarter of 2005. Based on recent developments, Hartford Life recorded an additional charge of $36 million, after-tax, in the fourth quarter of 2005, of which $14 million, after tax, was attributed to HLIC, to increase the reserve for the market timing,

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               51

----------------------------------------------------------------------------


directed brokerage and single premium group annuity matters. This reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, as well as the tax-deductibility of payments, it is possible that the ultimate cost to Hartford Life of these matters could exceed the reserve by an amount that would have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in a particular quarterly or annual period. It is reasonably possible that HLIC may ultimately be liable for all or a portion of the ultimate cost to Hartford Life in excess of the $14 million already attributed to HLIC. However, the ultimate liability of HLIC is not reasonably estimable at this time.



On May 24, 2005, The Hartford received a subpoena from the Connecticut Attorney General's Office seeking information about The Hartford's participation in finite reinsurance transactions in which there was no substantial transfer of risk between the parties. The Hartford is cooperating fully with the Connecticut Attorney General's Office in this matter.



On June 23, 2005, The Hartford received a subpoena from the New York Attorney General's Office requesting information relating to purchases of The Hartford's variable annuity products, or exchanges of other products for The Hartford's variable annuity products, by New York residents who were 65 or older at the time of the purchase or exchange. On August 25, 2005, The Hartford received an additional subpoena from the New York Attorney General's Office requesting information relating to purchases of or exchanges into The Hartford's variable annuity products by New York residents during the past five years where the purchase or exchange was funded using funds from a tax-qualified plan or where the variable annuity purchased or exchanged for was a Sub-Account of a tax-qualified plan or was subsequently put into a tax-qualified plan. The Hartford is cooperating fully with the New York Attorney General's Office in these matters.



On July 14, 2005, The Hartford received an additional subpoena from the Connecticut Attorney General's Office concerning The Hartford's structured settlement business. This subpoena requests information about The Hartford's sale of annuity products for structured settlements, and about the ways in which brokers are compensated in connection with the sale of these products. The Hartford is cooperating fully with the New York Attorney General's Office and the Connecticut Attorney General's Office in these matters.



The Hartford has received a request for information from the New York Attorney General's Office about issues relating to the reporting of workers' compensation premium. The Hartford is cooperating fully with the New York Attorney General's Office in this matter.



The Hartford does not expect any of these actions to result in a material adverse on the Separate Accounts or on the HLS funds that serve as underlying investments for these accounts.


MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address above.

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

STATE VARIATIONS


The following section describes modifications to this prospectus required by one or more state insurance departments:



- CALIFORNIA -- Any Contract Owner 60 years old or older when purchasing this Contract in the state of California must either: Elect the Senior Protection program, or elect to immediately allocate the initial Premium Payments to the other investment options.



   Under the Senior Protection Program we will allocate your initial Premium Payment to the Hartford Money Market HLS Fund Sub-Account for the first 35 days your initial Premium Payment is invested. After the 35th day we will automatically allocate your Contract Value according to your most current investment instructions.



   If you elect the Senior Protection Program you will not be able to participate in any InvestEase or Dollar Cost Averaging Program until after the Program has terminated. The Dollar Cost Averaging Plus and certain Automatic Income Programs are not available if you elect the Senior Protection Program. Under the Senior Protection Program any subsequent Premium Payment received during the 35 days after the initial Premium Payment is invested will also be invested in the Hartford Money Market HLS Fund Sub-Account unless you direct otherwise.



   You may voluntarily terminate your participation in the Senior Protection Program by contacting us in writing or by telephone. You will automatically terminate your participation in the Senior Protection Program if you allocate a subsequent Premium Payment to any other investment option or transfer Account Value from the Hartford Money Market HLS Fund Sub-Account to another investment option.



   When you terminate your participation in the Senior Protection Program:



   - you may reallocate your Contract Value in the Program to other investment options; or



   - we will automatically reallocate your Account Value in the Program according to your original instructions 35 days after your initial Premium Payment was invested.



- CONNECTICUT -- For Contracts issued in the state of Connecticut, there are no investment restrictions on the Sub-Accounts you may invest in while subject to The Hartford's Principal First Preferred benefit.



   If you elect The Hartford's Principal First Preferred, and your Contract was issued in the state of Connecticut, our approval

52                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------


   is required for any subsequent Premium Payments if the Premium Payments for all deferred variable annuity Contracts issued by us or our affiliates to you equals or exceeds $100,000.



   Contingent Deferred Sales Charges for Connecticut residents purchasing Hartford Director M Plus are 8, 8, 8, 7, 6, 5, 4, 3, 0%.



- FLORIDA -- The limit on Death Benefits imposed when aggregate Premium Payments total $5 million or more does not apply.



- OREGON -- If you purchase your Contract in Oregon, we will accept subsequent Premium Payments only during the first three Contract Years. Oregon Contract Owners may only sign up for DCA Plus Programs that are 6 months or longer.



- PENNSYLVANIA -- Contingent Deferred Sales Charges for Pennsylvania residents purchasing Hartford Director M Plus are 8, 8, 8, 7, 6, 5, 4, 3, 0%.



- MINNESOTA AND WASHINGTON -- The MAV Plus Death Benefit is not available for Contracts issued in Washington or Minnesota. There is a different optional Death Benefit called the Maximum Anniversary Value Death Benefit for Contracts issued in Washington or Minnesota. The charge is 0.30% of average daily Sub-Account Value. You cannot choose this Death Benefit if you and/or your Annuitant are age 76 or older on the issue date. You can only choose this Death Benefit at the time of issue.



   The Maximum Anniversary Value Death Benefit is described below. It is the greatest of:



   - Your Contract Value on the date we receive proof of death;



   - Total Premium Payments adjusted for any partial Surrenders; or



   - Your Maximum Anniversary Value.



- TEXAS -- The minimum Contract Value after Surrender is $1,000.



- WASHINGTON -- If you elect The Hartford's Lifetime Income Builder, the Fixed Accumulation Feature is not available. The Hartford's Life Income Builder Charge is not withdrawn from the Fixed Account.



- SOUTH CAROLINA AND WASHINGTON -- We do not deduct an Annual Maintenance Fee for Contracts issued in South Carolina and Washington if it will cause the rate of interest credited to your Contract Value in the Fixed Accumulation Feature to fall below state minimum requirements.



- OREGON AND PENNSYLVANIA -- The Life Annuity with a Cash Refund Annuity Payout Option is not available. Fixed Dollar Amount Annuity Payouts are not available.



- NEW JERSEY, OKLAHOMA AND OREGON -- AIRS are the following: 3% and 5%.



- MASSACHUSETTS AND NEW JERSEY -- The Nursing Home Waiver is not available.



MEDICAID BENEFITS -- Medicaid is a program that covers most medical costs, including nursing home and home care for the elderly and certain persons with disabilities. To qualify, individuals must meet both income and resource tests. Subject to state law, income tests measure whether earned and unearned income such as benefit payments exceeds predetermined monthly caps. Resource tests look to the value of countable assets such as this Contract. Medicaid also allows the costs of benefits such as nursing home care, home and community based services, and related hospital prescription drug services to be recaptured from a recipient's estate after their death (or if the recipient has a surviving Spouse, the recapture is suspended until after the death of the recipient's surviving Spouse).



Medicaid estate planning may be important to people who are concerned about long term care costs or the adequacy of their private LTC insurance. BENEFITS ASSOCIATED WITH THIS VARIABLE ANNUITY MAY HAVE AN IMPACT ON YOUR MEDICAID ELIGIBILITY AND THE ASSETS CONSIDERED FOR MEDICAID BENEFITS.



Certain asset and/or trust transfers (or a "spend down" of assets) made to become eligible for Medicaid may trigger periods of potentially unlimited ineligibility and can be considered fraud. Each state examines the financial history of a person to determine whether he or she transferred funds at below market value in order to qualify for Medicaid. These look-back periods are currently 36-months for asset transfers and 60-months for Medicaid exempt trust transfers.



Ownership interests or beneficiary status under this variable annuity can render you or you loved ones ineligible for Medicaid. This may be particularly troubling if your Spouse or Beneficiary is already receiving Medicaid benefits at the time of transfer or receipt of Death Benefits. As certain ownership changes are either impermissible or are subject to benefit resetting rules, you may want to carefully consider how you structure the ownership and beneficiary status of your Contract.



THIS DISCUSSION IS INTENDED TO PROVIDE A VERY GENERAL OVERVIEW AND DOES NOT CONSTITUTE LEGAL ADVICE OR IN ANY WAY SUGGEST THAT YOU CIRCUMVENT THESE RULES. YOU SHOULD SEEK ADVICE FROM A COMPETENT ELDER LAW ATTORNEY TO MAKE INFORMED DECISIONS ABOUT HOW THIS VARIABLE ANNUITY MAY AFFECT YOUR PLANS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               53

----------------------------------------------------------------------------

8. FEDERAL TAX CONSIDERATIONS


A. INTRODUCTION



The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.



This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.



In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.



THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.



B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT



The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.



Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.



C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS



Section 72 of the Code governs the taxation of annuities in general.



  1.  NON-NATURAL PERSONS AS OWNERS



Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:



- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),



- A contract acquired by the estate of a decedent by reason of such decedent's death,



- Certain contracts acquired with respect to tax-qualified retirement arrangements,

56                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------


- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or



- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.



A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.



Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.



  2.  OTHER CONTRACT OWNERS (NATURAL PERSONS).



A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.



The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.



     a.  DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.



   i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.



  ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract value (determined without regard to surrender charges) is an appropriate measure. However, the IRS could take the position that the value should be the current Contract value (determined without regard to surrender charges) increased by some measure of the value of certain future benefits.



 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."



  iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.



   v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.



  vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.



     b.  DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.



Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").



   i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.



  ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               57

----------------------------------------------------------------------------


      exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.



 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).



     c.  AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.



Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(11) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.



     d.  10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
         PAYMENTS.



   i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.



  ii. The 10% penalty tax will not apply to the following distributions:



     1. Distributions made on or after the date the recipient has attained the age of 59 1/2.



     2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.



     3.  Distributions attributable to a recipient's becoming disabled.



     4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary). In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits.



     5. Distributions made under certain annuities issued in connection with structured settlement agreements.



     6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).



If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.



     e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.



If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come (1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and (4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

58                               Hartford Life and Annuity Insurance Company

----------------------------------------------------------------------------


     f.  REQUIRED DISTRIBUTIONS



   i. Death of Contract Owner or Primary Annuitant



      Subject to the alternative election or spouse beneficiary provisions in ii or iii below:



     1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;



     2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and



     3.  If the Contract Owner is not an individual, then for purposes of 1. or
         2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.



  ii. Alternative Election to Satisfy Distribution Requirements



      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.



 iii. Spouse Beneficiary



      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.



     g.  ADDITION OF RIDER OR MATERIAL CHANGE.



The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.



     h.  PARTIAL EXCHANGES.



The IRS in Rev. Rul. 2003-76 has confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering (1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Accordingly, we advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.



  3.  DIVERSIFICATION REQUIREMENTS.



The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.



The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:



- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,



- no more than 70% is represented by any two investments,



- no more than 80% is represented by any three investments and



- no more than 90% is represented by any four investments.



In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.



A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.



  4.  TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.



In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               59

----------------------------------------------------------------------------


stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular subaccounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.



For instance, the IRS in Rev. Rul. 2003-92 reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.



The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.



D. FEDERAL INCOME TAX WITHHOLDING



The portion of an amount received under a Contract that is taxable gross income to the payee is also subject to federal income tax withholding, pursuant to Code Section 3405, which requires the following:



     1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.



     2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.



Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.



E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS



The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.



F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS



The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

60                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------


G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS



Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code
Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               59

----------------------------------------------------------------------------

TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
     Safekeeping of Assets
     Experts
     Non-Participating
     Misstatement of Age or Sex
     Principal Underwriter
PERFORMANCE RELATED INFORMATION
     Total Return for all Sub-Accounts
     Yield for Sub-Accounts
     Money Market Sub-Accounts
     Additional Materials
     Performance Comparisons
ACCUMULATION UNIT VALUES
FINANCIAL STATEMENTS

60                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS


This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.



The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts, accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider whether the Contract is a suitable investment if you are investing through a Qualified Plan.



THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A QUALIFIED CONTRACT, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.



The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.



We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.



1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS")



In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A , SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.



TRADITIONAL IRAS Traditional IRAs are subject to limits on the amounts that may be contributed each year (which contribution limits are scheduled to increase over the next several years), the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.



You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               61

----------------------------------------------------------------------------


securities) into your Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plan if the distribution is not transferred directly to your Traditional IRA.



IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



SEP IRAS Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



SIMPLE IRAS The Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.



If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.



ROTH IRAS Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA and under limited circumstances, as indicated below. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN



Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to

62                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------


limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.



In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefit once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.



3. TAX SHELTERED ANNUITY UNDER SECTION 403(b)  ("TSA")



Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" contract ("TSA") and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, such contributions may not exceed the lesser of an annual dollar limit (e.g., $44,000 in 2006) or 100% of the employee's "includable compensation" for his most recent full year of service, subject to other adjustments. Special provisions may allow certain employees to elect a different overall limitation.



A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:



   a. after the employee reaches age 59 1/2;



   b. upon the employee's separation from service;



   c. upon the employee's death or disability; or



   d. in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).



Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.



Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below.



4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")



Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. In addition, under Code Section 457(d) a
Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).



All of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors.



5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS



Except under certain circumstances in the case of Roth IRAs, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               63

----------------------------------------------------------------------------


represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.



For non-periodic amounts from certain Qualified Contracts or Plans, Code
Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instances, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.



In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below. Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.



6. PENALTY TAXES FOR QUALIFIED PLANS



Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.



a. PENALTY TAXES ON PREMATURE DISTRIBUTIONS Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:



- made to a beneficiary (or to the employee's estate) on or after the employee's death;



- attributable to the employee's becoming disabled under Code Section 72(m)(7);



- part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;



- (except for IRAs) made to an employee after separation from service after reaching age 55; or



- not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.



In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:



- made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;



- not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or



- for a qualified first-time home buyer and meets the requirements of Code
  Section 72(t)(8).



If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied RETROACTIVELY TO ALL THE PRIOR PERIODIC PAYMENTS (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.



For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.



b. RMDS AND 50% PENALTY TAX If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.



An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:



- the calendar year in which the individual attains age 70 1/2, or



- (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.



The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --



(a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or



(b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.



If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to

64                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------


a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.



If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.



The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.



The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.



In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.



7. TAX WITHHOLDING FOR QUALIFIED PLANS



Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."



Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens or resident aliens of the United States.



Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.



8. ROLLOVER DISTRIBUTIONS



The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.



For instance, generally any amount can be transferred directly from one type of Qualified Plan (e.g., a TSA) to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan (e.g., a TSA that is subject to the same kinds of salary reduction restrictions). Such a "direct transfer" between the same kind of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.



By contrast, an amount distributed from one type of Plan (e.g., a TSA) into a different type of Plan (e.g., a Traditional IRA) generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan fiduciary) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient.



Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either:



   a. an RMD amount;

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               65

----------------------------------------------------------------------------


   b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or



   c. any distribution made upon hardship of the employee.



Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.



Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).



Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse), Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS.



9. QUALIFIED HURRICANE RELIEF



The Katrina Emergency Tax Relief Act of 2005 ("KETRA"), signed by the President on September 23, 2005, contains several provisions regarding distributions from qualified plans for participants who were affected by Hurricane Katrina. Generally, KETRA allows eligible persons to take distributions from their retirement plans without being subject to the 10% penalty on early distributions and permits the income portion of such distribution to be included in taxable income ratably over a three-year period. KETRA also allows such distributed amounts to be recontributed to the retirement plan within three years and such re-contribution will be treated as a rollover contribution, thus avoiding taxation of the distributed amounts. The total amount of qualified KETRA distributions that an eligible person may receive from all qualified plans is limited to $100,000. KETRA also provides relief for certain qualified plan withdrawals made in connection with home purchases which were cancelled because of Hurricane Katrina and modifies the qualified plan loan rules for certain loans taken by eligible persons. These qualified plan provisions of KETRA were extended to certain victims of Hurricanes Rita and Wilma through the enactment of the Gulf Opportunity Zone Act signed by the President on December 21, 2005. The IRS is preparing further guidance regarding these relief provisions for the victims of the Hurricanes and is drafting Form 8915 for use by eligible persons for reporting qualified plan distributions and determining the amount to be included in taxable income. You should check the IRS's web site to determine if your residence was in an area of hurricane impact which entitles you to the relief being sought. KETRA and the Gulf Opportunity Zone Act contain tax relief provisions in addition to the qualified plan provisions described above and the IRS has designated areas in the hurricane impacted states for different types of tax relief.

66                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

APPENDIX II -- DEATH BENEFIT -- EXAMPLES

PREMIUM SECURITY DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You purchased your Contract with the Premium Security Death Benefit, because You and Your Annuitant were both no older than age 80 on the issue date,

- You made an initial Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we receive proof of Death, your Contract Value was $117,403,

- Your Maximum Anniversary Value was $106,000.

CALCULATION OF PREMIUM SECURITY DEATH BENEFIT

To calculate the Premium Security Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$117,403],

- Total Premium Payments adjusted for any partial Surrenders [$100,000 - $8,000 = $92,000],

- The lesser of (a) Your Maximum Anniversary Value [$106,000] and (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% x $106,000 = $143,903]; the lesser (a) and (b) is $106,000.

The Premium Security Death Benefit is the greatest of these three values, which is $117,403.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               67

----------------------------------------------------------------------------

EXAMPLE 2

Assume that:

- You purchased your Contract with the Premium Security Death Benefit, because You and Your Annuitant were both no older than age 80 on the issue date,

- You made an initial Premium Payment of $100,000,

- In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

- On the day we receive proof of Death, your Contract Value was $120,000,

- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below)).

CALCULATION OF PREMIUM SECURITY DEATH BENEFIT

To calculate the Premium Security Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$120,000],

- Total Premium Payments adjusted for any partial Surrenders [$57,857 (see below)],

- The lesser of (a) Your Maximum Anniversary Value [$83,571 (see below)] and
  (b) Your Contract Value on the day we receive proof of Death plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% ($83,571) = $140,893]; the lesser (a) and (b) is $83,571.

- The Premium Security Death Benefit is the greatest of these three values, which is $120,000.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

ADJUSTMENT FOR PARTIAL SURRENDER FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $140,000 - $10,000 = $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

68                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit, because You and/or Your Annuitant were over age 80 on the issue date,

- You made an initial Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we receive proof of Death, your Contract Value was $117,403,

- Your Maximum Anniversary Value was $106,000.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$117,403],

- The lesser of (a) total Premium Payments adjusted for any partial Surrenders [$100,000 - $8,000 = $92,000] or (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your total Premium Payments adjusted for any partial Surrenders and excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% x $92,000 = $140,403]; the lesser of (a) and (b) is $92,000.

- The lesser of (a) Your Maximum Anniversary Value [$106,000] and (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% x $106,000 = $143,903]; the lesser (a) and (b) is $106,000.

The Asset Protection Death Benefit is the greatest of these three values, which is $117,403.

EXAMPLE 2

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit because You and/or Your Annuitant were over age 80 on the issue date,

- You made an initial Premium Payment of $100,000,

- In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

- On the day we receive proof of Death, your Contract Value was $120,000,

- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below)).

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$120,000],

- The lesser of (a) total Premium Payments adjusted for any partial Surrenders [$57,857 (see Example 1 under Premium Security Death Benefit)] or (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your total Premium Payments adjusted for any partial Surrenders and excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% x $57,857 = $134,464]; the lesser (a) and (b) is $57,857.

- The lesser of (a) Your Maximum Anniversary Value [$83,571 (see Example 1 under Premium Security Death Benefit)] and (b) Your Contract Value on the day we receive proof of Death plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% ($83,571) = $140,893]; the lesser (a) and (b) is
  $83,571.

The Asset Protection Death Benefit is the greatest of these three values, which is $120,000.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               69

----------------------------------------------------------------------------

MAV PLUS DEATH BENEFIT WITH PREMIUM SECURITY DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the MAV Plus Death Benefit when you purchased your Contract with the Premium Security Death Benefit,

- You made a single Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we receive proof of Death, your Contract Value was $117,403,

- Your Maximum Anniversary Value was $106,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Premium Security Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- We determine Contract gain by subtracting the Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value immediately before the partial surrender, then deduct any premium payments and add any adjustments for partial Surrenders made during that time [$109,273 - $100,000
  - $0 + $0 = $9,273].

Since the Contract gain at the time of partial Surrender [$9,273] exceeds the partial Surrender [$8,000], there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN


We would calculate the Contract gain as follows:


- Contract Value on the day we receive proof of Death [$117,403],

- Subtract the Contract Value on the date the MAV Plus Death Benefit was added to your Contract [$100,000],

- Add any adjustments for partial Surrenders [$0],

So the Contract gain equals $17,403.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:


- We calculate the Contract Value on the date the MAV Plus Death Benefit was added to your Contract ($100,000),


- plus Premium Payments made since that date excluding Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

PREMIUM SECURITY DEATH BENEFIT AMOUNT IS $117,403. (See Example 1 under Premium Security Death Benefit for details of calculation.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under Premium Security Death Benefit for details of calculation.)

MAV PLUS DEATH BENEFIT


In this situation the cap does not apply, so we take the Contract Value on the date we receive proof of death and adds 40% of gain [$117,403 + 40% ($17,403)] which totals $124,364. This is the greatest of the four values compared, and so is the death benefit.

70                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

EXAMPLE 2

Assume that:

- You elected the MAV Plus Death Benefit when you purchased your Contract with the Premium Security Death Benefit,

- You made a single Premium Payment of $100,000,

- In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below)),

- On the day we receive proof of Death, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- We determine Contract gain by subtracting the Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value immediately before the partial surrender, then deduct any premium payments and add any adjustments for partial Surrenders made during that time [$150,000 - $100,000
  - $0 + $0 = $50,000].

Since the partial Surrender [$60,000] exceeds the Contract gain at the time of partial Surrender [$50,000], the adjustment for the partial Surrender is the difference, or $10,000.

CALCULATION OF CONTRACT GAIN


We would calculate the Contract gain as follows:


- Contract Value on the day we receive proof of Death [$120,000],

- Subtract the Contract Value on the date the MAV Plus Death Benefit was added to your Contract [$100,000],

- Add any adjustments for partial Surrenders [$10,000],

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:


- We calculate the Contract Value on the date the MAV Plus Death Benefit was added to your Contract ($100,000),


- plus Premium Payments made since that date excluding Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000, which is $180,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $140,000 - $10,000 = $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 - $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT


In this situation the cap does not apply, so we take 40% of Contract gain on the day we receive proof of death $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death. Therefore, the Earnings Protection Benefit is [40% ($30,000) + $120,000], which equals $132,000.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               71

----------------------------------------------------------------------------

APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

- Your Benefit Amount is $100,000, which is your initial Premium Payment.

- Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), and we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP-UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP-UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

72                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

APPENDIX IV -- THE HARTFORD'S PRINCIPAL FIRST PREFERRED -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST PREFERRED WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

- Your Benefit Amount is $100,000, which is your initial Premium Payment.

- Your Benefit Payment is $5,000, which is 5% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $7,500, which is your prior Benefit Payment ($5,000) plus 5% of your additional Premium Payment ($2,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $95,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($5,000).

- Your Benefit Payment for the next year remains $5,000, because you did not take more than your maximum Benefit Payment ($5,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $5,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 5% of the greater of your New Contract Value and New Benefit Amount, which is $4,500.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($5,000) to 5% of the New Benefit Amount ($1,500). Your Benefit Payment becomes the lower of those two values, or $1,500.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               73

----------------------------------------------------------------------------

APPENDIX V -- ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by calling us at 1-800-862-6668.

                                                                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                         2005
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VP BALANCED WEALTH STRATEGY PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $9.737(a)
    Accumulation Unit Value at end of period                                                                       $10.638
    Number of Accumulation Units outstanding at end of period (in thousands)                                           136
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.724(a)
    Accumulation Unit Value at end of period                                                                       $10.567
    Number of Accumulation Units outstanding at end of period (in thousands)                                             6
ALLIANCEBERNSTEIN VP GLOBAL RESEARCH GROWTH PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                 $10.000(a)
    Accumulation Unit Value at end of period                                                                       $11.962
    Number of Accumulation Units outstanding at end of period (in thousands)                                             6
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $10.000(a)
    Accumulation Unit Value at end of period                                                                       $11.899
    Number of Accumulation Units outstanding at end of period (in thousands)                                             1
ALLIANCEBERNSTEIN VP INTERNATIONAL VALUE PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $9.315(a)
    Accumulation Unit Value at end of period                                                                       $11.038
    Number of Accumulation Units outstanding at end of period (in thousands)                                           706
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.302(a)
    Accumulation Unit Value at end of period                                                                       $10.964
    Number of Accumulation Units outstanding at end of period (in thousands)                                           220
ALLIANCEBERNSTEIN VP SMALL/MID-CAP VALUE PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $9.413(a)
    Accumulation Unit Value at end of period                                                                       $10.546
    Number of Accumulation Units outstanding at end of period (in thousands)                                            83
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.400(a)
    Accumulation Unit Value at end of period                                                                       $10.476
    Number of Accumulation Units outstanding at end of period (in thousands)                                            34
ALLIANCEBERNSTEIN VP VALUE PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $9.626(a)
    Accumulation Unit Value at end of period                                                                       $10.293
    Number of Accumulation Units outstanding at end of period (in thousands)                                           395
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.613(a)
    Accumulation Unit Value at end of period                                                                       $10.224
    Number of Accumulation Units outstanding at end of period (in thousands)                                           119
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $9.562(a)
    Accumulation Unit Value at end of period                                                                       $11.320
    Number of Accumulation Units outstanding at end of period (in thousands)                                           748

74                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

                                                                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                         2005
-----------------------------------------------------------------------------------------------------------------------------------
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.549(a)
    Accumulation Unit Value at end of period                                                                       $11.245
    Number of Accumulation Units outstanding at end of period (in thousands)                                           300
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $9.543(a)
    Accumulation Unit Value at end of period                                                                       $10.378
    Number of Accumulation Units outstanding at end of period (in thousands)                                           397
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.530(a)
    Accumulation Unit Value at end of period                                                                       $10.309
    Number of Accumulation Units outstanding at end of period (in thousands)                                           112
FIDELITY(R) VIP GROWTH PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $9.553(a)
    Accumulation Unit Value at end of period                                                                       $10.627
    Number of Accumulation Units outstanding at end of period (in thousands)                                            70
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.540(a)
    Accumulation Unit Value at end of period                                                                       $10.556
    Number of Accumulation Units outstanding at end of period (in thousands)                                            27
FIDELITY(R) VIP MID CAP PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $9.318(a)
    Accumulation Unit Value at end of period                                                                       $11.176
    Number of Accumulation Units outstanding at end of period (in thousands)                                           413
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.305(a)
    Accumulation Unit Value at end of period                                                                       $11.101
    Number of Accumulation Units outstanding at end of period (in thousands)                                           319
FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $8.953(a)
    Accumulation Unit Value at end of period                                                                       $10.401
    Number of Accumulation Units outstanding at end of period (in thousands)                                            16
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $8.940(a)
    Accumulation Unit Value at end of period                                                                       $10.332
    Number of Accumulation Units outstanding at end of period (in thousands)                                             3
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $4.355(a)
    Accumulation Unit Value at end of period                                                                        $4.699
    Number of Accumulation Units outstanding at end of period (in thousands)                                           380
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.008(a)
    Accumulation Unit Value at end of period                                                                        $1.082
    Number of Accumulation Units outstanding at end of period (in thousands)                                           334
HARTFORD DISCIPLINED EQUITY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $1.157(a)
    Accumulation Unit Value at end of period                                                                        $1.259
    Number of Accumulation Units outstanding at end of period (in thousands)                                        12,076

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               75

----------------------------------------------------------------------------

                                                                                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                         2005
-----------------------------------------------------------------------------------------------------------------------------------
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $0.972(a)
    Accumulation Unit Value at end of period                                                                        $1.052
    Number of Accumulation Units outstanding at end of period (in thousands)                                         4,391
HARTFORD DIVIDEND AND GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $3.001(a)
    Accumulation Unit Value at end of period                                                                        $3.224
    Number of Accumulation Units outstanding at end of period (in thousands)                                         2,160
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.204(a)
    Accumulation Unit Value at end of period                                                                        $1.287
    Number of Accumulation Units outstanding at end of period (in thousands)                                         2,508
HARTFORD EQUITY INCOME HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $1.147(a)
    Accumulation Unit Value at end of period                                                                        $1.193
    Number of Accumulation Units outstanding at end of period (in thousands)                                           381
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.141(a)
    Accumulation Unit Value at end of period                                                                        $1.180
    Number of Accumulation Units outstanding at end of period (in thousands)                                            76
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $0.937(a)
    Accumulation Unit Value at end of period                                                                        $1.058
    Number of Accumulation Units outstanding at end of period (in thousands)                                           143
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $0.926(a)
    Accumulation Unit Value at end of period                                                                        $1.040
    Number of Accumulation Units outstanding at end of period (in thousands)                                            95
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $1.723(a)
    Accumulation Unit Value at end of period                                                                        $1.855
    Number of Accumulation Units outstanding at end of period (in thousands)                                           185
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.115(a)
    Accumulation Unit Value at end of period                                                                        $1.194
    Number of Accumulation Units outstanding at end of period (in thousands)                                            19
HARTFORD GLOBAL LEADERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $1.628(a)
    Accumulation Unit Value at end of period                                                                        $1.837
    Number of Accumulation Units outstanding at end of period (in thousands)                                           292
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.113(a)
    Accumulation Unit Value at end of period                                                                        $1.249
    Number of Accumulation Units outstanding at end of period (in thousands)                                            84
HARTFORD GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $1.135(a)
    Accumulation Unit Value at end of period                                                                        $1.277
    Number of Accumulation Units outstanding at end of period (in thousands)                                           992
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.125(a)
    Accumulation Unit Value at end of period                                                                        $1.258
    Number of Accumulation Units outstanding at end of period (in thousands)                                            86

76                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

                                                                                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                         2005
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $1.148(a)
    Accumulation Unit Value at end of period                                                                        $1.432
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,702
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.168(a)
    Accumulation Unit Value at end of period                                                                        $1.449
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,327
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $1.220(a)
    Accumulation Unit Value at end of period                                                                        $1.270
    Number of Accumulation Units outstanding at end of period (in thousands)                                           846
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.199(a)
    Accumulation Unit Value at end of period                                                                        $1.242
    Number of Accumulation Units outstanding at end of period (in thousands)                                           204
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $4.321(a)
    Accumulation Unit Value at end of period                                                                        $4.640
    Number of Accumulation Units outstanding at end of period (in thousands)                                            99
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $0.942(a)
    Accumulation Unit Value at end of period                                                                        $1.006
    Number of Accumulation Units outstanding at end of period (in thousands)                                           590
HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $1.153(a)
    Accumulation Unit Value at end of period                                                                        $1.324
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,245
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.140(a)
    Accumulation Unit Value at end of period                                                                        $1.301
    Number of Accumulation Units outstanding at end of period (in thousands)                                           421
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $1.761(a)
    Accumulation Unit Value at end of period                                                                        $2.053
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,782
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $0.975(a)
    Accumulation Unit Value at end of period                                                                        $1.131
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,049
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $1.498(a)
    Accumulation Unit Value at end of period                                                                        $1.765
    Number of Accumulation Units outstanding at end of period (in thousands)                                           526
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.481(a)
    Accumulation Unit Value at end of period                                                                        $1.736
    Number of Accumulation Units outstanding at end of period (in thousands)                                           170

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               77

----------------------------------------------------------------------------

                                                                                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                         2005
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $1.871(a)
    Accumulation Unit Value at end of period                                                                        $1.891
    Number of Accumulation Units outstanding at end of period (in thousands)                                         2,184
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $0.989(a)
    Accumulation Unit Value at end of period                                                                        $0.994
    Number of Accumulation Units outstanding at end of period (in thousands)                                           626
HARTFORD MORTGAGE SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $2.811(a)
    Accumulation Unit Value at end of period                                                                        $2.818
    Number of Accumulation Units outstanding at end of period (in thousands)                                           112
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.278(a)
    Accumulation Unit Value at end of period                                                                        $1.275
    Number of Accumulation Units outstanding at end of period (in thousands)                                            17
HARTFORD SMALLCAP GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $1.140(a)
    Accumulation Unit Value at end of period                                                                        $1.334
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,786
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.159(a)
    Accumulation Unit Value at end of period                                                                        $1.350
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,255
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $5.211(a)
    Accumulation Unit Value at end of period                                                                        $5.825
    Number of Accumulation Units outstanding at end of period (in thousands)                                           269
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $0.876(a)
    Accumulation Unit Value at end of period                                                                        $0.974
    Number of Accumulation Units outstanding at end of period (in thousands)                                           653
HARTFORD TOTAL RETURN BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $3.066(a)
    Accumulation Unit Value at end of period                                                                        $3.077
    Number of Accumulation Units outstanding at end of period (in thousands)                                         5,008
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.458(a)
    Accumulation Unit Value at end of period                                                                        $1.456
    Number of Accumulation Units outstanding at end of period (in thousands)                                         3,152
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $1.081(a)
    Accumulation Unit Value at end of period                                                                        $1.080
    Number of Accumulation Units outstanding at end of period (in thousands)                                         6,100
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.071(a)
    Accumulation Unit Value at end of period                                                                        $1.064
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,449

78                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

                                                                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                         2005
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $1.037(a)
    Accumulation Unit Value at end of period                                                                        $1.115
    Number of Accumulation Units outstanding at end of period (in thousands)                                           343
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.025(a)
    Accumulation Unit Value at end of period                                                                        $1.096
    Number of Accumulation Units outstanding at end of period (in thousands)                                           139
HARTFORD VALUE OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $1.237(a)
    Accumulation Unit Value at end of period                                                                        $1.385
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,006
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.258(a)
    Accumulation Unit Value at end of period                                                                        $1.401
    Number of Accumulation Units outstanding at end of period (in thousands)                                           336
LORD ABBETT ALL VALUE PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $9.508(a)
    Accumulation Unit Value at end of period                                                                       $10.538
    Number of Accumulation Units outstanding at end of period (in thousands)                                            57
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.495(a)
    Accumulation Unit Value at end of period                                                                       $10.467
    Number of Accumulation Units outstanding at end of period (in thousands)                                            14
LORD ABBETT AMERICA'S VALUE PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $9.642(a)
    Accumulation Unit Value at end of period                                                                       $10.211
    Number of Accumulation Units outstanding at end of period (in thousands)                                            32
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.628(a)
    Accumulation Unit Value at end of period                                                                       $10.142
    Number of Accumulation Units outstanding at end of period (in thousands)                                             9
LORD ABBETT BOND-DEBENTURE PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $9.561(a)
    Accumulation Unit Value at end of period                                                                        $9.946
    Number of Accumulation Units outstanding at end of period (in thousands)                                            82
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.547(a)
    Accumulation Unit Value at end of period                                                                        $9.880
    Number of Accumulation Units outstanding at end of period (in thousands)                                            10
LORD ABBETT GROWTH AND INCOME PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $9.583(a)
    Accumulation Unit Value at end of period                                                                       $10.198
    Number of Accumulation Units outstanding at end of period (in thousands)                                           183
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.570(a)
    Accumulation Unit Value at end of period                                                                       $10.130
    Number of Accumulation Units outstanding at end of period (in thousands)                                            68

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               79

----------------------------------------------------------------------------

                                                                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                         2005
-----------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT LARGE-CAP CORE PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                 $10.000(a)
    Accumulation Unit Value at end of period                                                                       $10.581
    Number of Accumulation Units outstanding at end of period (in thousands)                                            16
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $10.000(a)
    Accumulation Unit Value at end of period                                                                       $10.525
    Number of Accumulation Units outstanding at end of period (in thousands)                                             5
OPPENHEIMER AGGRESSIVE GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $9.483(a)
    Accumulation Unit Value at end of period                                                                       $11.049
    Number of Accumulation Units outstanding at end of period (in thousands)                                             5
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.470(a)
    Accumulation Unit Value at end of period                                                                       $10.975
    Number of Accumulation Units outstanding at end of period (in thousands)                                             2
OPPENHEIMER CAPITAL APPRECIATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $9.696(a)
    Accumulation Unit Value at end of period                                                                       $10.530
    Number of Accumulation Units outstanding at end of period (in thousands)                                           216
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.683(a)
    Accumulation Unit Value at end of period                                                                       $10.460
    Number of Accumulation Units outstanding at end of period (in thousands)                                           104
OPPENHEIMER GLOBAL SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $9.607(a)
    Accumulation Unit Value at end of period                                                                       $11.445
    Number of Accumulation Units outstanding at end of period (in thousands)                                           344
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.594(a)
    Accumulation Unit Value at end of period                                                                       $11.369
    Number of Accumulation Units outstanding at end of period (in thousands)                                            97
OPPENHEIMER MAIN STREET FUND(R)
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $9.592(a)
    Accumulation Unit Value at end of period                                                                       $10.410
    Number of Accumulation Units outstanding at end of period (in thousands)                                            35
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.579(a)
    Accumulation Unit Value at end of period                                                                       $10.340
    Number of Accumulation Units outstanding at end of period (in thousands)                                            14
OPPENHEIMER MAIN STREET SMALL CAP FUND(R)
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $9.300(a)
    Accumulation Unit Value at end of period                                                                       $10.893
    Number of Accumulation Units outstanding at end of period (in thousands)                                           320
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.287(a)
    Accumulation Unit Value at end of period                                                                       $10.821
    Number of Accumulation Units outstanding at end of period (in thousands)                                            85

80                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

                                                                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                         2005
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM DIVERSIFIED INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                 $16.626(a)
    Accumulation Unit Value at end of period                                                                       $16.893
    Number of Accumulation Units outstanding at end of period (in thousands)                                            90
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $13.078(a)
    Accumulation Unit Value at end of period                                                                       $13.218
    Number of Accumulation Units outstanding at end of period (in thousands)                                            14
PUTNAM GLOBAL ASSET ALLOCATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                 $30.837(a)
    Accumulation Unit Value at end of period                                                                       $32.820
    Number of Accumulation Units outstanding at end of period (in thousands)                                            18
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.585(a)
    Accumulation Unit Value at end of period                                                                       $10.148
    Number of Accumulation Units outstanding at end of period (in thousands)                                            32
PUTNAM GROWTH AND INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                 $47.143(a)
    Accumulation Unit Value at end of period                                                                       $50.684
    Number of Accumulation Units outstanding at end of period (in thousands)                                             4
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $10.039(a)
    Accumulation Unit Value at end of period                                                                       $10.736
    Number of Accumulation Units outstanding at end of period (in thousands)                                            14
PUTNAM INTERNATIONAL EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                 $16.749(a)
    Accumulation Unit Value at end of period                                                                       $19.096
    Number of Accumulation Units outstanding at end of period (in thousands)                                           222
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $8.882(a)
    Accumulation Unit Value at end of period                                                                       $10.073
    Number of Accumulation Units outstanding at end of period (in thousands)                                           140
PUTNAM INVESTORS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $8.601(a)
    Accumulation Unit Value at end of period                                                                        $9.700
    Number of Accumulation Units outstanding at end of period (in thousands)                                            14
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $6.323(a)
    Accumulation Unit Value at end of period                                                                        $7.093
    Number of Accumulation Units outstanding at end of period (in thousands)                                            14
PUTNAM NEW VALUE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                 $17.431(a)
    Accumulation Unit Value at end of period                                                                       $18.901
    Number of Accumulation Units outstanding at end of period (in thousands)                                            27
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $13.033(a)
    Accumulation Unit Value at end of period                                                                       $14.057
    Number of Accumulation Units outstanding at end of period (in thousands)                                            16

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               81

----------------------------------------------------------------------------

                                                                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                         2005
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM SMALL CAP VALUE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                 $19.908(a)
    Accumulation Unit Value at end of period                                                                       $22.697
    Number of Accumulation Units outstanding at end of period (in thousands)                                           138
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $17.424(a)
    Accumulation Unit Value at end of period                                                                       $19.760
    Number of Accumulation Units outstanding at end of period (in thousands)                                            67
PUTNAM THE GEORGE PUTNAM FUND OF BOSTON
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                 $11.639(a)
    Accumulation Unit Value at end of period                                                                       $12.134
    Number of Accumulation Units outstanding at end of period (in thousands)                                            41
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $11.020(a)
    Accumulation Unit Value at end of period                                                                       $11.428
    Number of Accumulation Units outstanding at end of period (in thousands)                                            10
PUTNAM VISTA FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                 $13.196(a)
    Accumulation Unit Value at end of period                                                                       $15.398
    Number of Accumulation Units outstanding at end of period (in thousands)                                             8
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $5.389(a)
    Accumulation Unit Value at end of period                                                                        $6.255
    Number of Accumulation Units outstanding at end of period (in thousands)                                            13
PUTNAM VOYAGER FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                 $46.089(a)
    Accumulation Unit Value at end of period                                                                       $51.952
    Number of Accumulation Units outstanding at end of period (in thousands)                                             3
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $5.714(a)
    Accumulation Unit Value at end of period                                                                        $6.407
    Number of Accumulation Units outstanding at end of period (in thousands)                                            17
VAN KAMPEN LIT COMSTOCK PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                 $14.064(a)
    Accumulation Unit Value at end of period                                                                       $14.816
    Number of Accumulation Units outstanding at end of period (in thousands)                                           329
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $13.854(a)
    Accumulation Unit Value at end of period                                                                       $14.517
    Number of Accumulation Units outstanding at end of period (in thousands)                                            93
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                 $13.596(a)
    Accumulation Unit Value at end of period                                                                       $14.870
    Number of Accumulation Units outstanding at end of period (in thousands)                                            91
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $13.299(a)
    Accumulation Unit Value at end of period                                                                       $14.467
    Number of Accumulation Units outstanding at end of period (in thousands)                                            23

82                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

                                                                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                         2005
-----------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING MARKETS EQUITY PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $9.032(a)
    Accumulation Unit Value at end of period                                                                       $12.052
    Number of Accumulation Units outstanding at end of period (in thousands)                                           110
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.020(a)
    Accumulation Unit Value at end of period                                                                       $11.972
    Number of Accumulation Units outstanding at end of period (in thousands)                                            82
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $9.494(a)
    Accumulation Unit Value at end of period                                                                       $11.732
    Number of Accumulation Units outstanding at end of period (in thousands)                                            21
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.481(a)
    Accumulation Unit Value at end of period                                                                       $11.654
    Number of Accumulation Units outstanding at end of period (in thousands)                                            14
VAN KAMPEN UIF U.S. MID CAP VALUE PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $9.630(a)
    Accumulation Unit Value at end of period                                                                       $10.911
    Number of Accumulation Units outstanding at end of period (in thousands)                                            38
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.617(a)
    Accumulation Unit Value at end of period                                                                       $10.838
    Number of Accumulation Units outstanding at end of period (in thousands)                                            32

(a) Inception date May 2, 2005.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               83

----------------------------------------------------------------------------

APPENDIX VI -- THE HARTFORD'S LIFETIME INCOME BUILDER -- EXAMPLES

FOR ALL EXAMPLES YOUR GUARANTEED MINIMUM DEATH IS THE GREATER OF THE BENEFIT AMOUNT AND THE CONTRACT VALUE ON THE DATE OF DUE PROOF OF DEATH.

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S LIFETIME INCOME BUILDER WHEN YOU PURCHASE YOUR CONTRACT, YOU ARE YOUNGER THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

- Your Benefit Amount is $100,000, which is your initial Premium Payment.

- Your Benefit Payment is $5,000, which is 5% of your Benefit Amount.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be set equal to the Benefit Amount on the Contract Anniversary immediately following the Oldest Owner's 60th birthday.

EXAMPLE 2: ASSUME THE SAME FACTS AS EXAMPLE 1. ALSO ASSUME THAT YOU MAKE NO ADDITIONAL PREMIUM PAYMENTS AND TAKE NO WITHDRAWALS DURING THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $105,000.

- At the anniversary, we calculate the automatic Benefit Amount Increase. The ratio is the Contract Value (105,000) divided by the Maximum Contract Value (100,000), less 1 subject to a minimum of 0% and a maximum of 10%.

    - (105,000 / 100,000) - 1 = .05 = 5%.

- Your Benefit Amount is $105,000, which is your previous Benefit Amount multiplied by the automatic Benefit Amount increase.

- Your Benefit Payment is $5,250, which is 5% of your Benefit Amount.

- The annual charge for The Hartford's Lifetime Income Builder is 40 bps of the Benefit Amount after the automatic increase calculation.

    - $105,000 * .004 = $420, this amount is deducted from the Contract Value.

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

- Your initial Benefit Amount is $100,000.

- Your Benefit Payment is $5,000.

- After the partial Surrender of $1,000, your Benefit Amount is $99,000.

- There is no change to the annual Benefit Payment since the partial Surrender is less than the Benefit Payment.

- At the anniversary, we calculate the automatic Benefit Amount Increase. The ratio is the Contract Value (95,000) divided by the Maximum Contract Value (100,000), less 1 subject to a minimum of 0% and a maximum of 10%.

    - (95,000 / 100,000) - 1 = - .05 subject to the minimum of 0%.

- Your Benefit Amount is $99,000, which is your previous Benefit Amount since the automatic Benefit Amount increase was 0%.

- Your Benefit Payment will remain at $5,000. Because your Benefit Amount did not increase because of the automatic Benefit Amount increase provision on the anniversary, the Benefit Payment will not increase. And because the remaining Benefit Amount ($99,000) is not less than the Benefit Payment immediately prior to the anniversary, the Benefit Payment will not be reduced.

- The annual charge for The Hartford's Lifetime Income Builder is 40 bps of the Benefit Amount after the automatic increase calculation.

    - $99,000 * .004 = $396, this amount is deducted from the Contract Value.

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 3. ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2 AND THAT, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

- At the beginning of Contract Year 2, your initial Benefit Amount is $99,000.

- Your Benefit Payment is $5,000.

- Your Benefit Amount after the premium payment is $119,000.

- Your Benefit Payment is $5,950, which is 5% of your Benefit Amount.

84                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 4. ASSUME THAT ON THE FOLLOWING ANNIVERSARY (THE END OF CONTRACT YEAR 2) THE CONTRACT VALUE IS $118,000 AND THAT NO WITHDRAWALS WERE TAKEN IN CONTRACT YEAR 2.

- After Premium Payment, your Benefit Amount is $119,000.

- Your Benefit Payment is $5,950.

- At the anniversary, we calculate the automatic Benefit Amount increase. The ratio is the Contract Value (118,000) divided by the Maximum Contract Value (120,000), less 1 subject to a minimum of 0% and a maximum of 10%.

    - (118,000 / 120,000) - 1 = - .01667 subject to a minimum of 0%.

- Your Benefit Amount is $119,000, which is your previous Benefit Amount since the automatic Benefit Amount increase is 0%.

- Your Benefit Payment is $5,950, which is 5% of your Benefit Amount.

- The annual charge for The Hartford's Lifetime Income Builder is 40 bps of the Benefit Amount after the automatic increase calculation.

    - $119,000 * .004 = $476, this amount is deducted from the Contract Value.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 5. ASSUME THAT IN THE THIRD CONTRACT YEAR, A $35,000 PARTIAL SURRENDER IS TAKEN. THE PARTIAL SURRENDER INCLUDES CDSC. THE WITHDRAWAL LOWERED THE CONTRACT VALUE FROM $115,000 TO $80,000.

- At the beginning of Contract Year 3, your initial Benefit Amount is $119,000.

- Your Benefit Payment is $5,950.

- Since the total partial surrender exceeds the Benefit Payment, the Benefit Amount is reset to the lesser of (i) or (ii) as follows

    - (i) the Contract Value immediately following the partial withdrawal:
      80,000

    - (ii) the Benefit Amount prior to the partial surrender, less the amount of the surrender: 119,000 - 35,000 = 84,000

- Your new Benefit Amount is $80,000.

- Your new Benefit Payment is $4,000, which is 5% of the new Benefit Amount.


EXAMPLE 7: ASSUME THAT ON THE CONTRACT ANNIVERSARY IMMEDIATELY FOLLOWING THE OLDEST OWNER'S 60TH BIRTHDAY, THE CONTRACT VALUE IS $200,000 AND THAT YOUR BENEFIT AMOUNT AFTER THE AUTOMATIC INCREASE CALCULATION IS $200,000.



- Your Lifetime Benefit Payment is $10,000 which is 5% of your Benefit Amount.


- The annual charge for Unified Benefit Design is 40 bps of the Benefit Amount after the automatic increase calculation.

    - $200,000 * .004 = $800, this amount is deducted from the Contract Value.

EXAMPLE 8: ASSUME THE OWNER WITHDRAWS $9,000 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE BENEFIT PAYMENT IS $10,000; THE LIFETIME BENEFIT PAYMENT IS $7,000; THE BENEFIT AMOUNT $80,000 AND THE CONTRACT VALUE IS $85,000.

- Your Benefit Amount is $80,000 before the partial surrender.

- Your Benefit Amount after the partial surrender is $71,000, since the partial surrender is less than your Benefit Payment.

- There is no change to the annual Benefit Payment since the partial surrender is less than the Benefit Payment.

- Your Lifetime Benefit Payment will be reset to $3,550 which is 5% of the Benefit Amount after the partial surrender. This reset occurs because partial surrender is greater that the annual Lifetime Benefit Payment.

EXAMPLE 9: ASSUME THE OWNER WITHDRAWS $12,000 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE BENEFIT PAYMENT IS $10,000; THE LIFETIME BENEFIT PAYMENT IS $7,000; THE BENEFIT AMOUNT $80,000 AND THE CONTRACT VALUE IS $85,000.

- Your Benefit Amount is $80,000 before the partial surrender.

- Your Benefit Amount after the partial surrender is $68,000.

- It is the lesser of Contract Value after the partial surrender (73,000) and the Benefit Amount immediately prior the partial surrender, less the partial surrender amount (68,000). This comparison is done because the partial surrender is greater than your Benefit Payment.

- Your Benefit Amount will reset to $3,400 which is 5% of the Benefit Amount after the partial surrender. This reset occurs because the partial surrender is greater than the annual Benefit Payment.

- Your Lifetime Benefit Payment will reset to $3,400 which is 5% of the Benefit Amount after the partial surrender. This reset occurs because partial surrender is greater that the annual Lifetime Benefit Payment.

To obtain a Statement of Additional Information please complete the form below and mail to:

         Hartford Life and Annuity Insurance Company
         Attn: Investment Product Services
         P.O. Box 5085
         Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for Series I of The Director M Plus variable annuity to me at the following address:


----------------------------------------------------------------
                              Name

----------------------------------------------------------------
                            Address

----------------------------------------------------------------
  City/State                                        Zip Code

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                            SEPARATE ACCOUNT THREE

                        SERIES I OF THE DIRECTOR M PLUS

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life and Annuity Insurance Company, Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.


Date of Prospectus: May 1, 2006
Date of Statement of Additional Information: May 1, 2006


TABLE OF CONTENTS


GENERAL INFORMATION                                                                                                             2
     Safekeeping of Assets                                                                                                      2
     Experts                                                                                                                    2
     Non-Participating                                                                                                          2
     Misstatement of Age or Sex                                                                                                 2
     Principal Underwriter                                                                                                      2
PERFORMANCE RELATED INFORMATION                                                                                                 2
     Total Return for all Sub-Accounts                                                                                          2
     Yield for Sub-Accounts                                                                                                     3
     Money Market Sub-Accounts                                                                                                  3
     Additional Materials                                                                                                       3
     Performance Comparisons                                                                                                    3
ACCUMULATION UNIT VALUES                                                                                                        4
FINANCIAL STATEMENTS                                                                                                         SA-1

2                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS


We hold title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from our general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.


EXPERTS


The statutory basis balance sheets of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2005 and 2004, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2005 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 24, 2006 and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Three (the "Account") as of December 31, 2005, and the related statements of operations and of changes in net assets and the financial highlights for the respective stated periods then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 22, 2006, which reports are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


We currently pay HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2005:
$95,929,429; 2004: $34,566,119; and 2003: $34,288,501.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS


When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, we use a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.



The formula we use to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3

----------------------------------------------------------------------------

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.


The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.



The formula we use to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.


MONEY MARKET SUB-ACCOUNTS


At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.



Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. We take a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. We then subtract an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, we then multiply it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.


The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.


Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation we use is:


    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS


Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.

                                                                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                         2005
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VP BALANCED WEALTH STRATEGY PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $9.737(a)
    Accumulation Unit Value at end of period                                                                       $10.638
    Number of Accumulation Units outstanding at end of period (in thousands)                                           136
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $9.734(a)
    Accumulation Unit Value at end of period                                                                       $10.621
    Number of Accumulation Units outstanding at end of period (in thousands)                                           104
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                  $9.732(a)
    Accumulation Unit Value at end of period                                                                       $10.612
    Number of Accumulation Units outstanding at end of period (in thousands)                                             5
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $9.729(a)
    Accumulation Unit Value at end of period                                                                       $10.594
    Number of Accumulation Units outstanding at end of period (in thousands)                                           384
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.729(a)
    Accumulation Unit Value at end of period                                                                       $10.594
    Number of Accumulation Units outstanding at end of period (in thousands)                                           384
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.724(a)
    Accumulation Unit Value at end of period                                                                       $10.567
    Number of Accumulation Units outstanding at end of period (in thousands)                                             6
ALLIANCEBERNSTEIN VP GLOBAL RESEARCH GROWTH PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                 $10.000(a)
    Accumulation Unit Value at end of period                                                                       $11.962
    Number of Accumulation Units outstanding at end of period (in thousands)                                             6
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                 $10.000(a)
    Accumulation Unit Value at end of period                                                                       $11.946
    Number of Accumulation Units outstanding at end of period (in thousands)                                             2
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                 $10.000(a)
    Accumulation Unit Value at end of period                                                                       $11.938
    Number of Accumulation Units outstanding at end of period (in thousands)                                            --
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                 $10.000(a)
    Accumulation Unit Value at end of period                                                                       $11.922
    Number of Accumulation Units outstanding at end of period (in thousands)                                            11
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $10.000(a)
    Accumulation Unit Value at end of period                                                                       $11.922
    Number of Accumulation Units outstanding at end of period (in thousands)                                            11
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $10.000(a)
    Accumulation Unit Value at end of period                                                                       $11.899
    Number of Accumulation Units outstanding at end of period (in thousands)                                             1

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                5

----------------------------------------------------------------------------

                                                                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                         2005
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VP INTERNATIONAL VALUE PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $9.315(a)
    Accumulation Unit Value at end of period                                                                       $11.038
    Number of Accumulation Units outstanding at end of period (in thousands)                                           706
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $9.312(a)
    Accumulation Unit Value at end of period                                                                       $11.020
    Number of Accumulation Units outstanding at end of period (in thousands)                                           410
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                  $9.310(a)
    Accumulation Unit Value at end of period                                                                       $11.011
    Number of Accumulation Units outstanding at end of period (in thousands)                                            82
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $9.307(a)
    Accumulation Unit Value at end of period                                                                       $10.992
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,938
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.307(a)
    Accumulation Unit Value at end of period                                                                       $10.992
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,938
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.302(a)
    Accumulation Unit Value at end of period                                                                       $10.964
    Number of Accumulation Units outstanding at end of period (in thousands)                                           220
ALLIANCEBERNSTEIN VP SMALL/MID-CAP VALUE PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $9.413(a)
    Accumulation Unit Value at end of period                                                                       $10.546
    Number of Accumulation Units outstanding at end of period (in thousands)                                            83
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $9.409(a)
    Accumulation Unit Value at end of period                                                                       $10.528
    Number of Accumulation Units outstanding at end of period (in thousands)                                            21
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                  $9.408(a)
    Accumulation Unit Value at end of period                                                                       $10.520
    Number of Accumulation Units outstanding at end of period (in thousands)                                             2
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $9.405(a)
    Accumulation Unit Value at end of period                                                                       $10.502
    Number of Accumulation Units outstanding at end of period (in thousands)                                           170
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.405(a)
    Accumulation Unit Value at end of period                                                                       $10.502
    Number of Accumulation Units outstanding at end of period (in thousands)                                           170
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.400(a)
    Accumulation Unit Value at end of period                                                                       $10.476
    Number of Accumulation Units outstanding at end of period (in thousands)                                            34
ALLIANCEBERNSTEIN VP VALUE PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $9.626(a)
    Accumulation Unit Value at end of period                                                                       $10.293
    Number of Accumulation Units outstanding at end of period (in thousands)                                           395

6                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

                                                                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                         2005
-----------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $9.623(a)
    Accumulation Unit Value at end of period                                                                       $10.275
    Number of Accumulation Units outstanding at end of period (in thousands)                                           234
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                  $9.621(a)
    Accumulation Unit Value at end of period                                                                       $10.267
    Number of Accumulation Units outstanding at end of period (in thousands)                                            52
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $9.618(a)
    Accumulation Unit Value at end of period                                                                       $10.250
    Number of Accumulation Units outstanding at end of period (in thousands)                                           885
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.618(a)
    Accumulation Unit Value at end of period                                                                       $10.250
    Number of Accumulation Units outstanding at end of period (in thousands)                                           885
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.613(a)
    Accumulation Unit Value at end of period                                                                       $10.224
    Number of Accumulation Units outstanding at end of period (in thousands)                                           119
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $9.562(a)
    Accumulation Unit Value at end of period                                                                       $11.320
    Number of Accumulation Units outstanding at end of period (in thousands)                                           748
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $9.559(a)
    Accumulation Unit Value at end of period                                                                       $11.301
    Number of Accumulation Units outstanding at end of period (in thousands)                                           468
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                  $9.557(a)
    Accumulation Unit Value at end of period                                                                       $11.292
    Number of Accumulation Units outstanding at end of period (in thousands)                                            87
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $9.554(a)
    Accumulation Unit Value at end of period                                                                       $11.273
    Number of Accumulation Units outstanding at end of period (in thousands)                                         2,199
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.554(a)
    Accumulation Unit Value at end of period                                                                       $11.273
    Number of Accumulation Units outstanding at end of period (in thousands)                                         2,199
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.549(a)
    Accumulation Unit Value at end of period                                                                       $11.245
    Number of Accumulation Units outstanding at end of period (in thousands)                                           300
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $9.543(a)
    Accumulation Unit Value at end of period                                                                       $10.378
    Number of Accumulation Units outstanding at end of period (in thousands)                                           397
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $9.540(a)
    Accumulation Unit Value at end of period                                                                       $10.361
    Number of Accumulation Units outstanding at end of period (in thousands)                                           247
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                  $9.538(a)
    Accumulation Unit Value at end of period                                                                       $10.352
    Number of Accumulation Units outstanding at end of period (in thousands)                                            72

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                7

----------------------------------------------------------------------------

                                                                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                         2005
-----------------------------------------------------------------------------------------------------------------------------------
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $9.535(a)
    Accumulation Unit Value at end of period                                                                       $10.335
    Number of Accumulation Units outstanding at end of period (in thousands)                                           897
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.535(a)
    Accumulation Unit Value at end of period                                                                       $10.335
    Number of Accumulation Units outstanding at end of period (in thousands)                                           897
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.530(a)
    Accumulation Unit Value at end of period                                                                       $10.309
    Number of Accumulation Units outstanding at end of period (in thousands)                                           112
FIDELITY(R) VIP GROWTH PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $9.553(a)
    Accumulation Unit Value at end of period                                                                       $10.627
    Number of Accumulation Units outstanding at end of period (in thousands)                                            70
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $9.550(a)
    Accumulation Unit Value at end of period                                                                       $10.609
    Number of Accumulation Units outstanding at end of period (in thousands)                                            34
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                  $9.548(a)
    Accumulation Unit Value at end of period                                                                       $10.600
    Number of Accumulation Units outstanding at end of period (in thousands)                                            11
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $9.545(a)
    Accumulation Unit Value at end of period                                                                       $10.582
    Number of Accumulation Units outstanding at end of period (in thousands)                                           171
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.545(a)
    Accumulation Unit Value at end of period                                                                       $10.582
    Number of Accumulation Units outstanding at end of period (in thousands)                                           171
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.540(a)
    Accumulation Unit Value at end of period                                                                       $10.556
    Number of Accumulation Units outstanding at end of period (in thousands)                                            27
FIDELITY(R) VIP MID CAP PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $9.318(a)
    Accumulation Unit Value at end of period                                                                       $11.176
    Number of Accumulation Units outstanding at end of period (in thousands)                                           413
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $9.314(a)
    Accumulation Unit Value at end of period                                                                       $11.157
    Number of Accumulation Units outstanding at end of period (in thousands)                                           124
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                  $9.313(a)
    Accumulation Unit Value at end of period                                                                       $11.148
    Number of Accumulation Units outstanding at end of period (in thousands)                                            45
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $9.310(a)
    Accumulation Unit Value at end of period                                                                       $11.129
    Number of Accumulation Units outstanding at end of period (in thousands)                                           700

8                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

                                                                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                         2005
-----------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.310(a)
    Accumulation Unit Value at end of period                                                                       $11.129
    Number of Accumulation Units outstanding at end of period (in thousands)                                           700
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.305(a)
    Accumulation Unit Value at end of period                                                                       $11.101
    Number of Accumulation Units outstanding at end of period (in thousands)                                           319
FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $8.953(a)
    Accumulation Unit Value at end of period                                                                       $10.401
    Number of Accumulation Units outstanding at end of period (in thousands)                                            16
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $8.950(a)
    Accumulation Unit Value at end of period                                                                       $10.384
    Number of Accumulation Units outstanding at end of period (in thousands)                                             9
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                  $8.948(a)
    Accumulation Unit Value at end of period                                                                       $10.375
    Number of Accumulation Units outstanding at end of period (in thousands)                                             3
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $8.945(a)
    Accumulation Unit Value at end of period                                                                       $10.358
    Number of Accumulation Units outstanding at end of period (in thousands)                                           158
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $8.945(a)
    Accumulation Unit Value at end of period                                                                       $10.358
    Number of Accumulation Units outstanding at end of period (in thousands)                                           158
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $8.940(a)
    Accumulation Unit Value at end of period                                                                       $10.332
    Number of Accumulation Units outstanding at end of period (in thousands)                                             3
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $4.355(a)
    Accumulation Unit Value at end of period                                                                        $4.699
    Number of Accumulation Units outstanding at end of period (in thousands)                                           380
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $4.331(a)
    Accumulation Unit Value at end of period                                                                        $4.667
    Number of Accumulation Units outstanding at end of period (in thousands)                                           109
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                  $1.009(a)
    Accumulation Unit Value at end of period                                                                        $1.087
    Number of Accumulation Units outstanding at end of period (in thousands)                                           126
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $1.003(a)
    Accumulation Unit Value at end of period                                                                        $1.079
    Number of Accumulation Units outstanding at end of period (in thousands)                                         3,125
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.003(a)
    Accumulation Unit Value at end of period                                                                        $1.079
    Number of Accumulation Units outstanding at end of period (in thousands)                                         3,125
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.008(a)
    Accumulation Unit Value at end of period                                                                        $1.082
    Number of Accumulation Units outstanding at end of period (in thousands)                                           334

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                9

----------------------------------------------------------------------------

                                                                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                         2005
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $1.157(a)
    Accumulation Unit Value at end of period                                                                        $1.259
    Number of Accumulation Units outstanding at end of period (in thousands)                                        12,076
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $1.151(a)
    Accumulation Unit Value at end of period                                                                        $1.250
    Number of Accumulation Units outstanding at end of period (in thousands)                                         7,910
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                  $9.910(a)
    Accumulation Unit Value at end of period                                                                       $10.758
    Number of Accumulation Units outstanding at end of period (in thousands)                                           158
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $1.045(a)
    Accumulation Unit Value at end of period                                                                        $1.133
    Number of Accumulation Units outstanding at end of period (in thousands)                                        31,148
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.045(a)
    Accumulation Unit Value at end of period                                                                        $1.133
    Number of Accumulation Units outstanding at end of period (in thousands)                                        31,148
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $0.972(a)
    Accumulation Unit Value at end of period                                                                        $1.052
    Number of Accumulation Units outstanding at end of period (in thousands)                                         4,391
HARTFORD DIVIDEND AND GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $3.001(a)
    Accumulation Unit Value at end of period                                                                        $3.224
    Number of Accumulation Units outstanding at end of period (in thousands)                                         2,160
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $2.984(a)
    Accumulation Unit Value at end of period                                                                        $3.202
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,003
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                  $1.205(a)
    Accumulation Unit Value at end of period                                                                        $1.292
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,009
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $1.199(a)
    Accumulation Unit Value at end of period                                                                        $1.284
    Number of Accumulation Units outstanding at end of period (in thousands)                                        11,903
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.199(a)
    Accumulation Unit Value at end of period                                                                        $1.284
    Number of Accumulation Units outstanding at end of period (in thousands)                                        11,903
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.204(a)
    Accumulation Unit Value at end of period                                                                        $1.287
    Number of Accumulation Units outstanding at end of period (in thousands)                                         2,508
HARTFORD EQUITY INCOME HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $1.147(a)
    Accumulation Unit Value at end of period                                                                        $1.193
    Number of Accumulation Units outstanding at end of period (in thousands)                                           381

10                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

                                                                                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                         2005
-----------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $1.143(a)
    Accumulation Unit Value at end of period                                                                        $1.188
    Number of Accumulation Units outstanding at end of period (in thousands)                                           160
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                  $1.142(a)
    Accumulation Unit Value at end of period                                                                        $1.185
    Number of Accumulation Units outstanding at end of period (in thousands)                                            54
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $1.138(a)
    Accumulation Unit Value at end of period                                                                        $1.180
    Number of Accumulation Units outstanding at end of period (in thousands)                                           843
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.138(a)
    Accumulation Unit Value at end of period                                                                        $1.180
    Number of Accumulation Units outstanding at end of period (in thousands)                                           843
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.141(a)
    Accumulation Unit Value at end of period                                                                        $1.180
    Number of Accumulation Units outstanding at end of period (in thousands)                                            76
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $0.937(a)
    Accumulation Unit Value at end of period                                                                        $1.058
    Number of Accumulation Units outstanding at end of period (in thousands)                                           143
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $0.932(a)
    Accumulation Unit Value at end of period                                                                        $1.051
    Number of Accumulation Units outstanding at end of period (in thousands)                                            17
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                  $0.927(a)
    Accumulation Unit Value at end of period                                                                        $1.045
    Number of Accumulation Units outstanding at end of period (in thousands)                                            38
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $0.922(a)
    Accumulation Unit Value at end of period                                                                        $1.038
    Number of Accumulation Units outstanding at end of period (in thousands)                                            42
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $0.922(a)
    Accumulation Unit Value at end of period                                                                        $1.038
    Number of Accumulation Units outstanding at end of period (in thousands)                                            42
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $0.926(a)
    Accumulation Unit Value at end of period                                                                        $1.040
    Number of Accumulation Units outstanding at end of period (in thousands)                                            95
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $1.723(a)
    Accumulation Unit Value at end of period                                                                        $1.855
    Number of Accumulation Units outstanding at end of period (in thousands)                                           185
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $1.714(a)
    Accumulation Unit Value at end of period                                                                        $1.842
    Number of Accumulation Units outstanding at end of period (in thousands)                                            30
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                  $1.116(a)
    Accumulation Unit Value at end of period                                                                        $1.199
    Number of Accumulation Units outstanding at end of period (in thousands)                                             5

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               11

----------------------------------------------------------------------------

                                                                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                         2005
-----------------------------------------------------------------------------------------------------------------------------------
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $1.110(a)
    Accumulation Unit Value at end of period                                                                        $1.191
    Number of Accumulation Units outstanding at end of period (in thousands)                                           594
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.110(a)
    Accumulation Unit Value at end of period                                                                        $1.191
    Number of Accumulation Units outstanding at end of period (in thousands)                                           594
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.115(a)
    Accumulation Unit Value at end of period                                                                        $1.194
    Number of Accumulation Units outstanding at end of period (in thousands)                                            19
HARTFORD GLOBAL LEADERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $1.628(a)
    Accumulation Unit Value at end of period                                                                        $1.837
    Number of Accumulation Units outstanding at end of period (in thousands)                                           292
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $1.619(a)
    Accumulation Unit Value at end of period                                                                        $1.824
    Number of Accumulation Units outstanding at end of period (in thousands)                                            69
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                  $9.180(a)
    Accumulation Unit Value at end of period                                                                       $10.336
    Number of Accumulation Units outstanding at end of period (in thousands)                                             5
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $1.593(a)
    Accumulation Unit Value at end of period                                                                        $1.791
    Number of Accumulation Units outstanding at end of period (in thousands)                                           568
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.593(a)
    Accumulation Unit Value at end of period                                                                        $1.791
    Number of Accumulation Units outstanding at end of period (in thousands)                                           568
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.113(a)
    Accumulation Unit Value at end of period                                                                        $1.249
    Number of Accumulation Units outstanding at end of period (in thousands)                                            84
HARTFORD GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $1.135(a)
    Accumulation Unit Value at end of period                                                                        $1.277
    Number of Accumulation Units outstanding at end of period (in thousands)                                           992
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $1.129(a)
    Accumulation Unit Value at end of period                                                                        $1.268
    Number of Accumulation Units outstanding at end of period (in thousands)                                           335
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                  $1.126(a)
    Accumulation Unit Value at end of period                                                                        $1.264
    Number of Accumulation Units outstanding at end of period (in thousands)                                           125
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $1.119(a)
    Accumulation Unit Value at end of period                                                                        $1.255
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,850

12                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

                                                                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                         2005
-----------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.119(a)
    Accumulation Unit Value at end of period                                                                        $1.255
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,850
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.125(a)
    Accumulation Unit Value at end of period                                                                        $1.258
    Number of Accumulation Units outstanding at end of period (in thousands)                                            86
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $1.148(a)
    Accumulation Unit Value at end of period                                                                        $1.432
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,702
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $1.142(a)
    Accumulation Unit Value at end of period                                                                        $1.422
    Number of Accumulation Units outstanding at end of period (in thousands)                                           235
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                 $11.742(a)
    Accumulation Unit Value at end of period                                                                       $14.611
    Number of Accumulation Units outstanding at end of period (in thousands)                                            14
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $1.133(a)
    Accumulation Unit Value at end of period                                                                        $1.408
    Number of Accumulation Units outstanding at end of period (in thousands)                                         3,838
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.133(a)
    Accumulation Unit Value at end of period                                                                        $1.408
    Number of Accumulation Units outstanding at end of period (in thousands)                                         3,838
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.168(a)
    Accumulation Unit Value at end of period                                                                        $1.449
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,327
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $1.220(a)
    Accumulation Unit Value at end of period                                                                        $1.270
    Number of Accumulation Units outstanding at end of period (in thousands)                                           846
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $1.214(a)
    Accumulation Unit Value at end of period                                                                        $1.262
    Number of Accumulation Units outstanding at end of period (in thousands)                                           526
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                 $10.443(a)
    Accumulation Unit Value at end of period                                                                       $10.851
    Number of Accumulation Units outstanding at end of period (in thousands)                                            11
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $1.194(a)
    Accumulation Unit Value at end of period                                                                        $1.239
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,710
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.194(a)
    Accumulation Unit Value at end of period                                                                        $1.239
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,710
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.199(a)
    Accumulation Unit Value at end of period                                                                        $1.242
    Number of Accumulation Units outstanding at end of period (in thousands)                                           204

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               13

----------------------------------------------------------------------------

                                                                                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                         2005
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $4.321(a)
    Accumulation Unit Value at end of period                                                                        $4.640
    Number of Accumulation Units outstanding at end of period (in thousands)                                            99
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $4.297(a)
    Accumulation Unit Value at end of period                                                                        $4.608
    Number of Accumulation Units outstanding at end of period (in thousands)                                            21
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                  $0.943(a)
    Accumulation Unit Value at end of period                                                                        $1.011
    Number of Accumulation Units outstanding at end of period (in thousands)                                           498
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $0.938(a)
    Accumulation Unit Value at end of period                                                                        $1.004
    Number of Accumulation Units outstanding at end of period (in thousands)                                         2,169
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $0.938(a)
    Accumulation Unit Value at end of period                                                                        $1.004
    Number of Accumulation Units outstanding at end of period (in thousands)                                         2,169
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $0.942(a)
    Accumulation Unit Value at end of period                                                                        $1.006
    Number of Accumulation Units outstanding at end of period (in thousands)                                           590
HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $1.153(a)
    Accumulation Unit Value at end of period                                                                        $1.324
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,245
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $1.147(a)
    Accumulation Unit Value at end of period                                                                        $1.315
    Number of Accumulation Units outstanding at end of period (in thousands)                                           495
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                  $1.141(a)
    Accumulation Unit Value at end of period                                                                        $1.307
    Number of Accumulation Units outstanding at end of period (in thousands)                                           304
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $1.135(a)
    Accumulation Unit Value at end of period                                                                        $1.298
    Number of Accumulation Units outstanding at end of period (in thousands)                                         2,914
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.135(a)
    Accumulation Unit Value at end of period                                                                        $1.298
    Number of Accumulation Units outstanding at end of period (in thousands)                                         2,914
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.140(a)
    Accumulation Unit Value at end of period                                                                        $1.301
    Number of Accumulation Units outstanding at end of period (in thousands)                                           421
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $1.761(a)
    Accumulation Unit Value at end of period                                                                        $2.053
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,782

14                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

                                                                                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                         2005
-----------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $1.752(a)
    Accumulation Unit Value at end of period                                                                        $2.039
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,098
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                  $0.976(a)
    Accumulation Unit Value at end of period                                                                        $1.136
    Number of Accumulation Units outstanding at end of period (in thousands)                                           341
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $0.971(a)
    Accumulation Unit Value at end of period                                                                        $1.128
    Number of Accumulation Units outstanding at end of period (in thousands)                                         8,142
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $0.971(a)
    Accumulation Unit Value at end of period                                                                        $1.128
    Number of Accumulation Units outstanding at end of period (in thousands)                                         8,142
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $0.975(a)
    Accumulation Unit Value at end of period                                                                        $1.131
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,049
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $1.498(a)
    Accumulation Unit Value at end of period                                                                        $1.765
    Number of Accumulation Units outstanding at end of period (in thousands)                                           526
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $1.490(a)
    Accumulation Unit Value at end of period                                                                        $1.753
    Number of Accumulation Units outstanding at end of period (in thousands)                                           212
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                  $1.482(a)
    Accumulation Unit Value at end of period                                                                        $1.743
    Number of Accumulation Units outstanding at end of period (in thousands)                                            87
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $1.474(a)
    Accumulation Unit Value at end of period                                                                        $1.731
    Number of Accumulation Units outstanding at end of period (in thousands)                                         2,095
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.474(a)
    Accumulation Unit Value at end of period                                                                        $1.731
    Number of Accumulation Units outstanding at end of period (in thousands)                                         2,095
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.481(a)
    Accumulation Unit Value at end of period                                                                        $1.736
    Number of Accumulation Units outstanding at end of period (in thousands)                                           170
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $1.871(a)
    Accumulation Unit Value at end of period                                                                        $1.891
    Number of Accumulation Units outstanding at end of period (in thousands)                                         2,184
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $1.861(a)
    Accumulation Unit Value at end of period                                                                        $1.878
    Number of Accumulation Units outstanding at end of period (in thousands)                                           605
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                  $1.005(a)
    Accumulation Unit Value at end of period                                                                        $1.014
    Number of Accumulation Units outstanding at end of period (in thousands)                                           647

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               15

----------------------------------------------------------------------------

                                                                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                         2005
-----------------------------------------------------------------------------------------------------------------------------------
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $1.054(a)
    Accumulation Unit Value at end of period                                                                        $1.061
    Number of Accumulation Units outstanding at end of period (in thousands)                                         4,651
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.054(a)
    Accumulation Unit Value at end of period                                                                        $1.061
    Number of Accumulation Units outstanding at end of period (in thousands)                                         4,651
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $0.989(a)
    Accumulation Unit Value at end of period                                                                        $0.994
    Number of Accumulation Units outstanding at end of period (in thousands)                                           626
HARTFORD MORTGAGE SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $2.811(a)
    Accumulation Unit Value at end of period                                                                        $2.818
    Number of Accumulation Units outstanding at end of period (in thousands)                                           112
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $2.795(a)
    Accumulation Unit Value at end of period                                                                        $2.799
    Number of Accumulation Units outstanding at end of period (in thousands)                                            93
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                  $1.279(a)
    Accumulation Unit Value at end of period                                                                        $1.280
    Number of Accumulation Units outstanding at end of period (in thousands)                                            12
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $1.272(a)
    Accumulation Unit Value at end of period                                                                        $1.271
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,026
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.272(a)
    Accumulation Unit Value at end of period                                                                        $1.271
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,026
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.278(a)
    Accumulation Unit Value at end of period                                                                        $1.275
    Number of Accumulation Units outstanding at end of period (in thousands)                                            17
HARTFORD SMALLCAP GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $1.140(a)
    Accumulation Unit Value at end of period                                                                        $1.334
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,786
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $1.133(a)
    Accumulation Unit Value at end of period                                                                        $1.325
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,050
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                 $11.474(a)
    Accumulation Unit Value at end of period                                                                       $13.410
    Number of Accumulation Units outstanding at end of period (in thousands)                                            12
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $1.124(a)
    Accumulation Unit Value at end of period                                                                        $1.312
    Number of Accumulation Units outstanding at end of period (in thousands)                                         7,405

16                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

                                                                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                         2005
-----------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.124(a)
    Accumulation Unit Value at end of period                                                                        $1.312
    Number of Accumulation Units outstanding at end of period (in thousands)                                         7,405
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.159(a)
    Accumulation Unit Value at end of period                                                                        $1.350
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,255
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $5.211(a)
    Accumulation Unit Value at end of period                                                                        $5.825
    Number of Accumulation Units outstanding at end of period (in thousands)                                           269
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $5.183(a)
    Accumulation Unit Value at end of period                                                                        $5.785
    Number of Accumulation Units outstanding at end of period (in thousands)                                           100
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                  $0.877(a)
    Accumulation Unit Value at end of period                                                                        $0.978
    Number of Accumulation Units outstanding at end of period (in thousands)                                            98
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $0.872(a)
    Accumulation Unit Value at end of period                                                                        $0.971
    Number of Accumulation Units outstanding at end of period (in thousands)                                         3,903
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $0.872(a)
    Accumulation Unit Value at end of period                                                                        $0.971
    Number of Accumulation Units outstanding at end of period (in thousands)                                         3,903
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $0.876(a)
    Accumulation Unit Value at end of period                                                                        $0.974
    Number of Accumulation Units outstanding at end of period (in thousands)                                           653
HARTFORD TOTAL RETURN BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $3.066(a)
    Accumulation Unit Value at end of period                                                                        $3.077
    Number of Accumulation Units outstanding at end of period (in thousands)                                         5,008
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $3.049(a)
    Accumulation Unit Value at end of period                                                                        $3.056
    Number of Accumulation Units outstanding at end of period (in thousands)                                         3,209
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                 $13.053(a)
    Accumulation Unit Value at end of period                                                                       $13.075
    Number of Accumulation Units outstanding at end of period (in thousands)                                           134
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $1.370(a)
    Accumulation Unit Value at end of period                                                                        $1.371
    Number of Accumulation Units outstanding at end of period (in thousands)                                        27,613
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.370(a)
    Accumulation Unit Value at end of period                                                                        $1.371
    Number of Accumulation Units outstanding at end of period (in thousands)                                        27,613
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.458(a)
    Accumulation Unit Value at end of period                                                                        $1.456
    Number of Accumulation Units outstanding at end of period (in thousands)                                         3,152

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               17

----------------------------------------------------------------------------

                                                                                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                         2005
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $1.081(a)
    Accumulation Unit Value at end of period                                                                        $1.080
    Number of Accumulation Units outstanding at end of period (in thousands)                                         6,100
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $1.075(a)
    Accumulation Unit Value at end of period                                                                        $1.072
    Number of Accumulation Units outstanding at end of period (in thousands)                                         4,210
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                  $1.072(a)
    Accumulation Unit Value at end of period                                                                        $1.069
    Number of Accumulation Units outstanding at end of period (in thousands)                                           640
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $1.066(a)
    Accumulation Unit Value at end of period                                                                        $1.061
    Number of Accumulation Units outstanding at end of period (in thousands)                                        13,440
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.066(a)
    Accumulation Unit Value at end of period                                                                        $1.061
    Number of Accumulation Units outstanding at end of period (in thousands)                                        13,440
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.071(a)
    Accumulation Unit Value at end of period                                                                        $1.064
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,449
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $1.037(a)
    Accumulation Unit Value at end of period                                                                        $1.115
    Number of Accumulation Units outstanding at end of period (in thousands)                                           343
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $1.031(a)
    Accumulation Unit Value at end of period                                                                        $1.107
    Number of Accumulation Units outstanding at end of period (in thousands)                                            46
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                  $1.026(a)
    Accumulation Unit Value at end of period                                                                        $1.101
    Number of Accumulation Units outstanding at end of period (in thousands)                                           206
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $1.020(a)
    Accumulation Unit Value at end of period                                                                        $1.093
    Number of Accumulation Units outstanding at end of period (in thousands)                                           400
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.020(a)
    Accumulation Unit Value at end of period                                                                        $1.093
    Number of Accumulation Units outstanding at end of period (in thousands)                                           400
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.025(a)
    Accumulation Unit Value at end of period                                                                        $1.096
    Number of Accumulation Units outstanding at end of period (in thousands)                                           139
HARTFORD VALUE OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $1.237(a)
    Accumulation Unit Value at end of period                                                                        $1.385
    Number of Accumulation Units outstanding at end of period (in thousands)                                         1,006

18                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

                                                                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                         2005
-----------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $1.230(a)
    Accumulation Unit Value at end of period                                                                        $1.375
    Number of Accumulation Units outstanding at end of period (in thousands)                                           225
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                 $13.976(a)
    Accumulation Unit Value at end of period                                                                       $15.622
    Number of Accumulation Units outstanding at end of period (in thousands)                                             7
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $1.220(a)
    Accumulation Unit Value at end of period                                                                        $1.362
    Number of Accumulation Units outstanding at end of period (in thousands)                                         2,829
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.220(a)
    Accumulation Unit Value at end of period                                                                        $1.362
    Number of Accumulation Units outstanding at end of period (in thousands)                                         2,829
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $1.258(a)
    Accumulation Unit Value at end of period                                                                        $1.401
    Number of Accumulation Units outstanding at end of period (in thousands)                                           336
LORD ABBETT ALL VALUE PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $9.508(a)
    Accumulation Unit Value at end of period                                                                       $10.538
    Number of Accumulation Units outstanding at end of period (in thousands)                                            57
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $9.505(a)
    Accumulation Unit Value at end of period                                                                       $10.520
    Number of Accumulation Units outstanding at end of period (in thousands)                                            66
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                  $9.503(a)
    Accumulation Unit Value at end of period                                                                       $10.511
    Number of Accumulation Units outstanding at end of period (in thousands)                                            12
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $9.500(a)
    Accumulation Unit Value at end of period                                                                       $10.493
    Number of Accumulation Units outstanding at end of period (in thousands)                                           415
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.500(a)
    Accumulation Unit Value at end of period                                                                       $10.493
    Number of Accumulation Units outstanding at end of period (in thousands)                                           415
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.495(a)
    Accumulation Unit Value at end of period                                                                       $10.467
    Number of Accumulation Units outstanding at end of period (in thousands)                                            14
LORD ABBETT AMERICA'S VALUE PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $9.642(a)
    Accumulation Unit Value at end of period                                                                       $10.211
    Number of Accumulation Units outstanding at end of period (in thousands)                                            32
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $9.638(a)
    Accumulation Unit Value at end of period                                                                       $10.194
    Number of Accumulation Units outstanding at end of period (in thousands)                                            15
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                  $9.637(a)
    Accumulation Unit Value at end of period                                                                       $10.185
    Number of Accumulation Units outstanding at end of period (in thousands)                                             1

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               19

----------------------------------------------------------------------------

                                                                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                         2005
-----------------------------------------------------------------------------------------------------------------------------------
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $9.633(a)
    Accumulation Unit Value at end of period                                                                       $10.168
    Number of Accumulation Units outstanding at end of period (in thousands)                                            92
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.633(a)
    Accumulation Unit Value at end of period                                                                       $10.168
    Number of Accumulation Units outstanding at end of period (in thousands)                                            92
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.628(a)
    Accumulation Unit Value at end of period                                                                       $10.142
    Number of Accumulation Units outstanding at end of period (in thousands)                                             9
LORD ABBETT BOND-DEBENTURE PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $9.561(a)
    Accumulation Unit Value at end of period                                                                        $9.946
    Number of Accumulation Units outstanding at end of period (in thousands)                                            82
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $9.557(a)
    Accumulation Unit Value at end of period                                                                        $9.930
    Number of Accumulation Units outstanding at end of period (in thousands)                                            74
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                  $9.556(a)
    Accumulation Unit Value at end of period                                                                        $9.921
    Number of Accumulation Units outstanding at end of period (in thousands)                                             7
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $9.552(a)
    Accumulation Unit Value at end of period                                                                        $9.905
    Number of Accumulation Units outstanding at end of period (in thousands)                                           170
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.552(a)
    Accumulation Unit Value at end of period                                                                        $9.905
    Number of Accumulation Units outstanding at end of period (in thousands)                                           170
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.547(a)
    Accumulation Unit Value at end of period                                                                        $9.880
    Number of Accumulation Units outstanding at end of period (in thousands)                                            10
LORD ABBETT GROWTH AND INCOME PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $9.583(a)
    Accumulation Unit Value at end of period                                                                       $10.198
    Number of Accumulation Units outstanding at end of period (in thousands)                                           183
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $9.580(a)
    Accumulation Unit Value at end of period                                                                       $10.181
    Number of Accumulation Units outstanding at end of period (in thousands)                                           140
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                  $9.578(a)
    Accumulation Unit Value at end of period                                                                       $10.173
    Number of Accumulation Units outstanding at end of period (in thousands)                                            51
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $9.575(a)
    Accumulation Unit Value at end of period                                                                       $10.156
    Number of Accumulation Units outstanding at end of period (in thousands)                                           550

20                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

                                                                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                         2005
-----------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.575(a)
    Accumulation Unit Value at end of period                                                                       $10.156
    Number of Accumulation Units outstanding at end of period (in thousands)                                           550
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.570(a)
    Accumulation Unit Value at end of period                                                                       $10.130
    Number of Accumulation Units outstanding at end of period (in thousands)                                            68
LORD ABBETT LARGE-CAP CORE PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                 $10.000(a)
    Accumulation Unit Value at end of period                                                                       $10.581
    Number of Accumulation Units outstanding at end of period (in thousands)                                            16
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                 $10.000(a)
    Accumulation Unit Value at end of period                                                                       $10.567
    Number of Accumulation Units outstanding at end of period (in thousands)                                            17
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                 $10.000(a)
    Accumulation Unit Value at end of period                                                                       $10.560
    Number of Accumulation Units outstanding at end of period (in thousands)                                             4
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                 $10.000(a)
    Accumulation Unit Value at end of period                                                                       $10.546
    Number of Accumulation Units outstanding at end of period (in thousands)                                            63
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $10.000(a)
    Accumulation Unit Value at end of period                                                                       $10.546
    Number of Accumulation Units outstanding at end of period (in thousands)                                            63
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $10.000(a)
    Accumulation Unit Value at end of period                                                                       $10.525
    Number of Accumulation Units outstanding at end of period (in thousands)                                             5
OPPENHEIMER AGGRESSIVE GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $9.483(a)
    Accumulation Unit Value at end of period                                                                       $11.049
    Number of Accumulation Units outstanding at end of period (in thousands)                                             5
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $9.480(a)
    Accumulation Unit Value at end of period                                                                       $11.031
    Number of Accumulation Units outstanding at end of period (in thousands)                                             8
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                  $9.478(a)
    Accumulation Unit Value at end of period                                                                       $11.022
    Number of Accumulation Units outstanding at end of period (in thousands)                                            --
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $9.475(a)
    Accumulation Unit Value at end of period                                                                       $11.003
    Number of Accumulation Units outstanding at end of period (in thousands)                                            19
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.475(a)
    Accumulation Unit Value at end of period                                                                       $11.003
    Number of Accumulation Units outstanding at end of period (in thousands)                                            19
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.470(a)
    Accumulation Unit Value at end of period                                                                       $10.975
    Number of Accumulation Units outstanding at end of period (in thousands)                                             2

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               21

----------------------------------------------------------------------------

                                                                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                         2005
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $9.696(a)
    Accumulation Unit Value at end of period                                                                       $10.530
    Number of Accumulation Units outstanding at end of period (in thousands)                                           216
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $9.693(a)
    Accumulation Unit Value at end of period                                                                       $10.512
    Number of Accumulation Units outstanding at end of period (in thousands)                                           134
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                  $9.691(a)
    Accumulation Unit Value at end of period                                                                       $10.504
    Number of Accumulation Units outstanding at end of period (in thousands)                                            30
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $9.688(a)
    Accumulation Unit Value at end of period                                                                       $10.486
    Number of Accumulation Units outstanding at end of period (in thousands)                                           542
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.688(a)
    Accumulation Unit Value at end of period                                                                       $10.486
    Number of Accumulation Units outstanding at end of period (in thousands)                                           542
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.683(a)
    Accumulation Unit Value at end of period                                                                       $10.460
    Number of Accumulation Units outstanding at end of period (in thousands)                                           104
OPPENHEIMER GLOBAL SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $9.607(a)
    Accumulation Unit Value at end of period                                                                       $11.445
    Number of Accumulation Units outstanding at end of period (in thousands)                                           344
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $9.604(a)
    Accumulation Unit Value at end of period                                                                       $11.426
    Number of Accumulation Units outstanding at end of period (in thousands)                                           198
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                  $9.602(a)
    Accumulation Unit Value at end of period                                                                       $11.417
    Number of Accumulation Units outstanding at end of period (in thousands)                                            50
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $9.599(a)
    Accumulation Unit Value at end of period                                                                       $11.397
    Number of Accumulation Units outstanding at end of period (in thousands)                                           833
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.599(a)
    Accumulation Unit Value at end of period                                                                       $11.397
    Number of Accumulation Units outstanding at end of period (in thousands)                                           833
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.594(a)
    Accumulation Unit Value at end of period                                                                       $11.369
    Number of Accumulation Units outstanding at end of period (in thousands)                                            97
OPPENHEIMER MAIN STREET FUND(R)
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $9.592(a)
    Accumulation Unit Value at end of period                                                                       $10.410
    Number of Accumulation Units outstanding at end of period (in thousands)                                            35

22                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

                                                                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                         2005
-----------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $9.589(a)
    Accumulation Unit Value at end of period                                                                       $10.393
    Number of Accumulation Units outstanding at end of period (in thousands)                                            12
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                  $9.587(a)
    Accumulation Unit Value at end of period                                                                       $10.384
    Number of Accumulation Units outstanding at end of period (in thousands)                                             5
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $9.584(a)
    Accumulation Unit Value at end of period                                                                       $10.366
    Number of Accumulation Units outstanding at end of period (in thousands)                                            95
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.584(a)
    Accumulation Unit Value at end of period                                                                       $10.366
    Number of Accumulation Units outstanding at end of period (in thousands)                                            95
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.579(a)
    Accumulation Unit Value at end of period                                                                       $10.340
    Number of Accumulation Units outstanding at end of period (in thousands)                                            14
OPPENHEIMER MAIN STREET SMALL CAP FUND(R)
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $9.300(a)
    Accumulation Unit Value at end of period                                                                       $10.893
    Number of Accumulation Units outstanding at end of period (in thousands)                                           320
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $9.297(a)
    Accumulation Unit Value at end of period                                                                       $10.875
    Number of Accumulation Units outstanding at end of period (in thousands)                                           180
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                  $9.295(a)
    Accumulation Unit Value at end of period                                                                       $10.866
    Number of Accumulation Units outstanding at end of period (in thousands)                                            39
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $9.292(a)
    Accumulation Unit Value at end of period                                                                       $10.848
    Number of Accumulation Units outstanding at end of period (in thousands)                                           793
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.292(a)
    Accumulation Unit Value at end of period                                                                       $10.848
    Number of Accumulation Units outstanding at end of period (in thousands)                                           793
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.287(a)
    Accumulation Unit Value at end of period                                                                       $10.821
    Number of Accumulation Units outstanding at end of period (in thousands)                                            85
PUTNAM DIVERSIFIED INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                 $16.626(a)
    Accumulation Unit Value at end of period                                                                       $16.893
    Number of Accumulation Units outstanding at end of period (in thousands)                                            90
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                 $13.029(a)
    Accumulation Unit Value at end of period                                                                       $13.221
    Number of Accumulation Units outstanding at end of period (in thousands)                                            36
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                 $13.295(a)
    Accumulation Unit Value at end of period                                                                       $13.481
    Number of Accumulation Units outstanding at end of period (in thousands)                                            13

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               23

----------------------------------------------------------------------------

                                                                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                         2005
-----------------------------------------------------------------------------------------------------------------------------------
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                 $16.399(a)
    Accumulation Unit Value at end of period                                                                       $16.607
    Number of Accumulation Units outstanding at end of period (in thousands)                                           147
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $16.399(a)
    Accumulation Unit Value at end of period                                                                       $16.607
    Number of Accumulation Units outstanding at end of period (in thousands)                                           147
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $13.078(a)
    Accumulation Unit Value at end of period                                                                       $13.218
    Number of Accumulation Units outstanding at end of period (in thousands)                                            14
PUTNAM GLOBAL ASSET ALLOCATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                 $30.837(a)
    Accumulation Unit Value at end of period                                                                       $32.820
    Number of Accumulation Units outstanding at end of period (in thousands)                                            18
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $9.340(a)
    Accumulation Unit Value at end of period                                                                        $9.927
    Number of Accumulation Units outstanding at end of period (in thousands)                                             2
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                  $9.744(a)
    Accumulation Unit Value at end of period                                                                       $10.351
    Number of Accumulation Units outstanding at end of period (in thousands)                                            --
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                 $30.415(a)
    Accumulation Unit Value at end of period                                                                       $32.264
    Number of Accumulation Units outstanding at end of period (in thousands)                                            14
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $30.415(a)
    Accumulation Unit Value at end of period                                                                       $32.264
    Number of Accumulation Units outstanding at end of period (in thousands)                                            14
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.585(a)
    Accumulation Unit Value at end of period                                                                       $10.148
    Number of Accumulation Units outstanding at end of period (in thousands)                                            32
PUTNAM GROWTH AND INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                 $47.143(a)
    Accumulation Unit Value at end of period                                                                       $50.684
    Number of Accumulation Units outstanding at end of period (in thousands)                                             4
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                 $11.482(a)
    Accumulation Unit Value at end of period                                                                       $12.327
    Number of Accumulation Units outstanding at end of period (in thousands)                                             6
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                 $10.206(a)
    Accumulation Unit Value at end of period                                                                       $10.950
    Number of Accumulation Units outstanding at end of period (in thousands)                                             2
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                 $46.499(a)
    Accumulation Unit Value at end of period                                                                       $49.825
    Number of Accumulation Units outstanding at end of period (in thousands)                                            10

24                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

                                                                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                         2005
-----------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $46.499(a)
    Accumulation Unit Value at end of period                                                                       $49.825
    Number of Accumulation Units outstanding at end of period (in thousands)                                            10
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $10.039(a)
    Accumulation Unit Value at end of period                                                                       $10.736
    Number of Accumulation Units outstanding at end of period (in thousands)                                            14
PUTNAM INTERNATIONAL EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                 $16.749(a)
    Accumulation Unit Value at end of period                                                                       $19.096
    Number of Accumulation Units outstanding at end of period (in thousands)                                           222
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $7.231(a)
    Accumulation Unit Value at end of period                                                                        $8.233
    Number of Accumulation Units outstanding at end of period (in thousands)                                           324
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                  $9.029(a)
    Accumulation Unit Value at end of period                                                                       $10.274
    Number of Accumulation Units outstanding at end of period (in thousands)                                            49
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                 $16.520(a)
    Accumulation Unit Value at end of period                                                                       $18.773
    Number of Accumulation Units outstanding at end of period (in thousands)                                           552
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $16.520(a)
    Accumulation Unit Value at end of period                                                                       $18.773
    Number of Accumulation Units outstanding at end of period (in thousands)                                           552
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $8.882(a)
    Accumulation Unit Value at end of period                                                                       $10.073
    Number of Accumulation Units outstanding at end of period (in thousands)                                           140
PUTNAM INVESTORS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $8.601(a)
    Accumulation Unit Value at end of period                                                                        $9.700
    Number of Accumulation Units outstanding at end of period (in thousands)                                            14
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $5.958(a)
    Accumulation Unit Value at end of period                                                                        $6.711
    Number of Accumulation Units outstanding at end of period (in thousands)                                            11
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                  $6.428(a)
    Accumulation Unit Value at end of period                                                                        $7.235
    Number of Accumulation Units outstanding at end of period (in thousands)                                            --
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $8.483(a)
    Accumulation Unit Value at end of period                                                                        $9.535
    Number of Accumulation Units outstanding at end of period (in thousands)                                            24
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $8.483(a)
    Accumulation Unit Value at end of period                                                                        $9.535
    Number of Accumulation Units outstanding at end of period (in thousands)                                            24
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $6.323(a)
    Accumulation Unit Value at end of period                                                                        $7.093
    Number of Accumulation Units outstanding at end of period (in thousands)                                            14

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               25

----------------------------------------------------------------------------

                                                                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                         2005
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM NEW VALUE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                 $17.431(a)
    Accumulation Unit Value at end of period                                                                       $18.901
    Number of Accumulation Units outstanding at end of period (in thousands)                                            27
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                 $16.064(a)
    Accumulation Unit Value at end of period                                                                       $17.395
    Number of Accumulation Units outstanding at end of period (in thousands)                                             8
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                 $13.249(a)
    Accumulation Unit Value at end of period                                                                       $14.338
    Number of Accumulation Units outstanding at end of period (in thousands)                                             8
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                 $17.193(a)
    Accumulation Unit Value at end of period                                                                       $18.581
    Number of Accumulation Units outstanding at end of period (in thousands)                                           106
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $17.193(a)
    Accumulation Unit Value at end of period                                                                       $18.581
    Number of Accumulation Units outstanding at end of period (in thousands)                                           106
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $13.033(a)
    Accumulation Unit Value at end of period                                                                       $14.057
    Number of Accumulation Units outstanding at end of period (in thousands)                                            16
PUTNAM SMALL CAP VALUE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                 $19.908(a)
    Accumulation Unit Value at end of period                                                                       $22.697
    Number of Accumulation Units outstanding at end of period (in thousands)                                           138
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                 $18.527(a)
    Accumulation Unit Value at end of period                                                                       $21.094
    Number of Accumulation Units outstanding at end of period (in thousands)                                            86
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                 $17.713(a)
    Accumulation Unit Value at end of period                                                                       $20.154
    Number of Accumulation Units outstanding at end of period (in thousands)                                            20
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                 $19.636(a)
    Accumulation Unit Value at end of period                                                                       $22.312
    Number of Accumulation Units outstanding at end of period (in thousands)                                           450
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $19.636(a)
    Accumulation Unit Value at end of period                                                                       $22.312
    Number of Accumulation Units outstanding at end of period (in thousands)                                           450
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $17.424(a)
    Accumulation Unit Value at end of period                                                                       $19.760
    Number of Accumulation Units outstanding at end of period (in thousands)                                            67
PUTNAM THE GEORGE PUTNAM FUND OF BOSTON
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                 $11.639(a)
    Accumulation Unit Value at end of period                                                                       $12.134
    Number of Accumulation Units outstanding at end of period (in thousands)                                            41

26                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

                                                                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                         2005
-----------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                 $12.311(a)
    Accumulation Unit Value at end of period                                                                       $12.818
    Number of Accumulation Units outstanding at end of period (in thousands)                                            11
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                 $11.203(a)
    Accumulation Unit Value at end of period                                                                       $11.657
    Number of Accumulation Units outstanding at end of period (in thousands)                                            --
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                 $11.480(a)
    Accumulation Unit Value at end of period                                                                       $11.929
    Number of Accumulation Units outstanding at end of period (in thousands)                                            56
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $11.480(a)
    Accumulation Unit Value at end of period                                                                       $11.929
    Number of Accumulation Units outstanding at end of period (in thousands)                                            56
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $11.020(a)
    Accumulation Unit Value at end of period                                                                       $11.428
    Number of Accumulation Units outstanding at end of period (in thousands)                                            10
PUTNAM VISTA FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                 $13.196(a)
    Accumulation Unit Value at end of period                                                                       $15.398
    Number of Accumulation Units outstanding at end of period (in thousands)                                             8
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $4.658(a)
    Accumulation Unit Value at end of period                                                                        $5.428
    Number of Accumulation Units outstanding at end of period (in thousands)                                             9
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                  $5.478(a)
    Accumulation Unit Value at end of period                                                                        $6.379
    Number of Accumulation Units outstanding at end of period (in thousands)                                            --
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                 $13.016(a)
    Accumulation Unit Value at end of period                                                                       $15.137
    Number of Accumulation Units outstanding at end of period (in thousands)                                             7
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $13.016(a)
    Accumulation Unit Value at end of period                                                                       $15.137
    Number of Accumulation Units outstanding at end of period (in thousands)                                             7
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $5.389(a)
    Accumulation Unit Value at end of period                                                                        $6.255
    Number of Accumulation Units outstanding at end of period (in thousands)                                            13
PUTNAM VOYAGER FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                 $46.089(a)
    Accumulation Unit Value at end of period                                                                       $51.952
    Number of Accumulation Units outstanding at end of period (in thousands)                                             3
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $4.682(a)
    Accumulation Unit Value at end of period                                                                        $5.271
    Number of Accumulation Units outstanding at end of period (in thousands)                                             3
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                  $5.809(a)
    Accumulation Unit Value at end of period                                                                        $6.535
    Number of Accumulation Units outstanding at end of period (in thousands)                                            --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               27

----------------------------------------------------------------------------

                                                                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                         2005
-----------------------------------------------------------------------------------------------------------------------------------
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                 $45.459(a)
    Accumulation Unit Value at end of period                                                                       $51.072
    Number of Accumulation Units outstanding at end of period (in thousands)                                             7
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $45.459(a)
    Accumulation Unit Value at end of period                                                                       $51.072
    Number of Accumulation Units outstanding at end of period (in thousands)                                             7
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $5.714(a)
    Accumulation Unit Value at end of period                                                                        $6.407
    Number of Accumulation Units outstanding at end of period (in thousands)                                            17
VAN KAMPEN LIT COMSTOCK PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                 $14.064(a)
    Accumulation Unit Value at end of period                                                                       $14.816
    Number of Accumulation Units outstanding at end of period (in thousands)                                           329
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                 $14.008(a)
    Accumulation Unit Value at end of period                                                                       $14.737
    Number of Accumulation Units outstanding at end of period (in thousands)                                           208
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                 $13.980(a)
    Accumulation Unit Value at end of period                                                                       $14.698
    Number of Accumulation Units outstanding at end of period (in thousands)                                            32
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                 $13.924(a)
    Accumulation Unit Value at end of period                                                                       $14.620
    Number of Accumulation Units outstanding at end of period (in thousands)                                           899
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $13.924(a)
    Accumulation Unit Value at end of period                                                                       $14.620
    Number of Accumulation Units outstanding at end of period (in thousands)                                           899
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $13.854(a)
    Accumulation Unit Value at end of period                                                                       $14.517
    Number of Accumulation Units outstanding at end of period (in thousands)                                            93
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                 $13.596(a)
    Accumulation Unit Value at end of period                                                                       $14.870
    Number of Accumulation Units outstanding at end of period (in thousands)                                            91
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                 $13.481(a)
    Accumulation Unit Value at end of period                                                                       $14.724
    Number of Accumulation Units outstanding at end of period (in thousands)                                            36
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                 $13.454(a)
    Accumulation Unit Value at end of period                                                                       $14.685
    Number of Accumulation Units outstanding at end of period (in thousands)                                             9
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                 $13.380(a)
    Accumulation Unit Value at end of period                                                                       $14.585
    Number of Accumulation Units outstanding at end of period (in thousands)                                           204

28                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

                                                                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                         2005
-----------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $13.380(a)
    Accumulation Unit Value at end of period                                                                       $14.585
    Number of Accumulation Units outstanding at end of period (in thousands)                                           204
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                 $13.299(a)
    Accumulation Unit Value at end of period                                                                       $14.467
    Number of Accumulation Units outstanding at end of period (in thousands)                                            23
VAN KAMPEN UIF EMERGING MARKETS EQUITY PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $9.032(a)
    Accumulation Unit Value at end of period                                                                       $12.052
    Number of Accumulation Units outstanding at end of period (in thousands)                                           110
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $9.029(a)
    Accumulation Unit Value at end of period                                                                       $12.032
    Number of Accumulation Units outstanding at end of period (in thousands)                                            10
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                  $9.027(a)
    Accumulation Unit Value at end of period                                                                       $12.022
    Number of Accumulation Units outstanding at end of period (in thousands)                                            14
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $9.024(a)
    Accumulation Unit Value at end of period                                                                       $12.002
    Number of Accumulation Units outstanding at end of period (in thousands)                                           162
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.024(a)
    Accumulation Unit Value at end of period                                                                       $12.002
    Number of Accumulation Units outstanding at end of period (in thousands)                                           162
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.020(a)
    Accumulation Unit Value at end of period                                                                       $11.972
    Number of Accumulation Units outstanding at end of period (in thousands)                                            82
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $9.494(a)
    Accumulation Unit Value at end of period                                                                       $11.732
    Number of Accumulation Units outstanding at end of period (in thousands)                                            21
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $9.491(a)
    Accumulation Unit Value at end of period                                                                       $11.712
    Number of Accumulation Units outstanding at end of period (in thousands)                                            13
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                  $9.489(a)
    Accumulation Unit Value at end of period                                                                       $11.703
    Number of Accumulation Units outstanding at end of period (in thousands)                                             4
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $9.486(a)
    Accumulation Unit Value at end of period                                                                       $11.683
    Number of Accumulation Units outstanding at end of period (in thousands)                                            72
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.486(a)
    Accumulation Unit Value at end of period                                                                       $11.683
    Number of Accumulation Units outstanding at end of period (in thousands)                                            72
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.481(a)
    Accumulation Unit Value at end of period                                                                       $11.654
    Number of Accumulation Units outstanding at end of period (in thousands)                                            14

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               29

----------------------------------------------------------------------------

                                                                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                                         2005
-----------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                                                  $9.630(a)
    Accumulation Unit Value at end of period                                                                       $10.911
    Number of Accumulation Units outstanding at end of period (in thousands)                                            38
  WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $9.627(a)
    Accumulation Unit Value at end of period                                                                       $10.893
    Number of Accumulation Units outstanding at end of period (in thousands)                                             7
  WITH MAV PLUS DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                                                  $9.625(a)
    Accumulation Unit Value at end of period                                                                       $10.884
    Number of Accumulation Units outstanding at end of period (in thousands)                                            11
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning of period                                                                  $9.622(a)
    Accumulation Unit Value at end of period                                                                       $10.865
    Number of Accumulation Units outstanding at end of period (in thousands)                                            61
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.622(a)
    Accumulation Unit Value at end of period                                                                       $10.865
    Number of Accumulation Units outstanding at end of period (in thousands)                                            61
  WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                                                  $9.617(a)
    Accumulation Unit Value at end of period                                                                       $10.838
    Number of Accumulation Units outstanding at end of period (in thousands)                                            32

(a) Inception date May 2, 2005.

                (This page has been left blank intentionally.)

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
THE CONTRACT OWNERS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT THREE AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account Three (the "Account") as of December 31, 2005, and the related statements of operations and of changes in net assets and the financial highlights for the respective stated periods then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the investment companies; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting the Hartford Life and Annuity Insurance Company Separate Account Three as of December 31, 2005, the results of their operations, the changes in their net assets and the financial highlights for the respective stated periods then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 22, 2006

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2005

                           ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN
                              VP BALANCED         VP GLOBAL      ALLIANCEBERNSTEIN
                            WEALTH STRATEGY    RESEARCH GROWTH   VP INTERNATIONAL
                               PORTFOLIO          PORTFOLIO       VALUE PORTFOLIO
                            SUB-ACCOUNT (A)    SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
                           -----------------  -----------------  -----------------
ASSETS:
  Investments:
    Number of Shares:
      Class I............        --                --                  --
      Class 1............        --                --                  --
      Class II...........        --                --                  --
      Class 2............        --                --                  --
      Class X............        --                --                  --
      Class Y............        --                --                  --
      Other..............       1,241,098           71,136            3,725,282
                              ===========         ========          ===========
    Cost:
      Class I............        --                --                  --
      Class 1............        --                --                  --
      Class II...........        --                --                  --
      Class 2............        --                --                  --
      Class X............        --                --                  --
      Class Y............        --                --                  --
      Other..............     $13,628,043         $812,334          $64,671,093
                              ===========         ========          ===========
    Market Value:
      Class I............        --                --                  --
      Class 1............        --                --                  --
      Class II...........        --                --                  --
      Class 2............        --                --                  --
      Class X............        --                --                  --
      Class Y............        --                --                  --
      Other..............     $14,074,047         $860,039          $70,482,339
  Due from Hartford Life
   and Annuity Insurance
   Company...............         290,731           14,723              517,547
  Receivable from fund
   shares sold...........        --                --                  --
  Other assets...........        --                --                  --
                              -----------         --------          -----------
  Total Assets...........      14,364,778          874,762           70,999,886
                              -----------         --------          -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --                --                  --
  Payable for fund shares
   purchased.............         290,731           14,723              517,547
  Other liabilities......             108                4                3,768
                              -----------         --------          -----------
  Total Liabilities......         290,839           14,727              521,315
                              -----------         --------          -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $14,073,939         $860,035          $70,478,571
                              ===========         ========          ===========

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                           ALLIANCEBERNSTEIN                      AMERICAN FUNDS                  AMERICAN FUNDS  AMERICAN FUNDS
                           VP SMALL/MID CAP   ALLIANCEBERNSTEIN   GLOBAL GROWTH   AMERICAN FUNDS  GROWTH-INCOME   INTERNATIONAL
                            VALUE PORTFOLIO   VP VALUE PORTFOLIO       FUND        GROWTH FUND         FUND            FUND
                            SUB-ACCOUNT (A)    SUB-ACCOUNT (A)     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -----------------  ------------------  --------------  --------------  --------------  --------------
ASSETS:
  Investments:
    Number of Shares:
      Class I............       --                  --                 --              --              --              --
      Class 1............       --                  --                 --              --              --              --
      Class II...........       --                  --                 --              --              --              --
      Class 2............       --                  --               3,311,643        8,068,751      11,801,286       7,324,931
      Class X............       --                  --                 --              --              --              --
      Class Y............       --                  --                 --              --              --              --
      Other..............        428,905           2,703,700           --              --              --              --
                              ==========         ===========       ===========     ============    ============    ============
    Cost:
      Class I............       --                  --                 --              --              --              --
      Class 1............       --                  --                 --              --              --              --
      Class II...........       --                  --                 --              --              --              --
      Class 2............       --                  --             $47,082,544     $355,826,585    $367,527,126    $103,865,249
      Class X............       --                  --                 --              --              --              --
      Class Y............       --                  --                 --              --              --              --
      Other..............     $7,117,175         $33,947,105           --              --              --              --
                              ==========         ===========       ===========     ============    ============    ============
    Market Value:
      Class I............       --                  --                 --              --              --              --
      Class 1............       --                  --                 --              --              --              --
      Class II...........       --                  --                 --              --              --              --
      Class 2............       --                  --             $64,643,268     $475,894,910    $449,865,023    $138,587,697
      Class X............       --                  --                 --              --              --              --
      Class Y............       --                  --                 --              --              --              --
      Other..............     $7,287,103         $34,715,508           --              --              --              --
  Due from Hartford Life
   and Annuity Insurance
   Company...............         15,097             285,609           --              --              --                64,983
  Receivable from fund
   shares sold...........       --                  --                  75,987           35,671         153,763        --
  Other assets...........       --                  --                 --              --              --              --
                              ----------         -----------       -----------     ------------    ------------    ------------
  Total Assets...........      7,302,200          35,001,117        64,719,255      475,930,581     450,018,786     138,652,680
                              ----------         -----------       -----------     ------------    ------------    ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --                  --                  75,987           35,671         153,763        --
  Payable for fund shares
   purchased.............         15,097             285,609           --              --              --                64,983
  Other liabilities......            110                 968               238            1,481           1,348             425
                              ----------         -----------       -----------     ------------    ------------    ------------
  Total Liabilities......         15,207             286,577            76,225           37,152         155,111          65,408
                              ----------         -----------       -----------     ------------    ------------    ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $7,286,993         $34,714,540       $64,643,030     $475,893,429    $449,863,675    $138,587,272
                              ==========         ===========       ===========     ============    ============    ============

(a)  From inception, May 2, 2005 to December 31, 2005.

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                           AMERICAN FUNDS
                            GLOBAL SMALL
                           CAPITALIZATION     FIDELITY VIP        FIDELITY VIP
                                FUND         EQUITY-INCOME           GROWTH
                            SUB-ACCOUNT     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           --------------  ------------------  ------------------
ASSETS:
  Investments:
    Number of Shares:
      Class I............       --               --                  --
      Class 1............       --               --                  --
      Class II...........       --               --                  --
      Class 2............     2,238,182          --                  --
      Class X............       --               --                  --
      Class Y............       --               --                  --
      Other..............       --              1,440,532             224,271
                            ===========       ===========          ==========
    Cost:
      Class I............       --               --                  --
      Class 1............       --               --                  --
      Class II...........       --               --                  --
      Class 2............   $30,788,356          --                  --
      Class X............       --               --                  --
      Class Y............       --               --                  --
      Other..............       --            $34,984,069          $7,219,577
                            ===========       ===========          ==========
    Market Value:
      Class I............       --               --                  --
      Class 1............       --               --                  --
      Class II...........       --               --                  --
      Class 2............   $47,270,410          --                  --
      Class X............       --               --                  --
      Class Y............       --               --                  --
      Other..............       --            $36,258,186          $7,465,994
  Due from Hartford Life
   and Annuity Insurance
   Company...............         1,991           292,100              45,261
  Receivable from fund
   shares sold...........       --               --                  --
  Other assets...........       --               --                  --
                            -----------       -----------          ----------
  Total Assets...........    47,272,401        36,550,286           7,511,255
                            -----------       -----------          ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --               --                  --
  Payable for fund shares
   purchased.............         1,991           292,100              45,261
  Other liabilities......            63             1,172                 321
                            -----------       -----------          ----------
  Total Liabilities......         2,054           293,272              45,582
                            -----------       -----------          ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $47,270,347       $36,257,014          $7,465,673
                            ===========       ===========          ==========

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                                                                                           FRANKLIN
                                                                      FIDELITY VIP       SMALL-MID CAP        FRANKLIN
                              FIDELITY VIP        FIDELITY VIP           VALUE         GROWTH SECURITIES  STRATEGIC INCOME
                               CONTRAFUND           MID CAP            STRATEGIES            FUND         SECURITIES FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (B)     SUB-ACCOUNT
                           ------------------  ------------------  ------------------  -----------------  ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class I............        --                  --                  --                  --                --
      Class 1............        --                  --                  --                  --               7,649,621
      Class II...........        --                  --                  --                  --                --
      Class 2............        --                  --                  --                 2,743,069          --
      Class X............        --                  --                  --                  --                --
      Class Y............        --                  --                  --                  --                --
      Other..............       2,833,617             891,787             194,855            --                --
                              ===========         ===========          ==========         ===========       ===========
    Cost:
      Class I............        --                  --                  --                  --                --
      Class 1............        --                  --                  --                  --             $88,786,071
      Class II...........        --                  --                  --                  --                --
      Class 2............        --                  --                  --               $45,361,022          --
      Class X............        --                  --                  --                  --                --
      Class Y............        --                  --                  --                  --                --
      Other..............     $82,200,091         $28,946,169          $2,606,356            --                --
                              ===========         ===========          ==========         ===========       ===========
    Market Value:
      Class I............        --                  --                  --                  --                --
      Class 1............        --                  --                  --                  --             $95,084,792
      Class II...........        --                  --                  --                  --                --
      Class 2............        --                  --                  --               $55,848,871          --
      Class X............        --                  --                  --                  --                --
      Class Y............        --                  --                  --                  --                --
      Other..............     $86,963,699         $30,918,247          $2,731,866            --                --
  Due from Hartford Life
   and Annuity Insurance
   Company...............         402,289             132,116               5,221              11,519          --
  Receivable from fund
   shares sold...........        --                  --                  --                  --                 166,347
  Other assets...........        --                  --                  --                         5                27
                              -----------         -----------          ----------         -----------       -----------
  Total Assets...........      87,365,988          31,050,363           2,737,087          55,860,395        95,251,166
                              -----------         -----------          ----------         -----------       -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --                  --                  --                  --                 166,347
  Payable for fund shares
   purchased.............         402,289             132,116               5,221              11,519          --
  Other liabilities......           6,637               1,912                  80            --                --
                              -----------         -----------          ----------         -----------       -----------
  Total Liabilities......         408,926             134,028               5,301              11,519           166,347
                              -----------         -----------          ----------         -----------       -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $86,957,062         $30,916,335          $2,731,786         $55,848,876       $95,084,819
                              ===========         ===========          ==========         ===========       ===========


                              FRANKLIN
                            MUTUAL SHARES
                           SECURITIES FUND
                             SUB-ACCOUNT
                           ---------------
ASSETS:
  Investments:
    Number of Shares:
      Class I............       --
      Class 1............       --
      Class II...........       --
      Class 2............      9,573,686
      Class X............       --
      Class Y............       --
      Other..............       --
                            ============
    Cost:
      Class I............       --
      Class 1............       --
      Class II...........       --
      Class 2............   $134,586,125
      Class X............       --
      Class Y............       --
      Other..............       --
                            ============
    Market Value:
      Class I............       --
      Class 1............       --
      Class II...........       --
      Class 2............   $173,953,876
      Class X............       --
      Class Y............       --
      Other..............       --
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --
  Receivable from fund
   shares sold...........        202,797
  Other assets...........       --
                            ------------
  Total Assets...........    174,156,673
                            ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        202,797
  Payable for fund shares
   purchased.............       --
  Other liabilities......            354
                            ------------
  Total Liabilities......        203,151
                            ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $173,953,522
                            ============

(a)  From inception, May 2, 2005 to December 31, 2005.
(b)  Formerly Franklin Small Cap Fund Sub-Account. Change effective May 1, 2005.

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                              TEMPLETON
                             DEVELOPING        TEMPLETON
                               MARKETS          GROWTH       HARTFORD ADVISERS
                           SECURITIES FUND  SECURITIES FUND      HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT (A)
                           ---------------  ---------------  -----------------
ASSETS:
  Investments:
    Number of Shares:
      Class I............       --               --                --
      Class 1............      2,605,950         --                --
      Class II...........       --               --                --
      Class 2............       --              4,251,672          --
      Class X............       --               --                --
      Class Y............       --               --                --
      Other..............       --               --                 697,853
                             ===========      ===========       ===========
    Cost:
      Class I............       --               --                --
      Class 1............    $18,483,515         --                --
      Class II...........       --               --                --
      Class 2............       --            $46,496,783          --
      Class X............       --               --                --
      Class Y............       --               --                --
      Other..............       --               --             $16,365,489
                             ===========      ===========       ===========
    Market Value:
      Class I............       --               --                --
      Class 1............    $28,639,391         --                --
      Class II...........       --               --                --
      Class 2............       --            $58,715,589          --
      Class X............       --               --                --
      Class Y............       --               --                --
      Other..............       --               --             $15,722,137
  Due from Hartford Life
   and Annuity Insurance
   Company...............            915           23,845            29,717
  Receivable from fund
   shares sold...........       --               --                --
  Other assets...........       --               --                --
                             -----------      -----------       -----------
  Total Assets...........     28,640,306       58,739,434        15,751,854
                             -----------      -----------       -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --               --                --
  Payable for fund shares
   purchased.............            915           23,845            29,717
  Other liabilities......            128              298               511
                             -----------      -----------       -----------
  Total Liabilities......          1,043           24,143            30,228
                             -----------      -----------       -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $28,639,263      $58,715,291       $15,721,626
                             ===========      ===========       ===========

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                             HARTFORD TOTAL    HARTFORD DIVIDEND                       HARTFORD GLOBAL
                              RETURN BOND         AND GROWTH        HARTFORD FOCUS         ADVISERS       HARTFORD GLOBAL
                                HLS FUND           HLS FUND            HLS FUND            HLS FUND       LEADERS HLS FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)    SUB-ACCOUNT (A)     SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
                           ------------------  -----------------  ------------------  ------------------  ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class I............        --                  --                --                   --                 --
      Class 1............        --                  --                --                   --                 --
      Class II...........        --                  --                --                   --                 --
      Class 2............        --                  --                --                   --                 --
      Class X............        --                  --                --                   --                 --
      Class Y............        --                  --                --                   --                 --
      Other..............       12,309,603          3,470,809            68,280              199,295            198,120
                              ============        ===========          ========           ==========         ==========
    Cost:
      Class I............        --                  --                --                   --                 --
      Class 1............        --                  --                --                   --                 --
      Class II...........        --                  --                --                   --                 --
      Class 2............        --                  --                --                   --                 --
      Class X............        --                  --                --                   --                 --
      Class Y............        --                  --                --                   --                 --
      Other..............     $144,333,170        $73,067,464          $707,739           $2,450,315         $3,517,365
                              ============        ===========          ========           ==========         ==========
    Market Value:
      Class I............        --                  --                --                   --                 --
      Class 1............        --                  --                --                   --                 --
      Class II...........        --                  --                --                   --                 --
      Class 2............        --                  --                --                   --                 --
      Class X............        --                  --                --                   --                 --
      Class Y............        --                  --                --                   --                 --
      Other..............     $138,711,783        $71,986,405          $721,276           $2,487,245         $3,712,882
  Due from Hartford Life
   and Annuity Insurance
   Company...............          938,266            302,462                35                6,525              8,874
  Receivable from fund
   shares sold...........        --                  --                --                   --                 --
  Other assets...........              429           --                --                   --                      190
                              ------------        -----------          --------           ----------         ----------
  Total Assets...........      139,650,478         72,288,867           721,311            2,493,770          3,721,946
                              ------------        -----------          --------           ----------         ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --                  --                --                   --                 --
  Payable for fund shares
   purchased.............          938,266            302,462                35                6,525              8,874
  Other liabilities......        --                     2,789                88                   52           --
                              ------------        -----------          --------           ----------         ----------
  Total Liabilities......          938,266            305,251               123                6,577              8,874
                              ------------        -----------          --------           ----------         ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $138,712,212        $71,983,616          $721,188           $2,487,193         $3,713,072
                              ============        ===========          ========           ==========         ==========

                                HARTFORD
                           DISCIPLINED EQUITY
                                HLS FUND
                            SUB-ACCOUNT (A)
                           ------------------
ASSETS:
  Investments:
    Number of Shares:
      Class I............        --
      Class 1............        --
      Class II...........        --
      Class 2............        --
      Class X............        --
      Class Y............        --
      Other..............       10,658,230
                              ============
    Cost:
      Class I............        --
      Class 1............        --
      Class II...........        --
      Class 2............        --
      Class X............        --
      Class Y............        --
      Other..............     $132,829,549
                              ============
    Market Value:
      Class I............        --
      Class 1............        --
      Class II...........        --
      Class 2............        --
      Class X............        --
      Class Y............        --
      Other..............     $134,931,749
  Due from Hartford Life
   and Annuity Insurance
   Company...............        1,174,422
  Receivable from fund
   shares sold...........        --
  Other assets...........        --
                              ------------
  Total Assets...........      136,106,171
                              ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --
  Payable for fund shares
   purchased.............        1,174,422
  Other liabilities......            4,165
                              ------------
  Total Liabilities......        1,178,587
                              ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $134,927,584
                              ============

(a)  From inception, May 2, 2005 to December 31, 2005.

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                             HARTFORD GROWTH
                           HARTFORD GROWTH    OPPORTUNITIES    HARTFORD HIGH YIELD
                               HLS FUND          HLS FUND           HLS FUND
                           SUB-ACCOUNT (A)   SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           ----------------  ----------------  -------------------
ASSETS:
  Investments:
    Number of Shares:
      Class I............       --                --                 --
      Class 1............       --                --                 --
      Class II...........       --                --                 --
      Class 2............       --                --                 --
      Class X............       --                --                 --
      Class Y............       --                --                 --
      Other..............        943,144           616,603            869,003
                             ===========       ===========         ==========
    Cost:
      Class I............       --                --                 --
      Class 1............       --                --                 --
      Class II...........       --                --                 --
      Class 2............       --                --                 --
      Class X............       --                --                 --
      Class Y............       --                --                 --
      Other..............    $11,532,181       $18,385,019         $8,458,344
                             ===========       ===========         ==========
    Market Value:
      Class I............       --                --                 --
      Class 1............       --                --                 --
      Class II...........       --                --                 --
      Class 2............       --                --                 --
      Class X............       --                --                 --
      Class Y............       --                --                 --
      Other..............    $11,830,588       $18,544,203         $8,517,556
  Due from Hartford Life
   and Annuity Insurance
   Company...............         61,508            84,798             76,747
  Receivable from fund
   shares sold...........       --                --                 --
  Other assets...........       --                --                 --
                             -----------       -----------         ----------
  Total Assets...........     11,892,096        18,629,001          8,594,303
                             -----------       -----------         ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --                --                 --
  Payable for fund shares
   purchased.............         61,508            84,798             76,747
  Other liabilities......            545             2,274                170
                             -----------       -----------         ----------
  Total Liabilities......         62,053            87,072             76,917
                             -----------       -----------         ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $11,830,043       $18,541,929         $8,517,386
                             ===========       ===========         ==========

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                                     HARTFORD              HARTFORD           HARTFORD
                                               INTERNATIONAL CAPITAL    INTERNATIONAL       INTERNATIONAL         HARTFORD
                             HARTFORD INDEX        APPRECIATION         SMALL COMPANY     OPPORTUNITIES HLS     MONEY MARKET
                                HLS FUND             HLS FUND              HLS FUND             FUND              HLS FUND
                            SUB-ACCOUNT (A)       SUB-ACCOUNT (A)      SUB-ACCOUNT (A)     SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
                           ------------------  ---------------------  ------------------  -----------------  ------------------
ASSETS:
  Investments:
    Number of Shares:
      Class I............        --                   --                    --                  --                 --
      Class 1............        --                   --                    --                  --                 --
      Class II...........        --                   --                    --                  --                 --
      Class 2............        --                   --                    --                  --                 --
      Class X............        --                   --                    --                  --                 --
      Class Y............        --                   --                    --                  --                 --
      Other..............         210,309             1,303,751              531,033           2,461,164         21,030,149
                               ==========           ===========           ==========         ===========        ===========
    Cost:
      Class I............        --                   --                    --                  --                 --
      Class 1............        --                   --                    --                  --                 --
      Class II...........        --                   --                    --                  --                 --
      Class 2............        --                   --                    --                  --                 --
      Class X............        --                   --                    --                  --                 --
      Class Y............        --                   --                    --                  --                 --
      Other..............      $6,638,401           $15,369,400           $7,839,262         $31,020,961        $21,030,150
                               ==========           ===========           ==========         ===========        ===========
    Market Value:
      Class I............        --                   --                    --                  --                 --
      Class 1............        --                   --                    --                  --                 --
      Class II...........        --                   --                    --                  --                 --
      Class 2............        --                   --                    --                  --                 --
      Class X............        --                   --                    --                  --                 --
      Class Y............        --                   --                    --                  --                 --
      Other..............      $6,724,236           $16,265,097           $7,878,292         $33,448,021        $21,030,149
  Due from Hartford Life
   and Annuity Insurance
   Company...............           5,439                50,782               40,047             262,304            126,250
  Receivable from fund
   shares sold...........        --                   --                    --                  --                 --
  Other assets...........             399                   602             --                  --                      195
                               ----------           -----------           ----------         -----------        -----------
  Total Assets...........       6,730,074            16,316,481            7,918,339          33,710,325         21,156,594
                               ----------           -----------           ----------         -----------        -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --                   --                    --                  --                 --
  Payable for fund shares
   purchased.............           5,439                50,782               40,047             262,304            126,250
  Other liabilities......        --                   --                         580                 758           --
                               ----------           -----------           ----------         -----------        -----------
  Total Liabilities......           5,439                50,782               40,627             263,062            126,250
                               ----------           -----------           ----------         -----------        -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $6,724,635           $16,265,699           $7,877,712         $33,447,263        $21,030,344
                               ==========           ===========           ==========         ===========        ===========


                                HARTFORD
                           MORTGAGE SECURITIES
                                HLS FUND
                             SUB-ACCOUNT (A)
                           -------------------
ASSETS:
  Investments:
    Number of Shares:
      Class I............        --
      Class 1............        --
      Class II...........        --
      Class 2............        --
      Class X............        --
      Class Y............        --
      Other..............         388,018
                               ==========
    Cost:
      Class I............        --
      Class 1............        --
      Class II...........        --
      Class 2............        --
      Class X............        --
      Class Y............        --
      Other..............      $4,452,287
                               ==========
    Market Value:
      Class I............        --
      Class 1............        --
      Class II...........        --
      Class 2............        --
      Class X............        --
      Class Y............        --
      Other..............      $4,461,360
  Due from Hartford Life
   and Annuity Insurance
   Company...............          21,183
  Receivable from fund
   shares sold...........        --
  Other assets...........              23
                               ----------
  Total Assets...........       4,482,566
                               ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --
  Payable for fund shares
   purchased.............          21,183
  Other liabilities......        --
                               ----------
  Total Liabilities......          21,183
                               ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $4,461,383
                               ==========

(a)  From inception, May 2, 2005 to December 31, 2005.

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                                                     HARTFORD
                               HARTFORD                          U.S. GOVERNMENT
                           SMALLCAP GROWTH     HARTFORD STOCK       SECURITIES
                               HLS FUND           HLS FUND           HLS FUND
                           SUB-ACCOUNT (A)    SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
                           ----------------  ------------------  ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class I............       --                 --                 --
      Class 1............       --                 --                 --
      Class II...........       --                 --                 --
      Class 2............       --                 --                 --
      Class X............       --                 --                 --
      Class Y............       --                 --                 --
      Other..............      1,371,231            495,388          4,835,606
                             ===========        ===========        ===========
    Cost:
      Class I............       --                 --                 --
      Class 1............       --                 --                 --
      Class II...........       --                 --                 --
      Class 2............       --                 --                 --
      Class X............       --                 --                 --
      Class Y............       --                 --                 --
      Other..............    $29,242,741        $23,211,691        $53,536,485
                             ===========        ===========        ===========
    Market Value:
      Class I............       --                 --                 --
      Class 1............       --                 --                 --
      Class II...........       --                 --                 --
      Class 2............       --                 --                 --
      Class X............       --                 --                 --
      Class Y............       --                 --                 --
      Other..............    $28,625,407        $24,378,091        $53,618,162
  Due from Hartford Life
   and Annuity Insurance
   Company...............         67,320             16,968            479,849
  Receivable from fund
   shares sold...........       --                 --                 --
  Other assets...........       --                 --                      142
                             -----------        -----------        -----------
  Total Assets...........     28,692,727         24,395,059         54,098,153
                             -----------        -----------        -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --                 --                 --
  Payable for fund shares
   purchased.............         67,320             16,968            479,849
  Other liabilities......          4,867                864           --
                             -----------        -----------        -----------
  Total Liabilities......         72,187             17,832            479,849
                             -----------        -----------        -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $28,620,540        $24,377,227        $53,618,304
                             ===========        ===========        ===========

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                                 HARTFORD VALUE                        LORD ABBETT        LORD ABBETT
                             HARTFORD VALUE      OPPORTUNITIES     HARTFORD EQUITY      ALL VALUE       AMERICA'S VALUE
                                HLS FUND            HLS FUND       INCOME HLS FUND      PORTFOLIO          PORTFOLIO
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)    SUB-ACCOUNT (A)   SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
                           ------------------  ------------------  ----------------  ----------------  ------------------
ASSETS:
  Investments:
    Number of Shares:
      Class I............        --                  --                 --                --                 --
      Class 1............        --                  --                 --                --                 --
      Class II...........        --                  --                 --                --                 --
      Class 2............        --                  --                 --                --                 --
      Class X............        --                  --                 --                --                 --
      Class Y............        --                  --                 --                --                 --
      Other..............         302,560             655,911            632,616           897,061            625,412
                               ==========         ===========         ==========       ===========         ==========
    Cost:
      Class I............        --                  --                 --                --                 --
      Class 1............        --                  --                 --                --                 --
      Class II...........        --                  --                 --                --                 --
      Class 2............        --                  --                 --                --                 --
      Class X............        --                  --                 --                --                 --
      Class Y............        --                  --                 --                --                 --
      Other..............      $3,346,215         $11,976,094         $7,604,710       $12,785,787         $8,830,407
                               ==========         ===========         ==========       ===========         ==========
    Market Value:
      Class I............        --                  --                 --                --                 --
      Class 1............        --                  --                 --                --                 --
      Class II...........        --                  --                 --                --                 --
      Class 2............        --                  --                 --                --                 --
      Class X............        --                  --                 --                --                 --
      Class Y............        --                  --                 --                --                 --
      Other..............      $3,381,703         $12,415,732         $7,594,922       $13,294,438         $8,711,983
  Due from Hartford Life
   and Annuity Insurance
   Company...............             739              63,143             38,356            34,442             30,849
  Receivable from fund
   shares sold...........        --                  --                 --                --                 --
  Other assets...........        --                  --                 --                --                 --
                               ----------         -----------         ----------       -----------         ----------
  Total Assets...........       3,382,442          12,478,875          7,633,278        13,328,880          8,742,832
                               ----------         -----------         ----------       -----------         ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --                  --                 --                --                 --
  Payable for fund shares
   purchased.............             739              63,143             38,356            34,442             30,849
  Other liabilities......             717                 648                 71               578                245
                               ----------         -----------         ----------       -----------         ----------
  Total Liabilities......           1,456              63,791             38,427            35,020             31,094
                               ----------         -----------         ----------       -----------         ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $3,380,986         $12,415,084         $7,594,851       $13,293,860         $8,711,738
                               ==========         ===========         ==========       ===========         ==========

                             LORD ABBETT
                            BOND DEBENTURE
                              PORTFOLIO
                           SUB-ACCOUNT (A)
                           ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class I............        --
      Class 1............        --
      Class II...........        --
      Class 2............        --
      Class X............        --
      Class Y............        --
      Other..............       1,004,790
                              ===========
    Cost:
      Class I............        --
      Class 1............        --
      Class II...........        --
      Class 2............        --
      Class X............        --
      Class Y............        --
      Other..............     $12,077,287
                              ===========
    Market Value:
      Class I............        --
      Class 1............        --
      Class II...........        --
      Class 2............        --
      Class X............        --
      Class Y............        --
      Other..............     $11,545,034
  Due from Hartford Life
   and Annuity Insurance
   Company...............          49,510
  Receivable from fund
   shares sold...........        --
  Other assets...........        --
                              -----------
  Total Assets...........      11,594,544
                              -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --
  Payable for fund shares
   purchased.............          49,510
  Other liabilities......             570
                              -----------
  Total Liabilities......          50,080
                              -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $11,544,464
                              ===========

(a)  From inception, May 2, 2005 to December 31, 2005.

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                             LORD ABBETT        LORD ABBETT       MFS CAPITAL
                              GROWTH AND         LARGE-CAP       OPPORTUNITIES
                           INCOME PORTFOLIO    CORE PORTFOLIO       SERIES
                           SUB-ACCOUNT (A)    SUB-ACCOUNT (A)     SUB-ACCOUNT
                           ----------------  ------------------  -------------
ASSETS:
  Investments:
    Number of Shares:
      Class I............       --                 --                 --
      Class 1............       --                 --                 --
      Class II...........       --                 --                 --
      Class 2............       --                 --                 --
      Class X............       --                 --                 --
      Class Y............       --                 --                 --
      Other..............      1,109,476            372,696           673,494
                             ===========         ==========       ===========
    Cost:
      Class I............       --                 --                 --
      Class 1............       --                 --                 --
      Class II...........       --                 --                 --
      Class 2............       --                 --                 --
      Class X............       --                 --                 --
      Class Y............       --                 --                 --
      Other..............    $29,968,950         $3,964,018       $10,039,438
                             ===========         ==========       ===========
    Market Value:
      Class I............       --                 --                 --
      Class 1............       --                 --                 --
      Class II...........       --                 --                 --
      Class 2............       --                 --                 --
      Class X............       --                 --                 --
      Class Y............       --                 --                 --
      Other..............    $29,023,891         $4,047,482       $ 9,220,135
  Due from Hartford Life
   and Annuity Insurance
   Company...............        124,698              8,945           --
  Receivable from fund
   shares sold...........       --                 --                     978
  Other assets...........       --                 --                 --
                             -----------         ----------       -----------
  Total Assets...........     29,148,589          4,056,427         9,221,113
                             -----------         ----------       -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --                 --                     978
  Payable for fund shares
   purchased.............        124,698              8,945           --
  Other liabilities......            997                  6           --
                             -----------         ----------       -----------
  Total Liabilities......        125,695              8,951               978
                             -----------         ----------       -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $29,022,894         $4,047,476       $ 9,220,135
                             ===========         ==========       ===========

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                          MFS INVESTORS
                           MFS EMERGING   GROWTH STOCK   MFS INVESTORS    MFS TOTAL     CORE PLUS      EMERGING
                           GROWTH SERIES     SERIES      TRUST SERIES   RETURN SERIES  FIXED INCOME  MARKETS DEBT
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -------------  -------------  -------------  ------------  ------------
ASSETS:
  Investments:
    Number of Shares:
      Class I............       --            --              --             --          12,622,147    1,378,305
      Class 1............       --            --              --             --             --           --
      Class II...........       --            --              --             --             --           --
      Class 2............       --            --              --             --             --           --
      Class X............       --            --              --             --             --           --
      Class Y............       --            --              --             --             --           --
      Other..............       565,052       888,699       1,223,678     11,052,873        --           --
                            ===========    ==========     ===========   ============   ============  ===========
    Cost:
      Class I............       --            --              --             --        $142,042,744  $10,887,533
      Class 1............       --            --              --             --             --           --
      Class II...........       --            --              --             --             --           --
      Class 2............       --            --              --             --             --           --
      Class X............       --            --              --             --             --           --
      Class Y............       --            --              --             --             --           --
      Other..............   $10,952,007    $8,467,483     $20,551,940   $206,518,965        --           --
                            ===========    ==========     ===========   ============   ============  ===========
    Market Value:
      Class I............       --            --              --             --        $145,533,351  $12,459,875
      Class 1............       --            --              --             --             --           --
      Class II...........       --            --              --             --             --           --
      Class 2............       --            --              --             --             --           --
      Class X............       --            --              --             --             --           --
      Class Y............       --            --              --             --             --           --
      Other..............   $10,809,445    $8,798,117     $23,604,739   $228,683,935        --           --
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --              1,722           8,408         14,750        --           --
  Receivable from fund
   shares sold...........         2,004       --              --             --               9,587        1,268
  Other assets...........            17             3             193        --                  28           62
                            -----------    ----------     -----------   ------------   ------------  -----------
  Total Assets...........    10,811,466     8,799,842      23,613,340    228,698,685    145,542,966   12,461,205
                            -----------    ----------     -----------   ------------   ------------  -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............         2,004       --              --             --               9,587        1,268
  Payable for fund shares
   purchased.............       --              1,722           8,409         14,750        --           --
  Other liabilities......       --            --              --                 744        --           --
                            -----------    ----------     -----------   ------------   ------------  -----------
  Total Liabilities......         2,004         1,722           8,409         15,494          9,587        1,268
                            -----------    ----------     -----------   ------------   ------------  -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $10,809,462    $8,798,120     $23,604,931   $228,683,191   $145,533,379  $12,459,937
                            ===========    ==========     ===========   ============   ============  ===========

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                            EMERGING
                             MARKETS
                             EQUITY     TECHNOLOGY   HIGH YIELD
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------  -----------
ASSETS:
  Investments:
    Number of Shares:
      Class I............    1,267,217   1,336,403     4,394,615
      Class 1............      --           --           --
      Class II...........      529,035      --           --
      Class 2............      --           --           --
      Class X............      --           --           --
      Class Y............      --           --           --
      Other..............      --           --           --
                           ===========  ==========   ===========
    Cost:
      Class I............  $13,421,995  $5,503,460   $36,215,163
      Class 1............      --           --           --
      Class II...........    7,001,111      --           --
      Class 2............      --           --           --
      Class X............      --           --           --
      Class Y............      --           --           --
      Other..............      --           --           --
                           ===========  ==========   ===========
    Market Value:
      Class I............  $18,666,108  $4,784,325   $29,883,384
      Class 1............      --           --           --
      Class II...........    7,782,108      --           --
      Class 2............      --           --           --
      Class X............      --           --           --
      Class Y............      --           --           --
      Other..............      --           --           --
  Due from Hartford Life
   and Annuity Insurance
   Company...............       57,194         236       --
  Receivable from fund
   shares sold...........      --           --            28,703
  Other assets...........          782          16           298
                           -----------  ----------   -----------
  Total Assets...........   26,506,192   4,784,577    29,912,385
                           -----------  ----------   -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --           --            28,703
  Payable for fund shares
   purchased.............       57,194         236       --
  Other liabilities......      --           --           --
                           -----------  ----------   -----------
  Total Liabilities......       57,194         236        28,703
                           -----------  ----------   -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $26,448,998  $4,784,341   $29,883,682
                           ===========  ==========   ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________


                                             U.S. MID CAP    AMERICAN      BALANCED       CAPITAL     DEVELOPING
                            MID CAP GROWTH      VALUE      OPPORTUNITIES    GROWTH     OPPORTUNITIES    GROWTH
                           SUB-ACCOUNT (A)   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           ----------------  ------------  -------------  -----------  -------------  -----------
ASSETS:
  Investments:
    Number of Shares:
      Class I............       --             4,111,455        --            --            --            --
      Class 1............       --               --             --            --            --            --
      Class II...........        430,876         181,441        --            --            --            --
      Class 2............       --               --             --            --            --            --
      Class X............       --               --           9,828,329     3,285,113     1,779,923     1,864,008
      Class Y............       --               --           2,317,661     1,548,029     1,173,236       413,074
      Other..............       --               --             --            --            --            --
                              ==========     ===========   ============   ===========   ===========   ===========
    Cost:
      Class I............       --           $58,933,280        --            --            --            --
      Class 1............       --               --             --            --            --            --
      Class II...........     $4,929,167       3,263,561        --            --            --            --
      Class 2............       --               --             --            --            --            --
      Class X............       --               --        $147,978,778   $40,604,373   $20,446,225   $29,816,790
      Class Y............       --               --          43,806,259    22,087,339    14,269,536     7,500,178
      Other..............       --               --             --            --            --            --
                              ==========     ===========   ============   ===========   ===========   ===========
    Market Value:
      Class I............       --           $77,089,776        --            --            --            --
      Class 1............       --               --             --            --            --            --
      Class II...........     $5,230,835       3,392,938        --            --            --            --
      Class 2............       --               --             --            --            --            --
      Class X............       --               --        $168,948,970   $55,452,704   $20,842,901   $44,270,194
      Class Y............       --               --          39,632,007    26,068,815    13,550,871     9,674,200
      Other..............       --               --             --            --            --            --
  Due from Hartford Life
   and Annuity Insurance
   Company...............         10,605         --             --            --            --            --
  Receivable from fund
   shares sold...........       --                18,863        287,250        96,431        29,510        18,504
  Other assets...........       --               --               2,404           441           139           197
                              ----------     -----------   ------------   -----------   -----------   -----------
  Total Assets...........      5,241,440      80,501,577    208,870,631    81,618,391    34,423,421    53,963,095
                              ----------     -----------   ------------   -----------   -----------   -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --                18,863        287,250        96,431        29,510        18,504
  Payable for fund shares
   purchased.............         10,605         --             --            --            --            --
  Other liabilities......            934             524        --            --            --            --
                              ----------     -----------   ------------   -----------   -----------   -----------
  Total Liabilities......         11,539          19,387        287,250        96,431        29,510        18,504
                              ----------     -----------   ------------   -----------   -----------   -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $5,229,901     $80,482,190   $208,583,381   $81,521,960   $34,393,911   $53,944,591
                              ==========     ===========   ============   ===========   ===========   ===========

(a)  From inception, May 2, 2005 to December 31, 2005.

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005


                            FLEXIBLE      DIVIDEND
                             INCOME        GROWTH     GLOBAL EQUITY
                           SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  ------------  -------------
ASSETS:
  Investments:
    Number of Shares:
      Class I............      --            --            --
      Class 1............      --            --            --
      Class II...........      --            --            --
      Class 2............      --            --            --
      Class X............    4,326,017    13,390,459     3,341,284
      Class Y............    3,201,832     3,223,488       491,192
      Other..............      --            --            --
                           ===========  ============   ===========
    Cost:
      Class I............      --            --            --
      Class 1............      --            --            --
      Class II...........      --            --            --
      Class 2............      --            --            --
      Class X............  $43,264,423  $190,103,140   $38,649,301
      Class Y............   23,430,840    46,118,497     6,871,973
      Other..............      --            --            --
                           ===========  ============   ===========
    Market Value:
      Class I............      --            --            --
      Class 1............      --            --            --
      Class II...........      --            --            --
      Class 2............      --            --            --
      Class X............  $31,796,227  $220,674,772   $56,133,578
      Class Y............   23,437,413    53,058,615     8,193,082
      Other..............      --            --            --
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --            --             18,191
  Receivable from fund
   shares sold...........      289,869       320,373       --
  Other assets...........           20         3,505           368
                           -----------  ------------   -----------
  Total Assets...........   55,523,529   274,057,265    64,345,219
                           -----------  ------------   -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      289,869       320,373       --
  Payable for fund shares
   purchased.............      --            --             18,191
  Other liabilities......      --            --            --
                           -----------  ------------   -----------
  Total Liabilities......      289,869       320,373        18,191
                           -----------  ------------   -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $55,233,660  $273,736,892   $64,327,028
                           ===========  ============   ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                                                     EQUALLY        SMALL
                                                                     WEIGHTED      COMPANY      GLOBAL
                             GROWTH     MONEY MARKET   UTILITIES     S&P 500       GROWTH      FRANCHISE
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  ------------  -----------  ------------  -----------  -----------
ASSETS:
  Investments:
    Number of Shares:
      Class I............      --           --            --            --           --           --
      Class 1............      --           --            --            --           --           --
      Class II...........      --           --            --            --           654,861    1,777,067
      Class 2............      --           --            --            --           --           --
      Class X............    1,583,436   47,259,591     2,534,661     3,966,894      --           --
      Class Y............    1,202,721   33,865,632       701,007     3,577,610      --           --
      Other..............      --           --            --            --           --           --
                           ===========  ===========   ===========  ============  ===========  ===========
    Cost:
      Class I............      --           --            --            --           --           --
      Class 1............      --           --            --            --           --           --
      Class II...........      --           --            --            --       $10,200,624  $23,803,107
      Class 2............      --           --            --            --           --           --
      Class X............  $20,755,736  $47,259,592   $32,634,731  $ 51,833,785      --           --
      Class Y............   18,233,529   33,865,632    13,806,389    72,643,684      --           --
      Other..............      --           --            --            --           --           --
                           ===========  ===========   ===========  ============  ===========  ===========
    Market Value:
      Class I............      --           --            --            --           --           --
      Class 1............      --           --            --            --           --           --
      Class II...........      --           --            --            --       $11,368,390  $27,402,377
      Class 2............      --           --            --            --           --           --
      Class X............  $27,725,963  $47,259,591   $54,317,798  $101,988,836      --           --
      Class Y............   20,843,160   33,865,632    15,015,565    91,157,494      --           --
      Other..............      --           --            --            --           --           --
  Due from Hartford Life
   and Annuity Insurance
   Company...............       15,241      923,378       --            --            12,131        9,183
  Receivable from fund
   shares sold...........      --           --             87,446       109,263      --           --
  Other assets...........          589      --                795         1,416           93      --
                           -----------  -----------   -----------  ------------  -----------  -----------
  Total Assets...........   48,584,953   82,048,601    69,421,604   193,257,009   11,380,614   27,411,560
                           -----------  -----------   -----------  ------------  -----------  -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --           --             87,446       109,263      --           --
  Payable for fund shares
   purchased.............       15,241      923,378       --            --            12,131        9,183
  Other liabilities......      --                27       --            --           --               230
                           -----------  -----------   -----------  ------------  -----------  -----------
  Total Liabilities......       15,241      923,405        87,446       109,263       12,131        9,413
                           -----------  -----------   -----------  ------------  -----------  -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $48,569,712  $81,125,196   $69,334,158  $193,147,746  $11,368,483  $27,402,147
                           ===========  ===========   ===========  ============  ===========  ===========

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                                               OPPENHEIMER
                                           OPPENHEIMER           CAPITAL
                           EQUITY AND       AGGRESSIVE         APPRECIATION
                             INCOME        GROWTH FUND             FUND
                           SUB-ACCOUNT   SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           -----------  ------------------  ------------------
ASSETS:
  Investments:
    Number of Shares:
      Class I............      --             --                  --
      Class 1............      --             --                  --
      Class II...........    2,012,553        --                  --
      Class 2............      --             --                  --
      Class X............      --             --                  --
      Class Y............      --             --                  --
      Other..............      --               23,916             589,550
                           ===========      ==========         ===========
    Cost:
      Class I............      --             --                  --
      Class 1............      --             --                  --
      Class II...........  $23,549,273        --                  --
      Class 2............      --             --                  --
      Class X............      --             --                  --
      Class Y............      --             --                  --
      Other..............      --           $1,118,440         $21,795,877
                           ===========      ==========         ===========
    Market Value:
      Class I............      --             --                  --
      Class 1............      --             --                  --
      Class II...........  $27,551,846        --                  --
      Class 2............      --             --                  --
      Class X............      --             --                  --
      Class Y............      --             --                  --
      Other..............      --           $1,169,114         $22,538,487
  Due from Hartford Life
   and Annuity Insurance
   Company...............        8,409           1,773             127,189
  Receivable from fund
   shares sold...........      --             --                  --
  Other assets...........           41        --                  --
                           -----------      ----------         -----------
  Total Assets...........   27,560,296       1,170,887          22,665,676
                           -----------      ----------         -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --             --                  --
  Payable for fund shares
   purchased.............        8,409           1,773             127,189
  Other liabilities......      --             --                     2,052
                           -----------      ----------         -----------
  Total Liabilities......        8,409           1,773             129,241
                           -----------      ----------         -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $27,551,887      $1,169,114         $22,536,435
                           ===========      ==========         ===========

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                                                   OPPENHEIMER
                              OPPENHEIMER                          MAIN STREET            PUTNAM
                           GLOBAL SECURITIES    OPPENHEIMER         SMALL CAP          DIVERSIFIED       PUTNAM GLOBAL
                                 FUND         MAIN STREET FUND         FUND               INCOME        ASSET ALLOCATION
                            SUB-ACCOUNT (A)   SUB-ACCOUNT (A)    SUB-ACCOUNT (A)     SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
                           -----------------  ----------------  ------------------  ------------------  ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class I............        --                --                 --                  --                 --
      Class 1............        --                --                 --                  --                 --
      Class II...........        --                --                 --                  --                 --
      Class 2............        --                --                 --                  --                 --
      Class X............        --                --                 --                  --                 --
      Class Y............        --                --                 --                  --                 --
      Other..............       1,012,766           192,251          1,783,137           1,051,471            214,912
                              ===========        ==========        ===========          ==========         ==========
    Cost:
      Class I............        --                --                 --                  --                 --
      Class 1............        --                --                 --                  --                 --
      Class II...........        --                --                 --                  --                 --
      Class 2............        --                --                 --                  --                 --
      Class X............        --                --                 --                  --                 --
      Class Y............        --                --                 --                  --                 --
      Other..............     $31,498,889        $4,034,576        $29,041,273          $9,135,915         $3,177,253
                              ===========        ==========        ===========          ==========         ==========
    Market Value:
      Class I............        --                --                 --                  --                 --
      Class 1............        --                --                 --                  --                 --
      Class II...........        --                --                 --                  --                 --
      Class 2............        --                --                 --                  --                 --
      Class X............        --                --                 --                  --                 --
      Class Y............        --                --                 --                  --                 --
      Other..............     $33,583,322        $4,158,398        $30,420,323          $9,210,881         $3,236,576
  Due from Hartford Life
   and Annuity Insurance
   Company...............         115,992            14,478            264,439              92,859             33,294
  Receivable from fund
   shares sold...........        --                --                 --                  --                 --
  Other assets...........        --                --                 --                         2           --
                              -----------        ----------        -----------          ----------         ----------
  Total Assets...........      33,699,314         4,172,876         30,684,762           9,303,742          3,269,870
                              -----------        ----------        -----------          ----------         ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --                --                 --                  --                 --
  Payable for fund shares
   purchased.............         115,992            14,478            264,439              92,859             33,294
  Other liabilities......           2,237               107              1,455            --                      354
                              -----------        ----------        -----------          ----------         ----------
  Total Liabilities......         118,229            14,585            265,894              92,859             33,648
                              -----------        ----------        -----------          ----------         ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $33,581,085        $4,158,291        $30,418,868          $9,210,883         $3,236,222
                              ===========        ==========        ===========          ==========         ==========


                             PUTNAM GROWTH
                               AND INCOME
                            SUB-ACCOUNT (A)
                           ------------------
ASSETS:
  Investments:
    Number of Shares:
      Class I............        --
      Class 1............        --
      Class II...........        --
      Class 2............        --
      Class X............        --
      Class Y............        --
      Other..............          95,658
                               ==========
    Cost:
      Class I............        --
      Class 1............        --
      Class II...........        --
      Class 2............        --
      Class X............        --
      Class Y............        --
      Other..............      $2,461,948
                               ==========
    Market Value:
      Class I............        --
      Class 1............        --
      Class II...........        --
      Class 2............        --
      Class X............        --
      Class Y............        --
      Other..............      $2,520,591
  Due from Hartford Life
   and Annuity Insurance
   Company...............             279
  Receivable from fund
   shares sold...........        --
  Other assets...........        --
                               ----------
  Total Assets...........       2,520,870
                               ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --
  Payable for fund shares
   purchased.............             279
  Other liabilities......             892
                               ----------
  Total Liabilities......           1,171
                               ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $2,519,699
                               ==========

(a)  From inception, May 2, 2005 to December 31, 2005.

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                 PUTNAM
                             INTERNATIONAL                             PUTNAM
                                 EQUITY        PUTNAM INVESTORS      NEW VALUE
                            SUB-ACCOUNT (A)    SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
                           ------------------  ----------------  ------------------
ASSETS:
  Investments:
    Number of Shares:
      Class I............        --                 --                 --
      Class 1............        --                 --                 --
      Class II...........        --                 --                 --
      Class 2............        --                 --                 --
      Class X............        --                 --                 --
      Class Y............        --                 --                 --
      Other..............       2,403,702            106,379            384,640
                              ===========         ==========         ==========
    Cost:
      Class I............        --                 --                 --
      Class 1............        --                 --                 --
      Class II...........        --                 --                 --
      Class 2............        --                 --                 --
      Class X............        --                 --                 --
      Class Y............        --                 --                 --
      Other..............     $36,561,839         $1,111,206         $6,411,968
                              ===========         ==========         ==========
    Market Value:
      Class I............        --                 --                 --
      Class 1............        --                 --                 --
      Class II...........        --                 --                 --
      Class 2............        --                 --                 --
      Class X............        --                 --                 --
      Class Y............        --                 --                 --
      Other..............     $39,084,187         $1,144,639         $6,592,735
  Due from Hartford Life
   and Annuity Insurance
   Company...............         318,694           --                   14,335
  Receivable from fund
   shares sold...........        --                       99           --
  Other assets...........        --                 --                 --
                              -----------         ----------         ----------
  Total Assets...........      39,402,881          1,144,738          6,607,070
                              -----------         ----------         ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --                       99           --
  Payable for fund shares
   purchased.............         318,694           --                   14,335
  Other liabilities......           1,697           --                      309
                              -----------         ----------         ----------
  Total Liabilities......         320,391                 99             14,644
                              -----------         ----------         ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $39,082,490         $1,144,639         $6,592,426
                              ===========         ==========         ==========

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                 PUTNAM            PUTNAM THE
                               SMALL CAP         GEORGE PUTNAM                                                          GROWTH AND
                                 VALUE           FUND OF BOSTON       PUTNAM VISTA      PUTNAM VOYAGER    ENTERPRISE      INCOME
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)    SUB-ACCOUNT (A)   SUB-ACCOUNT    SUB-ACCOUNT
                           ------------------  ------------------  ------------------  ----------------  ------------  -------------
ASSETS:
  Investments:
    Number of Shares:
      Class I............        --                  --                 --                  --               674,318      1,736,594
      Class 1............        --                  --                 --                  --               --             --
      Class II...........        --                  --                 --                  --               389,547      6,056,877
      Class 2............        --                  --                 --                  --               --             --
      Class X............        --                  --                 --                  --               --             --
      Class Y............        --                  --                 --                  --               --             --
      Other..............       1,388,184             363,988             61,969              39,958         --             --
                              ===========          ==========           ========          ==========     ===========   ============
    Cost:
      Class I............        --                  --                 --                  --           $14,475,194   $ 27,542,210
      Class 1............        --                  --                 --                  --               --             --
      Class II...........        --                  --                 --                  --             6,134,860    101,463,164
      Class 2............        --                  --                 --                  --               --             --
      Class X............        --                  --                 --                  --               --             --
      Class Y............        --                  --                 --                  --               --             --
      Other..............     $30,989,918          $4,227,558           $822,322          $1,094,551         --             --
                              ===========          ==========           ========          ==========     ===========   ============
    Market Value:
      Class I............        --                  --                 --                  --           $ 9,845,049   $ 35,582,817
      Class 1............        --                  --                 --                  --               --             --
      Class II...........        --                  --                 --                  --             5,687,395    123,923,700
      Class 2............        --                  --                 --                  --               --             --
      Class X............        --                  --                 --                  --               --             --
      Class Y............        --                  --                 --                  --               --             --
      Other..............     $31,831,059          $4,284,135           $863,846          $1,140,807         --             --
  Due from Hartford Life
   and Annuity Insurance
   Company...............         212,182              19,369              4,806                 403         --              74,994
  Receivable from fund
   shares sold...........        --                  --                 --                  --                 2,165        --
  Other assets...........        --                         5           --                  --                    78        --
                              -----------          ----------           --------          ----------     -----------   ------------
  Total Assets...........      32,043,241           4,303,509            868,652           1,141,210      15,534,687    159,581,511
                              -----------          ----------           --------          ----------     -----------   ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --                  --                 --                  --                 2,165        --
  Payable for fund shares
   purchased.............         212,182              19,369              4,806                 403         --              74,994
  Other liabilities......           3,124            --                 --                       398         --               1,726
                              -----------          ----------           --------          ----------     -----------   ------------
  Total Liabilities......         215,306              19,369              4,806                 801           2,165         76,720
                              -----------          ----------           --------          ----------     -----------   ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $31,827,935          $4,284,140           $863,846          $1,140,409     $15,532,522   $159,504,791
                              ===========          ==========           ========          ==========     ===========   ============

(a)  From inception, May 2, 2005 to December 31, 2005.

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                                       AGGRESSIVE
                                           EMERGING      GROWTH
                             COMSTOCK       GROWTH      PORTFOLIO
                            SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  -----------  -----------
ASSETS:
  Investments:
    Number of Shares:
      Class I............       --            --           --
      Class 1............       --            --           --
      Class II...........    11,185,169      164,938      195,934
      Class 2............       --            --           --
      Class X............       --            --           --
      Class Y............       --            --           --
      Other..............       --            --           --
                           ============   ==========   ==========
    Cost:
      Class I............       --            --           --
      Class 1............       --            --           --
      Class II...........  $140,368,453   $3,900,046   $  921,263
      Class 2............       --            --           --
      Class X............       --            --           --
      Class Y............       --            --           --
      Other..............       --            --           --
                           ============   ==========   ==========
    Market Value:
      Class I............       --            --           --
      Class 1............       --            --           --
      Class II...........  $152,677,560   $4,586,921   $1,058,041
      Class 2............       --            --           --
      Class X............       --            --           --
      Class Y............       --            --           --
      Other..............       --            --           --
  Due from Hartford Life
   and Annuity Insurance
   Company...............       304,979       --           --
  Receivable from fund
   shares sold...........       --               635          122
  Other assets...........       --                 3       --
                           ------------   ----------   ----------
  Total Assets...........   152,982,539    4,587,559    1,058,163
                           ------------   ----------   ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --               635          122
  Payable for fund shares
   purchased.............       304,979       --           --
  Other liabilities......         3,172       --           --
                           ------------   ----------   ----------
  Total Liabilities......       308,151          635          122
                           ------------   ----------   ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $152,674,388   $4,586,924   $1,058,041
                           ============   ==========   ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                                                                                WELLS FARGO
                                          WELLS FARGO       WELLS FARGO       WELLS FARGO      ADVANTAGE C&B
                           GOVERNMENT   ADVANTAGE ASSET   ADVANTAGE TOTAL   ADVANTAGE EQUITY  LARGE CAP VALUE
                            PORTFOLIO   ALLOCATION FUND   RETURN BOND FUND    INCOME FUND           FUND
                           SUB-ACCOUNT  SUB-ACCOUNT (A)   SUB-ACCOUNT (A)   SUB-ACCOUNT (A)   SUB-ACCOUNT (A)
                           -----------  ----------------  ----------------  ----------------  ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class I............      --            --                --                --                --
      Class 1............      --            --                --                --                --
      Class II...........    1,968,161       --                --                --                --
      Class 2............      --            --                --                --                --
      Class X............      --            --                --                --                --
      Class Y............      --            --                --                --                --
      Other..............      --             34,553            27,259            18,415            43,099
                           ===========      ========          ========          ========          ========
    Cost:
      Class I............      --            --                --                --                --
      Class 1............      --            --                --                --                --
      Class II...........  $18,425,393       --                --                --                --
      Class 2............      --            --                --                --                --
      Class X............      --            --                --                --                --
      Class Y............      --            --                --                --                --
      Other..............      --           $446,733          $270,956          $308,988          $402,072
                           ===========      ========          ========          ========          ========
    Market Value:
      Class I............      --            --                --                --                --
      Class 1............      --            --                --                --                --
      Class II...........  $18,540,073       --                --                --                --
      Class 2............      --            --                --                --                --
      Class X............      --            --                --                --                --
      Class Y............      --            --                --                --                --
      Other..............      --           $450,918          $268,776          $312,318          $402,544
  Due from Hartford Life
   and Annuity Insurance
   Company...............       40,982       --                --                --                --
  Receivable from fund
   shares sold...........      --                 55                31                37                40
  Other assets...........            6             1                 3           --                --
                           -----------      --------          --------          --------          --------
  Total Assets...........   18,581,061       450,974           268,810           312,355           402,584
                           -----------      --------          --------          --------          --------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --                 55                31                37                41
  Payable for fund shares
   purchased.............       40,982       --                --                --                --
  Other liabilities......      --            --                --                --                --
                           -----------      --------          --------          --------          --------
  Total Liabilities......       40,982            55                31                37                41
                           -----------      --------          --------          --------          --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $18,540,079      $450,919          $268,779          $312,318          $402,543
                           ===========      ========          ========          ========          ========

(a)  From inception, May 2, 2005 to December 31, 2005.

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                             WELLS FARGO        WELLS FARGO        WELLS FARGO
                           ADVANTAGE LARGE       ADVANTAGE       ADVANTAGE LARGE
                             COMPANY CORE    INTERNATIONAL CORE   COMPANY GROWTH
                                 FUND               FUND               FUND
                           SUB-ACCOUNT (A)    SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
                           ----------------  ------------------  ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class I............      --                 --                  --
      Class 1............      --                 --                  --
      Class II...........      --                 --                  --
      Class 2............      --                 --                  --
      Class X............      --                 --                  --
      Class Y............      --                 --                  --
      Other..............          382              17,159             142,870
                                ======            ========          ==========
    Cost:
      Class I............      --                 --                  --
      Class 1............      --                 --                  --
      Class II...........      --                 --                  --
      Class 2............      --                 --                  --
      Class X............      --                 --                  --
      Class Y............      --                 --                  --
      Other..............       $5,066            $142,746          $1,294,476
                                ======            ========          ==========
    Market Value:
      Class I............      --                 --                  --
      Class 1............      --                 --                  --
      Class II...........      --                 --                  --
      Class 2............      --                 --                  --
      Class X............      --                 --                  --
      Class Y............      --                 --                  --
      Other..............       $5,186            $148,599          $1,338,693
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --                 --                     6,002
  Receivable from fund
   shares sold...........      --                       17            --
  Other assets...........      --                 --                  --
                                ------            --------          ----------
  Total Assets...........        5,186             148,616           1,344,695
                                ------            --------          ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --                       17            --
  Payable for fund shares
   purchased.............      --                 --                     6,002
  Other liabilities......      --                 --                        14
                                ------            --------          ----------
  Total Liabilities......      --                       17               6,016
                                ------            --------          ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........       $5,186            $148,599          $1,338,679
                                ======            ========          ==========

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                                WELLS FARGO         WELLS FARGO         WELLS FARGO         WELLS FARGO
                             WELLS FARGO         ADVANTAGE           ADVANTAGE           ADVANTAGE           ADVANTAGE
                           ADVANTAGE MONEY       SMALL CAP           DISCOVERY           MULTI CAP          OPPORTUNITY
                             MARKET FUND        GROWTH FUND             FUND             VALUE FUND             FUND
                           SUB-ACCOUNT (A)    SUB-ACCOUNT (A)     SUB-ACCOUNT (C)     SUB-ACCOUNT (C)     SUB-ACCOUNT (C)
                           ----------------  ------------------  ------------------  ------------------  ------------------
ASSETS:
  Investments:
    Number of Shares:
      Class I............      --                 --                  --                  --                  --
      Class 1............      --                 --                  --                  --                  --
      Class II...........      --                 --                  --                  --                  --
      Class 2............      --                 --                  --                  --                  --
      Class X............      --                 --                  --                  --                  --
      Class Y............      --                 --                  --                  --                  --
      Other..............       19,310              80,202                117               3,939                 987
                               =======            ========             ======             =======             =======
    Cost:
      Class I............      --                 --                  --                  --                  --
      Class 1............      --                 --                  --                  --                  --
      Class II...........      --                 --                  --                  --                  --
      Class 2............      --                 --                  --                  --                  --
      Class X............      --                 --                  --                  --                  --
      Class Y............      --                 --                  --                  --                  --
      Other..............      $19,310            $642,198             $1,586             $53,249             $22,129
                               =======            ========             ======             =======             =======
    Market Value:
      Class I............      --                 --                  --                  --                  --
      Class 1............      --                 --                  --                  --                  --
      Class II...........      --                 --                  --                  --                  --
      Class 2............      --                 --                  --                  --                  --
      Class X............      --                 --                  --                  --                  --
      Class Y............      --                 --                  --                  --                  --
      Other..............      $19,310            $668,888             $1,685             $53,801             $23,916
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --                    5,785            --                  --                  --
  Receivable from fund
   shares sold...........            3            --                  --                  --                       19
  Other assets...........      --                 --                  --                  --                  --
                               -------            --------             ------             -------             -------
  Total Assets...........       19,313             674,673              1,685              53,801              23,935
                               -------            --------             ------             -------             -------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............            2            --                  --                        6                  20
  Payable for fund shares
   purchased.............      --                    5,785            --                  --                  --
  Other liabilities......      --                       25            --                  --                  --
                               -------            --------             ------             -------             -------
  Total Liabilities......            2               5,810            --                        6                  20
                               -------            --------             ------             -------             -------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $19,311            $668,863             $1,685             $53,795             $23,915
                               =======            ========             ======             =======             =======

(a)  From inception, May 2, 2005 to December 31, 2005.
(c)  From inception, July 5, 2005 to December 31, 2005.

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                  FEES      UNITS OWNED     UNIT FAIR      CONTRACT
                                (NOTE 3)  BY PARTICIPANTS    VALUE #       LIABILITY
                                --------  ---------------  -----------  ---------------
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD (BY SUB-ACCOUNT):
AllianceBernstein VP Balanced
 Wealth Strategy Portfolio --
 Class B......................     0.75%          16,112   $10.714409   $      172,626
AllianceBernstein VP Balanced
 Wealth Strategy Portfolio --
 Class B......................     0.95%           2,837    10.696464           30,341
AllianceBernstein VP Balanced
 Wealth Strategy Portfolio --
 Class B......................     1.15%         153,820    10.678542        1,642,575
AllianceBernstein VP Balanced
 Wealth Strategy Portfolio --
 Class B......................     1.25%           3,775    10.669608           40,281
AllianceBernstein VP Balanced
 Wealth Strategy Portfolio --
 Class B......................     1.35%          50,405    10.660662          537,351
AllianceBernstein VP Balanced
 Wealth Strategy Portfolio --
 Class B......................     1.45%           6,640    10.651725           70,730
AllianceBernstein VP Balanced
 Wealth Strategy Portfolio --
 Class B......................     1.55%             883    10.642803            9,397
AllianceBernstein VP Balanced
 Wealth Strategy Portfolio --
 Class B......................     1.60%         135,631    10.638345        1,442,885
AllianceBernstein VP Balanced
 Wealth Strategy Portfolio --
 Class B......................     1.65%         362,712    10.633892        3,857,036
AllianceBernstein VP Balanced
 Wealth Strategy Portfolio --
 Class B......................     1.80%         103,608    10.620529        1,100,371
AllianceBernstein VP Balanced
 Wealth Strategy Portfolio --
 Class B......................     1.85%           5,973    10.616085           63,408
AllianceBernstein VP Balanced
 Wealth Strategy Portfolio --
 Class B......................     1.90%           4,979    10.611627           52,832
AllianceBernstein VP Balanced
 Wealth Strategy Portfolio --
 Class B......................     1.95%          52,746    10.607178          559,481
AllianceBernstein VP Balanced
 Wealth Strategy Portfolio --
 Class B......................     2.10%         383,592    10.593849        4,063,712
AllianceBernstein VP Balanced
 Wealth Strategy Portfolio --
 Class B......................     2.15%          24,848    10.589419          263,124
AllianceBernstein VP Balanced
 Wealth Strategy Portfolio --
 Class B......................     2.40%           5,578    10.567251           58,947
AllianceBernstein VP Balanced
 Wealth Strategy Portfolio --
 Class B......................     2.45%          10,304    10.562816          108,842
AllianceBernstein VP Global
 Research Growth Portfolio --
 Class B......................     0.75%             612    12.029861            7,364
AllianceBernstein VP Global
 Research Growth Portfolio --
 Class B......................     1.15%           7,492    11.997909           89,889
AllianceBernstein VP Global
 Research Growth Portfolio --
 Class B......................     1.25%           1,193    11.989932           14,299
AllianceBernstein VP Global
 Research Growth Portfolio --
 Class B......................     1.35%             355    11.981964            4,258
AllianceBernstein VP Global
 Research Growth Portfolio --
 Class B......................     1.60%           5,611    11.962053           67,115
AllianceBernstein VP Global
 Research Growth Portfolio --
 Class B......................     1.65%          34,364    11.958079          410,923
AllianceBernstein VP Global
 Research Growth Portfolio --
 Class B......................     1.80%           1,543    11.946164           18,434
AllianceBernstein VP Global
 Research Growth Portfolio --
 Class B......................     1.90%             451    11.938214            5,383
AllianceBernstein VP Global
 Research Growth Portfolio --
 Class B......................     1.95%           8,371    11.934248           99,906
AllianceBernstein VP Global
 Research Growth Portfolio --
 Class B......................     2.10%          10,856    11.922354          129,428
AllianceBernstein VP Global
 Research Growth Portfolio --
 Class B......................     2.40%           1,096    11.898589           13,036
AllianceBernstein VP
 International Value
 Portfolio -- Class B.........     0.75%          41,025    11.117122          456,084
AllianceBernstein VP
 International Value
 Portfolio -- Class B.........     0.95%           2,331    11.098522           25,865
AllianceBernstein VP
 International Value
 Portfolio -- Class B.........     1.05%           3,140    11.089221           34,819
AllianceBernstein VP
 International Value
 Portfolio -- Class B.........     1.15%         842,385    11.079927        9,333,563
AllianceBernstein VP
 International Value
 Portfolio -- Class B.........     1.25%          20,214    11.070648          223,777
AllianceBernstein VP
 International Value
 Portfolio -- Class B.........     1.35%         372,594    11.061372        4,121,405
AllianceBernstein VP
 International Value
 Portfolio -- Class B.........     1.45%         101,068    11.052103        1,117,012
AllianceBernstein VP
 International Value
 Portfolio -- Class B.........     1.55%             439    11.042853            4,845
AllianceBernstein VP
 International Value
 Portfolio -- Class B.........     1.60%         705,857    11.038231        7,791,411
AllianceBernstein VP
 International Value
 Portfolio -- Class B.........     1.65%       1,490,327    11.033594       16,443,665
AllianceBernstein VP
 International Value
 Portfolio -- Class B.........     1.80%         410,014    11.019745        4,518,253
AllianceBernstein VP
 International Value
 Portfolio -- Class B.........     1.90%          82,116    11.010502          904,143
AllianceBernstein VP
 International Value
 Portfolio -- Class B.........     1.95%         157,684    11.005906        1,735,456
AllianceBernstein VP
 International Value
 Portfolio -- Class B.........     2.10%       1,938,067    10.992069       21,303,369
AllianceBernstein VP
 International Value
 Portfolio -- Class B.........     2.40%         219,921    10.964475        2,411,322
AllianceBernstein VP Small/Mid
 Cap Value Portfolio --
 Class B......................     0.75%          21,935    10.621426          232,987
AllianceBernstein VP Small/Mid
 Cap Value Portfolio --
 Class B......................     0.95%             688    10.603636            7,297
AllianceBernstein VP Small/Mid
 Cap Value Portfolio --
 Class B......................     1.05%           2,260    10.594762           23,941
AllianceBernstein VP Small/Mid
 Cap Value Portfolio --
 Class B......................     1.15%          94,886    10.585880        1,004,449

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                                  FEES      UNITS OWNED     UNIT FAIR      CONTRACT
                                (NOTE 3)  BY PARTICIPANTS    VALUE #       LIABILITY
                                --------  ---------------  -----------  ---------------
AllianceBernstein VP Small/Mid
 Cap Value Portfolio --
 Class B......................     1.25%           2,866   $10.577011   $       30,317
AllianceBernstein VP Small/Mid
 Cap Value Portfolio --
 Class B......................     1.35%          24,186    10.568155          255,602
AllianceBernstein VP Small/Mid
 Cap Value Portfolio --
 Class B......................     1.45%          28,980    10.559298          306,013
AllianceBernstein VP Small/Mid
 Cap Value Portfolio --
 Class B......................     1.60%          83,304    10.546027          878,525
AllianceBernstein VP Small/Mid
 Cap Value Portfolio --
 Class B......................     1.65%         179,133    10.541614        1,888,354
AllianceBernstein VP Small/Mid
 Cap Value Portfolio --
 Class B......................     1.80%          20,635    10.528358          217,253
AllianceBernstein VP Small/Mid
 Cap Value Portfolio --
 Class B......................     1.85%           6,034    10.523958           63,503
AllianceBernstein VP Small/Mid
 Cap Value Portfolio --
 Class B......................     1.90%           1,714    10.519548           18,027
AllianceBernstein VP Small/Mid
 Cap Value Portfolio --
 Class B......................     1.95%           4,616    10.515137           48,543
AllianceBernstein VP Small/Mid
 Cap Value Portfolio --
 Class B......................     2.10%         169,591    10.501921        1,781,035
AllianceBernstein VP Small/Mid
 Cap Value Portfolio --
 Class B......................     2.15%          16,883    10.497529          177,227
AllianceBernstein VP Small/Mid
 Cap Value Portfolio --
 Class B......................     2.40%          33,785    10.475556          353,920
AllianceBernstein VP Value
 Portfolio -- Class B.........     0.75%          31,649    10.366270          328,088
AllianceBernstein VP Value
 Portfolio -- Class B.........     0.95%           1,250    10.348910           12,935
AllianceBernstein VP Value
 Portfolio -- Class B.........     1.15%         458,406    10.331580        4,736,062
AllianceBernstein VP Value
 Portfolio -- Class B.........     1.25%             601    10.322925            6,204
AllianceBernstein VP Value
 Portfolio -- Class B.........     1.35%         225,639    10.314272        2,327,303
AllianceBernstein VP Value
 Portfolio -- Class B.........     1.45%          67,909    10.305625          699,846
AllianceBernstein VP Value
 Portfolio -- Class B.........     1.55%             905    10.296995            9,316
AllianceBernstein VP Value
 Portfolio -- Class B.........     1.60%         394,701    10.292679        4,062,532
AllianceBernstein VP Value
 Portfolio -- Class B.........     1.65%         802,523    10.288365        8,256,652
AllianceBernstein VP Value
 Portfolio -- Class B.........     1.80%         233,506    10.275433        2,399,373
AllianceBernstein VP Value
 Portfolio -- Class B.........     1.85%             198    10.271140            2,036
AllianceBernstein VP Value
 Portfolio -- Class B.........     1.90%          51,668    10.266833          530,469
AllianceBernstein VP Value
 Portfolio -- Class B.........     1.95%          91,774    10.262527          941,833
AllianceBernstein VP Value
 Portfolio -- Class B.........     2.10%         885,216    10.249630        9,073,137
AllianceBernstein VP Value
 Portfolio -- Class B.........     2.15%           8,086    10.245342           82,847
AllianceBernstein VP Value
 Portfolio -- Class B.........     2.40%         118,588    10.223888        1,212,432
American Funds Global Growth
 Fund -- Class 2..............     1.30%         199,235     1.401769          279,281
American Funds Global Growth
 Fund -- Class 2..............     1.40%         337,324    13.372654        4,510,916
American Funds Global Growth
 Fund -- Class 2..............     1.50%       1,206,882     9.450760       11,405,949
American Funds Global Growth
 Fund -- Class 2..............     1.55%          56,654    13.242871          750,257
American Funds Global Growth
 Fund -- Class 2..............     1.60%         110,648    13.241634        1,465,164
American Funds Global Growth
 Fund -- Class 2..............     1.65%         280,994     9.373952        2,634,028
American Funds Global Growth
 Fund -- Class 2..............     1.70%         287,650     9.358162        2,691,873
American Funds Global Growth
 Fund -- Class 2..............     1.80%          75,299    13.095648          986,091
American Funds Global Growth
 Fund -- Class 2..............     1.85%       1,504,759     9.282141       13,967,389
American Funds Global Growth
 Fund -- Class 2..............     1.90%          84,101    13.046075        1,097,189
American Funds Global Growth
 Fund -- Class 2..............     1.95%         226,895    13.023825        2,955,039
American Funds Global Growth
 Fund -- Class 2..............     2.00%         463,610     9.234687        4,281,291
American Funds Global Growth
 Fund -- Class 2..............     2.05%          61,956     9.218936          571,166
American Funds Global Growth
 Fund -- Class 2..............     2.10%         336,725    12.957217        4,363,015
American Funds Global Growth
 Fund -- Class 2..............     2.15%         153,787    12.939919        1,989,996
American Funds Global Growth
 Fund -- Class 2..............     2.20%         191,972     9.171802        1,760,731
American Funds Global Growth
 Fund -- Class 2..............     2.25%         126,418     9.159549        1,157,935
American Funds Global Growth
 Fund -- Class 2..............     2.30%         489,339     9.979720        4,883,461
American Funds Global Growth
 Fund -- Class 2..............     2.40%         119,049     9.941952        1,183,579
American Funds Global Growth
 Fund -- Class 2..............     2.45%          53,740     9.110777          489,617

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                  FEES      UNITS OWNED     UNIT FAIR      CONTRACT
                                (NOTE 3)  BY PARTICIPANTS    VALUE #       LIABILITY
                                --------  ---------------  -----------  ---------------
American Funds Global Growth
 Fund -- Class 2..............     2.60%         129,547   $ 9.083466   $    1,176,735
American Funds Growth Fund --
 Class 2......................     1.30%       1,745,083     1.281399        2,236,148
American Funds Growth Fund --
 Class 2......................     1.40%       2,613,690    13.294487       34,747,664
American Funds Growth Fund --
 Class 2......................     1.45%          27,547     1.274223           35,101
American Funds Growth Fund --
 Class 2......................     1.50%       5,902,866     9.210406       54,367,790
American Funds Growth Fund --
 Class 2......................     1.55%         268,761    13.165428        3,538,347
American Funds Growth Fund --
 Class 2......................     1.60%         788,191    13.164221       10,375,919
American Funds Growth Fund --
 Class 2......................     1.65%       2,101,964     9.135580       19,202,662
American Funds Growth Fund --
 Class 2......................     1.70%       2,115,934     9.120142       19,297,615
American Funds Growth Fund --
 Class 2......................     1.75%           6,624    13.036386           86,350
American Funds Growth Fund --
 Class 2......................     1.80%         576,614    13.019023        7,506,953
American Funds Growth Fund --
 Class 2......................     1.85%       9,770,290     9.046030       88,382,340
American Funds Growth Fund --
 Class 2......................     1.90%         461,419    12.969737        5,984,484
American Funds Growth Fund --
 Class 2......................     1.95%       2,660,148    12.947608       34,442,559
American Funds Growth Fund --
 Class 2......................     2.00%       4,154,522     8.999779       37,389,777
American Funds Growth Fund --
 Class 2......................     2.05%         631,120     8.984406        5,670,236
American Funds Growth Fund --
 Class 2......................     2.10%       2,763,227    12.881416       35,594,277
American Funds Growth Fund --
 Class 2......................     2.15%       1,812,891    12.864222       23,321,437
American Funds Growth Fund --
 Class 2......................     2.20%       1,016,708     8.938474        9,087,816
American Funds Growth Fund --
 Class 2......................     2.25%         966,544     8.926554        8,627,908
American Funds Growth Fund --
 Class 2......................     2.30%       5,423,268     8.888164       48,202,899
American Funds Growth Fund --
 Class 2......................     2.35%           7,232    12.678468           91,689
American Funds Growth Fund --
 Class 2......................     2.40%       1,086,626     8.854519        9,621,548
American Funds Growth Fund --
 Class 2......................     2.45%         657,555     8.879040        5,838,454
American Funds Growth Fund --
 Class 2......................     2.60%       1,369,233     8.852411       12,121,011
American Funds Growth-Income
 Fund -- Class 2..............     1.30%       1,737,353     1.174773        2,040,992
American Funds Growth-Income
 Fund -- Class 2..............     1.40%       2,672,190    12.332540       32,954,893
American Funds Growth-Income
 Fund -- Class 2..............     1.45%          15,561     1.168187           18,178
American Funds Growth-Income
 Fund -- Class 2..............     1.50%       4,703,558    12.550802       59,033,421
American Funds Growth-Income
 Fund -- Class 2..............     1.55%         243,985    12.212832        2,979,744
American Funds Growth-Income
 Fund -- Class 2..............     1.60%         730,714    12.211771        8,923,317
American Funds Growth-Income
 Fund -- Class 2..............     1.65%       1,960,292    12.448838       24,403,363
American Funds Growth-Income
 Fund -- Class 2..............     1.70%       1,524,861    12.427834       18,950,721
American Funds Growth-Income
 Fund -- Class 2..............     1.75%           3,078    12.093219           37,217
American Funds Growth-Income
 Fund -- Class 2..............     1.80%         491,377    12.077091        5,934,411
American Funds Growth-Income
 Fund -- Class 2..............     1.85%       7,421,556    12.326897       91,484,761
American Funds Growth-Income
 Fund -- Class 2..............     1.90%         436,980    12.031378        5,257,473
American Funds Growth-Income
 Fund -- Class 2..............     1.95%       2,729,053    12.010838       32,778,218
American Funds Growth-Income
 Fund -- Class 2..............     2.00%       2,829,050    12.263869       34,695,098
American Funds Growth-Income
 Fund -- Class 2..............     2.05%         402,202    12.242941        4,924,137
American Funds Growth-Income
 Fund -- Class 2..............     2.10%       2,579,501    11.949429       30,823,567
American Funds Growth-Income
 Fund -- Class 2..............     2.15%       1,486,331    11.933486       17,737,109
American Funds Growth-Income
 Fund -- Class 2..............     2.20%         753,589    12.180330        9,178,963
American Funds Growth-Income
 Fund -- Class 2..............     2.25%         651,676    12.164083        7,927,040
American Funds Growth-Income
 Fund -- Class 2..............     2.30%       3,109,140    11.983014       37,256,868
American Funds Growth-Income
 Fund -- Class 2..............     2.35%           7,406    11.761183           87,099
American Funds Growth-Income
 Fund -- Class 2..............     2.40%         747,118    11.937656        8,918,836
American Funds Growth-Income
 Fund -- Class 2..............     2.45%         433,017    12.099317        5,239,207

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                                  FEES      UNITS OWNED     UNIT FAIR      CONTRACT
                                (NOTE 3)  BY PARTICIPANTS    VALUE #       LIABILITY
                                --------  ---------------  -----------  ---------------
American Funds Growth-Income
 Fund -- Class 2..............     2.60%         679,018   $12.063035   $    8,191,019
American Funds International
 Fund -- Class 2..............     1.30%         799,484     1.520816        1,215,868
American Funds International
 Fund -- Class 2..............     1.40%         926,162    14.014181       12,979,399
American Funds International
 Fund -- Class 2..............     1.45%           6,863     1.512296           10,379
American Funds International
 Fund -- Class 2..............     1.50%       1,432,075     9.693916       13,882,415
American Funds International
 Fund -- Class 2..............     1.55%          83,288    13.852754        1,153,767
American Funds International
 Fund -- Class 2..............     1.60%         198,768    13.876899        2,758,285
American Funds International
 Fund -- Class 2..............     1.65%         394,847     9.615132        3,796,507
American Funds International
 Fund -- Class 2..............     1.70%         561,918     9.598975        5,393,837
American Funds International
 Fund -- Class 2..............     1.80%         299,636    13.723898        4,112,168
American Funds International
 Fund -- Class 2..............     1.85%       2,291,090     9.520987       21,813,438
American Funds International
 Fund -- Class 2..............     1.90%         109,299    13.671938        1,494,334
American Funds International
 Fund -- Class 2..............     1.95%         606,993    13.648603        8,284,608
American Funds International
 Fund -- Class 2..............     2.00%       1,481,887     9.472316       14,036,899
American Funds International
 Fund -- Class 2..............     2.05%         130,283     9.456126        1,231,973
American Funds International
 Fund -- Class 2..............     2.10%         764,261    13.578833       10,377,769
American Funds International
 Fund -- Class 2..............     2.15%         337,814    13.560710        4,581,002
American Funds International
 Fund -- Class 2..............     2.20%         175,854     9.407796        1,654,401
American Funds International
 Fund -- Class 2..............     2.25%         179,486     9.395254        1,686,313
American Funds International
 Fund -- Class 2..............     2.30%       1,855,687    10.271464       19,060,621
American Funds International
 Fund -- Class 2..............     2.35%             143    13.364926            1,916
American Funds International
 Fund -- Class 2..............     2.40%         258,556    10.232625        2,645,707
American Funds International
 Fund -- Class 2..............     2.45%         110,785     9.345269        1,035,313
American Funds International
 Fund -- Class 2..............     2.60%         576,023     9.317239        5,366,943
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.30%          38,207     1.684898           64,375
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.40%         234,134    17.361379        4,064,887
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.50%         425,992    12.558913        5,350,002
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.55%          43,603    17.192908          749,663
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.60%          76,855    17.191326        1,321,234
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.65%         133,712    12.456875        1,665,633
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.70%         143,889    12.435896        1,789,385
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.75%           1,450    17.024472           24,693
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.80%          57,849    17.001784          983,533
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.85%         609,270    12.334816        7,515,239
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.90%          54,415    16.937437          921,643
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.95%         227,681    16.908522        3,849,743
American Funds Global Small
 Capitalization Fund --
 Class 2......................     2.00%         334,362    12.271781        4,103,218
American Funds Global Small
 Capitalization Fund --
 Class 2......................     2.05%          34,588    12.250854          423,727
American Funds Global Small
 Capitalization Fund --
 Class 2......................     2.10%         223,456    16.822129        3,759,001
American Funds Global Small
 Capitalization Fund --
 Class 2......................     2.15%         106,658    16.799682        1,791,814
American Funds Global Small
 Capitalization Fund --
 Class 2......................     2.20%          65,889    12.188210          803,075
American Funds Global Small
 Capitalization Fund --
 Class 2......................     2.25%          70,386    12.171943          856,733
American Funds Global Small
 Capitalization Fund --
 Class 2......................     2.30%         312,444    12.324734        3,850,791
American Funds Global Small
 Capitalization Fund --
 Class 2......................     2.35%             104    16.557086            1,724
American Funds Global Small
 Capitalization Fund --
 Class 2......................     2.40%         125,702    12.278087        1,543,385
American Funds Global Small
 Capitalization Fund --
 Class 2......................     2.45%          40,151    12.107195          486,120
American Funds Global Small
 Capitalization Fund --
 Class 2......................     2.60%         111,899    12.070920        1,350,729
Fidelity VIP Equity-Income --
 Class SRV2...................     0.75%          30,866    10.452282          322,620

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                  FEES      UNITS OWNED     UNIT FAIR      CONTRACT
                                (NOTE 3)  BY PARTICIPANTS    VALUE #       LIABILITY
                                --------  ---------------  -----------  ---------------
Fidelity VIP Equity-Income --
 Class SRV2...................     0.95%           7,204   $10.434784   $       75,169
Fidelity VIP Equity-Income --
 Class SRV2...................     1.05%             100    10.426041            1,041
Fidelity VIP Equity-Income --
 Class SRV2...................     1.15%         444,882    10.417313        4,634,474
Fidelity VIP Equity-Income --
 Class SRV2...................     1.25%          17,398    10.408578          181,084
Fidelity VIP Equity-Income --
 Class SRV2...................     1.35%         226,117    10.399863        2,351,589
Fidelity VIP Equity-Income --
 Class SRV2...................     1.45%          59,427    10.391148          617,511
Fidelity VIP Equity-Income --
 Class SRV2...................     1.55%           1,438    10.382456           14,931
Fidelity VIP Equity-Income --
 Class SRV2...................     1.60%         396,935    10.378093        4,119,429
Fidelity VIP Equity-Income --
 Class SRV2...................     1.65%         859,307    10.373755        8,914,239
Fidelity VIP Equity-Income --
 Class SRV2...................     1.80%         246,605    10.360723        2,555,002
Fidelity VIP Equity-Income --
 Class SRV2...................     1.85%           4,921    10.356377           50,969
Fidelity VIP Equity-Income --
 Class SRV2...................     1.90%          71,926    10.352043          744,583
Fidelity VIP Equity-Income --
 Class SRV2...................     1.95%          90,022    10.347704          931,525
Fidelity VIP Equity-Income --
 Class SRV2...................     2.10%         897,022    10.334710        9,270,464
Fidelity VIP Equity-Income --
 Class SRV2...................     2.15%          25,245    10.330375          260,794
Fidelity VIP Equity-Income --
 Class SRV2...................     2.40%         111,820    10.308759        1,152,730
Fidelity VIP Equity-Income --
 Class SRV2...................     2.45%           2,965    10.304441           30,550
Fidelity VIP Growth -- Class
 SRV2.........................     0.75%           4,441    10.702519           47,530
Fidelity VIP Growth -- Class
 SRV2.........................     1.05%           1,536    10.675653           16,395
Fidelity VIP Growth -- Class
 SRV2.........................     1.15%         116,688    10.666705        1,244,680
Fidelity VIP Growth -- Class
 SRV2.........................     1.25%             899    10.657780            9,579
Fidelity VIP Growth -- Class
 SRV2.........................     1.35%          45,990    10.648855          489,743
Fidelity VIP Growth -- Class
 SRV2.........................     1.45%          12,953    10.639936          137,816
Fidelity VIP Growth -- Class
 SRV2.........................     1.60%          69,962    10.626579          743,456
Fidelity VIP Growth -- Class
 SRV2.........................     1.65%         181,939    10.622116        1,932,581
Fidelity VIP Growth -- Class
 SRV2.........................     1.80%          33,676    10.608783          357,258
Fidelity VIP Growth -- Class
 SRV2.........................     1.85%             701    10.604336            7,439
Fidelity VIP Growth -- Class
 SRV2.........................     1.90%          10,986    10.599904          116,450
Fidelity VIP Growth -- Class
 SRV2.........................     1.95%          20,010    10.595464          212,018
Fidelity VIP Growth -- Class
 SRV2.........................     2.10%         171,166    10.582152        1,811,306
Fidelity VIP Growth -- Class
 SRV2.........................     2.15%           3,631    10.577713           38,404
Fidelity VIP Growth -- Class
 SRV2.........................     2.40%          26,582    10.555587          280,586
Fidelity VIP Growth -- Class
 SRV2.........................     2.45%           1,936    10.551172           20,432
Fidelity VIP Contrafund --
 Class SRV2...................     0.75%         271,389    11.401061        3,094,122
Fidelity VIP Contrafund --
 Class SRV2...................     0.95%          52,322    11.381980          595,532
Fidelity VIP Contrafund --
 Class SRV2...................     1.05%          15,785    11.372443          179,513
Fidelity VIP Contrafund --
 Class SRV2...................     1.15%         837,723    11.362931        9,518,992
Fidelity VIP Contrafund --
 Class SRV2...................     1.25%         122,187    11.353417        1,387,236
Fidelity VIP Contrafund --
 Class SRV2...................     1.35%         428,394    11.343907        4,859,660
Fidelity VIP Contrafund --
 Class SRV2...................     1.45%          95,163    11.334412        1,078,613
Fidelity VIP Contrafund --
 Class SRV2...................     1.55%          31,642    11.324922          358,341
Fidelity VIP Contrafund --
 Class SRV2...................     1.60%         747,653    11.320187        8,463,572
Fidelity VIP Contrafund --
 Class SRV2...................     1.65%       1,763,634    11.315439       19,956,295
Fidelity VIP Contrafund --
 Class SRV2...................     1.80%         467,693    11.301236        5,285,514
Fidelity VIP Contrafund --
 Class SRV2...................     1.85%          27,900    11.296503          315,171
Fidelity VIP Contrafund --
 Class SRV2...................     1.90%          86,629    11.291768          978,190
Fidelity VIP Contrafund --
 Class SRV2...................     1.95%         119,152    11.287047        1,344,873
Fidelity VIP Contrafund --
 Class SRV2...................     2.10%       2,198,852    11.272875       24,787,382

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                                  FEES      UNITS OWNED     UNIT FAIR      CONTRACT
                                (NOTE 3)  BY PARTICIPANTS    VALUE #       LIABILITY
                                --------  ---------------  -----------  ---------------
Fidelity VIP Contrafund --
 Class SRV2...................     2.15%          89,949   $11.268152   $    1,013,563
Fidelity VIP Contrafund --
 Class SRV2...................     2.40%         299,994    11.244583        3,373,307
Fidelity VIP Contrafund --
 Class SRV2...................     2.45%          18,679    11.239872          209,950
Fidelity VIP Mid Cap -- Class
 SRV2.........................     0.75%          67,233    11.255439          756,742
Fidelity VIP Mid Cap -- Class
 SRV2.........................     0.95%           3,730    11.236594           41,910
Fidelity VIP Mid Cap -- Class
 SRV2.........................     1.05%           3,170    11.227184           35,587
Fidelity VIP Mid Cap -- Class
 SRV2.........................     1.15%         272,951    11.217794        3,061,909
Fidelity VIP Mid Cap -- Class
 SRV2.........................     1.25%          34,938    11.208405          391,598
Fidelity VIP Mid Cap -- Class
 SRV2.........................     1.35%         127,125    11.199012        1,423,679
Fidelity VIP Mid Cap -- Class
 SRV2.........................     1.45%          47,741    11.189644          534,208
Fidelity VIP Mid Cap -- Class
 SRV2.........................     1.55%             948    11.180267           10,594
Fidelity VIP Mid Cap -- Class
 SRV2.........................     1.60%         412,646    11.175585        4,611,555
Fidelity VIP Mid Cap -- Class
 SRV2.........................     1.65%         486,863    11.170902        5,438,701
Fidelity VIP Mid Cap -- Class
 SRV2.........................     1.80%         124,309    11.156876        1,386,895
Fidelity VIP Mid Cap -- Class
 SRV2.........................     1.85%          11,141    11.152204          124,244
Fidelity VIP Mid Cap -- Class
 SRV2.........................     1.90%          45,011    11.147538          501,764
Fidelity VIP Mid Cap -- Class
 SRV2.........................     1.95%          39,070    11.142867          435,349
Fidelity VIP Mid Cap -- Class
 SRV2.........................     2.10%         700,461    11.128882        7,795,353
Fidelity VIP Mid Cap -- Class
 SRV2.........................     2.15%          46,132    11.124220          513,181
Fidelity VIP Mid Cap -- Class
 SRV2.........................     2.40%         319,251    11.100943        3,543,991
Fidelity VIP Mid Cap -- Class
 SRV2.........................     2.45%           4,189    11.096304           46,478
Fidelity VIP Value
 Strategies -- Class SRV2.....     0.75%           3,237    10.475321           33,907
Fidelity VIP Value
 Strategies -- Class SRV2.....     0.95%             246    10.457786            2,568
Fidelity VIP Value
 Strategies -- Class SRV2.....     1.15%          13,171    10.440272          137,504
Fidelity VIP Value
 Strategies -- Class SRV2.....     1.25%          13,071    10.431533          136,355
Fidelity VIP Value
 Strategies -- Class SRV2.....     1.35%           3,845    10.422801           40,078
Fidelity VIP Value
 Strategies -- Class SRV2.....     1.45%           8,343    10.414076           86,889
Fidelity VIP Value
 Strategies -- Class SRV2.....     1.55%             480    10.405348            5,000
Fidelity VIP Value
 Strategies -- Class SRV2.....     1.60%          15,955    10.400992          165,948
Fidelity VIP Value
 Strategies -- Class SRV2.....     1.65%          20,485    10.396630          212,970
Fidelity VIP Value
 Strategies -- Class SRV2.....     1.80%           8,529    10.383573           88,561
Fidelity VIP Value
 Strategies -- Class SRV2.....     1.85%             186    10.379236            1,934
Fidelity VIP Value
 Strategies -- Class SRV2.....     1.90%           2,769    10.374882           28,726
Fidelity VIP Value
 Strategies -- Class SRV2.....     1.95%           5,587    10.370532           57,936
Fidelity VIP Value
 Strategies -- Class SRV2.....     2.10%         158,127    10.357510        1,637,800
Fidelity VIP Value
 Strategies -- Class SRV2.....     2.15%           4,192    10.353170           43,402
Fidelity VIP Value
 Strategies -- Class SRV2.....     2.40%           3,075    10.331500           31,769
Fidelity VIP Value
 Strategies -- Class SRV2.....     2.45%           1,979    10.327175           20,439
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.30%         600,907     1.105640          664,385
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.40%         358,871    12.648861        4,539,304
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.45%           8,501     1.099438            9,347
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.50%       1,252,427     7.233379        9,059,277
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.55%          80,149    12.526071        1,003,953
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.60%         103,066    12.524934        1,290,895
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.65%         326,917     7.174582        2,345,495
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.70%         245,638     7.162512        1,759,382
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.75%           3,759    12.403324           46,619
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.80%          47,921    12.386788          593,590

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                  FEES      UNITS OWNED     UNIT FAIR      CONTRACT
                                (NOTE 3)  BY PARTICIPANTS    VALUE #       LIABILITY
                                --------  ---------------  -----------  ---------------
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.85%       1,304,451   $ 7.104314   $    9,267,230
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.90%          39,374    12.339928          485,868
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.95%         339,994    12.318841        4,188,338
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     2.00%         433,271     7.067963        3,062,340
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     2.05%          67,926     7.055894          479,276
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     2.10%         275,683    12.255856        3,378,736
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     2.15%         204,673    12.239496        2,505,090
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     2.20%         177,897     7.019815        1,248,801
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     2.25%         139,273     7.010457          976,366
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     2.30%         878,224     7.038104        6,181,032
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     2.35%             109    12.062730            1,317
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     2.40%         143,526     7.011484        1,006,329
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     2.45%         122,474     6.973142          854,025
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     2.60%         129,054     6.952213          897,212
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.30%         160,836     1.331024          214,077
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.40%         498,600    14.548230        7,253,741
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.50%         784,165    13.930644       10,923,918
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.55%          44,041    14.407047          634,502
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.60%         178,359    14.405771        2,569,403
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.65%         195,930    13.817502        2,707,256
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.70%         160,104    13.794266        2,208,516
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.80%         112,251    14.246958        1,599,233
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.85%         899,827    13.682239       12,311,646
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.90%          62,473    14.193030          886,686
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.95%         624,333    14.168791        8,846,048
Franklin Strategic Income
 Securities Fund --
 Class 1......................     2.00%         546,110    13.612251        7,433,788
Franklin Strategic Income
 Securities Fund --
 Class 1......................     2.05%          58,772    13.588996          798,658
Franklin Strategic Income
 Securities Fund --
 Class 1......................     2.10%         685,953    14.096324        9,669,419
Franklin Strategic Income
 Securities Fund --
 Class 1......................     2.15%         374,767    14.077530        5,275,800
Franklin Strategic Income
 Securities Fund --
 Class 1......................     2.20%         187,567    13.519516        2,535,818
Franklin Strategic Income
 Securities Fund --
 Class 1......................     2.25%         130,483    13.501459        1,761,710
Franklin Strategic Income
 Securities Fund --
 Class 1......................     2.30%         929,202    13.406176       12,457,048
Franklin Strategic Income
 Securities Fund --
 Class 1......................     2.35%             155    13.874368            2,150
Franklin Strategic Income
 Securities Fund --
 Class 1......................     2.40%         137,450    13.355440        1,835,711
Franklin Strategic Income
 Securities Fund --
 Class 1......................     2.45%          78,300    13.429528        1,051,536
Franklin Strategic Income
 Securities Fund --
 Class 1......................     2.60%         156,212    13.389254        2,091,564
Franklin Mutual Shares
 Securities Fund --
 Class 2......................     1.30%         317,568     1.280557          406,665
Franklin Mutual Shares
 Securities Fund --
 Class 2......................     1.40%         879,019    15.005045       13,189,714
Franklin Mutual Shares
 Securities Fund --
 Class 2......................     1.50%       1,439,592    14.819429       21,333,935
Franklin Mutual Shares
 Securities Fund --
 Class 2......................     1.55%          88,814    14.859421        1,319,728
Franklin Mutual Shares
 Securities Fund --
 Class 2......................     1.60%         239,884    14.858105        3,564,219
Franklin Mutual Shares
 Securities Fund --
 Class 2......................     1.65%         576,116    14.699081        8,468,371
Franklin Mutual Shares
 Securities Fund --
 Class 2......................     1.70%         503,142    14.674313        7,383,257
Franklin Mutual Shares
 Securities Fund --
 Class 2......................     1.75%           3,798    14.713910           55,883
Franklin Mutual Shares
 Securities Fund --
 Class 2......................     1.80%         156,957    14.694266        2,306,371
Franklin Mutual Shares
 Securities Fund --
 Class 2......................     1.85%       2,273,547    14.555072       33,091,637
Franklin Mutual Shares
 Securities Fund --
 Class 2......................     1.90%         149,275    14.638667        2,185,185
Franklin Mutual Shares
 Securities Fund --
 Class 2......................     1.95%         794,209    14.613661       11,606,297

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                                  FEES      UNITS OWNED     UNIT FAIR      CONTRACT
                                (NOTE 3)  BY PARTICIPANTS    VALUE #       LIABILITY
                                --------  ---------------  -----------  ---------------
Franklin Mutual Shares
 Securities Fund --
 Class 2......................     2.00%         916,877   $14.480653   $   13,276,976
Franklin Mutual Shares
 Securities Fund --
 Class 2......................     2.05%         125,224    14.455931        1,810,233
Franklin Mutual Shares
 Securities Fund --
 Class 2......................     2.10%         785,788    14.538918       11,424,501
Franklin Mutual Shares
 Securities Fund --
 Class 2......................     2.15%         645,303    14.519518        9,369,486
Franklin Mutual Shares
 Securities Fund --
 Class 2......................     2.20%         280,817    14.381986        4,038,710
Franklin Mutual Shares
 Securities Fund --
 Class 2......................     2.25%         210,987    14.362819        3,030,374
Franklin Mutual Shares
 Securities Fund --
 Class 2......................     2.30%       1,135,843    13.810974       15,687,104
Franklin Mutual Shares
 Securities Fund --
 Class 2......................     2.35%           1,278    14.309946           18,293
Franklin Mutual Shares
 Securities Fund --
 Class 2......................     2.40%         239,205    13.758692        3,291,145
Franklin Mutual Shares
 Securities Fund --
 Class 2......................     2.45%         231,761    14.286334        3,311,011
Franklin Mutual Shares
 Securities Fund --
 Class 2......................     2.60%         261,129    14.243479        3,719,389
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.30%          47,487     2.114912          100,430
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.40%         233,466    16.253770        3,794,709
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.45%           5,284     2.103059           11,112
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.50%         165,126    17.180669        2,836,967
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.55%          38,104    16.095973          613,327
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.60%          36,861    16.094630          593,263
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.65%          46,806    17.041086          797,623
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.70%          22,808    17.012402          388,017
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.75%           1,699    15.938382           27,077
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.80%          27,870    15.917114          443,617
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.85%         328,677    16.874257        5,546,187
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.90%          20,216    15.856872          320,562
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.95%          85,920    15.829803        1,360,091
Templeton Developing Markets
 Securities Fund --
 Class 1......................     2.00%         107,628    16.787954        1,806,858
Templeton Developing Markets
 Securities Fund --
 Class 1......................     2.05%          57,019    16.759303          955,597
Templeton Developing Markets
 Securities Fund --
 Class 1......................     2.10%         107,593    15.748903        1,694,471
Templeton Developing Markets
 Securities Fund --
 Class 1......................     2.15%          67,289    15.727906        1,058,311
Templeton Developing Markets
 Securities Fund --
 Class 1......................     2.20%          15,764    16.673667          262,848
Templeton Developing Markets
 Securities Fund --
 Class 1......................     2.25%          32,949    16.651436          548,640
Templeton Developing Markets
 Securities Fund --
 Class 1......................     2.30%         182,408    18.772957        3,424,344
Templeton Developing Markets
 Securities Fund --
 Class 1......................     2.35%              79    15.500807            1,230
Templeton Developing Markets
 Securities Fund --
 Class 1......................     2.40%          56,124    18.701938        1,049,621
Templeton Developing Markets
 Securities Fund --
 Class 1......................     2.45%          15,071    16.562801          249,622
Templeton Developing Markets
 Securities Fund --
 Class 1......................     2.60%          45,705    16.513159          754,739
Templeton Growth Securities
 Fund -- Class 2..............     1.30%          49,436     1.253557           61,971
Templeton Growth Securities
 Fund -- Class 2..............     1.40%         307,044    13.301155        4,084,037
Templeton Growth Securities
 Fund -- Class 2..............     1.50%         540,511    12.717776        6,874,095
Templeton Growth Securities
 Fund -- Class 2..............     1.55%          41,477    13.172099          546,340
Templeton Growth Securities
 Fund -- Class 2..............     1.60%         135,364    13.170916        1,782,868
Templeton Growth Securities
 Fund -- Class 2..............     1.65%         168,801    12.614459        2,129,329
Templeton Growth Securities
 Fund -- Class 2..............     1.70%          85,493    12.593216        1,076,632
Templeton Growth Securities
 Fund -- Class 2..............     1.75%             648    13.043076            8,451
Templeton Growth Securities
 Fund -- Class 2..............     1.80%          90,942    13.025677        1,184,587
Templeton Growth Securities
 Fund -- Class 2..............     1.85%         774,804    12.490892        9,677,989
Templeton Growth Securities
 Fund -- Class 2..............     1.90%          38,742    12.976365          502,736
Templeton Growth Securities
 Fund -- Class 2..............     1.95%         345,263    12.954191        4,472,606
Templeton Growth Securities
 Fund -- Class 2..............     2.00%         501,244    12.427004        6,228,961

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                  FEES      UNITS OWNED     UNIT FAIR      CONTRACT
                                (NOTE 3)  BY PARTICIPANTS    VALUE #       LIABILITY
                                --------  ---------------  -----------  ---------------
Templeton Growth Securities
 Fund -- Class 2..............     2.05%          59,344   $12.405792   $      736,204
Templeton Growth Securities
 Fund -- Class 2..............     2.10%         343,229    12.887970        4,423,519
Templeton Growth Securities
 Fund -- Class 2..............     2.15%         260,321    12.870786        3,350,533
Templeton Growth Securities
 Fund -- Class 2..............     2.20%         108,079    12.342321        1,333,951
Templeton Growth Securities
 Fund -- Class 2..............     2.25%          52,916    12.325858          652,234
Templeton Growth Securities
 Fund -- Class 2..............     2.30%         428,567    12.601220        5,400,471
Templeton Growth Securities
 Fund -- Class 2..............     2.35%           3,002    12.684957           38,074
Templeton Growth Securities
 Fund -- Class 2..............     2.40%         123,370    12.553502        1,548,725
Templeton Growth Securities
 Fund -- Class 2..............     2.45%          66,907    12.260239          820,290
Templeton Growth Securities
 Fund -- Class 2..............     2.60%         142,256    12.223467        1,738,859
Hartford Advisers HLS Fund --
 Class IA.....................     0.75%         273,427     1.102727          301,514
Hartford Advisers HLS Fund --
 Class IA.....................     0.95%          51,070     1.100881           56,222
Hartford Advisers HLS Fund --
 Class IA.....................     1.05%          64,702     1.099959           71,169
Hartford Advisers HLS Fund --
 Class IA.....................     1.15%       2,159,687     1.090110        2,354,297
Hartford Advisers HLS Fund --
 Class IA.....................     1.25%          60,250     4.792810          288,765
Hartford Advisers HLS Fund --
 Class IA.....................     1.35%         459,230     1.082654          497,188
Hartford Advisers HLS Fund --
 Class IA.....................     1.45%          65,403     4.745870          310,395
Hartford Advisers HLS Fund --
 Class IA.....................     1.55%          36,002     1.171561           42,179
Hartford Advisers HLS Fund --
 Class IA.....................     1.60%         380,037     4.698687        1,785,674
Hartford Advisers HLS Fund --
 Class IA.....................     1.65%       4,110,792     1.098366        4,515,154
Hartford Advisers HLS Fund --
 Class IA.....................     1.80%         109,015     4.666660          508,736
Hartford Advisers HLS Fund --
 Class IA.....................     1.85%          71,727     1.087589           78,009
Hartford Advisers HLS Fund --
 Class IA.....................     1.90%         125,602     1.086517          136,469
Hartford Advisers HLS Fund --
 Class IA.....................     1.95%         112,589     4.642803          522,728
Hartford Advisers HLS Fund --
 Class IA.....................     2.10%       3,124,568     1.079116        3,371,771
Hartford Advisers HLS Fund --
 Class IA.....................     2.15%         358,518     1.076105          385,803
Hartford Advisers HLS Fund --
 Class IA.....................     2.40%         333,555     1.081969          360,896
Hartford Advisers HLS Fund --
 Class IA.....................     2.45%         124,508     1.081514          134,657
Hartford Total Return Bond HLS
 Fund -- Class IA.............     0.75%       2,516,563     1.475829        3,714,016
Hartford Total Return Bond HLS
 Fund -- Class IA.............     0.95%         319,432     1.473353          470,636
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.05%          77,709     1.472124          114,397
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.15%      10,950,283     1.458910       15,975,477
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.25%         436,304     3.138999        1,369,558
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.35%       6,008,474     1.448955        8,706,008
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.45%         605,939     3.108243        1,883,406
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.55%         130,646     1.413646          184,688
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.60%       5,008,164     3.077360       15,411,924
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.65%      23,472,434     1.395199       32,748,717
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.80%       3,208,916     3.056399        9,807,728
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.85%         316,422     1.381512          437,141
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.90%         134,495    13.074947        1,758,521
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.95%         808,545     3.040765        2,458,597
Hartford Total Return Bond HLS
 Fund -- Class IA.............     2.10%      27,612,520     1.370757       37,850,055
Hartford Total Return Bond HLS
 Fund -- Class IA.............     2.15%         771,814     1.366908        1,054,999
Hartford Total Return Bond HLS
 Fund -- Class IA.............     2.40%       3,151,923     1.455551        4,587,785
Hartford Total Return Bond HLS
 Fund -- Class IA.............     2.45%          65,510     1.454940           95,313
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     0.75%       2,445,544     1.388704        3,396,138
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     0.95%         546,383     1.386382          757,496

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                                  FEES      UNITS OWNED     UNIT FAIR      CONTRACT
                                (NOTE 3)  BY PARTICIPANTS    VALUE #       LIABILITY
                                --------  ---------------  -----------  ---------------
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.05%         204,096   $ 1.385223   $      282,719
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.15%       6,879,762     1.372786        9,444,441
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.25%         526,055     3.288844        1,730,114
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.35%       3,126,944     1.363445        4,263,415
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.45%         303,378     3.256664          987,999
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.55%         256,258     1.324874          339,509
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.60%       2,160,069     3.224234        6,964,568
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.65%      14,250,715     1.306431       18,617,576
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.80%       1,002,798     3.202269        3,211,230
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.85%         160,723     1.293634          207,916
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.90%       1,008,729     1.292344        1,303,625
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.95%         302,792     3.185876          964,659
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     2.10%      11,902,537     1.283549       15,277,490
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     2.15%         774,451     1.279980          991,282
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     2.40%       2,508,471     1.286936        3,228,242
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     2.45%          11,814     1.286401           15,197
Hartford Focus HLS Fund --
 Class IA.....................     0.75%           2,751     1.092528            3,005
Hartford Focus HLS Fund --
 Class IA.....................     1.15%         198,404     1.080585          214,392
Hartford Focus HLS Fund --
 Class IA.....................     1.35%           1,580     1.073204            1,696
Hartford Focus HLS Fund --
 Class IA.....................     1.45%          31,987     1.065536           34,083
Hartford Focus HLS Fund --
 Class IA.....................     1.60%         142,631     1.058107          150,919
Hartford Focus HLS Fund --
 Class IA.....................     1.65%          88,620     1.055636           93,551
Hartford Focus HLS Fund --
 Class IA.....................     1.80%          16,980     1.050890           17,844
Hartford Focus HLS Fund --
 Class IA.....................     1.90%          38,345     1.044763           40,061
Hartford Focus HLS Fund --
 Class IA.....................     2.10%          42,081     1.037636           43,664
Hartford Focus HLS Fund --
 Class IA.....................     2.15%          22,223     1.034759           22,996
Hartford Focus HLS Fund --
 Class IA.....................     2.40%          95,134     1.040393           98,977
Hartford Global Advisers HLS
 Fund -- Class IA.............     0.75%         314,518     1.205504          379,149
Hartford Global Advisers HLS
 Fund -- Class IA.............     0.95%           4,616     1.203481            5,556
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.05%          20,613     1.202466           24,786
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.15%         199,488     1.191716          237,734
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.25%          31,739     1.891944           60,049
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.35%          67,177     1.183579           79,510
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.45%           7,052     1.873450           13,212
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.60%         184,518     1.854806          342,245
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.65%         427,734     1.211763          518,313
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.80%          30,248     1.842162           55,723
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.90%           5,343     1.198709            6,405
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.95%          18,597     1.832743           34,083
Hartford Global Advisers HLS
 Fund -- Class IA.............     2.10%         594,489     1.190538          707,762
Hartford Global Advisers HLS
 Fund -- Class IA.............     2.40%          18,988     1.193690           22,666
Hartford Global Leaders HLS
 Fund -- Class IA.............     0.75%         177,361     1.266039          224,547
Hartford Global Leaders HLS
 Fund -- Class IA.............     0.95%          54,658     1.263930           69,084
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.05%         113,938     1.262866          143,889
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.15%         374,021     1.251555          468,108
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.25%          57,029     1.873797          106,862
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.35%         182,388     1.243040          226,716
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.45%          15,339     1.855434           28,461

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                  FEES      UNITS OWNED     UNIT FAIR      CONTRACT
                                (NOTE 3)  BY PARTICIPANTS    VALUE #       LIABILITY
                                --------  ---------------  -----------  ---------------
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.60%         291,550   $ 1.836968   $      535,568
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.65%         320,698     1.822920          584,607
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.80%          69,037     1.824465          125,956
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.90%           5,298    10.335847           54,757
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.95%          12,221     1.815139           22,182
Hartford Global Leaders HLS
 Fund -- Class IA.............     2.10%         568,054     1.790991        1,017,379
Hartford Global Leaders HLS
 Fund -- Class IA.............     2.40%          84,055     1.248662          104,956
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     0.75%         265,850     1.066732          283,592
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     0.95%          58,480     1.064946           62,278
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.05%          97,943     1.064054          104,217
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.15%      17,390,923     1.054512       18,338,937
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.25%         196,113     1.283934          251,797
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.35%       9,192,977     1.047331        9,628,089
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.45%       1,912,564     1.271369        2,431,575
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.60%      12,076,468     1.258710       15,200,771
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.65%      28,921,067     1.153106       33,349,056
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.80%       7,910,453     1.250140        9,889,173
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.85%          30,900     1.141776           35,281
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.90%         158,314    10.758210        1,703,170
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.95%       2,707,936     1.243761        3,368,025
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     2.10%      31,148,145     1.132895       35,287,578
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     2.15%         214,629     1.129742          242,475
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     2.40%       4,391,111     1.052077        4,619,787
Hartford Growth HLS Fund --
 Class IA.....................     0.75%         930,365     1.309557        1,218,366
Hartford Growth HLS Fund --
 Class IA.....................     0.95%         149,248     1.307366          195,121
Hartford Growth HLS Fund --
 Class IA.....................     1.05%          90,941     1.306271          118,793
Hartford Growth HLS Fund --
 Class IA.....................     1.15%       1,345,381     1.297765        1,745,988
Hartford Growth HLS Fund --
 Class IA.....................     1.25%         602,343     1.293037          778,852
Hartford Growth HLS Fund --
 Class IA.....................     1.35%         377,737     1.288948          486,883
Hartford Growth HLS Fund --
 Class IA.....................     1.45%         231,438     1.283575          297,069
Hartford Growth HLS Fund --
 Class IA.....................     1.55%         110,428     1.270895          140,342
Hartford Growth HLS Fund --
 Class IA.....................     1.60%         992,165     1.276512        1,266,510
Hartford Growth HLS Fund --
 Class IA.....................     1.65%       1,587,808     1.274184        2,023,159
Hartford Growth HLS Fund --
 Class IA.....................     1.80%         335,380     1.267835          425,206
Hartford Growth HLS Fund --
 Class IA.....................     1.85%          77,401     1.264874           97,903
Hartford Growth HLS Fund --
 Class IA.....................     1.90%         125,239     1.263599          158,252
Hartford Growth HLS Fund --
 Class IA.....................     1.95%         112,779     1.261337          142,253
Hartford Growth HLS Fund --
 Class IA.....................     2.10%       1,850,418     1.254984        2,322,245
Hartford Growth HLS Fund --
 Class IA.....................     2.15%         243,188     1.251490          304,347
Hartford Growth HLS Fund --
 Class IA.....................     2.40%          85,594     1.258313          107,704
Hartford Growth HLS Fund --
 Class IA.....................     2.45%             836     1.256062            1,050
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     0.75%         105,838     1.468754          155,450
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     0.95%         152,926     1.466293          224,235
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.05%           3,459     1.465061            5,067
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.15%       1,579,673     1.455585        2,299,348
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.25%         127,322     1.450274          184,652
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.35%         483,653     1.445688          699,211
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.45%         144,214     1.439641          207,617

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                                  FEES      UNITS OWNED     UNIT FAIR      CONTRACT
                                (NOTE 3)  BY PARTICIPANTS    VALUE #       LIABILITY
                                --------  ---------------  -----------  ---------------
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.55%          56,571   $ 1.425529   $       80,644
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.60%       1,701,893     1.431730        2,436,652
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.65%       2,551,336     1.429111        3,646,143
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.80%         235,456     1.421973          334,812
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.85%          16,107     1.418683           22,851
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.90%          14,277    14.610626          208,597
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.95%         407,925     1.414730          577,104
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     2.10%       3,837,700     1.407622        5,402,030
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     2.15%          65,652     1.403685           92,155
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     2.40%       1,326,888     1.448582        1,922,106
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     2.45%          30,703     1.408825           43,255
Hartford High Yield HLS
 Fund -- Class IA.............     0.75%         124,508     1.259370          156,800
Hartford High Yield HLS
 Fund -- Class IA.............     0.95%         186,013     1.257258          233,866
Hartford High Yield HLS
 Fund -- Class IA.............     1.15%         885,503     1.244947        1,102,404
Hartford High Yield HLS
 Fund -- Class IA.............     1.25%          82,877     1.295861          107,397
Hartford High Yield HLS
 Fund -- Class IA.............     1.35%         423,018     1.236450          523,040
Hartford High Yield HLS
 Fund -- Class IA.............     1.45%          59,376     1.283170           76,189
Hartford High Yield HLS
 Fund -- Class IA.............     1.55%           2,588     1.259324            3,259
Hartford High Yield HLS
 Fund -- Class IA.............     1.60%         846,246     1.270425        1,075,093
Hartford High Yield HLS
 Fund -- Class IA.............     1.65%       1,297,500     1.260723        1,635,788
Hartford High Yield HLS
 Fund -- Class IA.............     1.80%         525,642     1.261772          663,241
Hartford High Yield HLS
 Fund -- Class IA.............     1.85%          76,148     1.248395           95,063
Hartford High Yield HLS
 Fund -- Class IA.............     1.90%          11,459    10.850965          124,346
Hartford High Yield HLS
 Fund -- Class IA.............     1.95%         166,853     1.255316          209,454
Hartford High Yield HLS
 Fund -- Class IA.............     2.10%       1,709,662     1.238639        2,117,654
Hartford High Yield HLS
 Fund -- Class IA.............     2.15%          79,637     1.235194           98,368
Hartford High Yield HLS
 Fund -- Class IA.............     2.40%         204,239     1.242076          253,681
Hartford High Yield HLS
 Fund -- Class IA.............     2.45%          28,409     1.250060           35,513
Hartford Index HLS Fund --
 Class IA.....................     0.75%         140,097     0.984953          137,989
Hartford Index HLS Fund --
 Class IA.....................     1.15%         774,731     0.973664          754,328
Hartford Index HLS Fund --
 Class IA.....................     1.25%           2,415     4.732504           11,430
Hartford Index HLS Fund --
 Class IA.....................     1.35%         118,131     0.967048          114,238
Hartford Index HLS Fund --
 Class IA.....................     1.45%          17,175     4.686138           80,487
Hartford Index HLS Fund --
 Class IA.....................     1.60%          99,234     4.639530          460,399
Hartford Index HLS Fund --
 Class IA.....................     1.65%       1,170,915     1.021599        1,196,206
Hartford Index HLS Fund --
 Class IA.....................     1.80%          21,003     4.607917           96,780
Hartford Index HLS Fund --
 Class IA.....................     1.85%           1,878     1.011600            1,899
Hartford Index HLS Fund --
 Class IA.....................     1.90%         497,725     1.010595          502,998
Hartford Index HLS Fund --
 Class IA.....................     1.95%          80,223     4.584351          367,770
Hartford Index HLS Fund --
 Class IA.....................     2.10%       2,169,338     1.003699        2,177,362
Hartford Index HLS Fund --
 Class IA.....................     2.15%         229,188     1.000893          229,393
Hartford Index HLS Fund --
 Class IA.....................     2.40%         589,608     1.006357          593,356
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     0.75%         919,387     1.366664        1,256,493
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     0.95%         273,922     1.364383          373,734
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.05%         114,944     1.363241          156,696
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.15%       1,380,923     1.351706        1,866,602
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.25%         573,501     1.345402          771,589
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.35%         538,643     1.342521          723,139

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                  FEES      UNITS OWNED     UNIT FAIR      CONTRACT
                                (NOTE 3)  BY PARTICIPANTS    VALUE #       LIABILITY
                                --------  ---------------  -----------  ---------------
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.45%         250,718   $ 1.332908   $      334,184
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.55%         113,564     1.316145          149,467
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.60%       1,245,357     1.323600        1,648,354
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.65%       2,328,671     1.320506        3,075,025
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.80%         494,809     1.314571          650,461
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.90%         304,283     1.306960          397,686
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.95%         327,682     1.307881          428,569
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     2.10%       2,913,590     1.298056        3,782,003
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     2.40%         420,501     1.301496          547,280
Hartford International Small
 Company HLS Fund -- Class
 IA...........................     0.75%          76,520     1.822914          139,487
Hartford International Small
 Company HLS Fund -- Class
 IA...........................     1.05%           2,706     1.818341            4,920
Hartford International Small
 Company HLS Fund -- Class
 IA...........................     1.15%         444,639     1.802954          801,664
Hartford International Small
 Company HLS Fund -- Class
 IA...........................     1.25%          58,880     1.794538          105,663
Hartford International Small
 Company HLS Fund -- Class
 IA...........................     1.35%         105,654     1.790688          189,194
Hartford International Small
 Company HLS Fund -- Class
 IA...........................     1.45%          35,681     1.777886           63,437
Hartford International Small
 Company HLS Fund -- Class
 IA...........................     1.60%         526,122     1.765486          928,860
Hartford International Small
 Company HLS Fund -- Class
 IA...........................     1.65%         620,818     1.761356        1,093,481
Hartford International Small
 Company HLS Fund -- Class
 IA...........................     1.80%         212,052     1.753485          371,830
Hartford International Small
 Company HLS Fund -- Class
 IA...........................     1.90%          87,080     1.743284          151,805
Hartford International Small
 Company HLS Fund -- Class
 IA...........................     1.95%          60,606     1.744507          105,727
Hartford International Small
 Company HLS Fund -- Class
 IA...........................     2.10%       2,094,684     1.731413        3,626,764
Hartford International Small
 Company HLS Fund -- Class
 IA...........................     2.40%         169,863     1.735984          294,880
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     0.75%         427,240     1.130783          483,115
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     0.95%          53,410     1.128895           60,295
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.05%           6,708     1.127938            7,567
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.15%       4,233,274     1.117841        4,732,128
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.25%          72,224     2.094602          151,281
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.35%       2,105,676     1.110244        2,337,815
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.45%         290,570     2.074079          602,664
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.55%          18,291     1.211599           22,162
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.60%       1,782,425     2.053440        3,660,102
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.65%       6,604,304     1.148348        7,584,039
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.80%       1,098,382     2.039488        2,240,137
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.90%         341,473     1.136035          387,925
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.95%         383,263     2.029046          777,659
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     2.10%       8,142,042     1.128280        9,186,503
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     2.40%       1,048,806     1.131293        1,186,507
Hartford Money Market HLS
 Fund -- Class IA.............     0.75%         588,918     1.117034          657,843
Hartford Money Market HLS
 Fund -- Class IA.............     1.15%       2,386,560     1.104241        2,635,334
Hartford Money Market HLS
 Fund -- Class IA.............     1.25%           4,028     1.928786            7,769
Hartford Money Market HLS
 Fund -- Class IA.............     1.35%         703,594     1.096720          771,645
Hartford Money Market HLS
 Fund -- Class IA.............     1.45%          75,528     1.909880          144,249
Hartford Money Market HLS
 Fund -- Class IA.............     1.60%       2,184,072     1.890903        4,129,869
Hartford Money Market HLS
 Fund -- Class IA.............     1.65%       3,504,627     1.112417        3,898,607
Hartford Money Market HLS
 Fund -- Class IA.............     1.80%         604,553     1.878047        1,135,379
Hartford Money Market HLS
 Fund -- Class IA.............     1.85%         134,307     1.101538          147,944
Hartford Money Market HLS
 Fund -- Class IA.............     1.90%         646,664     1.013730          655,543
Hartford Money Market HLS
 Fund -- Class IA.............     1.95%         569,664     1.868422        1,064,373

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                                  FEES      UNITS OWNED     UNIT FAIR      CONTRACT
                                (NOTE 3)  BY PARTICIPANTS    VALUE #       LIABILITY
                                --------  ---------------  -----------  ---------------
Hartford Money Market HLS
 Fund -- Class IA.............     2.10%       4,650,688   $ 1.061097   $    4,934,831
Hartford Money Market HLS
 Fund -- Class IA.............     2.15%         170,098     1.089892          185,389
Hartford Money Market HLS
 Fund -- Class IA.............     2.40%         626,340     0.993814          622,466
Hartford Money Market HLS
 Fund -- Class IA.............     2.45%          29,439     0.992855           29,228
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     0.75%          23,182     1.331509           30,866
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     0.95%           2,003     1.329280            2,663
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.15%         480,590     1.316290          632,596
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.25%          76,035     2.874630          218,572
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.35%         117,798     1.307293          153,996
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.45%          11,974     2.846490           34,083
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.60%         111,834     2.818200          315,170
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.65%         936,590     1.294012        1,211,959
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.80%          92,948     2.798994          260,162
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.85%          48,389     1.281310           62,001
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.90%          11,521     1.280049           14,747
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.95%          12,570     2.784679           35,003
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     2.10%       1,026,429     1.271336        1,304,936
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     2.15%         106,817     1.267789          135,422
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     2.40%          17,068     1.274696           21,756
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     2.45%          21,544     1.274155           27,451
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     0.75%         118,903     1.369036          162,780
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     0.95%         119,707     1.366751          163,609
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.05%             346     1.365603              473
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.15%       2,263,481     1.356746        3,070,968
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.25%          53,291     1.351765           72,037
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.35%         978,177     1.347499        1,318,092
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.45%         484,111     1.341909          649,633
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.55%          12,498     1.334315           16,677
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.60%       1,785,742     1.334495        2,383,064
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.65%       4,908,470     1.332086        6,538,504
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.80%       1,049,738     1.325436        1,391,360
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.85%          33,153     1.322329           43,840
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.90%          12,424    13.409682          166,604
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.95%         657,758     1.318639          867,345
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     2.10%       7,404,807     1.311979        9,714,952
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     2.15%         141,224     1.308346          184,769
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     2.40%       1,255,214     1.350235        1,694,833
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     2.45%          27,955     1.313122           36,709
Hartford Stock HLS Fund --
 Class IA.....................     0.75%         271,087     0.959768          260,181
Hartford Stock HLS Fund --
 Class IA.....................     0.95%          50,126     0.958160           48,029
Hartford Stock HLS Fund --
 Class IA.....................     1.05%          44,205     0.957347           42,319
Hartford Stock HLS Fund --
 Class IA.....................     1.15%       3,689,697     0.948764        3,500,651
Hartford Stock HLS Fund --
 Class IA.....................     1.25%           5,908     5.941747           35,104
Hartford Stock HLS Fund --
 Class IA.....................     1.35%       6,121,457     0.942296        5,768,224
Hartford Stock HLS Fund --
 Class IA.....................     1.45%          70,620     5.883525          415,493
Hartford Stock HLS Fund --
 Class IA.....................     1.55%          65,948     1.080721           71,271
Hartford Stock HLS Fund --
 Class IA.....................     1.60%         268,558     5.825026        1,564,360
Hartford Stock HLS Fund --
 Class IA.....................     1.65%       4,752,139     0.988625        4,698,084

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                  FEES      UNITS OWNED     UNIT FAIR      CONTRACT
                                (NOTE 3)  BY PARTICIPANTS    VALUE #       LIABILITY
                                --------  ---------------  -----------  ---------------
Hartford Stock HLS Fund --
 Class IA.....................     1.80%          99,926   $ 5.785318   $      578,104
Hartford Stock HLS Fund --
 Class IA.....................     1.85%          72,029     0.978930           70,512
Hartford Stock HLS Fund --
 Class IA.....................     1.90%          97,588     0.977952           95,437
Hartford Stock HLS Fund --
 Class IA.....................     1.95%          28,287     5.755738          162,813
Hartford Stock HLS Fund --
 Class IA.....................     2.10%       3,902,967     0.971292        3,790,921
Hartford Stock HLS Fund --
 Class IA.....................     2.15%       2,685,978     0.968570        2,601,558
Hartford Stock HLS Fund --
 Class IA.....................     2.40%         653,188     0.973852          636,108
Hartford Stock HLS Fund --
 Class IA.....................     2.45%          39,096     0.973451           38,058
Hartford U.S. Government
 Securities HLS Fund -- Class
 IA...........................     0.75%         355,989     1.107461          394,243
Hartford U.S. Government
 Securities HLS Fund -- Class
 IA...........................     0.95%          66,316     1.105606           73,320
Hartford U.S. Government
 Securities HLS Fund -- Class
 IA...........................     1.15%       6,241,876     1.097531        6,850,653
Hartford U.S. Government
 Securities HLS Fund -- Class
 IA...........................     1.25%          62,629     1.093489           68,484
Hartford U.S. Government
 Securities HLS Fund -- Class
 IA...........................     1.35%       3,291,502     1.090038        3,587,862
Hartford U.S. Government
 Securities HLS Fund -- Class
 IA...........................     1.45%         951,214     1.085505        1,032,548
Hartford U.S. Government
 Securities HLS Fund -- Class
 IA...........................     1.55%          16,210     1.075183           17,429
Hartford U.S. Government
 Securities HLS Fund -- Class
 IA...........................     1.60%       6,099,864     1.079552        6,585,121
Hartford U.S. Government
 Securities HLS Fund -- Class
 IA...........................     1.65%      11,235,765     1.077557       12,107,177
Hartford U.S. Government
 Securities HLS Fund -- Class
 IA...........................     1.80%       4,209,724     1.072186        4,513,607
Hartford U.S. Government
 Securities HLS Fund -- Class
 IA...........................     1.85%         108,355     1.069687          115,906
Hartford U.S. Government
 Securities HLS Fund -- Class
 IA...........................     1.90%         640,361     1.068629          684,308
Hartford U.S. Government
 Securities HLS Fund -- Class
 IA...........................     1.95%       1,023,717     1.066706        1,092,005
Hartford U.S. Government
 Securities HLS Fund -- Class
 IA...........................     2.10%      13,439,780     1.061313       14,263,813
Hartford U.S. Government
 Securities HLS Fund -- Class
 IA...........................     2.15%         494,743     1.058369          523,621
Hartford U.S. Government
 Securities HLS Fund -- Class
 IA...........................     2.40%       1,449,284     1.064156        1,542,264
Hartford U.S. Government
 Securities HLS Fund -- Class
 IA...........................     2.45%          86,891     1.062245           92,299
Hartford Value HLS Fund --
 Class IA.....................     0.75%          45,810     1.151031           52,728
Hartford Value HLS Fund --
 Class IA.....................     0.95%          16,429     1.149101           18,879
Hartford Value HLS Fund --
 Class IA.....................     1.05%          30,464     1.148144           34,977
Hartford Value HLS Fund --
 Class IA.....................     1.15%         579,624     1.138452          659,875
Hartford Value HLS Fund --
 Class IA.....................     1.25%          65,775     1.133134           74,532
Hartford Value HLS Fund --
 Class IA.....................     1.35%          18,861     1.130665           21,326
Hartford Value HLS Fund --
 Class IA.....................     1.45%          74,977     1.122616           84,171
Hartford Value HLS Fund --
 Class IA.....................     1.55%           9,014     1.108474            9,992
Hartford Value HLS Fund --
 Class IA.....................     1.60%         343,221     1.114765          382,610
Hartford Value HLS Fund --
 Class IA.....................     1.65%         651,272     1.112176          724,329
Hartford Value HLS Fund --
 Class IA.....................     1.80%          45,922     1.107177           50,843
Hartford Value HLS Fund --
 Class IA.....................     1.85%          32,805     1.101845           36,146
Hartford Value HLS Fund --
 Class IA.....................     1.90%         205,525     1.100735          226,228
Hartford Value HLS Fund --
 Class IA.....................     1.95%         180,679     1.101503          199,018
Hartford Value HLS Fund --
 Class IA.....................     2.10%         400,305     1.093227          437,624
Hartford Value HLS Fund --
 Class IA.....................     2.15%         194,599     1.090189          212,150
Hartford Value HLS Fund --
 Class IA.....................     2.40%         139,312     1.096127          152,704
Hartford Value HLS Fund --
 Class IA.....................     2.45%           2,602     1.096902            2,854
Hartford Value Opportunities
 HLS Fund -- Class IA.........     0.75%         368,684     1.420752          523,809
Hartford Value Opportunities
 HLS Fund -- Class IA.........     0.95%         226,775     1.418368          321,650
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.15%       1,055,492     1.407983        1,486,115
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.25%         231,949     1.402849          325,390
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.35%         326,826     1.398413          457,038

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________

                                  FEES      UNITS OWNED     UNIT FAIR      CONTRACT
                                (NOTE 3)  BY PARTICIPANTS    VALUE #       LIABILITY
                                --------  ---------------  -----------  ---------------
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.45%         225,235   $ 1.392614   $      313,665
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.55%          63,693     1.378946           87,829
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.60%       1,005,594     1.384944        1,392,692
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.65%       1,565,703     1.382405        2,164,436
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.80%         224,581     1.375497          308,911
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.85%           9,487     1.372295           13,019
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.90%           6,601    15.621752          103,125
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.95%         358,829     1.368493          491,055
Hartford Value Opportunities
 HLS Fund -- Class IA.........     2.10%       2,829,249     1.361582        3,852,254
Hartford Value Opportunities
 HLS Fund -- Class IA.........     2.15%          54,765     1.357788           74,360
Hartford Value Opportunities
 HLS Fund -- Class IA.........     2.40%         335,719     1.401232          470,420
Hartford Value Opportunities
 HLS Fund -- Class IA.........     2.45%          21,512     1.362775           29,316
Hartford Equity Income HLS
 Fund -- Class IA.............     0.75%       1,100,730     1.211673        1,333,724
Hartford Equity Income HLS
 Fund -- Class IA.............     0.95%         189,691     1.209641          229,458
Hartford Equity Income HLS
 Fund -- Class IA.............     1.05%         102,297     1.208635          123,640
Hartford Equity Income HLS
 Fund -- Class IA.............     1.15%         910,857     1.204430        1,097,064
Hartford Equity Income HLS
 Fund -- Class IA.............     1.25%       1,030,419     1.201827        1,238,385
Hartford Equity Income HLS
 Fund -- Class IA.............     1.35%         202,850     1.199229          243,264
Hartford Equity Income HLS
 Fund -- Class IA.............     1.45%         111,418     1.196656          133,329
Hartford Equity Income HLS
 Fund -- Class IA.............     1.55%          79,444     1.190940           94,613
Hartford Equity Income HLS
 Fund -- Class IA.............     1.60%         380,901     1.192781          454,332
Hartford Equity Income HLS
 Fund -- Class IA.............     1.65%         933,671     1.191490        1,112,460
Hartford Equity Income HLS
 Fund -- Class IA.............     1.80%         159,916     1.187631          189,921
Hartford Equity Income HLS
 Fund -- Class IA.............     1.85%           2,077     1.186340            2,464
Hartford Equity Income HLS
 Fund -- Class IA.............     1.90%          53,968     1.185167           63,962
Hartford Equity Income HLS
 Fund -- Class IA.............     1.95%         101,917     1.183789          120,648
Hartford Equity Income HLS
 Fund -- Class IA.............     2.10%         842,886     1.180044          994,642
Hartford Equity Income HLS
 Fund -- Class IA.............     2.15%          61,667     1.178686           72,686
Hartford Equity Income HLS
 Fund -- Class IA.............     2.40%          76,478     1.180208           90,259
Lord Abbett All Value
 Portfolio -- Class VC........     0.75%         211,137    10.612875        2,240,776
Lord Abbett All Value
 Portfolio -- Class VC........     0.95%          27,783    10.595089          294,362
Lord Abbett All Value
 Portfolio -- Class VC........     1.05%          18,997    10.586226          201,107
Lord Abbett All Value
 Portfolio -- Class VC........     1.15%          73,213    10.577348          774,400
Lord Abbett All Value
 Portfolio -- Class VC........     1.25%         123,717    10.568494        1,307,498
Lord Abbett All Value
 Portfolio -- Class VC........     1.35%          38,919    10.559635          410,966
Lord Abbett All Value
 Portfolio -- Class VC........     1.45%           6,718    10.550785           70,880
Lord Abbett All Value
 Portfolio -- Class VC........     1.55%          13,832    10.541946          145,821
Lord Abbett All Value
 Portfolio -- Class VC........     1.60%          56,614    10.537529          596,568
Lord Abbett All Value
 Portfolio -- Class VC........     1.65%         165,926    10.533116        1,747,721
Lord Abbett All Value
 Portfolio -- Class VC........     1.80%          66,099    10.519885          695,357
Lord Abbett All Value
 Portfolio -- Class VC........     1.85%           6,600    10.515478           69,404
Lord Abbett All Value
 Portfolio -- Class VC........     1.90%          12,252    10.511067          128,785
Lord Abbett All Value
 Portfolio -- Class VC........     1.95%           7,479    10.506667           78,579
Lord Abbett All Value
 Portfolio -- Class VC........     2.10%         414,646    10.493461        4,351,068
Lord Abbett All Value
 Portfolio -- Class VC........     2.15%           2,645    10.489065           27,747
Lord Abbett All Value
 Portfolio -- Class VC........     2.40%          13,878    10.467117          145,264
Lord Abbett All Value
 Portfolio -- Class VC........     2.45%             722    10.462724            7,557
Lord Abbett America's Value
 Portfolio -- Class VC........     0.75%         219,943    10.283680        2,261,824

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                  FEES      UNITS OWNED     UNIT FAIR      CONTRACT
                                (NOTE 3)  BY PARTICIPANTS    VALUE #       LIABILITY
                                --------  ---------------  -----------  ---------------
Lord Abbett America's Value
 Portfolio -- Class VC........     0.95%          45,492   $10.266463   $      467,039
Lord Abbett America's Value
 Portfolio -- Class VC........     1.05%          25,065    10.257848          257,109
Lord Abbett America's Value
 Portfolio -- Class VC........     1.15%          82,134    10.249267          841,812
Lord Abbett America's Value
 Portfolio -- Class VC........     1.25%         142,725    10.240679        1,461,601
Lord Abbett America's Value
 Portfolio -- Class VC........     1.35%          29,909    10.232095          306,032
Lord Abbett America's Value
 Portfolio -- Class VC........     1.45%          11,490    10.223529          117,470
Lord Abbett America's Value
 Portfolio -- Class VC........     1.55%          11,210    10.214961          114,505
Lord Abbett America's Value
 Portfolio -- Class VC........     1.60%          32,242    10.210682          329,208
Lord Abbett America's Value
 Portfolio -- Class VC........     1.65%         116,097    10.206407        1,184,934
Lord Abbett America's Value
 Portfolio -- Class VC........     1.80%          14,811    10.193575          150,980
Lord Abbett America's Value
 Portfolio -- Class VC........     1.85%             713    10.189314            7,270
Lord Abbett America's Value
 Portfolio -- Class VC........     1.90%             600    10.185039            6,114
Lord Abbett America's Value
 Portfolio -- Class VC........     1.95%          16,739    10.180766          170,420
Lord Abbett America's Value
 Portfolio -- Class VC........     2.10%          92,028    10.167987          935,737
Lord Abbett America's Value
 Portfolio -- Class VC........     2.15%             919    10.163716            9,340
Lord Abbett America's Value
 Portfolio -- Class VC........     2.40%           8,907    10.142435           90,343
Lord Abbett Bond-Debenture
 Portfolio -- Class VC........     0.75%         192,617    10.017399        1,929,526
Lord Abbett Bond-Debenture
 Portfolio -- Class VC........     0.95%          45,574    10.000600          455,771
Lord Abbett Bond-Debenture
 Portfolio -- Class VC........     1.05%          24,105     9.992230          240,864
Lord Abbett Bond-Debenture
 Portfolio -- Class VC........     1.15%         129,582     9.983859        1,293,725
Lord Abbett Bond-Debenture
 Portfolio -- Class VC........     1.25%         125,457     9.975497        1,251,492
Lord Abbett Bond-Debenture
 Portfolio -- Class VC........     1.35%          45,646     9.967135          454,956
Lord Abbett Bond-Debenture
 Portfolio -- Class VC........     1.45%          13,247     9.958779          131,922
Lord Abbett Bond-Debenture
 Portfolio -- Class VC........     1.55%           5,269     9.950441           52,433
Lord Abbett Bond-Debenture
 Portfolio -- Class VC........     1.60%          81,575     9.946268          811,365
Lord Abbett Bond-Debenture
 Portfolio -- Class VC........     1.65%         170,454     9.942093        1,694,671
Lord Abbett Bond-Debenture
 Portfolio -- Class VC........     1.80%          74,426     9.929608          739,024
Lord Abbett Bond-Debenture
 Portfolio -- Class VC........     1.85%          21,780     9.925439          216,176
Lord Abbett Bond-Debenture
 Portfolio -- Class VC........     1.90%           7,430     9.921284           73,714
Lord Abbett Bond-Debenture
 Portfolio -- Class VC........     1.95%          24,928     9.917127          247,217
Lord Abbett Bond-Debenture
 Portfolio -- Class VC........     2.10%         170,368     9.904660        1,687,441
Lord Abbett Bond-Debenture
 Portfolio -- Class VC........     2.15%          15,792     9.900507          156,352
Lord Abbett Bond-Debenture
 Portfolio -- Class VC........     2.40%           9,765     9.879781           96,476
Lord Abbett Bond-Debenture
 Portfolio -- Class VC........     2.45%           1,148     9.875645           11,339
Lord Abbett Growth and Income
 Portfolio -- Class VC........     0.75%         218,817    10.271292        2,247,530
Lord Abbett Growth and Income
 Portfolio -- Class VC........     0.95%          55,091    10.254077          564,904
Lord Abbett Growth and Income
 Portfolio -- Class VC........     1.05%          27,933    10.245497          286,191
Lord Abbett Growth and Income
 Portfolio -- Class VC........     1.15%         345,777    10.236905        3,539,682
Lord Abbett Growth and Income
 Portfolio -- Class VC........     1.25%         153,264    10.228329        1,567,633
Lord Abbett Growth and Income
 Portfolio -- Class VC........     1.35%         211,651    10.219762        2,163,019
Lord Abbett Growth and Income
 Portfolio -- Class VC........     1.45%          58,955    10.211186          602,002
Lord Abbett Growth and Income
 Portfolio -- Class VC........     1.55%          12,076    10.202636          123,204
Lord Abbett Growth and Income
 Portfolio -- Class VC........     1.60%         183,164    10.198357        1,867,969
Lord Abbett Growth and Income
 Portfolio -- Class VC........     1.65%         662,579    10.194091        6,754,394
Lord Abbett Growth and Income
 Portfolio -- Class VC........     1.80%         139,882    10.181274        1,424,173
Lord Abbett Growth and Income
 Portfolio -- Class VC........     1.85%          21,174    10.177006          215,486
Lord Abbett Growth and Income
 Portfolio -- Class VC........     1.90%          50,893    10.172749          517,719
Lord Abbett Growth and Income
 Portfolio -- Class VC........     1.95%          44,841    10.168483          455,964

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-42 ____________________________________

                                  FEES      UNITS OWNED     UNIT FAIR      CONTRACT
                                (NOTE 3)  BY PARTICIPANTS    VALUE #       LIABILITY
                                --------  ---------------  -----------  ---------------
Lord Abbett Growth and Income
 Portfolio -- Class VC........     2.10%         549,523   $10.155712   $    5,580,796
Lord Abbett Growth and Income
 Portfolio -- Class VC........     2.15%          41,439    10.151443          420,662
Lord Abbett Growth and Income
 Portfolio -- Class VC........     2.40%          67,902    10.130183          687,862
Lord Abbett Growth and Income
 Portfolio -- Class VC........     2.45%             366    10.125948            3,704
Lord Abbett Large-Cap Core
 Portfolio -- Class VC........     0.75%          98,962    10.641404        1,053,093
Lord Abbett Large-Cap Core
 Portfolio -- Class VC........     0.95%           2,403    10.627245           25,536
Lord Abbett Large-Cap Core
 Portfolio -- Class VC........     1.05%           5,167    10.620183           54,878
Lord Abbett Large-Cap Core
 Portfolio -- Class VC........     1.15%          31,707    10.613123          336,507
Lord Abbett Large-Cap Core
 Portfolio -- Class VC........     1.25%          13,617    10.606052          144,422
Lord Abbett Large-Cap Core
 Portfolio -- Class VC........     1.35%          13,195    10.599003          139,859
Lord Abbett Large-Cap Core
 Portfolio -- Class VC........     1.45%           8,763    10.591947           92,822
Lord Abbett Large-Cap Core
 Portfolio -- Class VC........     1.55%           1,044    10.584914           11,048
Lord Abbett Large-Cap Core
 Portfolio -- Class VC........     1.60%          16,334    10.581387          172,835
Lord Abbett Large-Cap Core
 Portfolio -- Class VC........     1.65%          93,129    10.577866          985,106
Lord Abbett Large-Cap Core
 Portfolio -- Class VC........     1.80%          16,768    10.567309          177,198
Lord Abbett Large-Cap Core
 Portfolio -- Class VC........     1.85%           3,761    10.563788           39,727
Lord Abbett Large-Cap Core
 Portfolio -- Class VC........     1.90%           4,470    10.560282           47,207
Lord Abbett Large-Cap Core
 Portfolio -- Class VC........     1.95%           2,992    10.556758           31,585
Lord Abbett Large-Cap Core
 Portfolio -- Class VC........     2.10%          63,224    10.546226          666,778
Lord Abbett Large-Cap Core
 Portfolio -- Class VC........     2.15%             986    10.542723           10,395
Lord Abbett Large-Cap Core
 Portfolio -- Class VC........     2.40%           5,469    10.525197           57,563
Lord Abbett Large-Cap Core
 Portfolio -- Class VC........     2.45%              87    10.521696              917
MFS Capital Opportunities
 Series -- Class INIT.........     1.30%          54,465     0.987187           53,767
MFS Capital Opportunities
 Series -- Class INIT.........     1.40%          25,022     8.482700          212,254
MFS Capital Opportunities
 Series -- Class INIT.........     1.50%         328,126     6.332378        2,077,821
MFS Capital Opportunities
 Series -- Class INIT.........     1.55%           6,586     8.400320           55,325
MFS Capital Opportunities
 Series -- Class INIT.........     1.60%          16,364     8.399546          137,451
MFS Capital Opportunities
 Series -- Class INIT.........     1.65%         157,844     6.280902          991,405
MFS Capital Opportunities
 Series -- Class INIT.........     1.70%         111,120     6.270339          696,762
MFS Capital Opportunities
 Series -- Class INIT.........     1.75%             371     8.318004            3,084
MFS Capital Opportunities
 Series -- Class INIT.........     1.80%           8,726     8.306901           72,488
MFS Capital Opportunities
 Series -- Class INIT.........     1.85%         290,794     6.219346        1,808,546
MFS Capital Opportunities
 Series -- Class INIT.........     1.90%           1,325     8.275443           10,962
MFS Capital Opportunities
 Series -- Class INIT.........     1.95%          41,570     8.261322          343,426
MFS Capital Opportunities
 Series -- Class INIT.........     2.00%          22,149     6.187537          137,046
MFS Capital Opportunities
 Series -- Class INIT.........     2.05%           1,912     6.176956           11,810
MFS Capital Opportunities
 Series -- Class INIT.........     2.10%         125,337     8.219077        1,030,150
MFS Capital Opportunities
 Series -- Class INIT.........     2.15%          22,950     8.208113          188,372
MFS Capital Opportunities
 Series -- Class INIT.........     2.20%          35,897     6.145380          220,601
MFS Capital Opportunities
 Series -- Class INIT.........     2.25%          37,826     6.137170          232,144
MFS Capital Opportunities
 Series -- Class INIT.........     2.30%          60,959     6.160040          375,511
MFS Capital Opportunities
 Series -- Class INIT.........     2.35%              25     8.089526              202
MFS Capital Opportunities
 Series -- Class INIT.........     2.40%          65,319     6.136741          400,849
MFS Capital Opportunities
 Series -- Class INIT.........     2.45%          15,043     6.104503           91,830
MFS Capital Opportunities
 Series -- Class INIT.........     2.60%          11,180     6.086183           68,042
MFS Emerging Growth Series --
 Class INIT...................     1.30%          28,806     1.070477           30,836
MFS Emerging Growth Series --
 Class INIT...................     1.40%          78,684     8.066515          634,709
MFS Emerging Growth Series --
 Class INIT...................     1.50%         375,366     5.369591        2,015,562

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                  FEES      UNITS OWNED     UNIT FAIR      CONTRACT
                                (NOTE 3)  BY PARTICIPANTS    VALUE #       LIABILITY
                                --------  ---------------  -----------  ---------------
MFS Emerging Growth Series --
 Class INIT...................     1.55%          17,037   $ 7.988180   $      136,094
MFS Emerging Growth Series --
 Class INIT...................     1.60%          31,075     7.987450          248,210
MFS Emerging Growth Series --
 Class INIT...................     1.65%         169,125     5.325912          900,745
MFS Emerging Growth Series --
 Class INIT...................     1.70%         101,782     5.316961          541,169
MFS Emerging Growth Series --
 Class INIT...................     1.80%          10,652     7.899352           84,142
MFS Emerging Growth Series --
 Class INIT...................     1.85%         534,807     5.273720        2,820,420
MFS Emerging Growth Series --
 Class INIT...................     1.90%          11,196     7.869435           88,103
MFS Emerging Growth Series --
 Class INIT...................     1.95%          46,982     7.855998          369,091
MFS Emerging Growth Series --
 Class INIT...................     2.00%          72,869     5.246762          382,325
MFS Emerging Growth Series --
 Class INIT...................     2.05%          82,323     5.237802          431,192
MFS Emerging Growth Series --
 Class INIT...................     2.10%          34,163     7.815817          267,010
MFS Emerging Growth Series --
 Class INIT...................     2.15%          30,462     7.805397          237,765
MFS Emerging Growth Series --
 Class INIT...................     2.20%          54,035     5.210985          281,578
MFS Emerging Growth Series --
 Class INIT...................     2.25%          40,862     5.204039          212,650
MFS Emerging Growth Series --
 Class INIT...................     2.30%         104,339     5.154280          537,790
MFS Emerging Growth Series --
 Class INIT...................     2.35%              27     7.692645              211
MFS Emerging Growth Series --
 Class INIT...................     2.40%          41,490     5.134777          213,040
MFS Emerging Growth Series --
 Class INIT...................     2.45%          11,863     5.176331           61,409
MFS Emerging Growth Series --
 Class INIT...................     2.60%          61,057     5.160816          315,106
MFS Investors Growth Stock
 Series -- Class INIT.........     1.30%           5,430     0.993086            5,392
MFS Investors Growth Stock
 Series -- Class INIT.........     1.40%          42,531     7.998221          340,169
MFS Investors Growth Stock
 Series -- Class INIT.........     1.50%         212,772     6.392827        1,360,215
MFS Investors Growth Stock
 Series -- Class INIT.........     1.55%           3,913     7.920573           30,989
MFS Investors Growth Stock
 Series -- Class INIT.........     1.60%          16,838     7.919846          133,355
MFS Investors Growth Stock
 Series -- Class INIT.........     1.65%         103,328     6.340849          655,187
MFS Investors Growth Stock
 Series -- Class INIT.........     1.70%          72,859     6.330174          461,208
MFS Investors Growth Stock
 Series -- Class INIT.........     1.80%          12,842     7.832500          100,581
MFS Investors Growth Stock
 Series -- Class INIT.........     1.85%         275,168     6.278730        1,727,707
MFS Investors Growth Stock
 Series -- Class INIT.........     1.90%           3,841     7.802834           29,972
MFS Investors Growth Stock
 Series -- Class INIT.........     1.95%          75,704     7.789507          589,694
MFS Investors Growth Stock
 Series -- Class INIT.........     2.00%          89,106     6.246617          556,612
MFS Investors Growth Stock
 Series -- Class INIT.........     2.05%           7,331     6.235943           45,713
MFS Investors Growth Stock
 Series -- Class INIT.........     2.10%          30,803     7.749652          238,709
MFS Investors Growth Stock
 Series -- Class INIT.........     2.15%          88,236     7.739333          682,891
MFS Investors Growth Stock
 Series -- Class INIT.........     2.20%          60,663     6.204043          376,357
MFS Investors Growth Stock
 Series -- Class INIT.........     2.25%          21,550     6.195757          133,516
MFS Investors Growth Stock
 Series -- Class INIT.........     2.30%         117,388     6.019705          706,641
MFS Investors Growth Stock
 Series -- Class INIT.........     2.35%              28     7.627559              210
MFS Investors Growth Stock
 Series -- Class INIT.........     2.40%          46,453     5.996884          278,572
MFS Investors Growth Stock
 Series -- Class INIT.........     2.45%          43,086     6.162767          265,532
MFS Investors Growth Stock
 Series -- Class INIT.........     2.60%          12,841     6.144286           78,898
MFS Investors Trust Series --
 Class INIT...................     1.30%          32,008     1.096187           35,084
MFS Investors Trust Series --
 Class INIT...................     1.40%         104,348     8.868538          925,418
MFS Investors Trust Series --
 Class INIT...................     1.50%         550,819     8.873257        4,887,557
MFS Investors Trust Series --
 Class INIT...................     1.55%          10,271     8.782435           90,202
MFS Investors Trust Series --
 Class INIT...................     1.60%          48,326     8.781654          424,382
MFS Investors Trust Series --
 Class INIT...................     1.65%         122,786     8.801162        1,080,656
MFS Investors Trust Series --
 Class INIT...................     1.70%         123,493     8.786317        1,085,049

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-44 ____________________________________

                                  FEES      UNITS OWNED     UNIT FAIR      CONTRACT
                                (NOTE 3)  BY PARTICIPANTS    VALUE #       LIABILITY
                                --------  ---------------  -----------  ---------------
MFS Investors Trust Series --
 Class INIT...................     1.75%           1,850   $ 8.696402   $       16,088
MFS Investors Trust Series --
 Class INIT...................     1.80%          79,379     8.684800          689,395
MFS Investors Trust Series --
 Class INIT...................     1.85%         331,587     8.714938        2,889,759
MFS Investors Trust Series --
 Class INIT...................     1.90%           8,145     8.651924           70,471
MFS Investors Trust Series --
 Class INIT...................     1.95%         268,675     8.637137        2,320,579
MFS Investors Trust Series --
 Class INIT...................     2.00%         243,866     8.670361        2,114,404
MFS Investors Trust Series --
 Class INIT...................     2.05%          10,175     8.655575           88,071
MFS Investors Trust Series --
 Class INIT...................     2.10%         263,621     8.592964        2,265,286
MFS Investors Trust Series --
 Class INIT...................     2.15%          89,519     8.581504          768,212
MFS Investors Trust Series --
 Class INIT...................     2.20%          55,848     8.611276          480,925
MFS Investors Trust Series --
 Class INIT...................     2.25%           6,951     8.599812           59,776
MFS Investors Trust Series --
 Class INIT...................     2.30%         305,739     8.413793        2,572,423
MFS Investors Trust Series --
 Class INIT...................     2.40%          20,834     8.381942          174,626
MFS Investors Trust Series --
 Class INIT...................     2.45%           9,117     8.553993           77,985
MFS Investors Trust Series --
 Class INIT...................     2.60%          57,289     8.528364          488,583
MFS Total Return Series --
 Class INIT...................     1.30%         332,578     1.170452          389,265
MFS Total Return Series --
 Class INIT...................     1.40%       1,282,289    13.097240       16,794,446
MFS Total Return Series --
 Class INIT...................     1.50%       2,614,618    13.089413       34,223,815
MFS Total Return Series --
 Class INIT...................     1.55%         130,315    12.970132        1,690,208
MFS Total Return Series --
 Class INIT...................     1.60%         269,038    12.968982        3,489,147
MFS Total Return Series --
 Class INIT...................     1.65%         991,830    12.983110       12,877,043
MFS Total Return Series --
 Class INIT...................     1.70%         669,115    12.961238        8,672,565
MFS Total Return Series --
 Class INIT...................     1.75%           3,245    12.843105           41,671
MFS Total Return Series --
 Class INIT...................     1.80%         327,816    12.825959        4,204,555
MFS Total Return Series --
 Class INIT...................     1.85%       3,431,923    12.855958       44,120,662
MFS Total Return Series --
 Class INIT...................     1.90%         207,407    12.777413        2,650,130
MFS Total Return Series --
 Class INIT...................     1.95%       1,218,185    12.755592       15,538,677
MFS Total Return Series --
 Class INIT...................     2.00%       1,306,818    12.790207       16,714,479
MFS Total Return Series --
 Class INIT...................     2.05%         127,440    12.768359        1,627,204
MFS Total Return Series --
 Class INIT...................     2.10%       1,158,723    12.690355       14,704,605
MFS Total Return Series --
 Class INIT...................     2.15%         826,956    12.673418       10,480,364
MFS Total Return Series --
 Class INIT...................     2.20%         393,991    12.703055        5,004,895
MFS Total Return Series --
 Class INIT...................     2.25%         279,673    12.686106        3,547,958
MFS Total Return Series --
 Class INIT...................     2.30%       1,771,292    11.895020       21,069,548
MFS Total Return Series --
 Class INIT...................     2.35%           4,171    12.490529           52,097
MFS Total Return Series --
 Class INIT...................     2.40%         309,066    11.850013        3,662,442
MFS Total Return Series --
 Class INIT...................     2.45%         232,854    12.618520        2,938,279
MFS Total Return Series --
 Class INIT...................     2.60%         331,524    12.580684        4,170,798
Core Plus Fixed Income --
 Class I......................     1.30%       1,129,598     1.163384        1,314,158
Core Plus Fixed Income --
 Class I......................     1.40%       1,883,824    13.727553       25,860,293
Core Plus Fixed Income --
 Class I......................     1.50%       1,746,480    13.135920       22,941,625
Core Plus Fixed Income --
 Class I......................     1.55%         183,646    13.598148        2,497,243
Core Plus Fixed Income --
 Class I......................     1.60%         165,386    13.593138        2,248,111
Core Plus Fixed Income --
 Class I......................     1.65%         620,229    13.512559        8,380,885
Core Plus Fixed Income --
 Class I......................     1.70%         273,774    13.007318        3,561,067
Core Plus Fixed Income --
 Class I......................     1.75%           1,983    13.465012           26,697
Core Plus Fixed Income --
 Class I......................     1.80%         206,885    13.389021        2,769,988
Core Plus Fixed Income --
 Class I......................     1.85%       1,711,651    13.380280       22,902,363

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                  FEES      UNITS OWNED     UNIT FAIR      CONTRACT
                                (NOTE 3)  BY PARTICIPANTS    VALUE #       LIABILITY
                                --------  ---------------  -----------  ---------------
Core Plus Fixed Income --
 Class I......................     1.90%          59,686   $13.396123   $      799,564
Core Plus Fixed Income --
 Class I......................     1.95%         701,230    13.373280        9,377,741
Core Plus Fixed Income --
 Class I......................     2.00%         782,075    13.257919       10,368,687
Core Plus Fixed Income --
 Class I......................     2.05%          70,935    13.289095          942,662
Core Plus Fixed Income --
 Class I......................     2.10%         512,446    13.304853        6,818,012
Core Plus Fixed Income --
 Class I......................     2.15%         316,173    13.190115        4,170,352
Core Plus Fixed Income --
 Class I......................     2.20%         207,461    13.221147        2,742,871
Core Plus Fixed Income --
 Class I......................     2.25%         120,661    13.203498        1,593,143
Core Plus Fixed Income --
 Class I......................     2.30%         959,853    13.190277       12,660,728
Core Plus Fixed Income --
 Class I......................     2.40%         103,990    13.087122        1,360,930
Core Plus Fixed Income --
 Class I......................     2.45%          57,395    13.065278          749,876
Core Plus Fixed Income --
 Class I......................     2.60%         110,382    13.026094        1,437,853
Emerging Markets Debt -- Class
 I............................     1.30%          21,642     1.551646           33,579
Emerging Markets Debt -- Class
 I............................     1.40%         180,817    16.761055        3,030,680
Emerging Markets Debt -- Class
 I............................     1.50%          56,888    17.779074        1,011,418
Emerging Markets Debt -- Class
 I............................     1.55%          27,146    16.594426          450,467
Emerging Markets Debt -- Class
 I............................     1.60%          12,536    16.596967          208,054
Emerging Markets Debt -- Class
 I............................     1.65%          29,897    20.467551          611,917
Emerging Markets Debt -- Class
 I............................     1.70%          24,296    17.605031          427,729
Emerging Markets Debt -- Class
 I............................     1.80%          11,261    20.276867          228,343
Emerging Markets Debt -- Class
 I............................     1.85%          85,314    20.267209        1,729,080
Emerging Markets Debt -- Class
 I............................     1.90%           9,208    16.347953          150,538
Emerging Markets Debt -- Class
 I............................     1.95%          53,802    16.320056          878,058
Emerging Markets Debt -- Class
 I............................     2.00%          27,611    20.078371          554,387
Emerging Markets Debt -- Class
 I............................     2.05%           2,532    20.129197           50,958
Emerging Markets Debt -- Class
 I............................     2.10%          35,042    16.236631          568,966
Emerging Markets Debt -- Class
 I............................     2.15%          16,076    19.975732          321,121
Emerging Markets Debt -- Class
 I............................     2.20%          10,503    20.026273          210,343
Emerging Markets Debt -- Class
 I............................     2.25%          12,877    19.999546          257,539
Emerging Markets Debt -- Class
 I............................     2.30%          63,198    19.979544        1,262,663
Emerging Markets Debt -- Class
 I............................     2.40%          11,236    19.819846          222,691
Emerging Markets Debt -- Class
 I............................     2.45%           3,252    19.786806           64,344
Emerging Markets Debt -- Class
 I............................     2.60%           9,482    19.727481          187,062
Emerging Markets Equity --
 Class I......................     1.30%          79,563     1.907097          151,735
Emerging Markets Equity --
 Class I......................     1.40%         341,667    16.941903        5,788,491
Emerging Markets Equity --
 Class I......................     1.50%         100,275    12.967572        1,300,321
Emerging Markets Equity --
 Class I......................     1.55%          61,361    16.782172        1,029,776
Emerging Markets Equity --
 Class I......................     1.60%          11,649    16.776039          195,427
Emerging Markets Equity --
 Class I......................     1.65%          65,214    16.676630        1,087,556
Emerging Markets Equity --
 Class I......................     1.70%          33,107    12.840619          425,116
Emerging Markets Equity --
 Class I......................     1.75%             508    16.617928            8,441
Emerging Markets Equity --
 Class I......................     1.80%          30,056    16.524152          496,650
Emerging Markets Equity --
 Class I......................     1.85%         154,748    16.513370        2,555,419
Emerging Markets Equity --
 Class I......................     1.90%          13,412    16.533000          221,734
Emerging Markets Equity --
 Class I......................     1.95%          49,938    16.504814          824,210
Emerging Markets Equity --
 Class I......................     2.00%          42,478    16.362390          695,049
Emerging Markets Equity --
 Class I......................     2.05%           5,527    16.400953           90,653
Emerging Markets Equity --
 Class I......................     2.10%          42,045    16.420506          690,406

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-46 ____________________________________

                                  FEES      UNITS OWNED     UNIT FAIR      CONTRACT
                                (NOTE 3)  BY PARTICIPANTS    VALUE #       LIABILITY
                                --------  ---------------  -----------  ---------------
Emerging Markets Equity --
 Class I......................     2.15%          19,359   $16.278740   $      315,147
Emerging Markets Equity --
 Class I......................     2.20%          24,452    16.317174          398,994
Emerging Markets Equity --
 Class I......................     2.25%          17,934    16.295430          292,243
Emerging Markets Equity --
 Class I......................     2.30%          93,754    16.279138        1,526,232
Emerging Markets Equity --
 Class I......................     2.35%              30    16.167979              485
Emerging Markets Equity --
 Class I......................     2.40%          16,424    16.151814          265,275
Emerging Markets Equity --
 Class I......................     2.45%           7,940    16.124932          128,038
Emerging Markets Equity --
 Class I......................     2.60%          10,882    16.076611          174,947
Emerging Markets Equity --
 Class II.....................     0.75%          17,733    12.138274          215,245
Emerging Markets Equity --
 Class II.....................     0.95%           1,159    12.117957           14,039
Emerging Markets Equity --
 Class II.....................     1.05%           1,235    12.107819           14,950
Emerging Markets Equity --
 Class II.....................     1.15%         116,236    12.097686        1,406,184
Emerging Markets Equity --
 Class II.....................     1.25%           6,512    12.087553           78,717
Emerging Markets Equity --
 Class II.....................     1.35%          13,771    12.077441          166,323
Emerging Markets Equity --
 Class II.....................     1.45%           9,667    12.067327          116,651
Emerging Markets Equity --
 Class II.....................     1.55%              25    12.057226              299
Emerging Markets Equity --
 Class II.....................     1.60%         109,529    12.052178        1,320,067
Emerging Markets Equity --
 Class II.....................     1.65%          79,595    12.047134          958,894
Emerging Markets Equity --
 Class II.....................     1.80%          10,262    12.032011          123,467
Emerging Markets Equity --
 Class II.....................     1.90%          13,945    12.021938          167,643
Emerging Markets Equity --
 Class II.....................     1.95%          23,769    12.016898          285,632
Emerging Markets Equity --
 Class II.....................     2.10%         161,500    12.001820        1,938,290
Emerging Markets Equity --
 Class II.....................     2.40%          81,574    11.971702          976,579
Technology -- Class I.........     1.30%          21,441     0.771377           16,537
Technology -- Class I.........     1.40%         279,103     2.396625          668,904
Technology -- Class I.........     1.50%         235,104     2.385453          560,829
Technology -- Class I.........     1.55%          56,581     2.378152          134,558
Technology -- Class I.........     1.60%          15,855     2.373117           37,626
Technology -- Class I.........     1.65%          85,669     2.367055          202,783
Technology -- Class I.........     1.70%          60,308     2.362056          142,451
Technology -- Class I.........     1.75%           2,051     2.354811            4,829
Technology -- Class I.........     1.80%           3,528     2.351675            8,297
Technology -- Class I.........     1.85%         637,709     2.343840        1,494,687
Technology -- Class I.........     1.90%           6,817     2.342755           15,972
Technology -- Class I.........     1.95%         135,280     2.338748          316,385
Technology -- Class I.........     2.00%         100,894     2.331861          235,271
Technology -- Class I.........     2.05%          34,304     2.327841           79,855
Technology -- Class I.........     2.10%          25,753     2.326807           59,922
Technology -- Class I.........     2.15%         136,116     2.323688          316,292
Technology -- Class I.........     2.20%          91,290     2.315945          211,422
Technology -- Class I.........     2.25%          59,775     2.312840          138,250
Technology -- Class I.........     2.30%           3,457     2.310540            7,987
Technology -- Class I.........     2.35%              28     2.306680               65
Technology -- Class I.........     2.40%          23,150     2.304376           53,347
Technology -- Class I.........     2.45%          29,085     2.300535           66,911
Technology -- Class I.........     2.60%           4,866     2.293644           11,161
High Yield -- Class I.........     1.30%          69,187     1.264029           87,455
High Yield -- Class I.........     1.40%         841,263    10.689874        8,992,998

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                  FEES      UNITS OWNED     UNIT FAIR      CONTRACT
                                (NOTE 3)  BY PARTICIPANTS    VALUE #       LIABILITY
                                --------  ---------------  -----------  ---------------
High Yield -- Class I.........     1.50%         265,073   $10.284350   $    2,726,108
High Yield -- Class I.........     1.55%          62,139    10.583604          657,655
High Yield -- Class I.........     1.60%          35,363    10.585201          374,323
High Yield -- Class I.........     1.65%         139,821    10.508273        1,469,278
High Yield -- Class I.........     1.70%          46,229    10.183641          470,780
High Yield -- Class I.........     1.80%          21,899    10.410290          227,980
High Yield -- Class I.........     1.85%         456,418    10.405365        4,749,194
High Yield -- Class I.........     1.90%           9,828    10.426431          102,474
High Yield -- Class I.........     1.95%         160,923    10.408625        1,674,991
High Yield -- Class I.........     2.00%         142,748    10.308341        1,471,490
High Yield -- Class I.........     2.05%          13,471    10.334487          139,216
High Yield -- Class I.........     2.10%         188,533    10.355378        1,952,332
High Yield -- Class I.........     2.15%          91,358    10.255651          936,933
High Yield -- Class I.........     2.20%          44,511    10.281644          457,649
High Yield -- Class I.........     2.25%          54,935    10.267923          564,066
High Yield -- Class I.........     2.30%         167,528    10.257650        1,718,444
High Yield -- Class I.........     2.40%          34,773    10.175595          353,835
High Yield -- Class I.........     2.45%          23,798    10.158618          241,756
High Yield -- Class I.........     2.60%          50,821    10.128146          514,725
Mid Cap Growth -- Class II....     0.75%          75,698    11.815831          894,437
Mid Cap Growth -- Class II....     0.95%           5,566    11.796065           65,652
Mid Cap Growth -- Class II....     1.05%           7,488    11.786177           88,257
Mid Cap Growth -- Class II....     1.15%          83,764    11.776315          986,430
Mid Cap Growth -- Class II....     1.25%          23,700    11.766453          278,861
Mid Cap Growth -- Class II....     1.35%          23,380    11.756604          274,873
Mid Cap Growth -- Class II....     1.45%           7,750    11.746748           91,039
Mid Cap Growth -- Class II....     1.55%              25    11.736919              299
Mid Cap Growth -- Class II....     1.60%          20,592    11.732002          241,587
Mid Cap Growth -- Class II....     1.65%          80,235    11.727095          940,924
Mid Cap Growth -- Class II....     1.80%          12,597    11.712366          147,541
Mid Cap Growth -- Class II....     1.90%           4,363    11.702548           51,053
Mid Cap Growth -- Class II....     1.95%          10,607    11.697660          124,082
Mid Cap Growth -- Class II....     2.10%          72,297    11.682965          844,638
Mid Cap Growth -- Class II....     2.15%           3,293    11.678073           38,462
Mid Cap Growth -- Class II....     2.40%          13,754    11.653645          160,288
Mid Cap Growth -- Class II....     2.45%             127    11.648761            1,478
U.S. Mid Cap Value -- Class
 I............................     1.30%         871,064     1.236579        1,077,138
U.S. Mid Cap Value -- Class
 I............................     1.40%       1,193,288    15.484274       18,477,198
U.S. Mid Cap Value -- Class
 I............................     1.45%          11,999     1.229641           14,755
U.S. Mid Cap Value -- Class
 I............................     1.50%         543,599    12.103734        6,579,573
U.S. Mid Cap Value -- Class
 I............................     1.55%         167,223    15.330449        2,563,596
U.S. Mid Cap Value -- Class
 I............................     1.60%          98,523    15.332641        1,510,618
U.S. Mid Cap Value -- Class
 I............................     1.65%         272,384    16.855978        4,591,307
U.S. Mid Cap Value -- Class
 I............................     1.70%         189,056    11.985193        2,265,877
U.S. Mid Cap Value -- Class
 I............................     1.75%           2,148    15.180334           32,605
U.S. Mid Cap Value -- Class
 I............................     1.80%          56,467    16.698917          942,931
U.S. Mid Cap Value -- Class
 I............................     1.85%         573,210    16.690936        9,567,416
U.S. Mid Cap Value -- Class
 I............................     1.90%          46,166    15.102728          697,230

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-48 ____________________________________

                                  FEES      UNITS OWNED     UNIT FAIR      CONTRACT
                                (NOTE 3)  BY PARTICIPANTS    VALUE #       LIABILITY
                                --------  ---------------  -----------  ---------------
U.S. Mid Cap Value -- Class
 I............................     1.95%         297,575   $15.076956   $    4,486,531
U.S. Mid Cap Value -- Class
 I............................     2.00%         238,366    16.535393        3,941,478
U.S. Mid Cap Value -- Class
 I............................     2.05%          29,757    16.577267          493,285
U.S. Mid Cap Value -- Class
 I............................     2.10%         219,097    14.999870        3,286,432
U.S. Mid Cap Value -- Class
 I............................     2.15%         159,712    16.450835        2,627,404
U.S. Mid Cap Value -- Class
 I............................     2.20%         117,823    16.492506        1,943,190
U.S. Mid Cap Value -- Class
 I............................     2.25%          74,704    16.470485        1,230,404
U.S. Mid Cap Value -- Class
 I............................     2.30%         433,019    16.454014        7,124,897
U.S. Mid Cap Value -- Class
 I............................     2.35%             102    16.338798            1,659
U.S. Mid Cap Value -- Class
 I............................     2.40%         102,295    16.322463        1,669,700
U.S. Mid Cap Value -- Class
 I............................     2.45%          39,854    16.295265          649,429
U.S. Mid Cap Value -- Class
 I............................     2.60%          79,878    16.246380        1,297,736
U.S. Mid Cap Value -- Class
 II...........................     0.75%          26,978    10.988986          296,462
U.S. Mid Cap Value -- Class
 II...........................     0.95%             577    10.970595            6,327
U.S. Mid Cap Value -- Class
 II...........................     1.05%           1,812    10.961402           19,866
U.S. Mid Cap Value -- Class
 II...........................     1.15%          33,750    10.952231          369,635
U.S. Mid Cap Value -- Class
 II...........................     1.25%           3,679    10.943053           40,261
U.S. Mid Cap Value -- Class
 II...........................     1.35%           9,429    10.933877          103,097
U.S. Mid Cap Value -- Class
 II...........................     1.45%           3,580    10.924724           39,115
U.S. Mid Cap Value -- Class
 II...........................     1.55%           1,484    10.915565           16,202
U.S. Mid Cap Value -- Class
 II...........................     1.60%          37,971    10.911000          414,297
U.S. Mid Cap Value -- Class
 II...........................     1.65%          56,590    10.906432          617,198
U.S. Mid Cap Value -- Class
 II...........................     1.80%           7,027    10.892733           76,542
U.S. Mid Cap Value -- Class
 II...........................     1.85%           4,363    10.888163           47,508
U.S. Mid Cap Value -- Class
 II...........................     1.90%          10,721    10.883605          116,683
U.S. Mid Cap Value -- Class
 II...........................     1.95%           8,927    10.879046           97,119
U.S. Mid Cap Value -- Class
 II...........................     2.10%          61,458    10.865385          667,765
U.S. Mid Cap Value -- Class
 II...........................     2.15%          10,360    10.860838          112,519
U.S. Mid Cap Value -- Class
 II...........................     2.40%          32,221    10.838107          349,213
U.S. Mid Cap Value -- Class
 II...........................     2.45%             236    10.833555            2,553
American Opportunities --
 Class X......................     1.30%       5,526,725     1.110661        6,138,320
American Opportunities --
 Class X......................     1.40%       5,143,922    28.706764      147,665,358
American Opportunities --
 Class X......................     1.55%         327,957    28.421158        9,320,910
American Opportunities --
 Class X......................     1.60%           2,198    28.425542           62,490
American Opportunities --
 Class X......................     1.65%         402,153    12.235026        4,920,353
American Opportunities --
 Class X......................     1.75%             770    28.142746           21,671
American Opportunities --
 Class X......................     1.80%          42,234    12.120857          511,913
American Opportunities --
 Class X......................     1.85%              11    12.115148              136
American Opportunities --
 Class X......................     1.90%             808    27.998797           22,620
American Opportunities --
 Class X......................     2.15%           1,103    11.940707           13,174
American Opportunities --
 Class Y......................     1.50%       1,637,318     7.182476       11,759,995
American Opportunities --
 Class Y......................     1.60%          60,515     7.133600          431,688
American Opportunities --
 Class Y......................     1.65%         624,664     7.124110        4,450,174
American Opportunities --
 Class Y......................     1.70%         284,619     7.112095        2,024,235
American Opportunities --
 Class Y......................     1.80%          22,072     7.063748          155,910
American Opportunities --
 Class Y......................     1.85%       1,443,917     7.054312       10,185,844
American Opportunities --
 Class Y......................     1.90%          15,435     7.044911          108,735
American Opportunities --
 Class Y......................     1.95%         330,289     7.027598        2,321,141

_____________________________________ SA-49 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                  FEES      UNITS OWNED     UNIT FAIR      CONTRACT
                                (NOTE 3)  BY PARTICIPANTS    VALUE #       LIABILITY
                                --------  ---------------  -----------  ---------------
American Opportunities --
 Class Y......................     2.00%         270,382   $ 7.018233   $    1,897,604
American Opportunities --
 Class Y......................     2.05%          54,758     7.006239          383,649
American Opportunities --
 Class Y......................     2.10%          63,511     6.996898          444,380
American Opportunities --
 Class Y......................     2.15%         121,560     6.979741          848,460
American Opportunities --
 Class Y......................     2.20%         282,530     6.970433        1,969,358
American Opportunities --
 Class Y......................     2.25%          93,798     6.961122          652,937
American Opportunities --
 Class Y......................     2.30%         169,522     6.954155        1,178,879
American Opportunities --
 Class Y......................     2.35%           3,612     6.947211           25,090
American Opportunities --
 Class Y......................     2.40%          86,968     6.940242          603,579
American Opportunities --
 Class Y......................     2.45%          19,305     6.924058          133,671
American Opportunities --
 Class Y......................     2.60%           8,086     6.903285           55,822
Balanced Growth -- Class X....     1.30%       2,451,168     1.189469        2,915,589
Balanced Growth -- Class X....     1.40%       2,052,357    22.973633       47,150,103
Balanced Growth -- Class X....     1.55%         142,445    22.745139        3,239,933
Balanced Growth -- Class X....     1.60%             140    22.748620            3,174
Balanced Growth -- Class X....     1.65%         134,803    13.651687        1,840,287
Balanced Growth -- Class X....     1.75%             377    22.522396            8,494
Balanced Growth -- Class X....     1.80%          12,176    13.524340          164,671
Balanced Growth -- Class X....     2.00%              80    13.391875            1,066
Balanced Growth -- Class X....     2.05%           2,544    13.378471           34,034
Balanced Growth -- Class Y....     1.50%         414,582    12.957296        5,371,868
Balanced Growth -- Class Y....     1.60%          25,185    12.869208          324,114
Balanced Growth -- Class Y....     1.65%         443,177    12.852057        5,695,734
Balanced Growth -- Class Y....     1.70%          63,705    12.830396          817,355
Balanced Growth -- Class Y....     1.80%          25,899    12.743167          330,031
Balanced Growth -- Class Y....     1.85%         371,278    12.726161        4,724,945
Balanced Growth -- Class Y....     1.90%          21,621    12.709199          274,783
Balanced Growth -- Class Y....     1.95%         130,657    12.678013        1,656,468
Balanced Growth -- Class Y....     2.00%         141,629    12.661096        1,793,179
Balanced Growth -- Class Y....     2.05%          12,152    12.639466          153,600
Balanced Growth -- Class Y....     2.10%         142,805    12.622595        1,802,573
Balanced Growth -- Class Y....     2.15%          41,444    12.591628          521,842
Balanced Growth -- Class Y....     2.20%          43,484    12.574819          546,808
Balanced Growth -- Class Y....     2.25%          14,362    12.558049          180,364
Balanced Growth -- Class Y....     2.30%          55,973    12.545496          702,212
Balanced Growth -- Class Y....     2.40%          20,493    12.520388          256,584
Balanced Growth -- Class Y....     2.45%          19,758    12.491173          246,801
Balanced Growth -- Class Y....     2.60%          53,683    12.453701          668,552
Capital Opportunities -- Class
 X............................     1.30%         512,110     1.203121          616,129
Capital Opportunities -- Class
 X............................     1.40%       1,505,092    11.434790       17,210,417
Capital Opportunities -- Class
 X............................     1.55%         167,021    11.320892        1,890,830
Capital Opportunities -- Class
 X............................     1.60%           2,781    11.322686           31,486
Capital Opportunities -- Class
 X............................     1.65%          95,070     9.895356          940,756
Capital Opportunities -- Class
 X............................     1.80%          12,470     9.802909          122,245
Capital Opportunities -- Class
 X............................     1.90%           1,358    11.152596           15,148
Capital Opportunities -- Class
 X............................     2.15%           1,136     9.657175           10,973
Capital Opportunities -- Class
 Y............................     1.50%       1,133,687     4.374880        4,959,745
Capital Opportunities -- Class
 Y............................     1.60%          77,771     4.345102          337,924

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-50 ____________________________________

                                  FEES      UNITS OWNED     UNIT FAIR      CONTRACT
                                (NOTE 3)  BY PARTICIPANTS    VALUE #       LIABILITY
                                --------  ---------------  -----------  ---------------
Capital Opportunities -- Class
 Y............................     1.65%         345,690   $ 4.339302   $    1,500,053
Capital Opportunities -- Class
 Y............................     1.70%         124,239     4.332020          538,205
Capital Opportunities -- Class
 Y............................     1.80%          34,520     4.302505          148,522
Capital Opportunities -- Class
 Y............................     1.85%         540,891     4.296771        2,324,083
Capital Opportunities -- Class
 Y............................     1.90%          31,814     4.291033          136,516
Capital Opportunities -- Class
 Y............................     1.95%         114,929     4.280490          491,954
Capital Opportunities -- Class
 Y............................     2.00%          63,534     4.274785          271,594
Capital Opportunities -- Class
 Y............................     2.05%          14,267     4.267486           60,883
Capital Opportunities -- Class
 Y............................     2.10%          98,203     4.261823          418,522
Capital Opportunities -- Class
 Y............................     2.15%          79,732     4.251365          338,971
Capital Opportunities -- Class
 Y............................     2.20%          93,509     4.245697          397,012
Capital Opportunities -- Class
 Y............................     2.25%          44,978     4.240034          190,709
Capital Opportunities -- Class
 Y............................     2.30%         205,341     4.235769          869,778
Capital Opportunities -- Class
 Y............................     2.35%              71     4.231548              300
Capital Opportunities -- Class
 Y............................     2.40%          61,313     4.227316          259,188
Capital Opportunities -- Class
 Y............................     2.45%          47,920     4.217449          202,099
Capital Opportunities -- Class
 Y............................     2.60%          24,926     4.204831          104,812
Developing Growth -- Class
 X............................     1.30%       1,218,274     1.465011        1,784,785
Developing Growth -- Class
 X............................     1.40%       1,254,323    30.727489       38,542,211
Developing Growth -- Class
 X............................     1.45%          28,453     1.456805           41,451
Developing Growth -- Class
 X............................     1.55%          80,572    30.421733        2,451,143
Developing Growth -- Class
 X............................     1.60%              66    30.426428            2,016
Developing Growth -- Class
 X............................     1.65%          73,387    16.146662        1,184,952
Developing Growth -- Class
 X............................     1.80%           7,374    15.995933          117,949
Developing Growth -- Class
 X............................     1.90%             327    29.969682            9,815
Developing Growth -- Class
 X............................     2.15%           1,593    15.758202           25,104
Developing Growth -- Class
 Y............................     1.50%         345,542     8.745101        3,021,798
Developing Growth -- Class
 Y............................     1.60%          10,196     8.685619           88,554
Developing Growth -- Class
 Y............................     1.65%          63,524     8.674029          551,012
Developing Growth -- Class
 Y............................     1.70%          27,733     8.659416          240,154
Developing Growth -- Class
 Y............................     1.80%          19,747     8.600507          169,832
Developing Growth -- Class
 Y............................     1.85%         226,031     8.589052        1,941,388
Developing Growth -- Class
 Y............................     1.90%          12,254     8.577575          105,107
Developing Growth -- Class
 Y............................     1.95%          57,779     8.556543          494,391
Developing Growth -- Class
 Y............................     2.00%          52,107     8.545143          445,258
Developing Growth -- Class
 Y............................     2.05%          20,046     8.530539          171,003
Developing Growth -- Class
 Y............................     2.10%          78,674     8.519152          670,239
Developing Growth -- Class
 Y............................     2.15%          43,924     8.498266          373,280
Developing Growth -- Class
 Y............................     2.20%          20,015     8.486926          169,869
Developing Growth -- Class
 Y............................     2.25%          49,234     8.475614          417,287
Developing Growth -- Class
 Y............................     2.30%          65,937     8.467125          558,301
Developing Growth -- Class
 Y............................     2.35%             179     8.458673            1,511
Developing Growth -- Class
 Y............................     2.40%          12,765     8.450209          107,870
Developing Growth -- Class
 Y............................     2.45%           7,093     8.430500           59,800
Developing Growth -- Class
 Y............................     2.60%          10,389     8.405217           87,323
Flexible Income -- Class X....     1.30%         898,042     1.305789        1,172,654
Flexible Income -- Class X....     1.40%       1,984,260    13.895028       27,571,350
Flexible Income -- Class X....     1.55%          71,683    13.756794          986,128

_____________________________________ SA-51 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                  FEES      UNITS OWNED     UNIT FAIR      CONTRACT
                                (NOTE 3)  BY PARTICIPANTS    VALUE #       LIABILITY
                                --------  ---------------  -----------  ---------------
Flexible Income -- Class X....     1.60%             123   $13.758986   $        1,694
Flexible Income -- Class X....     1.65%         180,243    10.833013        1,952,573
Flexible Income -- Class X....     1.80%           6,508    10.731942           69,845
Flexible Income -- Class Y....     1.50%         434,372    11.289873        4,904,004
Flexible Income -- Class Y....     1.60%          59,013    11.213144          661,724
Flexible Income -- Class Y....     1.65%         163,051    11.198190        1,825,880
Flexible Income -- Class Y....     1.70%         104,057    11.179300        1,163,281
Flexible Income -- Class Y....     1.80%          29,720    11.103330          329,987
Flexible Income -- Class Y....     1.85%         429,998    11.088526        4,768,046
Flexible Income -- Class Y....     1.90%          12,526    11.073713          138,711
Flexible Income -- Class Y....     1.95%         113,974    11.046552        1,259,023
Flexible Income -- Class Y....     2.00%         168,614    11.031799        1,860,121
Flexible Income -- Class Y....     2.05%          33,131    11.012948          364,872
Flexible Income -- Class Y....     2.10%         173,461    10.998261        1,907,775
Flexible Income -- Class Y....     2.15%          97,166    10.971272        1,066,029
Flexible Income -- Class Y....     2.20%          87,200    10.956643          955,419
Flexible Income -- Class Y....     2.25%          24,010    10.942000          262,713
Flexible Income -- Class Y....     2.30%         128,859    10.931054        1,408,563
Flexible Income -- Class Y....     2.40%          23,823    10.909195          259,885
Flexible Income -- Class Y....     2.45%           5,748    10.883715           62,554
Flexible Income -- Class Y....     2.60%          22,011    10.851070          238,842
Dividend Growth -- Class X....     1.30%       6,575,504     1.085444        7,137,344
Dividend Growth -- Class X....     1.40%       7,299,316    27.039346      197,368,718
Dividend Growth -- Class X....     1.55%         372,199    26.770407        9,963,920
Dividend Growth -- Class X....     1.60%             102    26.774501            2,739
Dividend Growth -- Class X....     1.65%         442,057    11.626577        5,139,605
Dividend Growth -- Class X....     1.80%          40,718    11.518086          468,989
Dividend Growth -- Class X....     1.90%             592    26.372637           15,608
Dividend Growth -- Class X....     2.00%             536    11.405279            6,108
Dividend Growth -- Class X....     2.15%             375    11.346922            4,259
Dividend Growth -- Class Y....     1.50%       1,119,211    11.660912       13,051,024
Dividend Growth -- Class Y....     1.60%         132,189    11.581621        1,530,967
Dividend Growth -- Class Y....     1.65%         400,423    11.566178        4,631,362
Dividend Growth -- Class Y....     1.70%         242,283    11.546652        2,797,558
Dividend Growth -- Class Y....     1.80%          39,898    11.468182          457,556
Dividend Growth -- Class Y....     1.85%       1,117,328    11.452880       12,796,625
Dividend Growth -- Class Y....     1.90%          55,651    11.437599          636,510
Dividend Growth -- Class Y....     1.95%         286,227    11.409527        3,265,711
Dividend Growth -- Class Y....     2.00%         196,521    11.394310        2,239,226
Dividend Growth -- Class Y....     2.05%          33,413    11.374837          380,063
Dividend Growth -- Class Y....     2.10%         236,286    11.359662        2,684,133
Dividend Growth -- Class Y....     2.15%         134,193    11.331779        1,520,642
Dividend Growth -- Class Y....     2.20%         200,343    11.316662        2,267,214
Dividend Growth -- Class Y....     2.25%          89,962    11.301575        1,016,712
Dividend Growth -- Class Y....     2.30%         132,772    11.290266        1,499,029
Dividend Growth -- Class Y....     2.35%              87    11.278970              980
Dividend Growth -- Class Y....     2.40%          99,817    11.267672        1,124,700
Dividend Growth -- Class Y....     2.45%          40,239    11.241375          452,340

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-52 ____________________________________

                                  FEES      UNITS OWNED     UNIT FAIR      CONTRACT
                                (NOTE 3)  BY PARTICIPANTS    VALUE #       LIABILITY
                                --------  ---------------  -----------  ---------------
Dividend Growth -- Class Y....     2.60%          62,934   $11.207657   $      705,339
Global Equity -- Class X......     1.30%       2,264,200     1.229415        2,783,641
Global Equity -- Class X......     1.40%       2,578,714    18.821253       48,534,626
Global Equity -- Class X......     1.55%         137,763    18.634116        2,567,094
Global Equity -- Class X......     1.60%             143    18.636872            2,657
Global Equity -- Class X......     1.65%         146,652    12.985793        1,904,395
Global Equity -- Class X......     1.75%           1,072    18.451559           19,782
Global Equity -- Class X......     1.80%          19,499    12.864590          250,846
Global Equity -- Class X......     1.90%           1,220    18.357186           22,389
Global Equity -- Class X......     2.00%              43    12.738546              547
Global Equity -- Class X......     2.15%             719    12.673398            9,113
Global Equity -- Class Y......     1.50%         181,151     9.179278        1,662,835
Global Equity -- Class Y......     1.60%          28,009     9.116876          255,354
Global Equity -- Class Y......     1.65%          91,237     9.104714          830,685
Global Equity -- Class Y......     1.70%          47,492     9.089354          431,671
Global Equity -- Class Y......     1.80%           4,760     9.027564           42,973
Global Equity -- Class Y......     1.85%         243,532     9.015524        2,195,569
Global Equity -- Class Y......     1.90%          11,487     9.003499          103,424
Global Equity -- Class Y......     1.95%          71,945     8.981379          646,166
Global Equity -- Class Y......     2.00%          34,166     8.969404          306,447
Global Equity -- Class Y......     2.05%          17,447     8.954069          156,224
Global Equity -- Class Y......     2.10%          35,999     8.942124          321,911
Global Equity -- Class Y......     2.15%          21,321     8.920175          190,191
Global Equity -- Class Y......     2.20%          23,686     8.908299          211,002
Global Equity -- Class Y......     2.25%          17,226     8.896433          153,248
Global Equity -- Class Y......     2.30%          46,208     8.887520          410,678
Global Equity -- Class Y......     2.35%             127     8.878634            1,131
Global Equity -- Class Y......     2.40%           5,322     8.869740           47,204
Global Equity -- Class Y......     2.45%           4,381     8.849051           38,769
Global Equity -- Class Y......     2.60%          21,263     8.822506          187,590
Growth -- Class X.............     1.30%         891,071     1.115013          993,554
Growth -- Class X.............     1.40%       1,195,535    19.925700       23,821,872
Growth -- Class X.............     1.55%          82,003    19.727502        1,617,709
Growth -- Class X.............     1.60%           2,448    19.730497           48,294
Growth -- Class X.............     1.65%          76,073    11.445655          870,704
Growth -- Class X.............     1.80%          12,710    11.338821          144,116
Growth -- Class X.............     1.90%             817    19.434349           15,876
Growth -- Class X.............     2.00%              26    11.227759              288
Growth -- Class Y.............     1.50%         287,530     7.129612        2,049,975
Growth -- Class Y.............     1.60%          27,719     7.081126          196,284
Growth -- Class Y.............     1.65%          99,184     7.071686          701,400
Growth -- Class Y.............     1.70%          95,858     7.059784          676,734
Growth -- Class Y.............     1.80%         176,593     7.011764        1,238,226
Growth -- Class Y.............     1.85%         292,547     7.002423        2,048,537
Growth -- Class Y.............     1.90%          11,008     6.993073           76,981
Growth -- Class Y.............     1.95%          81,905     6.975902          571,358
Growth -- Class Y.............     2.00%         529,899     6.966599        3,691,596
Growth -- Class Y.............     2.05%           5,156     6.954702           35,858

_____________________________________ SA-53 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                  FEES      UNITS OWNED     UNIT FAIR      CONTRACT
                                (NOTE 3)  BY PARTICIPANTS    VALUE #       LIABILITY
                                --------  ---------------  -----------  ---------------
Growth -- Class Y.............     2.10%         248,985   $ 6.945426   $    1,729,310
Growth -- Class Y.............     2.15%         114,043     6.928392          790,134
Growth -- Class Y.............     2.20%          39,717     6.919141          274,808
Growth -- Class Y.............     2.25%          46,221     6.909904          319,380
Growth -- Class Y.............     2.30%         728,992     6.902996        5,032,227
Growth -- Class Y.............     2.35%             153     6.896088            1,053
Growth -- Class Y.............     2.40%          64,746     6.889182          446,044
Growth -- Class Y.............     2.45%          31,703     6.873116          217,899
Growth -- Class Y.............     2.60%         108,792     6.852504          745,499
Money Market -- Class X.......     1.30%         621,325     1.002738          623,024
Money Market -- Class X.......     1.40%       3,302,284    12.963657       42,809,679
Money Market -- Class X.......     1.55%         177,280    12.834917        2,275,368
Money Market -- Class X.......     1.65%         121,740    11.002202        1,339,405
Money Market -- Class X.......     1.65%               7     7.364955               50
Money Market -- Class X.......     1.80%          11,357    10.899617          123,792
Money Market -- Class X.......     1.90%           1,816    12.644206           22,962
Money Market -- Class X.......     1.95%             190     7.288639            1,386
Money Market -- Class X.......     2.15%           1,415    10.737654           15,195
Money Market -- Class X.......     2.20%              40     7.205886              286
Money Market -- Class Y.......     1.50%         641,958    10.251492        6,581,028
Money Market -- Class Y.......     1.60%          84,945    10.181816          864,897
Money Market -- Class Y.......     1.65%         270,586    10.168241        2,751,386
Money Market -- Class Y.......     1.70%         181,281    10.151148        1,840,214
Money Market -- Class Y.......     1.80%          24,913    10.082129          251,179
Money Market -- Class Y.......     1.85%         853,679    10.068623        8,595,373
Money Market -- Class Y.......     1.90%          18,858    10.055184          189,616
Money Market -- Class Y.......     1.95%         226,000    10.030569        2,266,907
Money Market -- Class Y.......     2.00%         151,799    10.017182        1,520,595
Money Market -- Class Y.......     2.05%          36,872    10.000068          368,721
Money Market -- Class Y.......     2.10%         189,497     9.986685        1,892,450
Money Market -- Class Y.......     2.15%          81,045     9.962151          807,386
Money Market -- Class Y.......     2.20%          50,417     9.948871          501,594
Money Market -- Class Y.......     2.25%          66,474     9.935566          660,460
Money Market -- Class Y.......     2.30%         367,740     9.925653        3,650,056
Money Market -- Class Y.......     2.40%          42,026     9.905787          416,299
Money Market -- Class Y.......     2.45%          38,031     9.882645          375,843
Money Market -- Class Y.......     2.60%          33,656     9.853007          331,613
Utilities -- Class X..........     1.30%       1,235,797     1.347218        1,664,889
Utilities -- Class X..........     1.40%       1,755,924    26.949796       47,321,794
Utilities -- Class X..........     1.55%         116,934    26.681858        3,120,030
Utilities -- Class X..........     1.60%              92    26.685871            2,460
Utilities -- Class X..........     1.65%         131,316    14.628152        1,920,906
Utilities -- Class X..........     1.75%             152    26.420577            4,014
Utilities -- Class X..........     1.80%          11,441    14.491685          165,806
Utilities -- Class X..........     1.90%             540    26.285521           14,202
Utilities -- Class Y..........     1.50%         587,487     8.731502        5,129,641
Utilities -- Class Y..........     1.60%          15,321     8.672151          132,866
Utilities -- Class Y..........     1.65%         218,708     8.660593        1,894,143

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-54 ____________________________________

                                  FEES      UNITS OWNED     UNIT FAIR      CONTRACT
                                (NOTE 3)  BY PARTICIPANTS    VALUE #       LIABILITY
                                --------  ---------------  -----------  ---------------
Utilities -- Class Y..........     1.70%         119,762   $ 8.645981   $    1,035,460
Utilities -- Class Y..........     1.80%           5,086     8.587223           43,672
Utilities -- Class Y..........     1.85%         396,944     8.575768        3,404,097
Utilities -- Class Y..........     1.90%           3,631     8.564311           31,095
Utilities -- Class Y..........     1.95%          96,362     8.543328          823,253
Utilities -- Class Y..........     2.00%          43,179     8.531924          368,397
Utilities -- Class Y..........     2.05%          26,546     8.517379          226,105
Utilities -- Class Y..........     2.10%          24,422     8.506018          207,735
Utilities -- Class Y..........     2.15%          53,577     8.485148          454,608
Utilities -- Class Y..........     2.20%          57,862     8.473849          490,318
Utilities -- Class Y..........     2.25%          18,345     8.462522          155,247
Utilities -- Class Y..........     2.30%          34,290     8.454048          289,888
Utilities -- Class Y..........     2.40%          14,110     8.437164          119,045
Utilities -- Class Y..........     2.45%           9,382     8.417488           78,973
Utilities -- Class Y..........     2.60%          15,604     8.392261          130,955
Equally Weighted S&P 500 --
 Class X......................     1.30%       3,013,813     1.315013        3,963,204
Equally Weighted S&P 500 --
 Class X......................     1.40%       2,816,755    32.146264       90,548,140
Equally Weighted S&P 500 --
 Class X......................     1.55%         171,534    31.826650        5,459,347
Equally Weighted S&P 500 --
 Class X......................     1.60%             463    31.831430           14,749
Equally Weighted S&P 500 --
 Class X......................     1.65%         101,212    17.130959        1,733,856
Equally Weighted S&P 500 --
 Class X......................     1.75%             146    31.514943            4,610
Equally Weighted S&P 500 --
 Class X......................     1.80%           9,177    16.971139          155,737
Equally Weighted S&P 500 --
 Class X......................     1.85%              20    16.963150              331
Equally Weighted S&P 500 --
 Class X......................     1.90%             403    31.353801           12,639
Equally Weighted S&P 500 --
 Class X......................     2.00%             758    16.804912           12,731
Equally Weighted S&P 500 --
 Class X......................     2.05%             599    16.788111           10,053
Equally Weighted S&P 500 --
 Class X......................     2.15%           2,162    16.719003           36,143
Equally Weighted S&P 500 --
 Class Y......................     1.50%         866,142    14.326864       12,409,102
Equally Weighted S&P 500 --
 Class Y......................     1.60%         134,882    14.229461        1,919,303
Equally Weighted S&P 500 --
 Class Y......................     1.65%         419,761    14.210468        5,965,002
Equally Weighted S&P 500 --
 Class Y......................     1.70%         158,167    14.186551        2,243,842
Equally Weighted S&P 500 --
 Class Y......................     1.80%         138,128    14.090099        1,946,234
Equally Weighted S&P 500 --
 Class Y......................     1.85%       1,035,990    14.071315       14,577,740
Equally Weighted S&P 500 --
 Class Y......................     1.90%          61,924    14.052540          870,189
Equally Weighted S&P 500 --
 Class Y......................     1.95%         612,073    14.018061        8,580,082
Equally Weighted S&P 500 --
 Class Y......................     2.00%         698,907    13.999352        9,784,239
Equally Weighted S&P 500 --
 Class Y......................     2.05%          58,048    13.975458          811,250
Equally Weighted S&P 500 --
 Class Y......................     2.10%         593,650    13.956819        8,285,461
Equally Weighted S&P 500 --
 Class Y......................     2.15%         210,817    13.922561        2,935,116
Equally Weighted S&P 500 --
 Class Y......................     2.20%         130,877    13.904001        1,819,720
Equally Weighted S&P 500 --
 Class Y......................     2.25%         138,877    13.885447        1,928,365
Equally Weighted S&P 500 --
 Class Y......................     2.30%         882,186    13.871562       12,237,291
Equally Weighted S&P 500 --
 Class Y......................     2.35%              37    13.857685              518
Equally Weighted S&P 500 --
 Class Y......................     2.40%         166,400    13.843817        2,303,612
Equally Weighted S&P 500 --
 Class Y......................     2.45%          28,176    13.811513          389,150
Equally Weighted S&P 500 --
 Class Y......................     2.60%         156,214    13.770088        2,151,077
Small Company Growth -- Class
 II...........................     1.50%          61,604    12.500760          770,096
Small Company Growth -- Class
 II...........................     1.60%           8,781    12.478911          109,581

_____________________________________ SA-55 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                  FEES      UNITS OWNED     UNIT FAIR      CONTRACT
                                (NOTE 3)  BY PARTICIPANTS    VALUE #       LIABILITY
                                --------  ---------------  -----------  ---------------
Small Company Growth -- Class
 II...........................     1.65%           9,294   $12.467983   $      115,872
Small Company Growth -- Class
 II...........................     1.70%          20,402    12.457076          254,148
Small Company Growth -- Class
 II...........................     1.80%          61,566    12.435290          765,587
Small Company Growth -- Class
 II...........................     1.85%          28,486    12.424408          353,921
Small Company Growth -- Class
 II...........................     1.90%           4,275    12.413546           53,070
Small Company Growth -- Class
 II...........................     1.95%           9,177    12.402674          113,818
Small Company Growth -- Class
 II...........................     2.00%         230,777    12.391821        2,859,741
Small Company Growth -- Class
 II...........................     2.05%             723    12.380988            8,954
Small Company Growth -- Class
 II...........................     2.10%          77,572    12.370154          959,582
Small Company Growth -- Class
 II...........................     2.15%          28,122    12.359335          347,563
Small Company Growth -- Class
 II...........................     2.20%           2,582    12.348516           31,888
Small Company Growth -- Class
 II...........................     2.25%           4,021    12.337710           49,610
Small Company Growth -- Class
 II...........................     2.30%         302,557    12.326915        3,729,599
Small Company Growth -- Class
 II...........................     2.40%          28,700    12.305357          353,166
Small Company Growth -- Class
 II...........................     2.45%           2,008    12.294587           24,685
Small Company Growth -- Class
 II...........................     2.60%          38,133    12.262332          467,602
Global Franchise -- Class
 II...........................     1.50%          78,056    14.991994        1,170,213
Global Franchise -- Class
 II...........................     1.60%          29,382    14.952079          439,326
Global Franchise -- Class
 II...........................     1.65%          23,508    14.932125          351,027
Global Franchise -- Class
 II...........................     1.70%          42,338    14.912253          631,351
Global Franchise -- Class
 II...........................     1.80%          53,180    14.872547          790,921
Global Franchise -- Class
 II...........................     1.85%         164,955    14.852712        2,450,029
Global Franchise -- Class
 II...........................     1.90%           9,103    14.832925          135,023
Global Franchise -- Class
 II...........................     1.95%         173,678    14.813167        2,572,726
Global Franchise -- Class
 II...........................     2.00%         253,695    14.793408        3,753,014
Global Franchise -- Class
 II...........................     2.05%           4,416    14.773697           65,233
Global Franchise -- Class
 II...........................     2.10%         210,752    14.754025        3,109,445
Global Franchise -- Class
 II...........................     2.15%         145,128    14.734374        2,138,375
Global Franchise -- Class
 II...........................     2.20%          38,342    14.714716          564,195
Global Franchise -- Class
 II...........................     2.25%          24,111    14.695131          354,321
Global Franchise -- Class
 II...........................     2.30%         442,112    14.680428        6,490,390
Global Franchise -- Class
 II...........................     2.35%              81    14.665736            1,191
Global Franchise -- Class
 II...........................     2.40%          55,227    14.651075          809,133
Global Franchise -- Class
 II...........................     2.45%          33,280    14.616962          486,454
Global Franchise -- Class
 II...........................     2.60%          74,780    14.573126        1,089,780
Equity and Income -- Class
 II...........................     1.50%         274,202    13.487418        3,698,280
Equity and Income -- Class
 II...........................     1.60%          24,791    13.451502          333,477
Equity and Income -- Class
 II...........................     1.65%          12,659    13.433562          170,050
Equity and Income -- Class
 II...........................     1.70%          12,769    13.415674          171,305
Equity and Income -- Class
 II...........................     1.80%          16,396    13.379929          219,383
Equity and Income -- Class
 II...........................     1.85%         270,237    13.362106        3,610,931
Equity and Income -- Class
 II...........................     1.90%          20,432    13.344293          272,647
Equity and Income -- Class
 II...........................     1.95%         454,897    13.326512        6,062,188
Equity and Income -- Class
 II...........................     2.00%         126,227    13.308759        1,679,921
Equity and Income -- Class
 II...........................     2.05%           2,437    13.291001           32,395
Equity and Income -- Class
 II...........................     2.10%         434,182    13.273295        5,763,019
Equity and Income -- Class
 II...........................     2.15%         117,167    13.255601        1,553,116
Equity and Income -- Class
 II...........................     2.20%          10,036    13.237942          132,858

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-56 ____________________________________

                                  FEES      UNITS OWNED     UNIT FAIR      CONTRACT
                                (NOTE 3)  BY PARTICIPANTS    VALUE #       LIABILITY
                                --------  ---------------  -----------  ---------------
Equity and Income -- Class
 II...........................     2.25%          29,683   $13.220302   $      392,423
Equity and Income -- Class
 II...........................     2.30%         173,781    13.207063        2,295,134
Equity and Income -- Class
 II...........................     2.40%          57,267    13.180652          754,820
Equity and Income -- Class
 II...........................     2.45%           5,602    13.149945           73,661
Equity and Income -- Class
 II...........................     2.60%          25,650    13.110525          336,279
Oppenheimer Aggressive Growth
 Fund -- Class SRV............     0.75%             724    11.128286            8,060
Oppenheimer Aggressive Growth
 Fund -- Class SRV............     1.05%           1,504    11.100343           16,698
Oppenheimer Aggressive Growth
 Fund -- Class SRV............     1.15%          15,505    11.091041          171,962
Oppenheimer Aggressive Growth
 Fund -- Class SRV............     1.25%             448    11.081758            4,968
Oppenheimer Aggressive Growth
 Fund -- Class SRV............     1.35%             915    11.072474           10,130
Oppenheimer Aggressive Growth
 Fund -- Class SRV............     1.45%           2,424    11.063200           26,812
Oppenheimer Aggressive Growth
 Fund -- Class SRV............     1.55%             572    11.053934            6,318
Oppenheimer Aggressive Growth
 Fund -- Class SRV............     1.60%           5,003    11.049301           55,278
Oppenheimer Aggressive Growth
 Fund -- Class SRV............     1.65%          40,839    11.044667          451,054
Oppenheimer Aggressive Growth
 Fund -- Class SRV............     1.80%           8,479    11.030797           93,529
Oppenheimer Aggressive Growth
 Fund -- Class SRV............     1.95%             161    11.016942            1,769
Oppenheimer Aggressive Growth
 Fund -- Class SRV............     2.10%          18,559    11.003091          204,206
Oppenheimer Aggressive Growth
 Fund -- Class SRV............     2.15%           6,689    10.998486           73,568
Oppenheimer Aggressive Growth
 Fund -- Class SRV............     2.40%           2,221    10.975468           24,380
Oppenheimer Aggressive Growth
 Fund -- Class SRV............     2.45%           1,858    10.970872           20,382
Oppenheimer Capital
 Appreciation Fund -- Class
 SRV..........................     0.75%          31,233    10.605266          331,236
Oppenheimer Capital
 Appreciation Fund -- Class
 SRV..........................     0.95%          13,145    10.587497          139,174
Oppenheimer Capital
 Appreciation Fund -- Class
 SRV..........................     1.05%           3,170    10.578624           33,539
Oppenheimer Capital
 Appreciation Fund -- Class
 SRV..........................     1.15%         284,496    10.569767        3,007,060
Oppenheimer Capital
 Appreciation Fund -- Class
 SRV..........................     1.25%          10,857    10.560906          114,655
Oppenheimer Capital
 Appreciation Fund -- Class
 SRV..........................     1.35%         152,765    10.552062        1,611,982
Oppenheimer Capital
 Appreciation Fund -- Class
 SRV..........................     1.45%          44,134    10.543221          465,315
Oppenheimer Capital
 Appreciation Fund -- Class
 SRV..........................     1.55%             962    10.534385           10,137
Oppenheimer Capital
 Appreciation Fund -- Class
 SRV..........................     1.60%         215,668    10.529974        2,270,975
Oppenheimer Capital
 Appreciation Fund -- Class
 SRV..........................     1.65%         482,574    10.525553        5,079,355
Oppenheimer Capital
 Appreciation Fund -- Class
 SRV..........................     1.80%         134,168    10.512334        1,410,421
Oppenheimer Capital
 Appreciation Fund -- Class
 SRV..........................     1.85%          16,360    10.507920          171,915
Oppenheimer Capital
 Appreciation Fund -- Class
 SRV..........................     1.90%          30,209    10.503518          317,301
Oppenheimer Capital
 Appreciation Fund -- Class
 SRV..........................     1.95%          59,875    10.499118          628,638
Oppenheimer Capital
 Appreciation Fund -- Class
 SRV..........................     2.10%         542,001    10.485930        5,683,387
Oppenheimer Capital
 Appreciation Fund -- Class
 SRV..........................     2.15%          12,923    10.481521          135,457
Oppenheimer Capital
 Appreciation Fund -- Class
 SRV..........................     2.40%         103,793    10.459590        1,085,630
Oppenheimer Capital
 Appreciation Fund -- Class
 SRV..........................     2.45%           2,595    10.455204           27,132
Oppenheimer Global Securities
 Fund -- Class SRV............     0.75%          83,530    11.527071          962,857
Oppenheimer Global Securities
 Fund -- Class SRV............     0.95%          27,553    11.507766          317,075
Oppenheimer Global Securities
 Fund -- Class SRV............     1.05%           4,762    11.498131           54,749
Oppenheimer Global Securities
 Fund -- Class SRV............     1.15%         329,404    11.488494        3,784,361
Oppenheimer Global Securities
 Fund -- Class SRV............     1.25%          54,276    11.478877          623,024
Oppenheimer Global Securities
 Fund -- Class SRV............     1.35%         179,045    11.469275        2,053,513
Oppenheimer Global Securities
 Fund -- Class SRV............     1.45%          37,726    11.459660          432,323
Oppenheimer Global Securities
 Fund -- Class SRV............     1.55%           6,893    11.450061           78,922
Oppenheimer Global Securities
 Fund -- Class SRV............     1.60%         343,847    11.445268        3,935,416
Oppenheimer Global Securities
 Fund -- Class SRV............     1.65%         640,998    11.440472        7,333,320

_____________________________________ SA-57 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                  FEES      UNITS OWNED     UNIT FAIR      CONTRACT
                                (NOTE 3)  BY PARTICIPANTS    VALUE #       LIABILITY
                                --------  ---------------  -----------  ---------------
Oppenheimer Global Securities
 Fund -- Class SRV............     1.80%         198,381   $11.426108   $    2,266,725
Oppenheimer Global Securities
 Fund -- Class SRV............     1.90%          50,400    11.416541          575,398
Oppenheimer Global Securities
 Fund -- Class SRV............     1.95%          40,301    11.411745          459,900
Oppenheimer Global Securities
 Fund -- Class SRV............     2.10%         833,282    11.397413        9,497,258
Oppenheimer Global Securities
 Fund -- Class SRV............     2.40%          96,913    11.368801        1,101,787
Oppenheimer Main Street
 Fund -- Class SRV............     0.75%          32,157    10.484476          337,146
Oppenheimer Main Street
 Fund -- Class SRV............     1.15%          45,783    10.449383          478,406
Oppenheimer Main Street
 Fund -- Class SRV............     1.25%           2,323    10.440627           24,253
Oppenheimer Main Street
 Fund -- Class SRV............     1.35%          14,188    10.431874          148,008
Oppenheimer Main Street
 Fund -- Class SRV............     1.45%             309    10.423131            3,219
Oppenheimer Main Street
 Fund -- Class SRV............     1.60%          34,750    10.410031          361,751
Oppenheimer Main Street
 Fund -- Class SRV............     1.65%         122,762    10.405663        1,277,416
Oppenheimer Main Street
 Fund -- Class SRV............     1.80%          12,217    10.392597          126,971
Oppenheimer Main Street
 Fund -- Class SRV............     1.85%             818    10.388238            8,500
Oppenheimer Main Street
 Fund -- Class SRV............     1.90%           5,252    10.383881           54,537
Oppenheimer Main Street
 Fund -- Class SRV............     1.95%           7,767    10.379532           80,619
Oppenheimer Main Street
 Fund -- Class SRV............     2.10%          95,079    10.366492          985,635
Oppenheimer Main Street
 Fund -- Class SRV............     2.15%           3,773    10.362153           39,097
Oppenheimer Main Street
 Fund -- Class SRV............     2.40%          14,460    10.340458          149,523
Oppenheimer Main Street
 Fund -- Class SRV............     2.45%           8,050    10.336121           83,210
Oppenheimer Main Street Small
 Cap Fund -- Class SRV........     0.75%          12,441    10.971347          136,498
Oppenheimer Main Street Small
 Cap Fund -- Class SRV........     0.95%             387    10.952972            4,240
Oppenheimer Main Street Small
 Cap Fund -- Class SRV........     1.05%             182    10.943799            1,993
Oppenheimer Main Street Small
 Cap Fund -- Class SRV........     1.15%         370,532    10.934626        4,051,629
Oppenheimer Main Street Small
 Cap Fund -- Class SRV........     1.25%           5,812    10.925472           63,497
Oppenheimer Main Street Small
 Cap Fund -- Class SRV........     1.35%         172,404    10.916316        1,882,015
Oppenheimer Main Street Small
 Cap Fund -- Class SRV........     1.45%          44,264    10.907171          482,799
Oppenheimer Main Street Small
 Cap Fund -- Class SRV........     1.55%              27    10.898031              299
Oppenheimer Main Street Small
 Cap Fund -- Class SRV........     1.60%         319,660    10.893467        3,482,201
Oppenheimer Main Street Small
 Cap Fund -- Class SRV........     1.65%         688,020    10.888899        7,491,777
Oppenheimer Main Street Small
 Cap Fund -- Class SRV........     1.80%         180,491    10.875224        1,962,880
Oppenheimer Main Street Small
 Cap Fund -- Class SRV........     1.85%           4,456    10.870659           48,440
Oppenheimer Main Street Small
 Cap Fund -- Class SRV........     1.90%          38,664    10.866104          420,130
Oppenheimer Main Street Small
 Cap Fund -- Class SRV........     1.95%          61,012    10.861562          662,691
Oppenheimer Main Street Small
 Cap Fund -- Class SRV........     2.10%         792,580    10.847907        8,597,830
Oppenheimer Main Street Small
 Cap Fund -- Class SRV........     2.15%          11,455    10.843371          124,210
Oppenheimer Main Street Small
 Cap Fund -- Class SRV........     2.40%          85,004    10.820666          919,800
Oppenheimer Main Street Small
 Cap Fund -- Class SRV........     2.45%           5,832    10.816124           63,083
Putnam Diversified Income --
 Class IB.....................     0.75%          14,738    17.301813          255,001
Putnam Diversified Income --
 Class IB.....................     0.95%           4,862    17.272822           83,984
Putnam Diversified Income --
 Class IB.....................     1.05%           1,438    17.258354           24,817
Putnam Diversified Income --
 Class IB.....................     1.15%          84,944    17.155146        1,457,226
Putnam Diversified Income --
 Class IB.....................     1.25%           3,441    17.090234           58,802
Putnam Diversified Income --
 Class IB.....................     1.35%          35,297    17.044652          601,617
Putnam Diversified Income --
 Class IB.....................     1.45%           2,240    16.980135           38,038
Putnam Diversified Income --
 Class IB.....................     1.60%          90,326    16.893310        1,525,899
Putnam Diversified Income --
 Class IB.....................     1.65%         115,879    13.336459        1,545,415
Putnam Diversified Income --
 Class IB.....................     1.80%          35,819    13.220540          473,546

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-58 ____________________________________

                                  FEES      UNITS OWNED     UNIT FAIR      CONTRACT
                                (NOTE 3)  BY PARTICIPANTS    VALUE #       LIABILITY
                                --------  ---------------  -----------  ---------------
Putnam Diversified Income --
 Class IB.....................     1.85%          10,215   $13.205901   $      134,899
Putnam Diversified Income --
 Class IB.....................     1.90%          13,002    13.481457          175,280
Putnam Diversified Income --
 Class IB.....................     1.95%           3,707    16.692416           61,875
Putnam Diversified Income --
 Class IB.....................     2.10%         146,536    16.607041        2,433,526
Putnam Diversified Income --
 Class IB.....................     2.15%          11,098    13.024176          144,543
Putnam Diversified Income --
 Class IB.....................     2.40%          13,763    13.217511          181,909
Putnam Diversified Income --
 Class IB.....................     2.45%           1,099    13.204279           14,506
Putnam Global Asset
 Allocation -- Class IB.......     0.75%          12,977    33.613874          436,207
Putnam Global Asset
 Allocation -- Class IB.......     0.95%           3,150    33.557575          105,720
Putnam Global Asset
 Allocation -- Class IB.......     1.05%           1,458    33.529464           48,890
Putnam Global Asset
 Allocation -- Class IB.......     1.15%          26,384    33.328955          879,339
Putnam Global Asset
 Allocation -- Class IB.......     1.25%           1,394    33.202813           46,271
Putnam Global Asset
 Allocation -- Class IB.......     1.35%           1,258    33.114275           41,674
Putnam Global Asset
 Allocation -- Class IB.......     1.55%              13    32.876358              412
Putnam Global Asset
 Allocation -- Class IB.......     1.60%          18,142    32.820216          595,431
Putnam Global Asset
 Allocation -- Class IB.......     1.65%          27,202    10.014299          272,407
Putnam Global Asset
 Allocation -- Class IB.......     1.80%           2,209     9.927241           21,926
Putnam Global Asset
 Allocation -- Class IB.......     1.90%             156    10.350527            1,616
Putnam Global Asset
 Allocation -- Class IB.......     2.10%          14,376    32.264038          463,823
Putnam Global Asset
 Allocation -- Class IB.......     2.40%          31,781    10.147839          322,506
Putnam Growth and Income --
 Class IB.....................     0.75%           6,142    51.909104          318,800
Putnam Growth and Income --
 Class IB.....................     0.95%             348    51.822182           18,033
Putnam Growth and Income --
 Class IB.....................     1.05%             255    51.778769           13,212
Putnam Growth and Income --
 Class IB.....................     1.15%          11,008    51.469113          566,553
Putnam Growth and Income --
 Class IB.....................     1.25%             860    51.274285           44,117
Putnam Growth and Income --
 Class IB.....................     1.35%           3,355    51.137594          171,541
Putnam Growth and Income --
 Class IB.....................     1.45%              82    50.944035            4,159
Putnam Growth and Income --
 Class IB.....................     1.60%           4,215    50.683509          213,614
Putnam Growth and Income --
 Class IB.....................     1.65%          32,760    12.435324          407,384
Putnam Growth and Income --
 Class IB.....................     1.80%           5,855    12.327243           72,173
Putnam Growth and Income --
 Class IB.....................     1.90%           1,840    10.950271           20,149
Putnam Growth and Income --
 Class IB.....................     1.95%             710    50.080738           35,562
Putnam Growth and Income --
 Class IB.....................     2.10%           9,644    49.824610          480,504
Putnam Growth and Income --
 Class IB.....................     2.15%             132    12.144073            1,597
Putnam Growth and Income --
 Class IB.....................     2.40%          14,186    10.735847          152,301
Putnam International
 Equity -- Class IB...........     0.75%          18,888    19.558296          369,409
Putnam International
 Equity -- Class IB...........     0.95%             369    19.525525            7,203
Putnam International
 Equity -- Class IB...........     1.05%           1,004    19.509164           19,587
Putnam International
 Equity -- Class IB...........     1.15%         278,234    19.392501        5,395,653
Putnam International
 Equity -- Class IB...........     1.25%           2,471    19.319094           47,745
Putnam International
 Equity -- Class IB...........     1.35%         136,115    19.267574        2,622,610
Putnam International
 Equity -- Class IB...........     1.45%          37,853    19.194635          726,579
Putnam International
 Equity -- Class IB...........     1.60%         222,083    19.096475        4,241,008
Putnam International
 Equity -- Class IB...........     1.65%       1,162,293     8.305426        9,653,338
Putnam International
 Equity -- Class IB...........     1.80%         324,223     8.233231        2,669,407
Putnam International
 Equity -- Class IB...........     1.90%          49,407    10.274238          507,617
Putnam International
 Equity -- Class IB...........     1.95%          53,965    18.869331        1,018,290
Putnam International
 Equity -- Class IB...........     2.10%         551,997    18.772829       10,362,552

_____________________________________ SA-59 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                  FEES      UNITS OWNED     UNIT FAIR      CONTRACT
                                (NOTE 3)  BY PARTICIPANTS    VALUE #       LIABILITY
                                --------  ---------------  -----------  ---------------
Putnam International
 Equity -- Class IB...........     2.40%         139,793   $10.073002   $    1,408,139
Putnam Investors -- Class
 IB...........................     0.75%          17,011     9.934290          168,989
Putnam Investors -- Class
 IB...........................     0.95%             880     9.917653            8,728
Putnam Investors -- Class
 IB...........................     1.05%             212     9.909363            2,100
Putnam Investors -- Class
 IB...........................     1.15%          20,125     9.850096          198,235
Putnam Investors -- Class
 IB...........................     1.25%           1,348     9.812821           13,225
Putnam Investors -- Class
 IB...........................     1.35%           1,499     9.786658           14,673
Putnam Investors -- Class
 IB...........................     1.45%           1,704     9.749614           16,617
Putnam Investors -- Class
 IB...........................     1.55%              86     9.716333              837
Putnam Investors -- Class
 IB...........................     1.60%          14,395     9.699758          139,633
Putnam Investors -- Class
 IB...........................     1.65%          25,407     6.769446          171,992
Putnam Investors -- Class
 IB...........................     1.80%          11,182     6.710574           75,035
Putnam Investors -- Class
 IB...........................     1.90%             111     7.234591              803
Putnam Investors -- Class
 IB...........................     1.95%               2     9.584407               20
Putnam Investors -- Class
 IB...........................     2.10%          24,254     9.535398          231,270
Putnam Investors -- Class
 IB...........................     2.40%          14,449     7.092883          102,482
Putnam New Value -- Class
 IB...........................     0.75%          49,020    19.357998          948,924
Putnam New Value -- Class
 IB...........................     0.95%           5,379    19.325576          103,958
Putnam New Value -- Class
 IB...........................     1.05%             957    19.309395           18,484
Putnam New Value -- Class
 IB...........................     1.15%          21,534    19.193907          413,328
Putnam New Value -- Class
 IB...........................     1.25%          20,900    19.121275          399,628
Putnam New Value -- Class
 IB...........................     1.35%           4,908    19.070302           93,591
Putnam New Value -- Class
 IB...........................     1.45%           2,572    18.998122           48,872
Putnam New Value -- Class
 IB...........................     1.55%              44    18.933291              828
Putnam New Value -- Class
 IB...........................     1.60%          27,093    18.900956          512,085
Putnam New Value -- Class
 IB...........................     1.65%          75,505    17.547732        1,324,950
Putnam New Value -- Class
 IB...........................     1.80%           7,826    17.395263          136,127
Putnam New Value -- Class
 IB...........................     1.90%           7,694    14.337729          110,317
Putnam New Value -- Class
 IB...........................     1.95%           2,067    18.676228           38,601
Putnam New Value -- Class
 IB...........................     2.10%         106,209    18.580695        1,973,437
Putnam New Value -- Class
 IB...........................     2.15%           2,617    17.136808           44,850
Putnam New Value -- Class
 IB...........................     2.40%          15,774    14.057007          221,731
Putnam New Value -- Class
 IB...........................     2.45%           3,839    14.042955           53,917
Putnam Small Cap Value --
 Class IB.....................     0.75%          33,218    23.245262          772,172
Putnam Small Cap Value --
 Class IB.....................     0.95%           5,091    23.206350          118,148
Putnam Small Cap Value --
 Class IB.....................     1.05%           2,685    23.186914           62,248
Putnam Small Cap Value --
 Class IB.....................     1.15%         151,701    23.048311        3,496,441
Putnam Small Cap Value --
 Class IB.....................     1.25%          20,521    22.961103          471,195
Putnam Small Cap Value --
 Class IB.....................     1.35%          79,502    22.899917        1,820,599
Putnam Small Cap Value --
 Class IB.....................     1.45%          21,081    22.813258          480,920
Putnam Small Cap Value --
 Class IB.....................     1.55%           4,056    22.735451           92,226
Putnam Small Cap Value --
 Class IB.....................     1.60%         137,577    22.696612        3,122,525
Putnam Small Cap Value --
 Class IB.....................     1.65%         317,562    21.279394        6,757,521
Putnam Small Cap Value --
 Class IB.....................     1.80%          86,226    21.094488        1,818,903
Putnam Small Cap Value --
 Class IB.....................     1.85%           2,691    21.071068           56,704
Putnam Small Cap Value --
 Class IB.....................     1.90%          19,758    20.154043          398,198
Putnam Small Cap Value --
 Class IB.....................     1.95%          25,326    22.426815          567,976
Putnam Small Cap Value --
 Class IB.....................     2.10%         449,774    22.312168       10,035,424

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-60 ____________________________________

                                  FEES      UNITS OWNED     UNIT FAIR      CONTRACT
                                (NOTE 3)  BY PARTICIPANTS    VALUE #       LIABILITY
                                --------  ---------------  -----------  ---------------
Putnam Small Cap Value --
 Class IB.....................     2.15%          13,947   $20.781140   $      289,827
Putnam Small Cap Value --
 Class IB.....................     2.40%          67,250    19.759547        1,328,826
Putnam Small Cap Value --
 Class IB.....................     2.45%             306    19.739785            6,045
Putnam The George Putnam Fund
 of Boston -- Class IB........     0.75%          68,544    12.427584          851,831
Putnam The George Putnam Fund
 of Boston -- Class IB........     0.95%          16,205    12.406767          201,052
Putnam The George Putnam Fund
 of Boston -- Class IB........     1.05%           4,380    12.396378           54,298
Putnam The George Putnam Fund
 of Boston -- Class IB........     1.15%          30,653    12.322239          377,716
Putnam The George Putnam Fund
 of Boston -- Class IB........     1.25%          68,039    12.275612          835,216
Putnam The George Putnam Fund
 of Boston -- Class IB........     1.35%           9,502    12.242859          116,336
Putnam The George Putnam Fund
 of Boston -- Class IB........     1.45%           2,719    12.196531           33,162
Putnam The George Putnam Fund
 of Boston -- Class IB........     1.55%           5,398    12.154889           65,617
Putnam The George Putnam Fund
 of Boston -- Class IB........     1.60%          40,810    12.134166          495,191
Putnam The George Putnam Fund
 of Boston -- Class IB........     1.65%          18,295    12.930532          236,559
Putnam The George Putnam Fund
 of Boston -- Class IB........     1.80%          11,056    12.818160          141,716
Putnam The George Putnam Fund
 of Boston -- Class IB........     1.85%           1,599    12.803898           20,477
Putnam The George Putnam Fund
 of Boston -- Class IB........     1.90%             231    11.656543            2,698
Putnam The George Putnam Fund
 of Boston -- Class IB........     1.95%           5,064    11.989820           60,718
Putnam The George Putnam Fund
 of Boston -- Class IB........     2.10%          55,901    11.928501          666,820
Putnam The George Putnam Fund
 of Boston -- Class IB........     2.15%             999    12.627726           12,621
Putnam The George Putnam Fund
 of Boston -- Class IB........     2.40%           9,810    11.428257          112,112
Putnam Vista -- Class IB......     0.75%           5,118    15.770447           80,711
Putnam Vista -- Class IB......     0.95%             974    15.744049           15,340
Putnam Vista -- Class IB......     1.15%           8,150    15.636826          127,444
Putnam Vista -- Class IB......     1.25%              57    15.577633              894
Putnam Vista -- Class IB......     1.35%           7,597    15.536136          118,034
Putnam Vista -- Class IB......     1.45%             827    15.477297           12,798
Putnam Vista -- Class IB......     1.55%           1,716    15.424494           26,467
Putnam Vista -- Class IB......     1.60%           7,919    15.398138          121,944
Putnam Vista -- Class IB......     1.65%          19,546     5.475308          107,018
Putnam Vista -- Class IB......     1.80%           9,077     5.427675           49,266
Putnam Vista -- Class IB......     1.90%             168     6.379458            1,070
Putnam Vista -- Class IB......     1.95%           1,081    15.215052           16,440
Putnam Vista -- Class IB......     2.10%           6,895    15.137251          104,378
Putnam Vista -- Class IB......     2.40%          13,117     6.254512           82,042
Putnam Voyager -- Class IB....     0.75%             258    53.208384           13,746
Putnam Voyager -- Class IB....     1.05%             133    53.074810            7,046
Putnam Voyager -- Class IB....     1.15%           1,067    52.757362           56,313
Putnam Voyager -- Class IB....     1.35%           3,547    52.417515          185,931
Putnam Voyager -- Class IB....     1.45%              51    52.219092            2,653
Putnam Voyager -- Class IB....     1.60%           3,241    51.952019          168,399
Putnam Voyager -- Class IB....     1.65%          31,639     5.317266          168,235
Putnam Voyager -- Class IB....     1.80%           2,996     5.271046           15,790
Putnam Voyager -- Class IB....     1.85%           7,592     5.265168           39,973
Putnam Voyager -- Class IB....     1.95%             673    51.334103           34,566
Putnam Voyager -- Class IB....     2.10%           6,644    51.071546          339,301
Putnam Voyager -- Class IB....     2.40%          16,928     6.406829          108,456
Enterprise -- Class I.........     1.30%         304,766     0.992186          302,385
Enterprise -- Class I.........     1.40%         876,106     8.265196        7,241,187

_____________________________________ SA-61 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                  FEES      UNITS OWNED     UNIT FAIR      CONTRACT
                                (NOTE 3)  BY PARTICIPANTS    VALUE #       LIABILITY
                                --------  ---------------  -----------  ---------------
Enterprise -- Class I.........     1.55%         201,998   $ 8.182999   $    1,652,950
Enterprise -- Class I.........     1.65%          64,466     8.510858          548,663
Enterprise -- Class I.........     1.75%           1,123     8.102826            9,099
Enterprise -- Class I.........     1.80%           7,141     8.431490           60,211
Enterprise -- Class I.........     1.85%              15     8.427445              131
Enterprise -- Class I.........     1.90%           3,782     8.061355           30,490
Enterprise -- Class II........     1.50%         232,467     5.777266        1,343,024
Enterprise -- Class II........     1.60%          17,169     5.737959           98,516
Enterprise -- Class II........     1.65%          84,053     5.730317          481,651
Enterprise -- Class II........     1.70%          57,002     5.720661          326,088
Enterprise -- Class II........     1.80%           4,645     5.681734           26,392
Enterprise -- Class II........     1.85%         296,291     5.674158        1,681,202
Enterprise -- Class II........     1.90%             458     5.666565            2,598
Enterprise -- Class II........     1.95%          45,897     5.652670          259,441
Enterprise -- Class II........     2.00%          39,405     5.645111          222,444
Enterprise -- Class II........     2.05%          32,738     5.635475          184,496
Enterprise -- Class II........     2.10%          30,188     5.627962          169,896
Enterprise -- Class II........     2.15%          17,322     5.614140           97,249
Enterprise -- Class II........     2.20%          24,502     5.606646          137,376
Enterprise -- Class II........     2.25%          30,256     5.599168          169,410
Enterprise -- Class II........     2.30%          61,188     5.593561          342,256
Enterprise -- Class II........     2.35%              52     5.587962              288
Enterprise -- Class II........     2.40%           4,977     5.582364           27,786
Enterprise -- Class II........     2.45%           4,795     5.569333           26,704
Enterprise -- Class II........     2.60%          16,314     5.552645           90,589
Growth and Income -- Class
 I............................     1.30%       1,253,525     1.255110        1,573,308
Growth and Income -- Class
 I............................     1.40%       1,958,948    14.191677       27,800,755
Growth and Income -- Class
 I............................     1.55%         233,218    14.050508        3,276,829
Growth and Income -- Class
 I............................     1.60%           1,400    14.052676           19,668
Growth and Income -- Class
 I............................     1.65%         160,704    14.467717        2,325,021
Growth and Income -- Class
 I............................     1.75%           4,980    13.912914           69,285
Growth and Income -- Class
 I............................     1.80%          21,160    14.332799          303,275
Growth and Income -- Class
 I............................     1.85%              22    14.326042              311
Growth and Income -- Class
 I............................     1.90%           8,106    13.841769          112,196
Growth and Income -- Class
 I............................     2.00%             757    14.192465           10,751
Growth and Income -- Class
 I............................     2.15%           1,401    14.119912           19,786
Growth and Income -- Class
 II...........................     0.75%         225,075    14.668103        3,301,424
Growth and Income -- Class
 II...........................     0.95%          31,286    14.643550          458,142
Growth and Income -- Class
 II...........................     1.05%          14,660    14.631280          214,499
Growth and Income -- Class
 II...........................     1.15%         108,400    14.912181        1,616,476
Growth and Income -- Class
 II...........................     1.25%         124,282    14.606769        1,815,363
Growth and Income -- Class
 II...........................     1.35%          33,444    14.887210          497,880
Growth and Income -- Class
 II...........................     1.45%           9,064    14.874736          134,822
Growth and Income -- Class
 II...........................     1.50%         526,400    14.971400        7,880,942
Growth and Income -- Class
 II...........................     1.55%           9,425    14.570097          137,319
Growth and Income -- Class
 II...........................     1.60%         137,856    14.869655        2,049,868
Growth and Income -- Class
 II...........................     1.60%          90,911    14.869655        1,351,818
Growth and Income -- Class
 II...........................     1.65%         245,851    14.849833        3,650,844

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-62 ____________________________________

                                  FEES      UNITS OWNED     UNIT FAIR      CONTRACT
                                (NOTE 3)  BY PARTICIPANTS    VALUE #       LIABILITY
                                --------  ---------------  -----------  ---------------
Growth and Income -- Class
 II...........................     1.65%         124,178   $14.849833   $    1,844,020
Growth and Income -- Class
 II...........................     1.70%         133,414    14.824783        1,977,834
Growth and Income -- Class
 II...........................     1.80%         153,880    14.724031        2,265,735
Growth and Income -- Class
 II...........................     1.80%          35,534    14.724031          523,200
Growth and Income -- Class
 II...........................     1.85%       1,472,564    14.704404       21,653,177
Growth and Income -- Class
 II...........................     1.90%          84,615    14.684779        1,242,554
Growth and Income -- Class
 II...........................     1.90%           8,918    14.684779          130,960
Growth and Income -- Class
 II...........................     1.95%         615,500    14.648750        9,016,302
Growth and Income -- Class
 II...........................     1.95%          12,716    14.648750          186,280
Growth and Income -- Class
 II...........................     2.00%         838,255    14.629191       12,262,994
Growth and Income -- Class
 II...........................     2.05%          74,595    14.604238        1,089,400
Growth and Income -- Class
 II...........................     2.10%         600,112    14.584750        8,752,477
Growth and Income -- Class
 II...........................     2.10%         204,292    14.584750        2,979,547
Growth and Income -- Class
 II...........................     2.15%         597,718    14.548979        8,696,186
Growth and Income -- Class
 II...........................     2.15%           6,558    14.548979           95,412
Growth and Income -- Class
 II...........................     2.20%         144,271    14.529556        2,096,201
Growth and Income -- Class
 II...........................     2.25%         156,739    14.510189        2,274,312
Growth and Income -- Class
 II...........................     2.30%       1,131,325    14.495663       16,399,301
Growth and Income -- Class
 II...........................     2.35%           2,485    14.481159           35,986
Growth and Income -- Class
 II...........................     2.40%         165,339    14.466672        2,391,902
Growth and Income -- Class
 II...........................     2.40%          23,319    14.466672          337,353
Growth and Income -- Class
 II...........................     2.45%          99,968    14.432905        1,442,826
Growth and Income -- Class
 II...........................     2.45%             584    14.432905            8,434
Growth and Income -- Class
 II...........................     2.60%         216,156    14.389633        3,110,407
Comstock -- Class II..........     0.75%         297,759    14.719590        4,382,890
Comstock -- Class II..........     0.95%          54,873    14.694935          806,349
Comstock -- Class II..........     1.05%          19,459    14.682621          285,711
Comstock -- Class II..........     1.15%         393,419    14.858330        5,845,548
Comstock -- Class II..........     1.25%         164,206    14.658029        2,406,942
Comstock -- Class II..........     1.35%         170,175    14.833441        2,524,286
Comstock -- Class II..........     1.45%          47,317    14.821016          701,286
Comstock -- Class II..........     1.50%         292,463    14.855559        4,344,702
Comstock -- Class II..........     1.55%          10,534    14.621212          154,022
Comstock -- Class II..........     1.60%         201,026    14.815953        2,978,393
Comstock -- Class II..........     1.60%         329,169    14.815953        4,876,953
Comstock -- Class II..........     1.65%         155,997    14.796182        2,308,164
Comstock -- Class II..........     1.65%         706,134    14.796182       10,448,086
Comstock -- Class II..........     1.70%         106,422    14.776448        1,572,545
Comstock -- Class II..........     1.80%         209,543    14.737063        3,088,051
Comstock -- Class II..........     1.80%         208,293    14.737063        3,069,629
Comstock -- Class II..........     1.85%         534,855    14.717393        7,871,670
Comstock -- Class II..........     1.85%           9,749    14.717393          143,474
Comstock -- Class II..........     1.90%          90,391    14.697769        1,328,546
Comstock -- Class II..........     1.90%          31,975    14.697769          469,967
Comstock -- Class II..........     1.95%         699,964    14.678164       10,274,185
Comstock -- Class II..........     1.95%          48,205    14.678164          707,555
Comstock -- Class II..........     2.00%         621,094    14.658586        9,104,361
Comstock -- Class II..........     2.05%          51,346    14.639034          751,657

_____________________________________ SA-63 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                  FEES      UNITS OWNED     UNIT FAIR      CONTRACT
                                (NOTE 3)  BY PARTICIPANTS    VALUE #       LIABILITY
                                --------  ---------------  -----------  ---------------
Comstock -- Class II..........     2.10%         820,096   $14.619505   $   11,989,393
Comstock -- Class II..........     2.10%         899,226    14.619505       13,146,237
Comstock -- Class II..........     2.15%         509,631    14.599968        7,440,602
Comstock -- Class II..........     2.15%          30,378    14.599968          443,522
Comstock -- Class II..........     2.20%          72,553    14.580507        1,057,861
Comstock -- Class II..........     2.25%         238,304    14.561076        3,469,965
Comstock -- Class II..........     2.30%       1,475,638    14.546510       21,465,381
Comstock -- Class II..........     2.35%              97    14.531936            1,411
Comstock -- Class II..........     2.40%         256,916    14.517389        3,729,755
Comstock -- Class II..........     2.40%          92,941    14.517389        1,349,258
Comstock -- Class II..........     2.45%         161,139    14.483519        2,333,860
Comstock -- Class II..........     2.45%           4,061    14.483519           58,816
Comstock -- Class II..........     2.60%         396,170    14.440094        5,720,729
Emerging Growth -- Class II...     1.50%          22,539    13.208819          297,714
Emerging Growth -- Class II...     1.60%          21,988    13.173591          289,658
Emerging Growth -- Class II...     1.65%           2,245    13.156003           29,541
Emerging Growth -- Class II...     1.70%             155    13.138478            2,032
Emerging Growth -- Class II...     1.80%          14,736    13.103413          193,093
Emerging Growth -- Class II...     1.85%          23,730    13.085935          310,524
Emerging Growth -- Class II...     1.90%           3,179    13.068473           41,543
Emerging Growth -- Class II...     1.95%          50,429    13.051044          658,148
Emerging Growth -- Class II...     2.00%          20,814    13.033631          271,283
Emerging Growth -- Class II...     2.05%           3,020    13.016242           39,309
Emerging Growth -- Class II...     2.10%          44,563    12.998868          579,269
Emerging Growth -- Class II...     2.15%          41,303    12.981512          536,181
Emerging Growth -- Class II...     2.20%           5,149    12.964197           66,753
Emerging Growth -- Class II...     2.25%           8,892    12.946893          115,118
Emerging Growth -- Class II...     2.30%          28,401    12.933945          367,339
Emerging Growth -- Class II...     2.40%          25,410    12.908054          327,996
Emerging Growth -- Class II...     2.45%          12,962    12.877919          166,927
Emerging Growth -- Class II...     2.60%          22,937    12.839302          294,496
Aggressive Growth
 Portfolio -- Class II........     1.50%           7,927    11.793783           93,493
Aggressive Growth
 Portfolio -- Class II........     1.60%             781    11.773157            9,191
Aggressive Growth
 Portfolio -- Class II........     1.80%           2,078    11.732004           24,382
Aggressive Growth
 Portfolio -- Class II........     1.85%           4,558    11.721735           53,432
Aggressive Growth
 Portfolio -- Class II........     1.90%             733    11.711464            8,589
Aggressive Growth
 Portfolio -- Class II........     1.95%           8,054    11.701211           94,244
Aggressive Growth
 Portfolio -- Class II........     2.00%           6,349    11.690978           74,227
Aggressive Growth
 Portfolio -- Class II........     2.05%             783    11.680753            9,142
Aggressive Growth
 Portfolio -- Class II........     2.10%          17,487    11.670521          204,084
Aggressive Growth
 Portfolio -- Class II........     2.15%           7,153    11.660317           83,406
Aggressive Growth
 Portfolio -- Class II........     2.25%             481    11.639911            5,603
Aggressive Growth
 Portfolio -- Class II........     2.30%          21,423    11.629730          249,143
Aggressive Growth
 Portfolio -- Class II........     2.40%          10,794    11.609389          125,311
Aggressive Growth
 Portfolio -- Class II........     2.45%             385    11.599232            4,461
Aggressive Growth
 Portfolio -- Class II........     2.60%           1,671    11.568800           19,333
Government Portfolio -- Class
 II...........................     1.50%          75,744    10.249360          776,324
Government Portfolio -- Class
 II...........................     1.60%          14,606    10.236543          149,515

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-64 ____________________________________

                                  FEES      UNITS OWNED     UNIT FAIR      CONTRACT
                                (NOTE 3)  BY PARTICIPANTS    VALUE #       LIABILITY
                                --------  ---------------  -----------  ---------------
Government Portfolio -- Class
 II...........................     1.70%          44,709   $10.223740   $      457,098
Government Portfolio -- Class
 II...........................     1.80%         140,079    10.200745        1,428,909
Government Portfolio -- Class
 II...........................     1.90%          11,263    10.182896          114,685
Government Portfolio -- Class
 II...........................     1.95%          15,680    10.173974          159,530
Government Portfolio -- Class
 II...........................     2.00%         442,755    10.167623        4,501,763
Government Portfolio -- Class
 II...........................     2.10%         187,287    10.147293        1,900,454
Government Portfolio -- Class
 II...........................     2.15%          71,898    10.138416          728,933
Government Portfolio -- Class
 II...........................     2.25%           6,667    10.120674           67,474
Government Portfolio -- Class
 II...........................     2.30%         650,102    10.111818        6,573,714
Government Portfolio -- Class
 II...........................     2.40%          51,023    10.094123          515,036
Government Portfolio -- Class
 II...........................     2.45%           2,211    10.085283           22,299
Government Portfolio -- Class
 II...........................     2.60%         113,765    10.058815        1,144,345
Wells Fargo Advantage Asset
 Allocation Fund..............     1.60%           1,795     1.181729            2,122
Wells Fargo Advantage Asset
 Allocation Fund..............     2.10%         249,383     1.161218          289,588
Wells Fargo Advantage Asset
 Allocation Fund..............     2.40%         136,540     1.166029          159,209
Wells Fargo Advantage Total
 Return Bond Fund.............     1.60%          20,072     1.146847           23,019
Wells Fargo Advantage Total
 Return Bond Fund.............     1.80%          57,715     1.137372           65,643
Wells Fargo Advantage Total
 Return Bond Fund.............     1.90%           2,801     1.134795            3,179
Wells Fargo Advantage Total
 Return Bond Fund.............     2.10%          70,091     1.126968           78,991
Wells Fargo Advantage Total
 Return Bond Fund.............     2.40%          86,552     1.131657           97,947
Wells Fargo Advantage Equity
 Income Fund..................     1.60%          73,912     1.189540           87,921
Wells Fargo Advantage Equity
 Income Fund..................     2.10%           2,351     1.168898            2,748
Wells Fargo Advantage Equity
 Income Fund..................     2.40%         188,838     1.173756          221,649
Wells Fargo Advantage C&B
 Large Cap Value Fund.........     1.15%          71,165     1.106577           78,750
Wells Fargo Advantage C&B
 Large Cap Value Fund.........     1.60%          18,397     1.087637           20,009
Wells Fargo Advantage C&B
 Large Cap Value Fund.........     1.65%          43,458     1.085385           47,169
Wells Fargo Advantage C&B
 Large Cap Value Fund.........     1.80%          39,242     1.078606           42,326
Wells Fargo Advantage C&B
 Large Cap Value Fund.........     1.90%          16,589     1.076172           17,852
Wells Fargo Advantage C&B
 Large Cap Value Fund.........     2.10%         183,800     1.068756          196,437
Wells Fargo Advantage Large
 Company Core Fund............     1.15%           5,244     0.988859            5,186
Wells Fargo Advantage
 International Core Fund......     1.60%          19,540     1.205870           23,562
Wells Fargo Advantage
 International Core Fund......     2.10%         105,520     1.184955          125,037
Wells Fargo Advantage Large
 Company Growth Fund..........     1.15%          75,938     1.067331           81,051
Wells Fargo Advantage Large
 Company Growth Fund..........     1.35%          42,188     1.058917           44,673
Wells Fargo Advantage Large
 Company Growth Fund..........     1.45%          12,605     1.055648           13,306
Wells Fargo Advantage Large
 Company Growth Fund..........     1.60%         216,455     1.049062          227,075
Wells Fargo Advantage Large
 Company Growth Fund..........     1.65%         235,755     1.046872          246,806
Wells Fargo Advantage Large
 Company Growth Fund..........     1.80%         170,085     1.040354          176,949
Wells Fargo Advantage Large
 Company Growth Fund..........     1.90%          36,452     1.037998           37,837
Wells Fargo Advantage Large
 Company Growth Fund..........     1.95%          20,851     1.036588           21,614
Wells Fargo Advantage Large
 Company Growth Fund..........     2.10%         436,097     1.030850          449,551
Wells Fargo Advantage Large
 Company Growth Fund..........     2.40%          38,466     1.035131           39,817
Wells Fargo Advantage Money
 Market Fund..................     1.60%          19,573     0.986587           19,311
Wells Fargo Advantage Small
 Cap Growth Fund..............     1.15%          35,887     1.170801           42,018
Wells Fargo Advantage Small
 Cap Growth Fund..............     1.35%          18,751     1.161578           21,780
Wells Fargo Advantage Small
 Cap Growth Fund..............     1.45%           6,116     1.157974            7,082
Wells Fargo Advantage Small
 Cap Growth Fund..............     1.60%          93,001     1.150772          107,023
Wells Fargo Advantage Small
 Cap Growth Fund..............     1.65%          91,931     1.148379          105,571

_____________________________________ SA-65 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                  FEES      UNITS OWNED     UNIT FAIR      CONTRACT
                                (NOTE 3)  BY PARTICIPANTS    VALUE #       LIABILITY
                                --------  ---------------  -----------  ---------------
Wells Fargo Advantage Small
 Cap Growth Fund..............     1.80%          76,171   $ 1.141213   $       86,927
Wells Fargo Advantage Small
 Cap Growth Fund..............     1.90%          18,529     1.138633           21,098
Wells Fargo Advantage Small
 Cap Growth Fund..............     1.95%          11,589     1.137076           13,177
Wells Fargo Advantage Small
 Cap Growth Fund..............     2.10%         215,898     1.130793          244,136
Wells Fargo Advantage Small
 Cap Growth Fund..............     2.40%          17,658     1.135488           20,051
Wells Fargo Advantage
 Discovery Fund...............     1.90%             150    11.219398            1,685
Wells Fargo Advantage Multi
 Cap Value Fund...............     1.15%           4,440    12.114618           53,795
Wells Fargo Advantage
 Opportunity Fund.............     1.60%           2,207    10.837413           23,915
                                                                        --------------
    SUB-TOTAL.................                                          $4,933,714,012
                                                                        --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-66 ____________________________________

                                  FEES      UNITS OWNED     UNIT FAIR      CONTRACT
                                (NOTE 3)  BY PARTICIPANTS    VALUE #       LIABILITY
                                --------  ---------------  -----------  ---------------
ANNUITY CONTRACTS IN THE
 ANNUITY PERIOD (BY
 SUB-ACCOUNT):
AllianceBernstein VP
 International Value
 Portfolio -- Class B.........     1.15%           4,836   $11.079927   $       53,582
AllianceBernstein VP Value
 Portfolio -- Class B.........     1.15%           3,240    10.331580           33,475
American Funds Global Growth
 Fund -- Class 2..............     1.40%           3,165    13.372654           42,328
American Funds Growth Fund --
 Class 2......................     1.40%           4,795    13.294487           63,744
American Funds Growth Fund --
 Class 2......................     1.50%           6,373     9.210406           58,701
American Funds Growth-Income
 Fund -- Class 2..............     1.40%           2,788    12.332540           34,377
American Funds Growth-Income
 Fund -- Class 2..............     1.50%           4,274    12.550802           53,646
American Funds International
 Fund -- Class 2..............     1.50%           1,383     9.693916           13,410
Fidelity VIP Equity-Income --
 Class SRV2...................     1.15%           2,718    10.417313           28,310
Fidelity VIP Contrafund --
 Class SRV2...................     0.75%          13,791    11.401061          157,236
Fidelity VIP Mid Cap -- Class
 SRV2.........................     0.75%          23,331    11.255439          262,597
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.40%              29    12.648861              366
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.50%             595     7.233379            4,303
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.40%           1,140    14.548230           16,591
Franklin Mutual Shares
 Securities Fund --
 Class 2......................     1.40%           4,225    15.005045           63,392
Franklin Mutual Shares
 Securities Fund --
 Class 2......................     1.50%             111    14.819429            1,646
Templeton Growth Securities
 Fund -- Class 2..............     1.40%           3,145    13.301155           41,829
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.15%          57,060     1.458910           83,246
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.15%         124,970     1.054512          131,783
Hartford High Yield HLS
 Fund -- Class IA.............     1.15%           5,004     1.244947            6,230
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     0.75%          76,403     1.366664          104,417
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.15%          24,479     1.117841           27,364
Hartford Money Market HLS
 Fund -- Class IA.............     1.15%           8,943     1.104241            9,875
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     0.75%          95,952     1.369036          131,362
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.15%           9,529     1.356746           12,929
Hartford U.S. Government
 Securities HLS Fund -- Class
 IA...........................     1.15%          67,100     1.097531           73,644
MFS Capital Opportunities
 Series -- Class INIT.........     1.40%              34     8.482700              287
MFS Emerging Growth Series --
 Class INIT...................     1.40%              38     8.066515              305
MFS Total Return Series --
 Class INIT...................     1.40%           1,274    13.097240           16,688
MFS Total Return Series --
 Class INIT...................     1.50%             126    13.089413            1,650
Core Plus Fixed Income --
 Class I......................     1.40%             621    13.727553            8,530
Emerging Markets Equity --
 Class I......................     1.40%             217    16.941903            3,673
U.S. Mid Cap Value -- Class
 I............................     1.40%           1,058    15.484274           16,377
U.S. Mid Cap Value -- Class
 I............................     1.50%              88    12.103734            1,062
American Opportunities --
 Class X......................     1.40%           9,557    28.706764          274,339
American Opportunities --
 Class Y......................     1.50%             132     7.182476              946
Balanced Growth -- Class X....     1.40%           4,170    22.973633           95,801
Balanced Growth -- Class Y....     1.50%              77    12.957296              995
Capital Opportunities -- Class
 X............................     1.40%             442    11.434790            5,057
Developing Growth -- Class
 X............................     1.40%           3,619    30.727489          111,188
Flexible Income -- Class X....     1.40%           3,022    13.895028           41,987
Dividend Growth -- Class X....     1.40%          21,117    27.039346          570,993
Dividend Growth -- Class Y....     1.50%              79    11.660912              918
Global Equity -- Class X......     1.40%           2,065    18.821253           38,866
Growth -- Class X.............     1.40%          10,740    19.925700          213,996
Money Market -- Class X.......     1.40%           3,736    12.963657           48,432
Utilities -- Class X..........     1.40%           3,880    26.949796          104,559

_____________________________________ SA-67 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                  FEES      UNITS OWNED     UNIT FAIR      CONTRACT
                                (NOTE 3)  BY PARTICIPANTS    VALUE #       LIABILITY
                                --------  ---------------  -----------  ---------------
Equally Weighted S&P 500 --
 Class X......................     1.40%           1,211   $32.146264   $       38,913
Oppenheimer Capital
 Appreciation Fund -- Class
 SRV..........................     1.15%           1,242    10.569767           13,126
Oppenheimer Global Securities
 Fund -- Class SRV............     0.75%           9,062    11.527071          104,457
Oppenheimer Main Street Small
 Cap Fund -- Class SRV........     1.15%           2,090    10.934626           22,856
Putnam International
 Equity -- Class IB...........     1.15%           1,720    19.392501           33,353
Putnam New Value -- Class
 IB...........................     0.75%           7,687    19.357998          148,798
Putnam Small Cap Value --
 Class IB.....................     0.75%           5,129    23.245262          119,232
Putnam Small Cap Value --
 Class IB.....................     1.15%             556    23.048311           12,805
Growth and Income -- Class
 I............................     1.40%           5,032    14.191677           71,409
Comstock -- Class II..........     1.15%           1,523    14.858330           22,626
                                                                        --------------
    SUB-TOTAL.................                                          $    3,654,607
                                                                        --------------
GRAND TOTAL...................                                          $4,937,368,619
                                                                        ==============

# Rounded unit values

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-68 ____________________________________

                      (This page intentionally left blank)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT. _____________________________________ SA-69 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005

                           ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN
                              VP BALANCED         VP GLOBAL      ALLIANCEBERNSTEIN
                            WEALTH STRATEGY    RESEARCH GROWTH   VP INTERNATIONAL
                               PORTFOLIO          PORTFOLIO       VALUE PORTFOLIO
                            SUB-ACCOUNT (A)    SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
                           -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends..............      $  2,180            $--              $   21,323
                               --------            -------          ----------
EXPENSES:
  Mortality and expense
   risk charges..........       (56,036)            (2,803)           (305,908)
                               --------            -------          ----------
    Net investment income
     (loss)..............       (53,856)            (2,803)           (284,585)
                               --------            -------          ----------
CAPITAL GAINS INCOME
 (LOSS)..................         1,159            --                   69,423
                               --------            -------          ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          (681)               725                 139
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       446,004             47,705           5,811,246
                               --------            -------          ----------
    Net gain (loss) on
     investments.........       445,323             48,430           5,811,385
                               --------            -------          ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $392,626            $45,627          $5,596,223
                               ========            =======          ==========

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-70 ____________________________________

                           ALLIANCEBERNSTEIN                      AMERICAN FUNDS                  AMERICAN FUNDS  AMERICAN FUNDS
                           VP SMALL/MID CAP   ALLIANCEBERNSTEIN   GLOBAL GROWTH   AMERICAN FUNDS  GROWTH INCOME   INTERNATIONAL
                            VALUE PORTFOLIO   VP VALUE PORTFOLIO       FUND        GROWTH FUND         FUND            FUND
                            SUB-ACCOUNT (A)    SUB-ACCOUNT (A)     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -----------------  ------------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME:
  Dividends..............      $  2,232           $  26,081         $  379,782     $ 3,003,198     $ 5,769,813     $ 1,802,944
                               --------           ---------         ----------     -----------     -----------     -----------
EXPENSES:
  Mortality and expense
   risk charges..........       (31,652)           (153,290)          (965,495)     (7,318,531)     (7,315,210)     (1,891,648)
                               --------           ---------         ----------     -----------     -----------     -----------
    Net investment income
     (loss)..............       (29,420)           (127,209)          (585,713)     (4,315,333)     (1,545,397)        (88,704)
                               --------           ---------         ----------     -----------     -----------     -----------
CAPITAL GAINS INCOME
 (LOSS)..................        19,048              36,185            --              --            1,724,157         --
                               --------           ---------         ----------     -----------     -----------     -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          (710)              1,166            334,018       3,136,481       3,011,660         198,193
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       169,928             768,403          7,190,658      59,168,421      14,381,764      21,338,798
                               --------           ---------         ----------     -----------     -----------     -----------
    Net gain (loss) on
     investments.........       169,218             769,569          7,524,676      62,304,902      17,393,424      21,536,991
                               --------           ---------         ----------     -----------     -----------     -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $158,846           $ 678,545         $6,938,963     $57,989,569     $17,572,184     $21,448,287
                               ========           =========         ==========     ===========     ===========     ===========

(a)  From inception, May 2, 2005 to December 31, 2005.

_____________________________________ SA-71 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                           AMERICAN FUNDS
                            GLOBAL SMALL
                           CAPITALIZATION     FIDELITY VIP        FIDELITY VIP
                                FUND         EQUITY INCOME           GROWTH
                            SUB-ACCOUNT     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           --------------  ------------------  ------------------
INVESTMENT INCOME:
  Dividends..............    $  369,360        $ --                 $--
                             ----------        ----------           --------
EXPENSES:
  Mortality and expense
   risk charges..........      (670,378)         (162,301)           (31,871)
                             ----------        ----------           --------
    Net investment income
     (loss)..............      (301,018)         (162,301)           (31,871)
                             ----------        ----------           --------
CAPITAL GAINS INCOME
 (LOSS)..................       --               --                 --
                             ----------        ----------           --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       245,531               609                285
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     8,483,898         1,274,117            246,417
                             ----------        ----------           --------
    Net gain (loss) on
     investments.........     8,729,429         1,274,726            246,702
                             ----------        ----------           --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $8,428,411        $1,112,425           $214,831
                             ==========        ==========           ========

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-72 ____________________________________

                                                                                           FRANKLIN
                                                                      FIDELITY VIP       SMALL-MID CAP        FRANKLIN
                              FIDELITY VIP        FIDELITY VIP           VALUE         GROWTH SECURITIES  STRATEGIC INCOME
                               CONTRAFUND           MID CAP            STRATEGIES            FUND         SECURITIES FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (B)     SUB-ACCOUNT
                           ------------------  ------------------  ------------------  -----------------  ----------------
INVESTMENT INCOME:
  Dividends..............      $ --                $ --                 $--               $ --              $ 4,036,421
                               ----------          ----------           --------          ----------        -----------
EXPENSES:
  Mortality and expense
   risk charges..........        (339,463)           (127,650)           (12,264)           (896,455)        (1,554,569)
                               ----------          ----------           --------          ----------        -----------
    Net investment income
     (loss)..............        (339,463)           (127,650)           (12,264)           (896,455)         2,481,852
                               ----------          ----------           --------          ----------        -----------
CAPITAL GAINS INCOME
 (LOSS)..................        --                  --                 --                  --                  663,558
                               ----------          ----------           --------          ----------        -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           2,066               7,872              3,089             461,169             33,918
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       4,763,608           1,972,078            125,510           2,138,948         (3,124,706)
                               ----------          ----------           --------          ----------        -----------
    Net gain (loss) on
     investments.........       4,765,674           1,979,950            128,599           2,600,117         (3,090,788)
                               ----------          ----------           --------          ----------        -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $4,426,211          $1,852,300           $116,335          $1,703,662        $    54,622
                               ==========          ==========           ========          ==========        ===========


                              FRANKLIN
                            MUTUAL SHARES
                           SECURITIES FUND
                             SUB-ACCOUNT
                           ---------------
INVESTMENT INCOME:
  Dividends..............    $ 1,440,600
                             -----------
EXPENSES:
  Mortality and expense
   risk charges..........     (2,803,675)
                             -----------
    Net investment income
     (loss)..............     (1,363,075)
                             -----------
CAPITAL GAINS INCOME
 (LOSS)..................        538,326
                             -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        927,539
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     13,762,519
                             -----------
    Net gain (loss) on
     investments.........     14,690,058
                             -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $13,865,309
                             ===========

(a)  From inception, May 2, 2005 to December 31, 2005.
(b)  Formerly Franklin Small Cap Fund Sub-Account. Change effective May 1, 2005.

_____________________________________ SA-73 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                              TEMPLETON
                             DEVELOPING        TEMPLETON
                               MARKETS          GROWTH       HARTFORD ADVISERS
                           SECURITIES FUND  SECURITIES FUND      HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT (A)
                           ---------------  ---------------  -----------------
INVESTMENT INCOME:
  Dividends..............    $  302,730       $  575,851         $ 330,987
                             ----------       ----------         ---------
EXPENSES:
  Mortality and expense
   risk charges..........      (381,101)        (912,706)          (72,965)
                             ----------       ----------         ---------
    Net investment income
     (loss)..............       (78,371)        (336,855)          258,022
                             ----------       ----------         ---------
CAPITAL GAINS INCOME
 (LOSS)..................       --               --                846,993
                             ----------       ----------         ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        61,852           60,164               598
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     5,314,223        4,017,216          (643,352)
                             ----------       ----------         ---------
    Net gain (loss) on
     investments.........     5,376,075        4,077,380          (642,754)
                             ----------       ----------         ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $5,297,704       $3,740,525         $ 462,261
                             ==========       ==========         =========

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-74 ____________________________________

                             HARTFORD TOTAL    HARTFORD DIVIDEND                       HARTFORD GLOBAL     HARTFORD GLOBAL
                              RETURN BOND         AND GROWTH        HARTFORD FOCUS         ADVISERS          LEADERS HLS
                                HLS FUND           HLS FUND            HLS FUND            HLS FUND              FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)    SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           ------------------  -----------------  ------------------  ------------------  ------------------
INVESTMENT INCOME:
  Dividends..............     $ 5,872,412         $ 1,105,307          $ 4,572             $46,019             $ 19,463
                              -----------         -----------          -------             -------             --------
EXPENSES:
  Mortality and expense
   risk charges..........        (601,482)           (300,361)          (2,350)             (9,786)             (15,853)
                              -----------         -----------          -------             -------             --------
    Net investment income
     (loss)..............       5,270,930             804,946            2,222              36,233                3,610
                              -----------         -----------          -------             -------             --------
CAPITAL GAINS INCOME
 (LOSS)..................         541,252           2,077,339            1,816             --                  --
                              -----------         -----------          -------             -------             --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          (1,154)                125           (1,607)             (1,011)              13,636
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      (5,621,387)         (1,081,059)          13,537              36,930              195,517
                              -----------         -----------          -------             -------             --------
    Net gain (loss) on
     investments.........      (5,622,541)         (1,080,934)          11,930              35,919              209,153
                              -----------         -----------          -------             -------             --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $   189,641         $ 1,801,351          $15,968             $72,152             $212,763
                              ===========         ===========          =======             =======             ========

                                HARTFORD
                           DISCIPLINED EQUITY
                                HLS FUND
                            SUB-ACCOUNT (A)
                           ------------------
INVESTMENT INCOME:
  Dividends..............      $1,130,325
                               ----------
EXPENSES:
  Mortality and expense
   risk charges..........        (602,641)
                               ----------
    Net investment income
     (loss)..............         527,684
                               ----------
CAPITAL GAINS INCOME
 (LOSS)..................        --
                               ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           2,429
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       2,102,200
                               ----------
    Net gain (loss) on
     investments.........       2,104,629
                               ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $2,632,313
                               ==========

(a)  From inception, May 2, 2005 to December 31, 2005.

_____________________________________ SA-75 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                             HARTFORD GROWTH
                           HARTFORD GROWTH    OPPORTUNITIES    HARTFORD HIGH YIELD
                               HLS FUND          HLS FUND           HLS FUND
                           SUB-ACCOUNT (A)   SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           ----------------  ----------------  -------------------
INVESTMENT INCOME:
  Dividends..............      $--              $   34,098          $ 64,878
                               --------         ----------          --------
EXPENSES:
  Mortality and expense
   risk charges..........       (43,539)           (71,780)          (35,680)
                               --------         ----------          --------
    Net investment income
     (loss)..............       (43,539)           (37,682)           29,198
                               --------         ----------          --------
CAPITAL GAINS INCOME
 (LOSS)..................        93,151          1,067,994          --
                               --------         ----------          --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (22,291)               269              (381)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       298,407            159,184            59,212
                               --------         ----------          --------
    Net gain (loss) on
     investments.........       276,116            159,453            58,831
                               --------         ----------          --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $325,728         $1,189,765          $ 88,029
                               ========         ==========          ========

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-76 ____________________________________

                                                     HARTFORD              HARTFORD            HARTFORD
                                               INTERNATIONAL CAPITAL    INTERNATIONAL       INTERNATIONAL          HARTFORD
                             HARTFORD INDEX        APPRECIATION         SMALL COMPANY       OPPORTUNITIES        MONEY MARKET
                                HLS FUND             HLS FUND              HLS FUND            HLS FUND            HLS FUND
                            SUB-ACCOUNT (A)       SUB-ACCOUNT (A)      SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           ------------------  ---------------------  ------------------  ------------------  ------------------
INVESTMENT INCOME:
  Dividends..............       $ 98,469            $  104,055             $173,517           $ --                $ 226,194
                                --------            ----------             --------           ----------          ---------
EXPENSES:
  Mortality and expense
   risk charges..........        (33,153)              (62,001)             (33,929)            (143,171)          (100,783)
                                --------            ----------             --------           ----------          ---------
    Net investment income
     (loss)..............         65,316                42,054              139,588             (143,171)           125,411
                                --------            ----------             --------           ----------          ---------
CAPITAL GAINS INCOME
 (LOSS)..................         31,334               227,810              472,079             --                 --
                                --------            ----------             --------           ----------          ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          1,404               (13,351)               1,065                  765           --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         85,835               895,697               39,030            2,427,060           --
                                --------            ----------             --------           ----------          ---------
    Net gain (loss) on
     investments.........         87,239               882,346               40,095            2,427,825           --
                                --------            ----------             --------           ----------          ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $183,889            $1,152,210             $651,762           $2,284,654          $ 125,411
                                ========            ==========             ========           ==========          =========


                                HARTFORD
                           MORTGAGE SECURITIES
                                HLS FUND
                             SUB-ACCOUNT (A)
                           -------------------
INVESTMENT INCOME:
  Dividends..............       $ 19,701
                                --------
EXPENSES:
  Mortality and expense
   risk charges..........        (22,102)
                                --------
    Net investment income
     (loss)..............         (2,401)
                                --------
CAPITAL GAINS INCOME
 (LOSS)..................       --
                                --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........            784
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          9,073
                                --------
    Net gain (loss) on
     investments.........          9,857
                                --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $  7,456
                                ========

(a)  From inception, May 2, 2005 to December 31, 2005.

_____________________________________ SA-77 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                     HARTFORD
                               HARTFORD                          U.S. GOVERNMENT
                           SMALLCAP GROWTH     HARTFORD STOCK       SECURITIES
                               HLS FUND           HLS FUND           HLS FUND
                           SUB-ACCOUNT (A)    SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
                           ----------------  ------------------  ----------------
INVESTMENT INCOME:
  Dividends..............     $  102,804         $  349,324         $ 181,665
                              ----------         ----------         ---------
EXPENSES:
  Mortality and expense
   risk charges..........       (133,759)          (135,672)         (244,066)
                              ----------         ----------         ---------
    Net investment income
     (loss)..............        (30,955)           213,652           (62,401)
                              ----------         ----------         ---------
CAPITAL GAINS INCOME
 (LOSS)..................      1,866,492           --                 --
                              ----------         ----------         ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (6,662)           183,511               293
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       (617,334)         1,166,400            81,677
                              ----------         ----------         ---------
    Net gain (loss) on
     investments.........       (623,996)         1,349,911            81,970
                              ----------         ----------         ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $1,211,541         $1,563,563         $  19,569
                              ==========         ==========         =========

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-78 ____________________________________

                                                 HARTFORD VALUE                         LORD ABBETT         LORD ABBETT
                             HARTFORD VALUE      OPPORTUNITIES     HARTFORD EQUITY       ALL VALUE        AMERICA'S VALUE
                                HLS FUND            HLS FUND       INCOME HLS FUND       PORTFOLIO           PORTFOLIO
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)    SUB-ACCOUNT (A)    SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           ------------------  ------------------  ----------------  ------------------  ------------------
INVESTMENT INCOME:
  Dividends..............       $ 44,398            $105,215           $116,482           $ 42,144           $ 171,849
                                --------            --------           --------           --------           ---------
EXPENSES:
  Mortality and expense
   risk charges..........        (13,817)            (55,018)           (25,079)           (52,446)            (29,270)
                                --------            --------           --------           --------           ---------
    Net investment income
     (loss)..............         30,581              50,197             91,403            (10,302)            142,579
                                --------            --------           --------           --------           ---------
CAPITAL GAINS INCOME
 (LOSS)..................          4,840              24,891            --                  43,172              72,388
                                --------            --------           --------           --------           ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          1,269             (13,762)           (11,790)               (21)             (1,731)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         35,488             439,638             (9,788)           508,651            (118,424)
                                --------            --------           --------           --------           ---------
    Net gain (loss) on
     investments.........         36,757             425,876            (21,578)           508,630            (120,155)
                                --------            --------           --------           --------           ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $ 72,178            $500,964           $ 69,825           $541,500           $  94,812
                                ========            ========           ========           ========           =========

                             LORD ABBETT
                            BOND DEBENTURE
                              PORTFOLIO
                           SUB-ACCOUNT (A)
                           ----------------
INVESTMENT INCOME:
  Dividends..............      $ 524,699
                               ---------
EXPENSES:
  Mortality and expense
   risk charges..........        (40,895)
                               ---------
    Net investment income
     (loss)..............        483,804
                               ---------
CAPITAL GAINS INCOME
 (LOSS)..................        114,823
                               ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           (205)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       (532,253)
                               ---------
    Net gain (loss) on
     investments.........       (532,458)
                               ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $  66,169
                               =========

(a)  From inception, May 2, 2005 to December 31, 2005.

_____________________________________ SA-79 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                             LORD ABBETT        LORD ABBETT       MFS CAPITAL
                              GROWTH AND         LARGE CAP       OPPORTUNITIES
                           INCOME PORTFOLIO    CORE PORTFOLIO       SERIES
                           SUB-ACCOUNT (A)    SUB-ACCOUNT (A)     SUB-ACCOUNT
                           ----------------  ------------------  -------------
INVESTMENT INCOME:
  Dividends..............     $  262,444          $  9,999         $  69,678
                              ----------          --------         ---------
EXPENSES:
  Mortality and expense
   risk charges..........       (115,147)          (14,590)         (155,994)
                              ----------          --------         ---------
    Net investment income
     (loss)..............        147,297            (4,591)          (86,316)
                              ----------          --------         ---------
CAPITAL GAINS INCOME
 (LOSS)..................      1,603,489          --                 --
                              ----------          --------         ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........            155             1,948           (11,198)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       (945,059)           83,464            90,961
                              ----------          --------         ---------
    Net gain (loss) on
     investments.........       (944,904)           85,412            79,763
                              ----------          --------         ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $  805,882          $ 80,821         $  (6,553)
                              ==========          ========         =========

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-80 ____________________________________

                                          MFS INVESTORS
                           MFS EMERGING   GROWTH STOCK   MFS INVESTORS    MFS TOTAL     CORE PLUS      EMERGING
                           GROWTH SERIES     SERIES      TRUST SERIES   RETURN SERIES  FIXED INCOME  MARKETS DEBT
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -------------  -------------  -------------  ------------  ------------
INVESTMENT INCOME:
  Dividends..............    $ --           $  30,755     $  124,522     $ 4,344,438   $ 5,110,142    $  885,666
                             ---------      ---------     ----------     -----------   -----------    ----------
EXPENSES:
  Mortality and expense
   risk charges..........     (172,016)      (152,085)      (383,333)     (3,773,511)   (2,338,728)     (189,069)
                             ---------      ---------     ----------     -----------   -----------    ----------
    Net investment income
     (loss)..............     (172,016)      (121,330)      (258,811)        570,927     2,771,414       696,597
                             ---------      ---------     ----------     -----------   -----------    ----------
CAPITAL GAINS INCOME
 (LOSS)..................      --             --             --            8,517,259     1,047,893       188,227
                             ---------      ---------     ----------     -----------   -----------    ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (76,411)        63,472        602,031         622,766       298,702       145,201
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      971,038        298,931        882,918      (7,146,706)     (557,926)      123,886
                             ---------      ---------     ----------     -----------   -----------    ----------
    Net gain (loss) on
     investments.........      894,627        362,403      1,484,949      (6,523,940)     (259,224)      269,087
                             ---------      ---------     ----------     -----------   -----------    ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $ 722,611      $ 241,073     $1,226,138     $ 2,564,246   $ 3,560,083    $1,153,911
                             =========      =========     ==========     ===========   ===========    ==========

_____________________________________ SA-81 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                            EMERGING
                             MARKETS
                             EQUITY     TECHNOLOGY   HIGH YIELD    MID CAP GROWTH
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT (A)
                           -----------  -----------  -----------  ----------------
INVESTMENT INCOME:
  Dividends..............  $   57,993    $  --       $ 2,467,580      $--
                           ----------    ---------   -----------      --------
EXPENSES:
  Mortality and expense
   risk charges..........    (251,461)     (86,289)     (516,790)      (15,716)
                           ----------    ---------   -----------      --------
    Net investment income
     (loss)..............    (193,468)     (86,289)    1,950,790       (15,716)
                           ----------    ---------   -----------      --------
CAPITAL GAINS INCOME
 (LOSS)..................      --           --           --            --
                           ----------    ---------   -----------      --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (82,967)      (5,872)     (800,960)          (17)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................   5,258,219     (149,064)   (1,353,024)      301,668
                           ----------    ---------   -----------      --------
    Net gain (loss) on
     investments.........   5,175,252     (154,936)   (2,153,984)      301,651
                           ----------    ---------   -----------      --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $4,981,784    $(241,225)  $  (203,194)     $285,935
                           ==========    =========   ===========      ========

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-82 ____________________________________


                           U.S. MID CAP    AMERICAN      BALANCED       CAPITAL     DEVELOPING    FLEXIBLE
                              VALUE      OPPORTUNITIES    GROWTH     OPPORTUNITIES    GROWTH       INCOME
                           SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           ------------  -------------  -----------  -------------  -----------  -----------
INVESTMENT INCOME:
  Dividends..............  $   230,928   $  1,391,694   $ 1,779,801   $   --        $   --       $ 4,164,248
                           -----------   ------------   -----------   -----------   ----------   -----------
EXPENSES:
  Mortality and expense
   risk charges..........   (1,198,812)    (2,764,378)   (1,160,383)     (444,348)    (687,177)     (845,282)
                           -----------   ------------   -----------   -----------   ----------   -----------
    Net investment income
     (loss)..............     (967,884)    (1,372,684)      619,418      (444,348)    (687,177)    3,318,966
                           -----------   ------------   -----------   -----------   ----------   -----------
CAPITAL GAINS INCOME
 (LOSS)..................    1,030,693        --            --            --            --           --
                           -----------   ------------   -----------   -----------   ----------   -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      639,715    (12,665,714)    2,508,377    (1,381,346)     804,688    (1,985,043)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    6,793,382     37,828,815     2,165,211     7,818,668    7,957,803      (601,609)
                           -----------   ------------   -----------   -----------   ----------   -----------
    Net gain (loss) on
     investments.........    7,433,097     25,163,101     4,673,588     6,437,322    8,762,491    (2,586,652)
                           -----------   ------------   -----------   -----------   ----------   -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $ 7,495,906   $ 23,790,417   $ 5,293,006   $ 5,992,974   $8,075,314   $   732,314
                           ===========   ============   ===========   ===========   ==========   ===========

_____________________________________ SA-83 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005


                            DIVIDEND
                             GROWTH     GLOBAL EQUITY    GROWTH     MONEY MARKET
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -------------  -----------  ------------
INVESTMENT INCOME:
  Dividends..............  $ 3,530,935   $  428,938    $  139,630   $ 2,187,789
                           -----------   ----------    ----------   -----------
EXPENSES:
  Mortality and expense
   risk charges..........   (3,925,927)    (866,695)     (630,932)   (1,215,881)
                           -----------   ----------    ----------   -----------
    Net investment income
     (loss)..............     (394,992)    (437,757)     (491,302)      971,908
                           -----------   ----------    ----------   -----------
CAPITAL GAINS INCOME
 (LOSS)..................      --           --             --           --
                           -----------   ----------    ----------   -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........   (1,521,334)   3,151,030       118,485       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................   12,785,641    2,872,936     6,259,097       --
                           -----------   ----------    ----------   -----------
    Net gain (loss) on
     investments.........   11,264,307    6,023,966     6,377,582       --
                           -----------   ----------    ----------   -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $10,869,315   $5,586,209    $5,886,280   $   971,908
                           ===========   ==========    ==========   ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-84 ____________________________________

                                          EQUALLY       SMALL                                  OPPENHEIMER
                                         WEIGHTED      COMPANY      GLOBAL     EQUITY AND       AGGRESSIVE
                            UTILITIES     S&P 500      GROWTH      FRANCHISE     INCOME        GROWTH FUND
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT (A)
                           -----------  -----------  -----------  -----------  -----------  ------------------
INVESTMENT INCOME:
  Dividends..............  $1,476,468   $ 1,655,078   $  --       $   --       $  167,859        $--
                           ----------   -----------   ---------   ----------   ----------        -------
EXPENSES:
  Mortality and expense
   risk charges..........    (960,289)   (2,801,249)   (145,760)    (401,017)    (457,872)        (5,284)
                           ----------   -----------   ---------   ----------   ----------        -------
    Net investment income
     (loss)..............     516,179    (1,146,171)   (145,760)    (401,017)    (290,013)        (5,284)
                           ----------   -----------   ---------   ----------   ----------        -------
CAPITAL GAINS INCOME
 (LOSS)..................      --         2,856,963      40,899       59,992      268,149        --
                           ----------   -----------   ---------   ----------   ----------        -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........   3,771,408    10,303,444       7,649       40,811       57,112           (119)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................   5,591,004      (660,004)    977,709    2,238,587    1,390,399         50,674
                           ----------   -----------   ---------   ----------   ----------        -------
    Net gain (loss) on
     investments.........   9,362,412     9,643,440     985,358    2,279,398    1,447,511         50,555
                           ----------   -----------   ---------   ----------   ----------        -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $9,878,591   $11,354,232   $ 880,497   $1,938,373   $1,425,647        $45,271
                           ==========   ===========   =========   ==========   ==========        =======

(a)  From inception, May 2, 2005 to December 31, 2005.

_____________________________________ SA-85 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                              OPPENHEIMER
                                CAPITAL           OPPENHEIMER                          OPPENHEIMER
                              APPRECIATION     GLOBAL SECURITIES    OPPENHEIMER     MAIN STREET SMALL
                                  FUND               FUND         MAIN STREET FUND      CAP FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)   SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
                           ------------------  -----------------  ----------------  -----------------
INVESTMENT INCOME:
  Dividends..............       $--               $ --                $--              $ --
                                --------          ----------          --------         ----------
EXPENSES:
  Mortality and expense
   risk charges..........        (99,090)           (123,708)          (18,526)          (129,581)
                                --------          ----------          --------         ----------
    Net investment income
     (loss)..............        (99,090)           (123,708)          (18,526)          (129,581)
                                --------          ----------          --------         ----------
CAPITAL GAINS INCOME
 (LOSS)..................       --                  --                 --                --
                                --------          ----------          --------         ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........            875                 988            (4,794)             1,945
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        742,610           2,084,433           123,822          1,379,050
                                --------          ----------          --------         ----------
    Net gain (loss) on
     investments.........        743,485           2,085,421           119,028          1,380,995
                                --------          ----------          --------         ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $644,395          $1,961,713          $100,502         $1,251,414
                                ========          ==========          ========         ==========

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-86 ____________________________________

                                                  PUTNAM
                                                  GLOBAL
                                 PUTNAM           ASSET                                PUTNAM
                              DIVERSIFIED       ALLOCATION     PUTNAM GROWTH       INTERNATIONAL
                                 INCOME            SUB-          AND INCOME            EQUITY        PUTNAM INVESTORS
                            SUB-ACCOUNT (A)    ACCOUNT (A)    SUB-ACCOUNT (A)     SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
                           ------------------  ------------  ------------------  ------------------  ----------------
INVESTMENT INCOME:
  Dividends..............       $--              $--              $--                $ --                $--
                                --------         -------          --------           ----------          -------
EXPENSES:
  Mortality and expense
   risk charges..........        (42,181)         (9,068)          (10,157)            (171,386)          (4,290)
                                --------         -------          --------           ----------          -------
    Net investment income
     (loss)..............        (42,181)         (9,068)          (10,157)            (171,386)          (4,290)
                                --------         -------          --------           ----------          -------
CAPITAL GAINS INCOME
 (LOSS)..................       --                --              --                   --                --
                                --------         -------          --------           ----------          -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           (649)            392             1,526               (1,642)           1,019
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         74,966          59,323            58,643            2,522,348           33,433
                                --------         -------          --------           ----------          -------
    Net gain (loss) on
     investments.........         74,317          59,715            60,169            2,520,706           34,452
                                --------         -------          --------           ----------          -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $ 32,136         $50,647          $ 50,012           $2,349,320          $30,162
                                ========         =======          ========           ==========          =======


                                 PUTNAM
                               NEW VALUE
                            SUB-ACCOUNT (A)
                           ------------------
INVESTMENT INCOME:
  Dividends..............       $--
                                --------
EXPENSES:
  Mortality and expense
   risk charges..........        (26,160)
                                --------
    Net investment income
     (loss)..............        (26,160)
                                --------
CAPITAL GAINS INCOME
 (LOSS)..................       --
                                --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          2,747
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        180,767
                                --------
    Net gain (loss) on
     investments.........        183,514
                                --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $157,354
                                ========

(a)  From inception, May 2, 2005 to December 31, 2005.

_____________________________________ SA-87 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                 PUTNAM            PUTNAM THE
                               SMALL CAP         GEORGE PUTNAM
                                 VALUE           FUND OF BOSTON       PUTNAM VISTA      PUTNAM VOYAGER
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
                           ------------------  ------------------  ------------------  ----------------
INVESTMENT INCOME:
  Dividends..............      $--                  $--                 $--                 $--
                               ---------            --------            -------             -------
EXPENSES:
  Mortality and expense
   risk charges..........       (135,604)            (13,550)            (3,477)             (6,280)
                               ---------            --------            -------             -------
    Net investment income
     (loss)..............       (135,604)            (13,550)            (3,477)             (6,280)
                               ---------            --------            -------             -------
CAPITAL GAINS INCOME
 (LOSS)..................       --                  --                  --                  --
                               ---------            --------            -------             -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           (577)                821                448                (678)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        841,141              56,577             41,524              46,256
                               ---------            --------            -------             -------
    Net gain (loss) on
     investments.........        840,564              57,398             41,972              45,578
                               ---------            --------            -------             -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $ 704,960            $ 43,848            $38,495             $39,298
                               =========            ========            =======             =======

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-88 ____________________________________

                                                                                        AGGRESSIVE                  WELLS FARGO
                                             GROWTH AND                     EMERGING      GROWTH     GOVERNMENT   ADVANTAGE ASSET
                             ENTERPRISE        INCOME         COMSTOCK       GROWTH      PORTFOLIO    PORTFOLIO   ALLOCATION FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT (A)
                           --------------  --------------  --------------  -----------  -----------  -----------  ----------------
INVESTMENT INCOME:
  Dividends..............   $   102,303     $ 1,180,794     $   746,363     $    540     $ --         $ 287,906       $ 5,261
                            -----------     -----------     -----------     --------     --------     ---------       -------
EXPENSES:
  Mortality and expense
   risk charges..........      (220,647)     (2,308,858)     (1,935,006)     (83,551)     (14,888)     (249,983)       (3,588)
                            -----------     -----------     -----------     --------     --------     ---------       -------
    Net investment income
     (loss)..............      (118,344)     (1,128,064)     (1,188,643)     (83,011)     (14,888)       37,923         1,673
                            -----------     -----------     -----------     --------     --------     ---------       -------
CAPITAL GAINS INCOME
 (LOSS)..................       --            3,089,978       2,584,413       --           --            --             3,125
                            -----------     -----------     -----------     --------     --------     ---------       -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (1,534,630)        268,820          61,140       22,201        2,368         2,259             5
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     2,587,875       8,536,068       2,433,823      301,464       86,403        62,267         4,185
                            -----------     -----------     -----------     --------     --------     ---------       -------
    Net gain (loss) on
     investments.........     1,053,245       8,804,888       2,494,963      323,665       88,771        64,526         4,190
                            -----------     -----------     -----------     --------     --------     ---------       -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $   934,901     $10,766,802     $ 3,890,733     $240,654     $ 73,883     $ 102,449       $ 8,988
                            ===========     ===========     ===========     ========     ========     =========       =======

(a)  From inception, May 2, 2005 to December 31, 2005.

_____________________________________ SA-89 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                 WELLS FARGO       WELLS FARGO
                             WELLS FARGO       WELLS FARGO      ADVANTAGE C&B    ADVANTAGE LARGE
                           ADVANTAGE TOTAL   ADVANTAGE EQUITY  LARGE CAP VALUE     COMPANY CORE
                           RETURN BOND FUND    INCOME FUND           FUND              FUND
                           SUB-ACCOUNT (A)   SUB-ACCOUNT (A)   SUB-ACCOUNT (A)   SUB-ACCOUNT (A)
                           ----------------  ----------------  ----------------  ----------------
INVESTMENT INCOME:
  Dividends..............      $ 3,577           $ 2,241           $ 1,290             $ 29
                               -------           -------           -------             ----
EXPENSES:
  Mortality and expense
   risk charges..........       (1,761)           (2,230)           (1,804)             (13)
                               -------           -------           -------             ----
    Net investment income
     (loss)..............        1,816                11              (514)              16
                               -------           -------           -------             ----
CAPITAL GAINS INCOME
 (LOSS)..................           87           --                --                --
                               -------           -------           -------             ----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (173)               87                12           --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       (2,180)            3,330               472              119
                               -------           -------           -------             ----
    Net gain (loss) on
     investments.........       (2,353)            3,417               484              119
                               -------           -------           -------             ----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $  (450)          $ 3,428           $   (30)            $135
                               =======           =======           =======             ====

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-90 ____________________________________

                              WELLS FARGO        WELLS FARGO
                               ADVANTAGE       ADVANTAGE LARGE     WELLS FARGO       WELLS FARGO        WELLS FARGO
                           INTERNATIONAL CORE   COMPANY GROWTH   ADVANTAGE MONEY   ADVANTAGE SMALL       ADVANTAGE
                                  FUND               FUND          MARKET FUND     CAP GROWTH FUND     DISCOVERY FUND
                            SUB-ACCOUNT (A)    SUB-ACCOUNT (A)   SUB-ACCOUNT (A)   SUB-ACCOUNT (A)    SUB-ACCOUNT (C)
                           ------------------  ----------------  ----------------  ----------------  ------------------
INVESTMENT INCOME:
  Dividends..............        $2,279            $   417             $172            $--               -- $
                                 ------            -------             ----            -------              ----
EXPENSES:
  Mortality and expense
   risk charges..........          (413)            (5,894)             (75)            (2,899)              (15)
                                 ------            -------             ----            -------              ----
    Net investment income
     (loss)..............         1,866             (5,477)              97             (2,899)              (15)
                                 ------            -------             ----            -------              ----
CAPITAL GAINS INCOME
 (LOSS)..................       --                 --                --                --                --
                                 ------            -------             ----            -------              ----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........             6                  7           --                    112           --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         5,853             44,217           --                 26,690                99
                                 ------            -------             ----            -------              ----
    Net gain (loss) on
     investments.........         5,859             44,224           --                 26,802                99
                                 ------            -------             ----            -------              ----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....        $7,725            $38,747             $ 97            $23,903              $ 84
                                 ======            =======             ====            =======              ====


                             WELLS FARGO       WELLS FARGO
                           ADVANTAGE MULTI      ADVANTAGE
                            CAP VALUE FUND   OPPORTUNITY FUND
                           SUB-ACCOUNT (C)   SUB-ACCOUNT (C)
                           ----------------  ----------------
INVESTMENT INCOME:
  Dividends..............      -$-               -$-
                                -----             ------
EXPENSES:
  Mortality and expense
   risk charges..........        (121)               (76)
                                -----             ------
    Net investment income
     (loss)..............        (121)               (76)
                                -----             ------
CAPITAL GAINS INCOME
 (LOSS)..................      --                --
                                -----             ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          (1)                 6
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         552              1,787
                                -----             ------
    Net gain (loss) on
     investments.........         551              1,793
                                -----             ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $ 430             $1,717
                                =====             ======

(a)  From inception, May 2, 2005 to December 31, 2005.
(c)  From inception, July 5, 2005 to December 31, 2005.

_____________________________________ SA-91 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2005

                           ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN
                              VP BALANCED         VP GLOBAL      ALLIANCEBERNSTEIN
                            WEALTH STRATEGY    RESEARCH GROWTH   VP INTERNATIONAL
                               PORTFOLIO          PORTFOLIO       VALUE PORTFOLIO
                            SUB-ACCOUNT (A)    SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
                           -----------------  -----------------  -----------------
OPERATIONS:
  Net investment
   income................     $   (53,856)        $ (2,803)         $  (284,585)
  Capital gains income...           1,159          --                    69,423
  Net realized gain
   (loss) on security
   transactions..........            (681)             725                  139
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         446,004           47,705            5,811,246
                              -----------         --------          -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         392,626           45,627            5,596,223
                              -----------         --------          -----------
UNIT TRANSACTIONS:
  Purchases..............      11,452,034          580,785           48,529,061
  Net transfers..........       2,360,072          235,904           17,030,098
  Surrenders for benefit
   payments and fees.....        (130,793)          (2,281)            (726,481)
  Net annuity
   transactions..........        --                --                    49,670
                              -----------         --------          -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      13,681,313          814,408           64,882,348
                              -----------         --------          -----------
  Net increase (decrease)
   in net assets.........      14,073,939          860,035           70,478,571
NET ASSETS:
  Beginning of year......        --                --                  --
                              -----------         --------          -----------
  End of year............     $14,073,939         $860,035          $70,478,571
                              ===========         ========          ===========

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-92 ____________________________________

                           ALLIANCEBERNSTEIN                      AMERICAN FUNDS                  AMERICAN FUNDS  AMERICAN FUNDS
                           VP SMALL/MID CAP   ALLIANCEBERNSTEIN   GLOBAL GROWTH   AMERICAN FUNDS  GROWTH-INCOME   INTERNATIONAL
                            VALUE PORTFOLIO   VP VALUE PORTFOLIO       FUND        GROWTH FUND         FUND            FUND
                            SUB-ACCOUNT (A)    SUB-ACCOUNT (A)     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -----------------  ------------------  --------------  --------------  --------------  --------------
OPERATIONS:
  Net investment
   income................     $  (29,420)        $  (127,209)      $  (585,713)    $ (4,315,333)   $ (1,545,397)   $    (88,704)
  Capital gains income...         19,048              36,185           --              --             1,724,157        --
  Net realized gain
   (loss) on security
   transactions..........           (710)              1,166           334,018        3,136,481       3,011,660         198,193
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        169,928             768,403         7,190,658       59,168,421      14,381,764      21,338,798
                              ----------         -----------       -----------     ------------    ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        158,846             678,545         6,938,963       57,989,569      17,572,184      21,448,287
                              ----------         -----------       -----------     ------------    ------------    ------------
UNIT TRANSACTIONS:
  Purchases..............      5,345,357          24,666,167         4,733,567       39,902,351      36,798,837      20,003,964
  Net transfers..........      1,892,780           9,750,513         2,714,117       20,560,639       9,798,055      20,551,970
  Surrenders for benefit
   payments and fees.....       (109,990)           (413,522)       (2,539,951)     (24,005,528)    (25,824,327)     (6,398,518)
  Net annuity
   transactions..........       --                    32,837           (14,413)         (24,839)        (19,801)         (2,485)
                              ----------         -----------       -----------     ------------    ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      7,128,147          34,035,995         4,893,320       36,432,623      20,752,764      34,154,931
                              ----------         -----------       -----------     ------------    ------------    ------------
  Net increase (decrease)
   in net assets.........      7,286,993          34,714,540        11,832,283       94,422,192      38,324,948      55,603,218
NET ASSETS:
  Beginning of year......       --                  --              52,810,747      381,471,237     411,538,727      82,984,054
                              ----------         -----------       -----------     ------------    ------------    ------------
  End of year............     $7,286,993         $34,714,540       $64,643,030     $475,893,429    $449,863,675    $138,587,272
                              ==========         ===========       ===========     ============    ============    ============

(a)  From inception, May 2, 2005 to December 31, 2005.

_____________________________________ SA-93 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                           AMERICAN FUNDS
                            GLOBAL SMALL
                           CAPITALIZATION   FIDELITY VIP     FIDELITY VIP
                                FUND        EQUITY-INCOME       GROWTH
                            SUB-ACCOUNT    SUB-ACCOUNT (A)  SUB-ACCOUNT (A)
                           --------------  ---------------  ---------------
OPERATIONS:
  Net investment
   income................   $  (301,018)     $  (162,301)     $  (31,871)
  Capital gains income...       --              --               --
  Net realized gain
   (loss) on security
   transactions..........       245,531              609             285
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     8,483,898        1,274,117         246,417
                            -----------      -----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     8,428,411        1,112,425         214,831
                            -----------      -----------      ----------
UNIT TRANSACTIONS:
  Purchases..............     4,864,176       25,678,262       5,480,157
  Net transfers..........     5,097,632        9,861,331       1,828,861
  Surrenders for benefit
   payments and fees.....    (2,514,778)        (422,451)        (58,176)
  Net annuity
   transactions..........       --                27,447         --
                            -----------      -----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     7,447,030       35,144,589       7,250,842
                            -----------      -----------      ----------
  Net increase (decrease)
   in net assets.........    15,875,441       36,257,014       7,465,673
NET ASSETS:
  Beginning of year......    31,394,906         --               --
                            -----------      -----------      ----------
  End of year............   $47,270,347      $36,257,014      $7,465,673
                            ===========      ===========      ==========

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-94 ____________________________________

                                                                                  FRANKLIN
                                                                                SMALL-MID CAP       FRANKLIN         FRANKLIN
                            FIDELITY VIP     FIDELITY VIP      FIDELITY VIP        GROWTH       STRATEGIC INCOME   MUTUAL SHARES
                             CONTRAFUND         MID CAP      VALUE STRATEGIES  SECURITIES FUND  SECURITIES FUND   SECURITIES FUND
                           SUB-ACCOUNT (A)  SUB-ACCOUNT (A)  SUB-ACCOUNT (A)   SUB-ACCOUNT (B)    SUB-ACCOUNT       SUB-ACCOUNT
                           ---------------  ---------------  ----------------  ---------------  ----------------  ---------------
OPERATIONS:
  Net investment
   income................    $  (339,463)     $  (127,650)      $  (12,264)      $  (896,455)     $ 2,481,852      $ (1,363,075)
  Capital gains income...       --               --               --                --                663,558           538,326
  Net realized gain
   (loss) on security
   transactions..........          2,066            7,872            3,089           461,169           33,918           927,539
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      4,763,608        1,972,078          125,510         2,138,948       (3,124,706)       13,762,519
                             -----------      -----------       ----------       -----------      -----------      ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      4,426,211        1,852,300          116,335         1,703,662           54,622        13,865,309
                             -----------      -----------       ----------       -----------      -----------      ------------
UNIT TRANSACTIONS:
  Purchases..............     57,613,974       22,410,579        2,005,320         3,996,337        8,042,510        11,719,850
  Net transfers..........     25,612,768        6,856,508          693,314         1,055,753       14,713,952        10,652,052
  Surrenders for benefit
   payments and fees.....       (844,984)        (452,913)         (83,183)       (2,742,177)      (6,224,645)      (10,748,189)
  Net annuity
   transactions..........        149,093          249,861         --                    (396)          16,684            36,304
                             -----------      -----------       ----------       -----------      -----------      ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     82,530,851       29,064,035        2,615,451         2,309,517       16,548,501        11,660,017
                             -----------      -----------       ----------       -----------      -----------      ------------
  Net increase (decrease)
   in net assets.........     86,957,062       30,916,335        2,731,786         4,013,179       16,603,123        25,525,326
NET ASSETS:
  Beginning of year......       --               --               --              51,835,697       78,481,696       148,428,196
                             -----------      -----------       ----------       -----------      -----------      ------------
  End of year............    $86,957,062      $30,916,335       $2,731,786       $55,848,876      $95,084,819      $173,953,522
                             ===========      ===========       ==========       ===========      ===========      ============

(a)  From inception, May 2, 2005 to December 31, 2005.
(b)  Formerly Franklin Small Cap Fund Sub-Account. Change effective May 1, 2005.

_____________________________________ SA-95 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                              TEMPLETON
                             DEVELOPING
                               MARKETS      TEMPLETON GROWTH  HARTFORD ADVISERS
                           SECURITIES FUND  SECURITIES FUND       HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT (A)
                           ---------------  ----------------  -----------------
OPERATIONS:
  Net investment
   income................    $   (78,371)     $  (336,855)       $   258,022
  Capital gains income...       --               --                  846,993
  Net realized gain
   (loss) on security
   transactions..........         61,852           60,164                598
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      5,314,223        4,017,216           (643,352)
                             -----------      -----------        -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      5,297,704        3,740,525            462,261
                             -----------      -----------        -----------
UNIT TRANSACTIONS:
  Purchases..............      2,962,568        6,273,749         11,616,145
  Net transfers..........      4,008,486        7,310,799          3,803,394
  Surrenders for benefit
   payments and fees.....       (990,295)      (2,667,771)          (160,174)
  Net annuity
   transactions..........       --                (14,782)          --
                             -----------      -----------        -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      5,980,759       10,901,995         15,259,365
                             -----------      -----------        -----------
  Net increase (decrease)
   in net assets.........     11,278,463       14,642,520         15,721,626
NET ASSETS:
  Beginning of year......     17,360,800       44,072,771           --
                             -----------      -----------        -----------
  End of year............    $28,639,263      $58,715,291        $15,721,626
                             ===========      ===========        ===========

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-96 ____________________________________

                             HARTFORD TOTAL    HARTFORD DIVIDEND                       HARTFORD GLOBAL
                              RETURN BOND         AND GROWTH        HARTFORD FOCUS         ADVISERS       HARTFORD GLOBAL
                                HLS FUND           HLS FUND            HLS FUND            HLS FUND       LEADERS HLS FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)    SUB-ACCOUNT (A)     SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
                           ------------------  -----------------  ------------------  ------------------  ----------------
OPERATIONS:
  Net investment
   income................     $  5,270,930        $   804,946          $  2,222           $   36,233         $    3,610
  Capital gains income...          541,252          2,077,339             1,816             --                 --
  Net realized gain
   (loss) on security
   transactions..........           (1,154)               125            (1,607)              (1,011)            13,636
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       (5,621,387)        (1,081,059)           13,537               36,930            195,517
                              ------------        -----------          --------           ----------         ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          189,641          1,801,351            15,968               72,152            212,763
                              ------------        -----------          --------           ----------         ----------
UNIT TRANSACTIONS:
  Purchases..............       96,700,745         48,838,420           543,840            1,971,665          2,040,101
  Net transfers..........       43,260,592         22,006,666           164,627              453,742          1,501,940
  Surrenders for benefit
   payments and fees.....       (1,521,667)          (662,821)           (3,247)             (10,366)           (41,732)
  Net annuity
   transactions..........           82,901           --                --                   --                 --
                              ------------        -----------          --------           ----------         ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      138,522,571         70,182,265           705,220            2,415,041          3,500,309
                              ------------        -----------          --------           ----------         ----------
  Net increase (decrease)
   in net assets.........      138,712,212         71,983,616           721,188            2,487,193          3,713,072
NET ASSETS:
  Beginning of year......        --                  --                --                   --                 --
                              ------------        -----------          --------           ----------         ----------
  End of year............     $138,712,212        $71,983,616          $721,188           $2,487,193         $3,713,072
                              ============        ===========          ========           ==========         ==========

                                HARTFORD
                           DISCIPLINED EQUITY
                                HLS FUND
                            SUB-ACCOUNT (A)
                           ------------------
OPERATIONS:
  Net investment
   income................     $    527,684
  Capital gains income...        --
  Net realized gain
   (loss) on security
   transactions..........            2,429
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        2,102,200
                              ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        2,632,313
                              ------------
UNIT TRANSACTIONS:
  Purchases..............       95,882,149
  Net transfers..........       37,745,187
  Surrenders for benefit
   payments and fees.....       (1,461,319)
  Net annuity
   transactions..........          129,254
                              ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      132,295,271
                              ------------
  Net increase (decrease)
   in net assets.........      134,927,584
NET ASSETS:
  Beginning of year......        --
                              ------------
  End of year............     $134,927,584
                              ============

(a)  From inception, May 2, 2005 to December 31, 2005.

_____________________________________ SA-97 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                             HARTFORD GROWTH        HARTFORD
                           HARTFORD GROWTH    OPPORTUNITIES        HIGH YIELD
                               HLS FUND          HLS FUND           HLS FUND
                           SUB-ACCOUNT (A)   SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
                           ----------------  ----------------  ------------------
OPERATIONS:
  Net investment
   income................    $   (43,539)      $   (37,682)        $   29,198
  Capital gains income...         93,151         1,067,994           --
  Net realized gain
   (loss) on security
   transactions..........        (22,291)              269               (381)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        298,407           159,184             59,212
                             -----------       -----------         ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        325,728         1,189,765             88,029
                             -----------       -----------         ----------
UNIT TRANSACTIONS:
  Purchases..............      8,763,622        11,925,991          5,195,664
  Net transfers..........      2,856,837         5,618,008          3,366,736
  Surrenders for benefit
   payments and fees.....       (116,144)         (191,835)          (139,179)
  Net annuity
   transactions..........       --                --                    6,136
                             -----------       -----------         ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     11,504,315        17,352,164          8,429,357
                             -----------       -----------         ----------
  Net increase (decrease)
   in net assets.........     11,830,043        18,541,929          8,517,386
NET ASSETS:
  Beginning of year......       --                --                 --
                             -----------       -----------         ----------
  End of year............    $11,830,043       $18,541,929         $8,517,386
                             ===========       ===========         ==========

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-98 ____________________________________

                                                     HARTFORD              HARTFORD            HARTFORD
                                               INTERNATIONAL CAPITAL    INTERNATIONAL       INTERNATIONAL        HARTFORD
                             HARTFORD INDEX        APPRECIATION         SMALL COMPANY       OPPORTUNITIES      MONEY MARKET
                                HLS FUND             HLS FUND              HLS FUND            HLS FUND          HLS FUND
                            SUB-ACCOUNT (A)       SUB-ACCOUNT (A)      SUB-ACCOUNT (A)     SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
                           ------------------  ---------------------  ------------------  ------------------  ---------------
OPERATIONS:
  Net investment
   income................      $   65,316           $    42,054           $  139,588         $  (143,171)       $   125,411
  Capital gains income...          31,334               227,810              472,079            --                 --
  Net realized gain
   (loss) on security
   transactions..........           1,404               (13,351)               1,065                 765           --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          85,835               895,697               39,030           2,427,060           --
                               ----------           -----------           ----------         -----------        -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         183,889             1,152,210              651,762           2,284,654            125,411
                               ----------           -----------           ----------         -----------        -----------
UNIT TRANSACTIONS:
  Purchases..............       3,582,346             9,354,506            4,876,450          22,290,616         25,007,766
  Net transfers..........       3,063,362             5,905,069            2,382,982           9,137,191         (3,077,522)
  Surrenders for benefit
   payments and fees.....        (104,962)             (244,322)             (33,482)           (290,991)        (1,035,129)
  Net annuity
   transactions..........        --                      98,236             --                    25,793              9,818
                               ----------           -----------           ----------         -----------        -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       6,540,746            15,113,489            7,225,950          31,162,609         20,904,933
                               ----------           -----------           ----------         -----------        -----------
  Net increase (decrease)
   in net assets.........       6,724,635            16,265,699            7,877,712          33,447,263         21,030,344
NET ASSETS:
  Beginning of year......        --                   --                    --                  --                 --
                               ----------           -----------           ----------         -----------        -----------
  End of year............      $6,724,635           $16,265,699           $7,877,712         $33,447,263        $21,030,344
                               ==========           ===========           ==========         ===========        ===========


                                HARTFORD
                           MORTGAGE SECURITIES
                                HLS FUND
                             SUB-ACCOUNT (A)
                           -------------------
OPERATIONS:
  Net investment
   income................      $   (2,401)
  Capital gains income...        --
  Net realized gain
   (loss) on security
   transactions..........             784
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................           9,073
                               ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           7,456
                               ----------
UNIT TRANSACTIONS:
  Purchases..............       3,221,159
  Net transfers..........       1,370,164
  Surrenders for benefit
   payments and fees.....        (137,396)
  Net annuity
   transactions..........        --
                               ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       4,453,927
                               ----------
  Net increase (decrease)
   in net assets.........       4,461,383
NET ASSETS:
  Beginning of year......        --
                               ----------
  End of year............      $4,461,383
                               ==========

(a)  From inception, May 2, 2005 to December 31, 2005.

_____________________________________ SA-99 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                     HARTFORD
                               HARTFORD                          U.S. GOVERNMENT
                           SMALLCAP GROWTH     HARTFORD STOCK       SECURITIES
                               HLS FUND           HLS FUND           HLS FUND
                           SUB-ACCOUNT (A)    SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
                           ----------------  ------------------  ----------------
OPERATIONS:
  Net investment
   income................    $   (30,955)       $   213,652        $   (62,401)
  Capital gains income...      1,866,492           --                 --
  Net realized gain
   (loss) on security
   transactions..........         (6,662)           183,511                293
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       (617,334)         1,166,400             81,677
                             -----------        -----------        -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      1,211,541          1,563,563             19,569
                             -----------        -----------        -----------
UNIT TRANSACTIONS:
  Purchases..............     18,670,390         18,708,924         37,803,167
  Net transfers..........      9,135,460          4,586,241         16,395,281
  Surrenders for benefit
   payments and fees.....       (536,226)          (481,501)          (672,976)
  Net annuity
   transactions..........        139,375           --                   73,263
                             -----------        -----------        -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     27,408,999         22,813,664         53,598,735
                             -----------        -----------        -----------
  Net increase (decrease)
   in net assets.........     28,620,540         24,377,227         53,618,304
NET ASSETS:
  Beginning of year......       --                 --                 --
                             -----------        -----------        -----------
  End of year............    $28,620,540        $24,377,227        $53,618,304
                             ===========        ===========        ===========

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-100 ____________________________________

                                                 HARTFORD VALUE                         LORD ABBETT         LORD ABBETT
                             HARTFORD VALUE      OPPORTUNITIES     HARTFORD EQUITY       ALL VALUE        AMERICA'S VALUE
                                HLS FUND            HLS FUND       INCOME HLS FUND       PORTFOLIO           PORTFOLIO
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)    SUB-ACCOUNT (A)    SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           ------------------  ------------------  ----------------  ------------------  ------------------
OPERATIONS:
  Net investment
   income................      $   30,581         $    50,197         $   91,403        $   (10,302)         $  142,579
  Capital gains income...           4,840              24,891           --                   43,172              72,388
  Net realized gain
   (loss) on security
   transactions..........           1,269             (13,762)           (11,790)               (21)             (1,731)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          35,488             439,638             (9,788)           508,651            (118,424)
                               ----------         -----------         ----------        -----------          ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          72,178             500,964             69,825            541,500              94,812
                               ----------         -----------         ----------        -----------          ----------
UNIT TRANSACTIONS:
  Purchases..............       2,564,953           8,245,572          3,941,645          7,461,522           5,180,793
  Net transfers..........         772,241           3,800,928          3,635,587          5,369,369           3,504,996
  Surrenders for benefit
   payments and fees.....         (28,386)           (132,380)           (52,206)           (78,531)            (68,863)
  Net annuity
   transactions..........        --                  --                 --                 --                  --
                               ----------         -----------         ----------        -----------          ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       3,308,808          11,914,120          7,525,026         12,752,360           8,616,926
                               ----------         -----------         ----------        -----------          ----------
  Net increase (decrease)
   in net assets.........       3,380,986          12,415,084          7,594,851         13,293,860           8,711,738
NET ASSETS:
  Beginning of year......        --                  --                 --                 --                  --
                               ----------         -----------         ----------        -----------          ----------
  End of year............      $3,380,986         $12,415,084         $7,594,851        $13,293,860          $8,711,738
                               ==========         ===========         ==========        ===========          ==========

                             LORD ABBETT
                            BOND-DEBENTURE
                              PORTFOLIO
                           SUB-ACCOUNT (A)
                           ----------------
OPERATIONS:
  Net investment
   income................    $   483,804
  Capital gains income...        114,823
  Net realized gain
   (loss) on security
   transactions..........           (205)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       (532,253)
                             -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         66,169
                             -----------
UNIT TRANSACTIONS:
  Purchases..............      7,188,776
  Net transfers..........      4,403,457
  Surrenders for benefit
   payments and fees.....       (113,938)
  Net annuity
   transactions..........       --
                             -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     11,478,295
                             -----------
  Net increase (decrease)
   in net assets.........     11,544,464
NET ASSETS:
  Beginning of year......       --
                             -----------
  End of year............    $11,544,464
                             ===========

(a)  From inception, May 2, 2005 to December 31, 2005.

____________________________________ SA-101 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                             LORD ABBETT        LORD ABBETT       MFS CAPITAL
                              GROWTH AND       LARGE-CAP CORE    OPPORTUNITIES
                           INCOME PORTFOLIO      PORTFOLIO          SERIES
                           SUB-ACCOUNT (A)    SUB-ACCOUNT (A)     SUB-ACCOUNT
                           ----------------  ------------------  -------------
OPERATIONS:
  Net investment
   income................    $   147,297         $   (4,591)      $  (86,316)
  Capital gains income...      1,603,489           --                --
  Net realized gain
   (loss) on security
   transactions..........            155              1,948          (11,198)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       (945,059)            83,464           90,961
                             -----------         ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        805,882             80,821           (6,553)
                             -----------         ----------       ----------
UNIT TRANSACTIONS:
  Purchases..............     18,998,479          2,966,775          222,631
  Net transfers..........      9,489,051          1,107,609         (310,430)
  Surrenders for benefit
   payments and fees.....       (270,518)          (107,729)        (516,840)
  Net annuity
   transactions..........       --                 --                    (38)
                             -----------         ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     28,217,012          3,966,655         (604,677)
                             -----------         ----------       ----------
  Net increase (decrease)
   in net assets.........     29,022,894          4,047,476         (611,230)
NET ASSETS:
  Beginning of year......       --                 --              9,831,365
                             -----------         ----------       ----------
  End of year............    $29,022,894         $4,047,476       $9,220,135
                             ===========         ==========       ==========

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-102 ____________________________________

                                          MFS INVESTORS  MFS INVESTORS   MFS TOTAL
                           MFS EMERGING      GROWTH          TRUST         RETURN      CORE PLUS      EMERGING       EMERGING
                           GROWTH SERIES  STOCK SERIES      SERIES         SERIES     FIXED INCOME  MARKETS DEBT  MARKETS EQUITY
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -------------  ------------  ------------  ------------  --------------
OPERATIONS:
  Net investment
   income................   $  (172,016)   $ (121,330)    $  (258,811)  $    570,927  $  2,771,414  $   696,597    $  (193,468)
  Capital gains income...       --            --              --           8,517,259     1,047,893      188,227        --
  Net realized gain
   (loss) on security
   transactions..........       (76,411)       63,472         602,031        622,766       298,702      145,201        (82,967)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       971,038       298,931         882,918     (7,146,706)     (557,926)     123,886      5,258,219
                            -----------    ----------     -----------   ------------  ------------  -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       722,611       241,073       1,226,138      2,564,246     3,560,083    1,153,911      4,981,784
                            -----------    ----------     -----------   ------------  ------------  -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............       497,341       487,035       3,458,809     20,099,174     7,725,946    1,132,035      6,366,723
  Net transfers..........      (757,467)     (219,024)     (1,390,884)    14,996,543     4,850,862      296,889      3,868,160
  Surrenders for benefit
   payments and fees.....      (515,284)     (608,875)     (1,472,797)   (16,259,462)  (12,248,990)  (1,181,622)    (1,338,462)
  Net annuity
   transactions..........           (38)      --              --             (40,540)        8,269      --                (229)
                            -----------    ----------     -----------   ------------  ------------  -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (775,448)     (340,864)        595,128     18,795,715       336,087      247,302      8,896,192
                            -----------    ----------     -----------   ------------  ------------  -----------    -----------
  Net increase (decrease)
   in net assets.........       (52,837)      (99,791)      1,821,266     21,359,961     3,896,170    1,401,213     13,877,976
NET ASSETS:
  Beginning of year......    10,862,299     8,897,911      21,783,665    207,323,230   141,637,209   11,058,724     12,571,022
                            -----------    ----------     -----------   ------------  ------------  -----------    -----------
  End of year............   $10,809,462    $8,798,120     $23,604,931   $228,683,191  $145,533,379  $12,459,937    $26,448,998
                            ===========    ==========     ===========   ============  ============  ===========    ===========

____________________________________ SA-103 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2005


                           TECHNOLOGY   HIGH YIELD    MID CAP GROWTH
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT (A)
                           -----------  -----------  ----------------
OPERATIONS:
  Net investment
   income................  $   (86,289) $ 1,950,790     $  (15,716)
  Capital gains income...      --           --            --
  Net realized gain
   (loss) on security
   transactions..........       (5,872)    (800,960)           (17)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     (149,064)  (1,353,024)       301,668
                           -----------  -----------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (241,225)    (203,194)       285,935
                           -----------  -----------     ----------
UNIT TRANSACTIONS:
  Purchases..............       50,722    1,294,829      3,017,975
  Net transfers..........   (1,381,098)  (2,769,665)     1,970,940
  Surrenders for benefit
   payments and fees.....     (258,009)  (3,869,791)       (44,949)
  Net annuity
   transactions..........      --           --            --
                           -----------  -----------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (1,588,385)  (5,344,627)     4,943,966
                           -----------  -----------     ----------
  Net increase (decrease)
   in net assets.........   (1,829,610)  (5,547,821)     5,229,901
NET ASSETS:
  Beginning of year......    6,613,951   35,431,503       --
                           -----------  -----------     ----------
  End of year............  $ 4,784,341  $29,883,682     $5,229,901
                           ===========  ===========     ==========

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-104 ____________________________________


                           U.S. MID CAP    AMERICAN       BALANCED       CAPITAL     DEVELOPING    FLEXIBLE      DIVIDEND
                              VALUE      OPPORTUNITIES     GROWTH     OPPORTUNITIES    GROWTH       INCOME        GROWTH
                           SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           ------------  -------------  ------------  -------------  -----------  -----------  ------------
OPERATIONS:
  Net investment
   income................  $  (967,884)  $ (1,372,684)  $    619,418   $  (444,348)  $  (687,177) $ 3,318,966  $   (394,992)
  Capital gains income...    1,030,693        --             --            --            --           --            --
  Net realized gain
   (loss) on security
   transactions..........      639,715    (12,665,714)     2,508,377    (1,381,346)      804,688   (1,985,043)   (1,521,334)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    6,793,382     37,828,815      2,165,211     7,818,668     7,957,803     (601,609)   12,785,641
                           -----------   ------------   ------------   -----------   -----------  -----------  ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    7,495,906     23,790,417      5,293,006     5,992,974     8,075,314      732,314    10,869,315
                           -----------   ------------   ------------   -----------   -----------  -----------  ------------
UNIT TRANSACTIONS:
  Purchases..............    6,691,009        965,370      1,067,802       445,862       842,131      968,971     2,442,130
  Net transfers..........    2,412,368    (17,999,859)    (1,342,472)   (1,452,239)   (2,465,714)    (147,903)  (17,184,674)
  Surrenders for benefit
   payments and fees.....   (5,986,483)   (31,175,749)   (12,695,725)   (4,368,225)   (7,643,775)  (8,758,457)  (49,351,995)
  Net annuity
   transactions..........       (2,356)       (67,216)        21,282       (12,288)      (15,507)     (35,925)     (187,302)
                           -----------   ------------   ------------   -----------   -----------  -----------  ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    3,114,538    (48,277,454)   (12,949,113)   (5,386,890)   (9,282,865)  (7,973,314)  (64,281,841)
                           -----------   ------------   ------------   -----------   -----------  -----------  ------------
  Net increase (decrease)
   in net assets.........   10,610,444    (24,487,037)    (7,656,107)      606,084    (1,207,551)  (7,241,000)  (53,412,526)
NET ASSETS:
  Beginning of year......   69,871,746    233,070,418     89,178,067    33,787,827    55,152,142   62,474,660   327,149,418
                           -----------   ------------   ------------   -----------   -----------  -----------  ------------
  End of year............  $80,482,190   $208,583,381   $ 81,521,960   $34,393,911   $53,944,591  $55,233,660  $273,736,892
                           ===========   ============   ============   ===========   ===========  ===========  ============

____________________________________ SA-105 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005


                              GLOBAL
                              EQUITY       GROWTH     MONEY MARKET
                           SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           ------------  -----------  ------------
OPERATIONS:
  Net investment
   income................  $   (437,757) $  (491,302) $    971,908
  Capital gains income...       --           --            --
  Net realized gain
   (loss) on security
   transactions..........     3,151,030      118,485       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     2,872,936    6,259,097       --
                           ------------  -----------  ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     5,586,209    5,886,280       971,908
                           ------------  -----------  ------------
UNIT TRANSACTIONS:
  Purchases..............       676,302    5,527,468     4,755,283
  Net transfers..........    (3,095,072)   2,394,628    13,643,754
  Surrenders for benefit
   payments and fees.....   (10,702,164)  (5,838,219)  (29,783,431)
  Net annuity
   transactions..........       (12,490)     (29,331)      (35,436)
                           ------------  -----------  ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (13,133,424)   2,054,546   (11,419,830)
                           ------------  -----------  ------------
  Net increase (decrease)
   in net assets.........    (7,547,215)   7,940,826   (10,447,922)
NET ASSETS:
  Beginning of year......    71,874,243   40,628,886    91,573,118
                           ------------  -----------  ------------
  End of year............  $ 64,327,028  $48,569,712  $ 81,125,196
                           ============  ===========  ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-106 ____________________________________

                                                                                                                     OPPENHEIMER
                                           EQUALLY        SMALL                                  OPPENHEIMER           CAPITAL
                                           WEIGHTED      COMPANY      GLOBAL     EQUITY AND       AGGRESSIVE         APPRECIATION
                            UTILITIES      S&P 500       GROWTH      FRANCHISE     INCOME        GROWTH FUND             FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           ------------  ------------  -----------  -----------  -----------  ------------------  ------------------
OPERATIONS:
  Net investment
   income................  $    516,179  $ (1,146,171) $  (145,760) $  (401,017) $  (290,013)     $   (5,284)        $   (99,090)
  Capital gains income...       --          2,856,963       40,899       59,992      268,149        --                  --
  Net realized gain
   (loss) on security
   transactions..........     3,771,408    10,303,444        7,649       40,811       57,112            (119)                875
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     5,591,004      (660,004)     977,709    2,238,587    1,390,399          50,674             742,610
                           ------------  ------------  -----------  -----------  -----------      ----------         -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     9,878,591    11,354,232      880,497    1,938,373    1,425,647          45,271             644,395
                           ------------  ------------  -----------  -----------  -----------      ----------         -----------
UNIT TRANSACTIONS:
  Purchases..............       306,143    12,345,094    5,040,390    6,961,126    1,983,951       1,005,623          16,247,165
  Net transfers..........    (1,810,573)    6,457,977    2,879,418    7,762,901    2,617,290         142,837           5,855,918
  Surrenders for benefit
   payments and fees.....   (10,746,544)  (26,242,130)    (306,716)  (1,261,261)  (1,020,564)        (24,617)           (223,809)
  Net annuity
   transactions..........       (39,191)      (11,011)     --           --           --             --                    12,766
                           ------------  ------------  -----------  -----------  -----------      ----------         -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (12,290,165)   (7,450,070)   7,613,092   13,462,766    3,580,677       1,123,843          21,892,040
                           ------------  ------------  -----------  -----------  -----------      ----------         -----------
  Net increase (decrease)
   in net assets.........    (2,411,574)    3,904,162    8,493,589   15,401,139    5,006,324       1,169,114          22,536,435
NET ASSETS:
  Beginning of year......    71,745,732   189,243,584    2,874,894   12,001,008   22,545,563        --                  --
                           ------------  ------------  -----------  -----------  -----------      ----------         -----------
  End of year............  $ 69,334,158  $193,147,746  $11,368,483  $27,402,147  $27,551,887      $1,169,114         $22,536,435
                           ============  ============  ===========  ===========  ===========      ==========         ===========

(a)  From inception, May 2, 2005 to December 31, 2005.

____________________________________ SA-107 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                      OPPENHEIMER
                              OPPENHEIMER         OPPENHEIMER         MAIN STREET
                                 GLOBAL           MAIN STREET          SMALL CAP
                            SECURITIES FUND           FUND                FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           ------------------  ------------------  ------------------
OPERATIONS:
  Net investment
   income................     $  (123,708)         $  (18,526)        $  (129,581)
  Capital gains income...        --                  --                  --
  Net realized gain
   (loss) on security
   transactions..........             988              (4,794)              1,945
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       2,084,433             123,822           1,379,050
                              -----------          ----------         -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       1,961,713             100,502           1,251,414
                              -----------          ----------         -----------
UNIT TRANSACTIONS:
  Purchases..............      23,255,063           3,129,584          21,891,799
  Net transfers..........       8,629,891             961,477           7,580,083
  Surrenders for benefit
   payments and fees.....        (364,647)            (33,272)           (326,227)
  Net annuity
   transactions..........          99,065            --                    21,799
                              -----------          ----------         -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      31,619,372           4,057,789          29,167,454
                              -----------          ----------         -----------
  Net increase (decrease)
   in net assets.........      33,581,085           4,158,291          30,418,868
NET ASSETS:
  Beginning of year......        --                  --                  --
                              -----------          ----------         -----------
  End of year............     $33,581,085          $4,158,291         $30,418,868
                              ===========          ==========         ===========

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-108 ____________________________________

                                 PUTNAM          PUTNAM GLOBAL                               PUTNAM
                              DIVERSIFIED            ASSET           PUTNAM GROWTH       INTERNATIONAL
                                 INCOME            ALLOCATION          AND INCOME            EQUITY        PUTNAM INVESTORS
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
                           ------------------  ------------------  ------------------  ------------------  ----------------
OPERATIONS:
  Net investment
   income................      $  (42,181)         $   (9,068)         $  (10,157)        $  (171,386)        $   (4,290)
  Capital gains income...        --                  --                  --                  --                 --
  Net realized gain
   (loss) on security
   transactions..........            (649)                392               1,526              (1,642)             1,019
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          74,966              59,323              58,643           2,522,348             33,433
                               ----------          ----------          ----------         -----------         ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          32,136              50,647              50,012           2,349,320             30,162
                               ----------          ----------          ----------         -----------         ----------
UNIT TRANSACTIONS:
  Purchases..............       7,290,949           2,559,454           2,370,555          27,669,752            935,879
  Net transfers..........       2,016,535             689,147             184,304           9,402,212            219,445
  Surrenders for benefit
   payments and fees.....        (128,737)            (63,026)            (85,172)           (370,374)           (40,847)
  Net annuity
   transactions..........        --                  --                  --                    31,580           --
                               ----------          ----------          ----------         -----------         ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       9,178,747           3,185,575           2,469,687          36,733,170          1,114,477
                               ----------          ----------          ----------         -----------         ----------
  Net increase (decrease)
   in net assets.........       9,210,883           3,236,222           2,519,699          39,082,490          1,144,639
NET ASSETS:
  Beginning of year......        --                  --                  --                  --                 --
                               ----------          ----------          ----------         -----------         ----------
  End of year............      $9,210,883          $3,236,222          $2,519,699         $39,082,490         $1,144,639
                               ==========          ==========          ==========         ===========         ==========


                                 PUTNAM             PUTNAM
                               NEW VALUE       SMALL CAP VALUE
                            SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
                           ------------------  ----------------
OPERATIONS:
  Net investment
   income................      $  (26,160)       $  (135,604)
  Capital gains income...        --                 --
  Net realized gain
   (loss) on security
   transactions..........           2,747               (577)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         180,767            841,141
                               ----------        -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         157,354            704,960
                               ----------        -----------
UNIT TRANSACTIONS:
  Purchases..............       4,933,535         23,029,546
  Net transfers..........       1,555,909          8,356,879
  Surrenders for benefit
   payments and fees.....        (199,885)          (393,868)
  Net annuity
   transactions..........         145,513            130,418
                               ----------        -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       6,435,072         31,122,975
                               ----------        -----------
  Net increase (decrease)
   in net assets.........       6,592,426         31,827,935
NET ASSETS:
  Beginning of year......        --                 --
                               ----------        -----------
  End of year............      $6,592,426        $31,827,935
                               ==========        ===========

(a)  From inception, May 2, 2005 to December 31, 2005.

____________________________________ SA-109 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                 PUTNAM
                               THE GEORGE
                              PUTNAM FUND            PUTNAM              PUTNAM
                               OF BOSTON             VISTA              VOYAGER
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           ------------------  ------------------  ------------------
OPERATIONS:
  Net investment
   income................      $  (13,550)          $ (3,477)          $   (6,280)
  Capital gains income...        --                 --                   --
  Net realized gain
   (loss) on security
   transactions..........             821                448                 (678)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          56,577             41,524               46,256
                               ----------           --------           ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          43,848             38,495               39,298
                               ----------           --------           ----------
UNIT TRANSACTIONS:
  Purchases..............       3,137,473            655,330            1,074,140
  Net transfers..........       1,123,598            195,582               32,617
  Surrenders for benefit
   payments and fees.....         (20,779)           (25,561)              (5,646)
  Net annuity
   transactions..........        --                 --                   --
                               ----------           --------           ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       4,240,292            825,351            1,101,111
                               ----------           --------           ----------
  Net increase (decrease)
   in net assets.........       4,284,140            863,846            1,140,409
NET ASSETS:
  Beginning of year......        --                 --                   --
                               ----------           --------           ----------
  End of year............      $4,284,140           $863,846           $1,140,409
                               ==========           ========           ==========

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-110 ____________________________________

                                             GROWTH AND                       EMERGING       AGGRESSIVE      GOVERNMENT
                             ENTERPRISE        INCOME          COMSTOCK        GROWTH     GROWTH PORTFOLIO    PORTFOLIO
                            SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  ---------------  ---------------  -----------  ----------------  -------------
OPERATIONS:
  Net investment
   income................   $  (118,344)    $ (1,128,064)    $ (1,188,643)   $  (83,011)     $  (14,888)     $    37,923
  Capital gains income...       --             3,089,978        2,584,413        --            --                --
  Net realized gain
   (loss) on security
   transactions..........    (1,534,630)         268,820           61,140        22,201           2,368            2,259
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     2,587,875        8,536,068        2,433,823       301,464          86,403           62,267
                            -----------     ------------     ------------    ----------      ----------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       934,901       10,766,802        3,890,733       240,654          73,883          102,449
                            -----------     ------------     ------------    ----------      ----------      -----------
UNIT TRANSACTIONS:
  Purchases..............       411,203       22,932,109       51,115,168       277,479         206,161        7,515,298
  Net transfers..........      (614,925)      19,333,845       30,214,494       (98,512)        281,440        6,509,162
  Surrenders for benefit
   payments and fees.....    (2,169,022)     (10,662,959)      (4,463,539)     (196,597)        (26,792)        (498,550)
  Net annuity
   transactions..........          (646)         (17,468)          21,939        --            --                --
                            -----------     ------------     ------------    ----------      ----------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (2,373,390)      31,585,527       76,888,062       (17,630)        460,809       13,525,910
                            -----------     ------------     ------------    ----------      ----------      -----------
  Net increase (decrease)
   in net assets.........    (1,438,489)      42,352,329       80,778,795       223,024         534,692       13,628,359
NET ASSETS:
  Beginning of year......    16,971,011      117,152,462       71,895,593     4,363,900         523,349        4,911,720
                            -----------     ------------     ------------    ----------      ----------      -----------
  End of year............   $15,532,522     $159,504,791     $152,674,388    $4,586,924      $1,058,041      $18,540,079
                            ===========     ============     ============    ==========      ==========      ===========

                             WELLS FARGO
                           ADVANTAGE ASSET
                              ALLOCATION
                                 FUND
                           SUB-ACCOUNT (A)
                           ----------------
OPERATIONS:
  Net investment
   income................      $  1,673
  Capital gains income...         3,125
  Net realized gain
   (loss) on security
   transactions..........             5
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         4,185
                               --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         8,988
                               --------
UNIT TRANSACTIONS:
  Purchases..............       380,710
  Net transfers..........        61,838
  Surrenders for benefit
   payments and fees.....          (617)
  Net annuity
   transactions..........       --
                               --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       441,931
                               --------
  Net increase (decrease)
   in net assets.........       450,919
NET ASSETS:
  Beginning of year......       --
                               --------
  End of year............      $450,919
                               ========

(a)  From inception, May 2, 2005 to December 31, 2005.

____________________________________ SA-111 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                              WELLS FARGO                          WELLS FARGO
                            ADVANTAGE TOTAL      WELLS FARGO      ADVANTAGE C&B
                              RETURN BOND      ADVANTAGE EQUITY     LARGE CAP
                                  FUND           INCOME FUND        VALUE FUND
                            SUB-ACCOUNT (A)    SUB-ACCOUNT (A)   SUB-ACCOUNT (A)
                           ------------------  ----------------  ----------------
OPERATIONS:
  Net investment
   income................       $  1,816           $     11          $   (514)
  Capital gains income...             87            --                --
  Net realized gain
   (loss) on security
   transactions..........           (173)                87                12
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         (2,180)             3,330               472
                                --------           --------          --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           (450)             3,428               (30)
                                --------           --------          --------
UNIT TRANSACTIONS:
  Purchases..............        198,736            272,684           226,283
  Net transfers..........         70,935             36,430           177,872
  Surrenders for benefit
   payments and fees.....           (442)              (224)           (1,582)
  Net annuity
   transactions..........       --                  --                --
                                --------           --------          --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        269,229            308,890           402,573
                                --------           --------          --------
  Net increase (decrease)
   in net assets.........        268,779            312,318           402,543
NET ASSETS:
  Beginning of year......       --                  --                --
                                --------           --------          --------
  End of year............       $268,779           $312,318          $402,543
                                ========           ========          ========

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-112 ____________________________________

                              WELLS FARGO         WELLS FARGO         WELLS FARGO         WELLS FARGO         WELLS FARGO
                               ADVANTAGE           ADVANTAGE           ADVANTAGE           ADVANTAGE           ADVANTAGE
                             LARGE COMPANY       INTERNATIONAL       LARGE COMPANY        MONEY MARKET         SMALL CAP
                               CORE FUND           CORE FUND          GROWTH FUND             FUND            GROWTH FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           ------------------  ------------------  ------------------  ------------------  ------------------
OPERATIONS:
  Net investment
   income................        $   16             $  1,866           $   (5,477)          $    97             $ (2,899)
  Capital gains income...       --                  --                   --                 --                  --
  Net realized gain
   (loss) on security
   transactions..........       --                         6                    7           --                       112
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................           119                5,853               44,217           --                    26,690
                                 ------             --------           ----------           -------             --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           135                7,725               38,747                97               23,903
                                 ------             --------           ----------           -------             --------
UNIT TRANSACTIONS:
  Purchases..............       --                    55,300              955,002           --                   464,376
  Net transfers..........         5,053               85,621              352,749            19,224              183,636
  Surrenders for benefit
   payments and fees.....            (2)                 (47)              (7,819)              (10)              (3,052)
  Net annuity
   transactions..........       --                  --                   --                 --                  --
                                 ------             --------           ----------           -------             --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         5,051              140,874            1,299,932            19,214              644,960
                                 ------             --------           ----------           -------             --------
  Net increase (decrease)
   in net assets.........         5,186              148,599            1,338,679            19,311              668,863
NET ASSETS:
  Beginning of year......       --                  --                   --                 --                  --
                                 ------             --------           ----------           -------             --------
  End of year............        $5,186             $148,599           $1,338,679           $19,311             $668,863
                                 ======             ========           ==========           =======             ========

                                                  WELLS FARGO         WELLS FARGO
                              WELLS FARGO          ADVANTAGE           ADVANTAGE
                               ADVANTAGE           MULTI CAP          OPPORTUNITY
                             DISCOVERY FUND        VALUE FUND             FUND
                            SUB-ACCOUNT (C)     SUB-ACCOUNT (C)     SUB-ACCOUNT (C)
                           ------------------  ------------------  ------------------
OPERATIONS:
  Net investment
   income................        $  (15)            $  (121)            $   (76)
  Capital gains income...       --                  --                  --
  Net realized gain
   (loss) on security
   transactions..........       --                       (1)                  6
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................            99                 552               1,787
                                 ------             -------             -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............            84                 430               1,717
                                 ------             -------             -------
UNIT TRANSACTIONS:
  Purchases..............         1,600              52,390              22,200
  Net transfers..........       --                      974             --
  Surrenders for benefit
   payments and fees.....             1                   1                  (2)
  Net annuity
   transactions..........       --                  --                  --
                                 ------             -------             -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         1,601              53,365              22,198
                                 ------             -------             -------
  Net increase (decrease)
   in net assets.........         1,685              53,795              23,915
NET ASSETS:
  Beginning of year......       --                  --                  --
                                 ------             -------             -------
  End of year............        $1,685             $53,795             $23,915
                                 ======             =======             =======

(a)  From inception, May 2, 2005 to December 31, 2005.
(c)  From inception, July 5, 2005 to December 31, 2005.

____________________________________ SA-113 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2004

                           AMERICAN FUNDS                  AMERICAN FUNDS
                           GLOBAL GROWTH   AMERICAN FUNDS  GROWTH-INCOME
                                FUND        GROWTH FUND         FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  --------------
OPERATIONS:
  Net investment
   income................   $  (519,995)    $ (4,606,882)   $ (2,455,048)
  Capital gains income...       --              --              --
  Net realized gain
   (loss) on security
   transactions..........       237,688        1,074,756       1,154,373
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     5,459,623       38,063,733      31,971,710
                            -----------     ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     5,177,316       34,531,607      30,671,035
                            -----------     ------------    ------------
UNIT TRANSACTIONS:
  Purchases..............     9,545,616       73,088,424      70,854,687
  Net transfers..........     5,351,537       41,843,982      39,257,671
  Surrenders for benefit
   payments and fees.....    (2,374,199)     (15,765,474)    (18,996,264)
  Net annuity
   transactions..........       (13,671)          (3,455)         54,502
                            -----------     ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    12,509,283       99,163,477      91,170,596
                            -----------     ------------    ------------
  Net increase (decrease)
   in net assets.........    17,686,599      133,695,084     121,841,631
NET ASSETS:
  Beginning of year......    35,124,148      247,776,153     289,697,096
                            -----------     ------------    ------------
  End of year............   $52,810,747     $381,471,237    $411,538,727
                            ===========     ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-114 ____________________________________

                                           AMERICAN FUNDS                                                        TEMPLETON
                           AMERICAN FUNDS   GLOBAL SMALL                       FRANKLIN                         DEVELOPING
                           INTERNATIONAL   CAPITALIZATION  FRANKLIN SMALL  STRATEGIC INCOME   MUTUAL SHARES       MARKETS
                                FUND            FUND          CAP FUND     SECURITIES FUND   SECURITIES FUND  SECURITIES FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  --------------  --------------  ----------------  ---------------  ---------------
OPERATIONS:
  Net investment
   income................   $   (33,195)    $  (393,932)    $  (718,357)     $   875,860      $ (1,113,853)     $    27,252
  Capital gains income...       --              --              --                76,909          --               --
  Net realized gain
   (loss) on security
   transactions..........       174,957         (11,054)        179,869           93,493           204,144          (15,021)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    10,528,614       4,833,288       4,780,161        4,282,297        14,498,460        2,798,249
                            -----------     -----------     -----------      -----------      ------------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    10,670,376       4,428,302       4,241,673        5,328,559        13,588,751        2,810,480
                            -----------     -----------     -----------      -----------      ------------      -----------
UNIT TRANSACTIONS:
  Purchases..............    19,759,663       6,304,794       9,759,369       15,894,545        24,276,071        3,713,733
  Net transfers..........    15,523,204       4,909,488       4,121,822       17,139,734        17,781,555        3,184,039
  Surrenders for benefit
   payments and fees.....    (3,220,961)       (904,203)     (2,359,576)      (4,038,116)       (6,558,279)        (576,055)
  Net annuity
   transactions..........         3,570         --                4,276         --                  (5,364)        --
                            -----------     -----------     -----------      -----------      ------------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    32,065,476      10,310,079      11,525,891       28,996,163        35,493,983        6,321,717
                            -----------     -----------     -----------      -----------      ------------      -----------
  Net increase (decrease)
   in net assets.........    42,735,852      14,738,381      15,767,564       34,324,722        49,082,734        9,132,197
NET ASSETS:
  Beginning of year......    40,248,202      16,656,525      36,068,133       44,156,974        99,345,462        8,228,603
                            -----------     -----------     -----------      -----------      ------------      -----------
  End of year............   $82,984,054     $31,394,906     $51,835,697      $78,481,696      $148,428,196      $17,360,800
                            ===========     ===========     ===========      ===========      ============      ===========


                              TEMPLETON
                               GROWTH
                           SECURITIES FUND
                             SUB-ACCOUNT
                           ---------------
OPERATIONS:
  Net investment
   income................    $  (184,745)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........         35,360
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      5,092,026
                             -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      4,942,641
                             -----------
UNIT TRANSACTIONS:
  Purchases..............      9,103,395
  Net transfers..........      6,576,764
  Surrenders for benefit
   payments and fees.....     (1,836,620)
  Net annuity
   transactions..........        (14,011)
                             -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     13,829,528
                             -----------
  Net increase (decrease)
   in net assets.........     18,772,169
NET ASSETS:
  Beginning of year......     25,300,602
                             -----------
  End of year............    $44,072,771
                             ===========

____________________________________ SA-115 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                            MFS CAPITAL                  MFS INVESTORS
                           OPPORTUNITIES  MFS EMERGING   GROWTH STOCK
                              SERIES      GROWTH SERIES     SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -------------
OPERATIONS:
  Net investment
   income................   $  (112,142)   $  (158,609)   $ (134,402)
  Capital gains income...       --             --            --
  Net realized gain
   (loss) on security
   transactions..........        72,232         11,769        73,464
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       970,132      1,224,622       668,569
                            -----------    -----------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       930,222      1,077,782       607,631
                            -----------    -----------    ----------
UNIT TRANSACTIONS:
  Purchases..............     1,709,021      1,275,379     1,328,441
  Net transfers..........       (93,781)      (236,100)       59,280
  Surrenders for benefit
   payments and fees.....    (1,155,375)      (508,060)     (594,776)
  Net annuity
   transactions..........           288            275       --
                            -----------    -----------    ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       460,153        531,494       792,945
                            -----------    -----------    ----------
  Net increase (decrease)
   in net assets.........     1,390,375      1,609,276     1,400,576
NET ASSETS:
  Beginning of year......     8,440,990      9,253,023     7,497,335
                            -----------    -----------    ----------
  End of year............   $ 9,831,365    $10,862,299    $8,897,911
                            ===========    ===========    ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-116 ____________________________________

                                                                        EMERGING     EMERGING
                           MFS INVESTORS    MFS TOTAL     CORE PLUS      MARKETS      MARKETS
                           TRUST SERIES   RETURN SERIES  FIXED INCOME     DEBT        EQUITY     TECHNOLOGY   HIGH YIELD
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  -------------  ------------  -----------  -----------  -----------  -----------
OPERATIONS:
  Net investment
   income................   $  (184,224)  $   (128,033)  $  2,911,991  $   550,964  $   (87,203) $ (112,187)  $ 1,509,652
  Capital gains income...       --             --             302,980      331,926      --           --           --
  Net realized gain
   (loss) on security
   transactions..........       133,023        430,438        674,326       72,485     (608,846)   (211,265)      455,181
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     1,901,985     16,867,223       (239,129)    (133,220)   2,782,970      (1,460)      574,928
                            -----------   ------------   ------------  -----------  -----------  ----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     1,850,784     17,169,628      3,650,168      822,155    2,086,921    (324,912)    2,539,761
                            -----------   ------------   ------------  -----------  -----------  ----------   -----------
UNIT TRANSACTIONS:
  Purchases..............     2,737,937     28,291,626     14,664,479    1,414,888    1,435,223     430,396     3,755,555
  Net transfers..........     2,725,750     23,715,916      6,422,967      764,272      271,380       8,305    (1,852,316)
  Surrenders for benefit
   payments and fees.....      (999,240)    (9,739,800)   (15,398,684)  (1,403,843)  (1,002,860)   (400,888)   (3,077,584)
  Net annuity
   transactions..........       --             (12,875)       --           --             2,599      --           --
                            -----------   ------------   ------------  -----------  -----------  ----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     4,464,447     42,254,867      5,688,762      775,317      706,342      37,813    (1,174,345)
                            -----------   ------------   ------------  -----------  -----------  ----------   -----------
  Net increase (decrease)
   in net assets.........     6,315,231     59,424,495      9,338,930    1,597,472    2,793,263    (287,099)    1,365,416
NET ASSETS:
  Beginning of year......    15,468,434    147,898,735    132,298,279    9,461,252    9,777,759   6,901,050    34,066,087
                            -----------   ------------   ------------  -----------  -----------  ----------   -----------
  End of year............   $21,783,665   $207,323,230   $141,637,209  $11,058,724  $12,571,022  $6,613,951   $35,431,503
                            ===========   ============   ============  ===========  ===========  ==========   ===========

____________________________________ SA-117 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                            U.S. MID      AMERICAN       BALANCED
                            CAP VALUE   OPPORTUNITIES     GROWTH
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -------------  ------------
OPERATIONS:
  Net investment
   income................  $  (918,051) $ (2,459,679)  $    754,772
  Capital gains income...      --            --             --
  Net realized gain
   (loss) on security
   transactions..........       67,798   (34,315,887)       410,949
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    8,604,894    51,246,282      6,679,842
                           -----------  ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    7,754,641    14,470,716      7,845,563
                           -----------  ------------   ------------
UNIT TRANSACTIONS:
  Purchases..............   10,778,552     2,688,231      2,887,435
  Net transfers..........    3,275,074   (27,369,502)      (864,299)
  Surrenders for benefit
   payments and fees.....   (5,383,386)  (34,197,332)   (13,758,651)
  Net annuity
   transactions..........       (8,904)       33,629        (11,473)
                           -----------  ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    8,661,336   (58,844,974)   (11,746,988)
                           -----------  ------------   ------------
  Net increase (decrease)
   in net assets.........   16,415,977   (44,374,258)    (3,901,425)
NET ASSETS:
  Beginning of year......   53,455,769   277,444,676     93,079,492
                           -----------  ------------   ------------
  End of year............  $69,871,746  $233,070,418   $ 89,178,067
                           ===========  ============   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-118 ____________________________________


                              CAPITAL     DEVELOPING    FLEXIBLE      DIVIDEND
                           OPPORTUNITIES    GROWTH       INCOME        GROWTH     GLOBAL EQUITY    GROWTH     MONEY MARKET
                            SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  -----------  -----------  ------------  -------------  -----------  ------------
OPERATIONS:
  Net investment
   income................   $  (435,632)  $  (694,458) $ 4,432,851  $    619,475  $   (796,796)  $  (459,565) $   (668,292)
  Capital gains income...       --            --           --            --            --            --            --
  Net realized gain
   (loss) on security
   transactions..........    (3,623,272)      126,403   (2,983,621)  (10,815,076)    2,143,336    (1,624,516)      --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    10,164,648    10,524,215    1,835,305    31,555,179     3,197,011     4,432,690       --
                            -----------   -----------  -----------  ------------  ------------   -----------  ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     6,105,744     9,956,160    3,284,535    21,359,578     4,543,551     2,348,609      (668,292)
                            -----------   -----------  -----------  ------------  ------------   -----------  ------------
UNIT TRANSACTIONS:
  Purchases..............     1,014,685     1,068,690    2,614,548     7,891,375     1,147,460     3,185,538     7,384,579
  Net transfers..........    (1,753,188)   (2,903,972)  (1,700,015)  (14,770,476)   (3,097,109)   (1,586,393)    1,165,404
  Surrenders for benefit
   payments and fees.....    (3,641,680)   (7,814,708)  (9,694,826)  (49,796,115)  (11,066,572)   (5,540,012)  (33,412,565)
  Net annuity
   transactions..........         2,419        34,593      (13,188)      208,106       (57,763)      (30,047)      (29,741)
                            -----------   -----------  -----------  ------------  ------------   -----------  ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (4,377,764)   (9,615,397)  (8,793,481)  (56,467,110)  (13,073,984)   (3,970,914)  (24,892,323)
                            -----------   -----------  -----------  ------------  ------------   -----------  ------------
  Net increase (decrease)
   in net assets.........     1,727,980       340,763   (5,508,946)  (35,107,532)   (8,530,433)   (1,622,305)  (25,560,615)
NET ASSETS:
  Beginning of year......    32,059,847    54,811,379   67,983,606   362,256,950    80,404,676    42,251,191   117,133,733
                            -----------   -----------  -----------  ------------  ------------   -----------  ------------
  End of year............   $33,787,827   $55,152,142  $62,474,660  $327,149,418  $ 71,874,243   $40,628,886  $ 91,573,118
                            ===========   ===========  ===========  ============  ============   ===========  ============

____________________________________ SA-119 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                             EQUALLY           SMALL
                                            WEIGHTED          COMPANY
                            UTILITIES        S&P 500      GROWTH PORTFOLIO
                           SUB-ACCOUNT   SUB-ACCOUNT (A)  SUB-ACCOUNT (B)
                           ------------  ---------------  ----------------
OPERATIONS:
  Net investment
   income................  $    564,963   $ (1,045,668)      $  (13,932)
  Capital gains income...       --            --                 69,620
  Net realized gain
   (loss) on security
   transactions..........      (123,635)     6,038,641              562
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    13,549,419     19,368,648          190,057
                           ------------   ------------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    13,990,747     24,361,621          246,307
                           ------------   ------------       ----------
UNIT TRANSACTIONS:
  Purchases..............       974,650     15,748,233        1,869,396
  Net transfers..........    (4,238,380)    10,999,570          770,351
  Surrenders for benefit
   payments and fees.....    (9,396,432)   (21,497,420)         (11,160)
  Net annuity
   transactions..........       (26,459)       (33,943)        --
                           ------------   ------------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (12,686,621)     5,216,440        2,628,587
                           ------------   ------------       ----------
  Net increase (decrease)
   in net assets.........     1,304,126     29,578,061        2,874,894
NET ASSETS:
  Beginning of year......    70,441,606    159,665,523         --
                           ------------   ------------       ----------
  End of year............  $ 71,745,732   $189,243,584       $2,874,894
                           ============   ============       ==========

(a)  Formerly Value-Added Market Sub-Account. Change effective November 1, 2004.
(b)  From inception, May 3, 2004 to December 31, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-120 ____________________________________

                              GLOBAL       EQUITY AND                     GROWTH AND                    EMERGING
                             FRANCHISE       INCOME       ENTERPRISE        INCOME        COMSTOCK       GROWTH
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -------------  -------------  --------------  -------------  -----------
OPERATIONS:
  Net investment
   income................   $  (119,538)   $  (283,237)   $  (189,632)   $   (834,684)   $  (601,898)  $  (59,609)
  Capital gains income...        79,399         13,523        --             --              --            --
  Net realized gain
   (loss) on security
   transactions..........        (1,472)         7,542     (2,216,903)         33,660         35,912       (2,769)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       972,292      2,004,204      2,753,511      12,761,229      8,058,235      280,318
                            -----------    -----------    -----------    ------------    -----------   ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       930,681      1,742,032        346,976      11,960,205      7,492,249      217,940
                            -----------    -----------    -----------    ------------    -----------   ----------
UNIT TRANSACTIONS:
  Purchases..............     4,585,268      4,124,889        476,295      21,643,780     29,217,678    1,591,418
  Net transfers..........     3,181,019      9,099,214       (960,245)     19,939,414     17,372,807      936,456
  Surrenders for benefit
   payments and fees.....      (320,157)      (604,548)    (2,373,952)     (5,438,370)    (1,443,041)    (201,580)
  Net annuity
   transactions..........       --             --                (983)        (18,054)       --            --
                            -----------    -----------    -----------    ------------    -----------   ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     7,446,130     12,619,555     (2,858,885)     36,126,770     45,147,444    2,326,294
                            -----------    -----------    -----------    ------------    -----------   ----------
  Net increase (decrease)
   in net assets.........     8,376,811     14,361,587     (2,511,909)     48,086,975     52,639,693    2,544,234
NET ASSETS:
  Beginning of year......     3,624,197      8,183,976     19,482,920      69,065,487     19,255,900    1,819,666
                            -----------    -----------    -----------    ------------    -----------   ----------
  End of year............   $12,001,008    $22,545,563    $16,971,011    $117,152,462    $71,895,593   $4,363,900
                            ===========    ===========    ===========    ============    ===========   ==========


                              AGGRESSIVE       GOVERNMENT
                           GROWTH PORTFOLIO     PORTFOLIO
                           SUB-ACCOUNT (B)   SUB-ACCOUNT (B)
                           ----------------  ---------------
OPERATIONS:
  Net investment
   income................      $ (3,560)       $  (24,681)
  Capital gains income...       --                --
  Net realized gain
   (loss) on security
   transactions..........           569               164
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        50,375            52,413
                               --------        ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        47,384            27,896
                               --------        ----------
UNIT TRANSACTIONS:
  Purchases..............       332,084         3,567,471
  Net transfers..........       147,579         1,342,448
  Surrenders for benefit
   payments and fees.....        (3,698)          (26,095)
  Net annuity
   transactions..........       --                --
                               --------        ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       475,965         4,883,824
                               --------        ----------
  Net increase (decrease)
   in net assets.........       523,349         4,911,720
NET ASSETS:
  Beginning of year......       --                --
                               --------        ----------
  End of year............      $523,349        $4,911,720
                               ========        ==========

(b)  From inception, May 3, 2004 to December 31, 2004.

____________________________________ SA-121 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005

 1.  ORGANIZATION:

    Separate Account Three (the "Account") is a separate investment account within Hartford Life and Annuity Insurance Company (the "Company") and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the AllianceBernstein VP Balanced Wealth Strategy Portfolio, AllianceBernstein VP Global Research Portfolio, AllianceBernstein VP International Value Portfolio, AllianceBernstein VP Small/Mid Cap Value Portfolio, AllianceBernstein VP Value Portfolio, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds Global Small Capitalization Fund, Fidelity VIP Equity Income, Fidelity VIP Growth, Fidelity VIP Contrafund, Fidelity VIP Mid Cap, Fidelity VIP Value Strategies, Franklin Small-Mid Cap Growth Securities Fund, Franklin Strategic Income Securities Fund, Franklin Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Growth Securities Fund, Hartford Advisers HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Focus HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Leaders HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Hartford Value Opportunities HLS Fund, Hartford Equity Income HLS Fund, Lord Abbett All Value Portfolio, Lord Abbett America's Value Portfolio, Lord Abbett Bond-Debenture Portfolio, Lord Abbett Growth and Income Portfolio, Lord Abbett Large-Cap Core Portfolio, MFS Capital Opportunities Series, MFS Emerging Growth Series, MFS Investors Growth Stock Series, MFS Investors Trust Series, MFS Total Return Series, Mid Cap Growth, Oppenheimer Aggressive Growth Fund, Oppenheimer Capital Appreciation Fund, Oppenheimer Global Securities Fund, Oppenheimer Main Street Fund, Oppenheimer Main Street Small Cap Fund, Putnam Diversified Income, Putnam Global Asset Allocation, Putnam Growth and Income, Putnam International Equity, Putnam Investors, Putnam New Value, Putnam Small Cap Value, Putnam The George Putnam Fund of Boston, Putnam Vista, Putnam Voyager, Wells Fargo Advantage Asset Allocation Fund, Wells Fargo Advantage Total Return Bond Fund, Wells Fargo Advantage Equity Income Fund, Wells Fargo Advantage C&B Large Cap Value Fund, Wells Fargo Advantage Large Company Core Fund, Wells Fargo Advantage International Core Fund, Wells Fargo Advantage Large Company Growth Fund, Wells Fargo Advantage Money Market Fund, Wells Fargo Advantage Small Cap Growth Fund, Wells Fargo Advantage Discovery Fund, Wells Fargo Advantage Multi Cap Value Fund, and Wells Fargo Advantage Opportunity Fund. The Account also invests in the following sub-accounts of the Universal Institutional Funds, Inc. family: Equity and Income, Core Plus Fixed Income, Emerging Markets Debt, Emerging Markets Equity, Technology, High Yield, and the U.S. Mid Cap Value. Additionally, the Account also invests in the sub-accounts of the Morgan Stanley Select Dimension fund family: American Opportunities, Balanced Growth, Capital Opportunities, Developing Growth, Flexible Income, Dividend Growth, Global Equity, Growth, Money Market, Utilities, Equally Weighted S&P 500, and the Small Company Growth. Finally, the Account invests in the following sub-accounts within the Van Kampen fund family: Global Franchise, Enterprise, Growth and Income, Comstock, Emerging Growth, Aggressive Growth Portfolio and the Government Portfolio.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend

____________________________________ SA-122 ____________________________________
      and capital gains income is accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2005.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

   f) MORTALITY RISK--Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

   a) MORTALITY AND EXPENSE RISK CHARGES--The Company, as issuer of variable annuity contracts, provides the mortality and expense risk charges and, with respect to the Account, receives a maximum annual fee of up to 1.60% of the Account's average daily net assets. The Company also provides administrative services and receives a maximum annual fee of 0.20% of the Account's average daily net assets.

   b) DEDUCTION OF ANNUAL MAINTENANCE FEE--Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

____________________________________ SA-123 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

 4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2005 were as follows:

                                            PURCHASES       PROCEEDS
SUB-ACCOUNT                                  AT COST       FROM SALES
-----------                               --------------  ------------
AllianceBernstein VP Balanced Wealth
 Strategy Portfolio.....................  $   14,383,137  $    754,413
AllianceBernstein VP Global Research
 Growth Portfolio.......................         830,934        19,325
AllianceBernstein VP International Value
 Portfolio..............................      65,748,272     1,077,318
AllianceBernstein VP Small/Mid Cap Value
 Portfolio..............................       7,363,663       245,778
AllianceBernstein VP Value Portfolio....      34,254,074       308,135
American Funds Global Growth Fund.......       9,551,213     5,243,351
American Funds Growth Fund..............      68,299,508    36,180,747
American Funds Growth-Income Fund.......      60,065,769    39,132,859
American Funds International Fund.......      44,269,420    10,202,769
American Funds Global Small
 Capitalization Fund....................      12,285,903     5,139,835
Fidelity VIP Equity-Income..............      35,252,316       268,856
Fidelity VIP Growth.....................       7,311,901        92,609
Fidelity VIP Contrafund.................      82,705,319       507,294
Fidelity VIP Mid Cap....................      29,536,575       598,278
Fidelity VIP Value Strategies...........       2,762,702       159,435
Franklin Small-Mid Cap Growth Securities
 Fund...................................       7,449,848     6,036,791
Franklin Strategic Income Securities
 Fund...................................      29,523,235     9,829,336
Franklin Mutual Shares Securities
 Fund...................................      26,976,246    16,140,624
Templeton Developing Markets Securities
 Fund...................................       9,234,221     3,331,705
Templeton Growth Securities Fund........      15,924,191     5,358,762
Hartford Advisers HLS Fund..............      17,136,139       771,248
Hartford Total Return Bond HLS Fund.....     145,101,321       766,997
Hartford Dividend and Growth HLS Fund...      74,231,043     1,163,704
Hartford Focus HLS Fund.................         788,944        79,598
Hartford Global Advisers HLS Fund.......       2,700,724       249,398
Hartford Global Leaders HLS Fund........       4,286,375       782,646
Hartford Disciplined Equity HLS Fund....     133,763,378       936,258
Hartford Growth HLS Fund................      13,562,136     2,007,664
Hartford Growth Opportunities HLS
 Fund...................................      19,143,686       758,936
Hartford High Yield HLS Fund............       8,819,943       361,218
Hartford Index HLS Fund.................       7,038,659       401,662
Hartford International Capital
 Appreciation HLS Fund..................      18,055,587     2,672,836
Hartford International Small Company HLS
 Fund...................................       8,286,075       447,878
Hartford International Opportunities HLS
 Fund...................................      31,671,222       651,026
Hartford Money Market HLS Fund..........      38,222,890    17,192,741
Hartford Mortgage Securities HLS Fund...       4,798,690       347,187
Hartford SmallCap Growth HLS Fund.......      29,956,484       707,081
Hartford Stock HLS Fund.................      30,340,532     7,312,352
Hartford U.S. Government Securities HLS
 Fund...................................      54,127,100       590,908
Hartford Value HLS Fund.................       3,654,326       309,380
Hartford Value Opportunities HLS Fund...      14,138,410     2,148,554
Hartford Equity Income HLS Fund.........       9,584,840     1,968,340
Lord Abbett All Value Portfolio.........      13,143,197       357,389
Lord Abbett America's Value Portfolio...       9,122,413       290,275
Lord Abbett Bond-Debenture Portfolio....      12,619,491       541,999
Lord Abbett Growth and Income
 Portfolio..............................      30,465,876       497,081

____________________________________ SA-124 ____________________________________

                                            PURCHASES       PROCEEDS
SUB-ACCOUNT                                  AT COST       FROM SALES
-----------                               --------------  ------------
Lord Abbett Large-Cap Core Portfolio....  $    4,134,235  $    172,165
MFS Capital Opportunities Series........         622,882     1,313,875
MFS Emerging Growth Series..............         885,427     1,832,908
MFS Investors Growth Stock Series.......         921,740     1,383,941
MFS Investors Trust Series..............       6,049,306     5,713,179
MFS Total Return Series.................      51,710,210    23,825,615
Core Plus Fixed Income..................      24,477,033    20,321,667
Emerging Markets Debt...................       3,547,036     2,414,972
Emerging Markets Equity.................      11,386,834     2,684,892
Technology..............................         414,472     2,089,152
High Yield..............................       6,439,693     9,833,820
Mid Cap Growth..........................       5,006,910        77,726
U.S. Mid Cap Value......................      13,300,656    10,122,769
American Opportunities..................       3,711,045    53,363,591
Balanced Growth.........................       5,360,213    17,690,341
Capital Opportunities...................       1,767,082     7,598,462
Developing Growth.......................       2,047,030    12,017,277
Flexible Income.........................       8,221,717    12,876,077
Dividend Growth.........................       8,749,561    73,429,837
Global Equity...........................       1,816,190    15,387,700
Growth..................................      11,299,086     9,736,406
Money Market............................      41,415,383    51,863,248
Utilities...............................       4,073,301    15,848,075
Equally Weighted S&P 500................      29,540,126    35,280,807
Small Company Growth....................       8,331,387       823,249
Global Franchise........................      15,541,081     2,419,107
Equity and Income.......................       6,131,516     2,572,743
Oppenheimer Aggressive Growth Fund......       1,265,852       147,293
Oppenheimer Capital Appreciation Fund...      22,109,087       314,085
Oppenheimer Global Securities Fund......      31,805,830       307,929
Oppenheimer Main Street Fund............       4,480,591       441,221
Oppenheimer Main Street Small Cap
 Fund...................................      29,243,706       204,378
Putnam Diversified Income...............       9,500,477       363,913
Putnam Global Asset Allocation..........       3,247,556        70,695
Putnam Growth and Income................       2,730,427       270,005
Putnam International Equity.............      37,246,350       682,869
Putnam Investors........................       1,153,268        43,081
Putnam New Value........................       6,524,955       115,734
Putnam Small Cap Value..................      31,192,469       201,974
Putnam The George Putnam Fund of
 Boston.................................       4,437,107       210,370
Putnam Vista............................         850,531        28,657
Putnam Voyager..........................       1,252,025       156,796
Enterprise..............................       1,149,591     3,641,401
Growth and Income.......................      49,345,697    15,796,534
Comstock................................      85,438,762     7,151,762
Emerging Growth.........................         518,029       618,674
Aggressive Growth Portfolio.............         525,304        79,383
Government Portfolio....................      14,695,869     1,132,043
Wells Fargo Advantage Asset Allocation
 Fund...................................         450,778         4,050

____________________________________ SA-125 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                            PURCHASES       PROCEEDS
SUB-ACCOUNT                                  AT COST       FROM SALES
-----------                               --------------  ------------
Wells Fargo Advantage Total Return Bond
 Fund...................................  $      315,826  $     44,697
Wells Fargo Advantage Equity Income
 Fund...................................         313,397         4,496
Wells Fargo Advantage C&B Large Cap
 Value Fund.............................         404,937         2,877
Wells Fargo Advantage Large Company Core
 Fund...................................           5,081            15
Wells Fargo Advantage International Core
 Fund...................................         143,190           450
Wells Fargo Advantage Large Company
 Growth Fund............................       1,306,557        12,088
Wells Fargo Advantage Money Market
 Fund...................................          19,394            84
Wells Fargo Advantage Small Cap Growth
 Fund...................................         652,320        10,234
Wells Fargo Advantage Discovery Fund....           1,600            14
Wells Fargo Advantage Multi Cap Value
 Fund...................................          53,362           112
Wells Fargo Advantage Opportunity
 Fund...................................          22,200            77
                                          --------------  ------------
                                          $1,917,791,205  $609,694,168
                                          ==============  ============

 5.  CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2005 were as follows:

                                        UNITS         UNITS     NET INCREASE
SUB-ACCOUNT                             ISSUED      REDEEMED     (DECREASE)
-----------                          ------------  -----------  ------------
AllianceBernstein VP Balanced
 Wealth Strategy Portfolio.........     1,395,011       70,568     1,324,443
AllianceBernstein VP Global
 Research Growth Portfolio.........        73,401        1,457        71,944
AllianceBernstein VP International
 Value Portfolio...................     6,496,815      104,797     6,392,018
AllianceBernstein VP Small/Mid Cap
 Value Portfolio...................       713,813       22,317       691,496
AllianceBernstein VP Value
 Portfolio.........................     3,409,364       33,505     3,375,859
American Funds Global Growth
 Fund..............................     1,059,010      478,053       580,957
American Funds Growth Fund.........     8,399,551    3,436,376     4,963,175
American Funds Growth-Income
 Fund..............................     5,307,563    2,967,112     2,340,451
American Funds International
 Fund..............................     5,133,186      972,831     4,160,355
American Funds Global Small
 Capitalization Fund...............     1,064,892      420,286       644,606
Fidelity VIP Equity-Income.........     3,525,508       28,590     3,496,918
Fidelity VIP Growth................       711,713        8,617       703,096
Fidelity VIP Contrafund............     7,742,570       54,039     7,688,531
Fidelity VIP Mid Cap...............     2,846,840       76,600     2,770,240
Fidelity VIP Value Strategies......       278,370       15,093       263,277
Franklin Small-Mid Cap Growth
 Securities Fund...................     1,296,308      654,380       641,928
Franklin Strategic Income
 Securities Fund...................     1,929,620      646,147     1,283,473
Franklin Mutual Shares Securities
 Fund..............................     2,033,901    1,046,221       987,680
Templeton Developing Markets
 Securities Fund...................       646,764      222,763       424,001
Templeton Growth Securities Fund...     1,340,018      390,345       949,673
Hartford Advisers HLS Fund.........    12,505,547      484,865    12,020,682
Hartford Total Return Bond HLS
 Fund..............................    86,068,226      415,073    85,653,153
Hartford Dividend and Growth HLS
 Fund..............................    49,019,177      647,658    48,371,519
Hartford Focus HLS Fund............       757,092       76,356       680,736
Hartford Global Advisers HLS
 Fund..............................     2,129,023      203,903     1,925,120
Hartford Global Leaders HLS Fund...     2,803,315      477,668     2,325,647
Hartford Disciplined Equity HLS
 Fund..............................   117,717,797      918,954   116,798,843
Hartford Growth HLS Fund...........    10,977,130    1,728,441     9,248,689
Hartford Growth Opportunities HLS
 Fund..............................    13,301,776      460,183    12,841,593
Hartford High Yield HLS Fund.......     6,958,208      243,526     6,714,682
Hartford Index HLS Fund............     6,237,279      325,618     5,911,661

____________________________________ SA-126 ____________________________________

                                        UNITS         UNITS     NET INCREASE
SUB-ACCOUNT                             ISSUED      REDEEMED     (DECREASE)
-----------                          ------------  -----------  ------------
Hartford International Capital
 Appreciation HLS Fund.............    14,506,079    2,229,181    12,276,898
Hartford International Small
 Company HLS Fund..................     4,772,194      276,889     4,495,305
Hartford International
 Opportunities HLS Fund............    27,155,218      522,651    26,632,567
Hartford Money Market HLS Fund.....    30,621,935   13,733,912    16,888,023
Hartford Mortgage Securities HLS
 Fund..............................     3,356,575      259,283     3,097,292
Hartford SmallCap Growth HLS
 Fund..............................    22,054,922      642,442    21,412,480
Hartford Stock HLS Fund............    30,534,495    7,615,691    22,918,804
Hartford U.S. Government Securities
 HLS Fund..........................    50,484,008      642,688    49,841,320
Hartford Value HLS Fund............     3,291,118      253,922     3,037,196
Hartford Value Opportunities HLS
 Fund..............................    10,546,254    1,635,560     8,910,694
Hartford Equity Income HLS Fund....     8,012,294    1,671,107     6,341,187
Lord Abbett All Value Portfolio....     1,295,148       33,971     1,261,177
Lord Abbett America's Value
 Portfolio.........................       874,433       23,409       851,024
Lord Abbett Bond-Debenture
 Portfolio.........................     1,213,108       53,945     1,159,163
Lord Abbett Growth and Income
 Portfolio.........................     2,888,773       43,446     2,845,327
Lord Abbett Large-Cap Core
 Portfolio.........................       397,428       15,350       382,078
MFS Capital Opportunities Series...       104,949      176,621       (71,672)
MFS Emerging Growth Series.........       170,643      315,438      (144,795)
MFS Investors Growth Stock
 Series............................       147,590      187,947       (40,357)
MFS Investors Trust Series.........       738,623      656,543        82,080
MFS Total Return Series............     3,349,695    1,708,273     1,641,422
Core Plus Fixed Income.............     1,627,319    1,439,021       188,298
Emerging Markets Debt..............       153,530      144,868         8,662
Emerging Markets Equity............       979,623      186,405       793,218
Technology.........................       198,065      905,379      (707,314)
High Yield.........................       414,089      980,910      (566,821)
Mid Cap Growth.....................       451,774        6,538       445,236
U.S. Mid Cap Value.................     1,311,843      769,198       542,645
American Opportunities.............       884,325    3,580,937    (2,696,612)
Balanced Growth....................       747,608      971,853      (224,245)
Capital Opportunities..............       529,844    1,162,470      (632,626)
Developing Growth..................       386,142      779,715      (393,573)
Flexible Income....................       654,387    1,120,467      (466,080)
Dividend Growth....................     1,107,297    4,189,972    (3,082,675)
Global Equity......................       459,260    1,270,473      (811,213)
Growth.............................     2,014,580      836,083     1,178,497
Money Market.......................     3,976,841    4,789,130      (812,289)
Utilities..........................       463,795      996,270      (532,475)
Equally Weighted S&P 500...........     2,130,590    1,594,622       535,968
Small Company Growth...............       734,649       72,870       661,779
Global Franchise...................     1,120,806      155,782       965,024
Equity and Income..................       455,345      168,527       286,818
Oppenheimer Aggressive Growth
 Fund..............................       116,593       10,692       105,901
Oppenheimer Capital Appreciation
 Fund..............................     2,168,252       26,082     2,142,170
Oppenheimer Global Securities
 Fund..............................     2,971,811       35,438     2,936,373
Oppenheimer Main Street Fund.......       441,428       41,740       399,688
Oppenheimer Main Street Small Cap
 Fund..............................     2,816,181       20,868     2,795,313
Putnam Diversified Income..........       612,458       24,054       588,404
Putnam Global Asset Allocation.....       146,391        5,891       140,500

____________________________________ SA-127 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                        UNITS         UNITS     NET INCREASE
SUB-ACCOUNT                             ISSUED      REDEEMED     (DECREASE)
-----------                          ------------  -----------  ------------
Putnam Growth and Income...........       105,000       13,608        91,392
Putnam International Equity........     3,034,091       53,676     2,980,415
Putnam Investors...................       136,738        4,073       132,665
Putnam New Value...................       375,126       13,501       361,625
Putnam Small Cap Value.............     1,459,122       15,165     1,443,957
Putnam The George Putnam Fund of
 Boston............................       364,287       15,082       349,205
Putnam Vista.......................        84,022        1,780        82,242
Putnam Voyager.....................        88,074       13,305        74,769
Enterprise.........................       260,247      505,981      (245,734)
Growth and Income..................     3,704,625    1,074,215     2,630,410
Comstock...........................     5,842,216      441,273     5,400,943
Emerging Growth....................        42,793       43,897        (1,104)
Aggressive Growth Portfolio........        47,832        5,996        41,836
Government Portfolio...............     1,441,379      103,382     1,337,997
Wells Fargo Advantage Asset
 Allocation Fund...................       388,007          289       387,718
Wells Fargo Advantage Total Return
 Bond Fund.........................       260,927       23,696       237,231
Wells Fargo Advantage Equity Income
 Fund..............................       266,795        1,694       265,101
Wells Fargo Advantage C&B Large Cap
 Value Fund........................       374,043        1,392       372,651
Wells Fargo Advantage Large Company
 Core Fund.........................         5,244      --              5,244
Wells Fargo Advantage International
 Core Fund.........................       125,060      --            125,060
Wells Fargo Advantage Large Company
 Growth Fund.......................     1,293,623        8,731     1,284,892
Wells Fargo Advantage Money Market
 Fund..............................        19,573      --             19,573
Wells Fargo Advantage Small Cap
 Growth Fund.......................       593,265        7,734       585,531
Wells Fargo Advantage Discovery
 Fund..............................           150      --                150
Wells Fargo Advantage Multi Cap
 Value Fund........................         4,440      --              4,440
Wells Fargo Advantage Opportunity
 Fund..............................         2,207      --              2,207

    The changes in units outstanding for the year ended December 31, 2004 were as follows:

                                        UNITS       UNITS     NET INCREASE
SUB-ACCOUNT                            ISSUED      REDEEMED    (DECREASE)
-----------                          -----------  ----------  ------------
American Funds Global Growth
 Fund..............................    1,977,109     513,564    1,463,545
American Funds Growth Fund.........   14,189,138   2,285,055   11,904,083
American Funds Growth-Income
 Fund..............................   11,077,428   1,990,612    9,086,816
American Funds International
 Fund..............................    4,413,872     575,934    3,837,938
American Funds Global Small
 Capitalization Fund...............    1,314,173     286,645    1,027,528
Franklin Small Cap Fund............    2,287,423     739,450    1,547,973
Franklin Strategic Income
 Securities Fund...................    2,863,048     570,073    2,292,975
Mutual Shares Securities Fund......    3,706,293     676,836    3,029,457
Templeton Developing Markets
 Securities Fund...................      742,685     182,911      559,774
Templeton Growth Securities Fund...    1,573,529     300,549    1,272,980
MFS Capital Opportunities Series...      399,805     325,013       74,792
MFS Emerging Growth Series.........      378,300     282,047       96,253
MFS Investors Growth Stock
 Series............................      347,546     217,027      130,519
MFS Investors Trust Series.........      898,638     292,673      605,965
MFS Total Return Series............    4,843,508   1,120,660    3,722,848
ore Plus Fixed Income..............    3,422,656   2,620,221      802,435
Emerging Markets Debt..............      217,637     168,834       48,803
Emerging Markets Equity............      312,207     244,487       67,720
Technology.........................      755,279     774,817      (19,538)

____________________________________ SA-128 ____________________________________

                                        UNITS       UNITS     NET INCREASE
SUB-ACCOUNT                            ISSUED      REDEEMED    (DECREASE)
-----------                          -----------  ----------  ------------
High Yield.........................      873,793   1,127,982     (254,189)
U.S. Mid Cap Value.................    1,710,493     754,401      956,092
American Opportunities.............    2,803,802   4,752,321   (1,948,519)
Balanced Growth....................    1,494,940   1,256,687      238,253
Capital Opportunities..............      930,196   1,285,607     (355,411)
Developing Growth..................      719,647     792,347      (72,700)
Flexible Income....................    1,160,101   1,405,237     (245,136)
Dividend Growth....................    3,766,140   4,411,465     (645,325)
Global Equity......................    1,409,636   1,369,765       39,871
Growth.............................    1,187,613     769,022      418,591
Money Market.......................    4,902,730   6,796,700   (1,893,970)
Utilities..........................      872,898   1,172,559     (299,661)
Equally Weighted S&P 500...........    3,611,671   1,370,360    2,241,311
Small Company Growth Portfolio.....      260,440       3,439      257,001
Global Franchise...................      627,646      33,717      593,929
Equity and Income..................    1,174,828     100,144    1,074,684
Enterprise.........................      246,902     612,707     (365,805)
Growth and Income..................    3,877,511     554,166    3,323,345
Comstock...........................    3,663,685     194,702    3,468,983
Emerging Growth....................      231,997      32,624      199,373
Aggressive Growth Portfolio........       50,018       1,197       48,821
Government Portfolio...............      500,200      10,408      489,792

 6.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Sub-Account has outstanding units.

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
ALLIANCEBERNSTEIN VP BALANCED WEALTH STRATEGY PORTFOLIO
  2005  Lowest contract charges           16,112   $10.714409   $      172,629    0.74%       0.02%        9.88%
        Highest contract charges          10,304    10.562816          108,842    2.39%     --             8.64%
        Remaining contract
        charges                        1,298,027      --            13,792,468    --        --           --
ALLIANCEBERNSTEIN VP GLOBAL RESEARCH GROWTH PORTFOLIO
  2005  Lowest contract charges              612    12.029861            7,365    0.74%     --            20.30%
        Highest contract charges           1,096    11.898589           13,036    2.37%     --            18.99%
        Remaining contract
        charges                           70,236      --               839,634    --        --           --
ALLIANCEBERNSTEIN VP INTERNATIONAL VALUE PORTFOLIO
  2005  Lowest contract charges           41,025    11.117122          456,085    0.73%       0.03%       19.17%
        Highest contract charges         219,921    10.964475        2,411,322    2.34%       0.10%       17.87%
        Remaining contract
        charges                        6,131,072      --            67,611,164    --        --           --
ALLIANCEBERNSTEIN VP SMALL/MID CAP VALUE PORTFOLIO
  2005  Lowest contract charges           21,935    10.621426          232,986    0.73%       0.20%       12.68%
        Highest contract charges          33,785    10.475556          353,920    2.31%     --            11.45%
        Remaining contract
        charges                          635,776      --             6,700,087    --        --           --

____________________________________ SA-129 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
ALLIANCEBERNSTEIN VP VALUE PORTFOLIO
  2005  Lowest contract charges           31,649   $10.366270   $      328,087    0.73%       0.51%        7.53%
        Highest contract charges         118,588    10.223888        1,212,432    2.34%       0.19%        6.35%
        Remaining contract
        charges                        3,225,622      --            33,174,021    --        --           --
AMERICAN FUNDS GLOBAL GROWTH FUND
  2005  Lowest contract charges          199,235     1.401769          279,282    1.29%       0.68%       12.60%
        Highest contract charges         129,547     9.083466        1,176,735    2.58%       0.63%       11.15%
        Remaining contract
        charges                        6,170,967      --            63,187,013    --        --           --
  2004  Lowest contract charges          168,147     1.244884          209,323    1.29%       0.47%       12.02%
        Highest contract charges          82,862     8.172367          677,180    2.58%       0.48%       10.58%
        Remaining contract
        charges                        5,667,783      --            51,924,244    --        --           --
  2003  Lowest contract charges           18,849     1.111293           20,947    1.30%       0.41%       33.53%
        Highest contract charges          25,084     7.390785          185,390    1.62%       0.09%       29.08%
        Remaining contract
        charges                        4,411,315      --            34,917,811    --        --           --
  2002  Lowest contract charges           18,849     0.832247           15,687    0.93%     --           (16.78)%
        Highest contract charges          85,435     5.594295          477,950    0.90%     --             1.05%
        Remaining contract
        charges                        2,698,346      --            15,672,452    --        --           --
  2001  Lowest contract charges          109,993     9.460575        1,040,593    0.91%       0.66%      (12.58)%
        Highest contract charges         197,466     6.685952        1,320,245    1.64%       0.53%      (20.30)%
        Remaining contract
        charges                          973,609      --             6,560,445    --        --           --
AMERICAN FUNDS GROWTH FUND
  2005  Lowest contract charges        1,745,083     1.281399        2,236,147    1.29%       0.76%       14.69%
        Highest contract charges       1,369,233     8.852411       12,121,011    2.59%       0.76%       13.21%
        Remaining contract
        charges                       45,824,909      --           461,536,271    --        --           --
  2004  Lowest contract charges        1,184,708     1.117260        1,323,627    1.29%       0.24%       11.04%
        Highest contract charges         961,708     7.819403        7,519,980    2.57%       0.32%        9.61%
        Remaining contract
        charges                       41,829,634      --           372,627,630    --        --           --
  2003  Lowest contract charges          426,080     1.006145          428,698    1.29%       0.16%       35.04%
        Highest contract charges         446,466     7.133854        3,185,023    1.62%       0.24%       24.34%
        Remaining contract
        charges                       31,199,420      --           244,162,432    --        --           --
  2002  Lowest contract charges          137,970     0.745063          102,796    0.95%       0.09%      (25.49)%
        Highest contract charges         317,376     5.339327        1,694,573    0.90%       0.08%       (0.02)%
        Remaining contract
        charges                       16,487,696      --            92,121,776    --        --           --
  2001  Lowest contract charges          676,086    10.407808        7,036,569    0.91%       0.29%      (14.92)%
        Highest contract charges         995,095     7.210458        7,175,089    1.65%       0.29%      (24.27)%
        Remaining contract
        charges                        5,012,451      --            36,395,998    --        --           --

____________________________________ SA-130 ____________________________________

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
AMERICAN FUNDS GROWTH-INCOME FUND
  2005  Lowest contract charges        1,737,353   $ 1.174773   $    2,040,996    1.29%       1.44%        4.47%
        Highest contract charges         679,018    12.063035        8,191,019    2.59%       1.53%        3.12%
        Remaining contract
        charges                       35,939,297      --           439,631,660    --        --           --
  2004  Lowest contract charges        1,227,457     1.124557        1,380,346    1.29%       1.12%        8.95%
        Highest contract charges         427,197    11.698456        4,997,550    2.57%       1.66%        7.54%
        Remaining contract
        charges                       34,360,563      --           405,160,831    --        --           --
  2003  Lowest contract charges          477,485     1.032179          492,850    1.29%       1.38%       30.72%
        Highest contract charges         315,316    10.878053        3,430,020    1.63%       1.89%       24.33%
        Remaining contract
        charges                       26,135,600      --           285,774,226    --        --           --
  2002  Lowest contract charges          148,384     0.789623          117,167    0.95%       2.84%      (21.04)%
        Highest contract charges         298,403     8.411031        2,509,879    0.90%       2.54%       (3.48)%
        Remaining contract
        charges                       14,351,246      --           121,056,489    --        --           --
  2001  Lowest contract charges          926,926    10.325741        9,571,196    0.91%       0.90%       (3.43)%
        Highest contract charges         773,686    10.508474        8,130,264    1.64%       1.10%       (3.20)%
        Remaining contract
        charges                        3,793,305      --            39,973,908    --        --           --
AMERICAN FUNDS INTERNATIONAL FUND
  2005  Lowest contract charges          799,484     1.520816        1,215,868    1.29%       1.73%       19.94%
        Highest contract charges         576,023     9.317239        5,366,943    2.58%       1.74%       18.39%
        Remaining contract
        charges                       12,207,078      --           132,004,461    --        --           --
  2004  Lowest contract charges          355,702     1.268031          451,041    1.30%       1.66%       17.78%
        Highest contract charges         354,898     7.870167        2,793,105    2.57%       2.60%       16.26%
        Remaining contract
        charges                        8,711,630      --            79,739,908    --        --           --
  2003  Lowest contract charges          208,459     1.076631          224,434    1.28%       3.10%       33.11%
        Highest contract charges          53,994     6.769614          365,518    1.62%       3.47%       33.99%
        Remaining contract
        charges                        5,321,839      --            39,658,250    --        --           --
  2002  Lowest contract charges          263,374     7.475572        1,968,869    1.40%       1.70%      (16.03)%
        Highest contract charges          53,685     5.140169          275,950    0.90%       2.26%       (2.92)%
        Remaining contract
        charges                        2,641,271      --            13,696,250    --        --           --
  2001  Lowest contract charges           80,272     8.902426          714,615    0.90%       0.32%      (16.49)%
        Highest contract charges         247,356     6.157966        1,523,207    1.66%       0.74%      (24.02)%
        Remaining contract
        charges                        1,185,261      --             7,343,937    --        --           --
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND
  2005  Lowest contract charges           38,207     1.684898           64,375    1.29%       1.17%       23.73%
        Highest contract charges         111,899    12.070920        1,350,729    2.58%       0.94%       22.14%
        Remaining contract
        charges                        3,322,590      --            45,855,243    --        --           --
  2004  Lowest contract charges           44,145     1.361722           60,113    1.28%     --            19.32%
        Highest contract charges          57,840     9.883142          571,644    2.58%     --            17.78%
        Remaining contract
        charges                        2,726,105      --            30,763,149    --        --           --
  2003  Lowest contract charges          136,573    11.782892        1,609,229    1.39%       0.44%       51.40%
        Highest contract charges          14,240     8.391207          119,492    1.64%       0.08%       46.12%
        Remaining contract
        charges                        1,649,749      --            14,927,804    --        --           --
  2002  Lowest contract charges           68,860     7.782819          535,926    1.40%       0.70%      (20.18)%
        Highest contract charges          12,731     5.596339           71,246    0.91%     --            (5.33)%
        Remaining contract
        charges                          729,301      --             4,110,294    --        --           --
  2001  Lowest contract charges           23,884     9.750312          232,872    0.89%       0.64%       (8.93)%
        Highest contract charges          55,629     7.053114          392,358    1.62%       0.33%      (18.01)%
        Remaining contract
        charges                          269,874      --             1,912,900    --        --           --

____________________________________ SA-131 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
FIDELITY VIP EQUITY-INCOME
  2005  Lowest contract charges           30,866   $10.452282   $      322,621    0.73%     --             9.37%
        Highest contract charges           2,965    10.304441           30,550    2.42%     --             8.14%
        Remaining contract
        charges                        3,463,087      --            35,903,843    --        --           --
FIDELITY VIP GROWTH
  2005  Lowest contract charges            4,441    10.702519           47,533    0.73%     --            11.87%
        Highest contract charges           1,936    10.551172           20,432    2.42%     --            10.61%
        Remaining contract
        charges                          696,719      --             7,397,708    --        --           --
FIDELITY VIP CONTRAFUND
  2005  Lowest contract charges          285,180    11.401061        3,251,358    0.73%     --            19.05%
        Highest contract charges          18,679    11.239872          209,950    2.40%     --            17.72%
        Remaining contract
        charges                        7,384,672      --            83,495,754    --        --           --
FIDELITY VIP MID CAP
  2005  Lowest contract charges           90,564    11.255439        1,019,337    0.73%     --            20.62%
        Highest contract charges           4,189    11.096304           46,478    2.41%     --            19.27%
        Remaining contract
        charges                        2,675,487      --            29,850,520    --        --           --
FIDELITY VIP VALUE STRATEGIES
  2005  Lowest contract charges            3,237    10.475321           33,906    0.74%     --            16.84%
        Highest contract charges           1,979    10.327175           20,439    2.42%     --            15.52%
        Remaining contract
        charges                          258,061      --             2,677,441    --        --           --
FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND
  2005  Lowest contract charges          600,907     1.105640          664,387    1.29%     --             3.43%
        Highest contract charges         129,054     6.952213          897,212    2.59%     --             2.10%
        Remaining contract
        charges                        6,554,748      --            54,287,277    --        --           --
  2004  Lowest contract charges          314,240     1.068933          335,901    1.29%     --            10.04%
        Highest contract charges          85,472     6.809347          582,006    2.57%     --             8.61%
        Remaining contract
        charges                        6,243,069      --            50,917,790    --        --           --
  2003  Lowest contract charges           95,725     0.971452           92,992    1.28%     --            35.48%
        Highest contract charges          68,641     6.269322          430,335    1.62%     --            30.99%
        Remaining contract
        charges                        4,930,443      --            35,544,806    --        --           --
  2002  Lowest contract charges           13,217     0.717070            9,478    0.96%       0.35%      (28.29)%
        Highest contract charges          61,901     4.677277          289,529    0.90%     --            (1.39)%
        Remaining contract
        charges                        2,878,461      --            14,793,421    --        --           --
  2001  Lowest contract charges          164,036    11.700482        1,919,301    0.89%       0.07%       (7.17)%
        Highest contract charges         189,123     6.691001        1,265,419    1.63%       0.25%      (21.16)%
        Remaining contract
        charges                        1,027,814      --             7,008,176    --        --           --

____________________________________ SA-132 ____________________________________

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
FRANKLIN STRATEGIC INCOME SECURITIES FUND
  2005  Lowest contract charges          160,836   $ 1.331024   $      214,077    1.29%       4.57%        0.42%
        Highest contract charges         156,212    13.389254        2,091,564    2.59%       4.53%       (0.88)%
        Remaining contract
        charges                        6,689,982      --            92,779,178    --        --           --
  2004  Lowest contract charges           97,713     1.325500          129,518    1.29%       4.17%        8.59%
        Highest contract charges          87,320    13.508186        1,179,531    2.56%       2.29%        7.19%
        Remaining contract
        charges                        5,538,524      --            77,172,647    --        --           --
  2003  Lowest contract charges          326,464    13.368091        4,364,199    1.40%       2.63%       18.68%
        Highest contract charges          40,472    12.601986          510,028    1.60%       0.13%        8.65%
        Remaining contract
        charges                        3,063,647      --            39,282,747    --        --           --
  2002  Lowest contract charges          180,195    11.263607        2,029,641    1.39%       0.05%        3.66%
        Highest contract charges          46,024    10.721323          493,437    0.90%     --             7.93%
        Remaining contract
        charges                        1,289,738      --            13,918,721    --        --           --
  2001  Lowest contract charges           46,406    10.866369          504,265    0.91%       7.36%        1.08%
        Highest contract charges          83,375    10.405101          867,521    1.63%      13.29%       (0.96)%
        Remaining contract
        charges                          514,642      --             5,373,440    --        --           --
FRANKLIN MUTUAL SHARES SECURITIES FUND
  2005  Lowest contract charges          317,568     1.280557          406,664    1.29%       0.87%        9.13%
        Highest contract charges         261,129    14.243479        3,719,389    2.59%       0.87%        7.72%
        Remaining contract
        charges                       11,681,772      --           169,827,469    --        --           --
  2004  Lowest contract charges          238,827     1.173480          280,259    1.30%       0.78%       11.18%
        Highest contract charges         174,975    13.223137        2,313,716    2.57%       0.57%        9.74%
        Remaining contract
        charges                       10,858,987      --           145,834,221    --        --           --
  2003  Lowest contract charges          107,854     1.055500          113,840    1.30%       1.01%       23.53%
        Highest contract charges         158,853    12.049362        1,914,073    1.63%       0.16%       19.24%
        Remaining contract
        charges                        7,976,625      --            97,317,549    --        --           --
  2002  Lowest contract charges           57,085     0.854437           48,775    0.94%     --           (14.56)%
        Highest contract charges          85,643     9.858614          844,317    0.90%     --            (2.86)%
        Remaining contract
        charges                        4,456,427      --            44,275,902    --        --           --
  2001  Lowest contract charges          315,610    11.547491        3,644,503    0.91%       0.39%       (1.70)%
        Highest contract charges         246,713    11.404650        2,813,678    1.64%       1.00%        0.10%
        Remaining contract
        charges                          839,615      --             9,605,769    --        --           --
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
  2005  Lowest contract charges           47,487     2.114912          100,431    1.29%       1.38%       26.11%
        Highest contract charges          45,705    16.513159          754,739    2.58%       1.31%       24.48%
        Remaining contract
        charges                        1,654,761      --            27,784,093    --        --           --
  2004  Lowest contract charges           27,359     1.677055           45,882    1.29%       3.17%       23.22%
        Highest contract charges          22,441    13.265566          297,695    2.57%       0.78%       21.63%
        Remaining contract
        charges                        1,274,152      --            17,017,223    --        --           --
  2003  Lowest contract charges          150,240    10.480643        1,574,610    1.39%       0.79%       51.60%
        Highest contract charges           5,191    10.906370           56,613    1.60%     --            44.19%
        Remaining contract
        charges                          608,747      --             6,597,380    --        --           --
  2002  Lowest contract charges           65,290     6.913177          451,363    1.39%       2.32%       (1.35)%
        Highest contract charges           1,403     7.263821           10,189    0.86%     --            (0.71)%
        Remaining contract
        charges                          290,384      --             2,112,215    --        --           --
  2001  Lowest contract charges            9,029     7.008039           63,275    0.91%     --            (5.70)%
        Highest contract charges          14,256     7.407614          105,606    1.67%       1.90%      (16.77)%
        Remaining contract
        charges                           43,400      --               321,495    --        --           --

____________________________________ SA-133 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
TEMPLETON GROWTH SECURITIES FUND
  2005  Lowest contract charges           49,436   $ 1.253557   $       61,970    1.29%       1.24%        7.46%
        Highest contract charges         142,256    12.223467        1,738,859    2.58%       1.05%        6.07%
        Remaining contract
        charges                        4,479,213      --            56,914,462    --        --           --
  2004  Lowest contract charges           20,693     1.166563           24,140    1.30%       1.17%       14.53%
        Highest contract charges          71,355    11.523966          822,290    2.57%       1.07%       13.05%
        Remaining contract
        charges                        3,629,184      --            43,226,341    --        --           --
  2003  Lowest contract charges           20,232     1.018575           20,607    1.26%     --            30.43%
        Highest contract charges          44,570    10.193782          454,340    1.63%       0.02%       30.14%
        Remaining contract
        charges                        2,383,449      --            24,825,655    --        --           --
  2002  Lowest contract charges          163,728     8.311222        1,360,778    1.40%       2.36%      (19.62)%
        Highest contract charges          39,522     7.899306          312,195    0.91%     --            (8.87)%
        Remaining contract
        charges                          902,661      --             7,173,601    --        --           --
  2001  Lowest contract charges           74,680    10.340363          772,223    0.90%       1.55%       (2.87)%
        Highest contract charges          66,029     9.886814          652,816    1.63%       1.42%       (3.68)%
        Remaining contract
        charges                          249,125      --             2,475,980    --        --           --
HARTFORD ADVISERS HLS FUND
  2005  Lowest contract charges          273,427     1.102727          301,515    0.74%       5.92%        8.52%
        Highest contract charges         124,508     1.081514          134,657    2.38%       5.14%        7.29%
        Remaining contract
        charges                       11,622,747      --            15,285,454    --        --           --
HARTFORD TOTAL RETURN BOND HLS FUND
  2005  Lowest contract charges        2,516,563     1.475829        3,714,017    0.73%      15.72%        0.94%
        Highest contract charges          65,510     1.454940           95,313    2.37%      15.26%       (0.20)%
        Remaining contract
        charges                       83,071,080      --           134,902,882    --        --           --
HARTFORD DIVIDEND AND GROWTH HLS FUND
  2005  Lowest contract charges        2,445,544     1.388704        3,396,137    0.73%       5.36%        8.05%
        Highest contract charges          11,814     1.286401           15,197    2.40%       4.07%        6.84%
        Remaining contract
        charges                       45,914,161      --            68,572,282    --        --           --
HARTFORD FOCUS HLS FUND
  2005  Lowest contract charges            2,751     1.092528            3,005    0.74%       5.76%       13.56%
        Highest contract charges          95,134     1.040393           98,977    2.34%       2.90%       12.32%
        Remaining contract
        charges                          582,851      --               619,206    --        --           --
HARTFORD GLOBAL ADVISERS HLS FUND
  2005  Lowest contract charges          314,518     1.205504          379,152    0.74%       6.86%        8.24%
        Highest contract charges          18,988     1.193690           22,666    2.36%       5.77%        7.05%
        Remaining contract
        charges                        1,591,614      --             2,085,375    --        --           --
HARTFORD GLOBAL LEADERS HLS FUND
  2005  Lowest contract charges          177,361     1.266039          224,545    0.73%       1.78%       13.45%
        Highest contract charges          84,055     1.248662          104,956    2.35%       2.47%       12.21%
        Remaining contract
        charges                        2,064,231      --             3,383,571    --        --           --
HARTFORD DISCIPLINED EQUITY HLS FUND
  2005  Lowest contract charges          265,850     1.066732          283,590    0.73%       3.31%        9.40%
        Highest contract charges       4,391,111     1.052077        4,619,787    2.35%       2.70%        8.20%
        Remaining contract
        charges                      112,141,882      --           130,024,207    --        --           --

____________________________________ SA-134 ____________________________________

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
HARTFORD GROWTH HLS FUND
  2005  Lowest contract charges          930,365   $ 1.309557   $    1,218,366    0.73%     --            13.12%
        Highest contract charges             836     1.256062            1,050    2.51%     --            11.84%
        Remaining contract
        charges                        8,317,488      --            10,610,627    --        --           --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  2005  Lowest contract charges          105,838     1.468754          155,451    0.74%       0.54%       25.39%
        Highest contract charges          30,703     1.408825           43,255    2.41%       0.53%       23.98%
        Remaining contract
        charges                       12,705,052      --            18,343,223    --        --           --
HARTFORD HIGH YIELD HLS FUND
  2005  Lowest contract charges          124,508     1.259370          156,802    0.73%       6.15%        4.70%
        Highest contract charges          28,409     1.250060           35,513    2.39%     --             3.53%
        Remaining contract
        charges                        6,561,765      --             8,325,071    --        --           --
HARTFORD INDEX HLS FUND
  2005  Lowest contract charges          140,097     0.984953          137,989    0.74%       4.40%        7.98%
        Highest contract charges         589,608     1.006357          593,356    2.36%       7.02%        6.80%
        Remaining contract
        charges                        5,181,956      --             5,993,290    --        --           --
HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
  2005  Lowest contract charges          995,789     1.366664        1,360,909    0.73%       2.65%       15.40%
        Highest contract charges         420,501     1.301496          547,280    2.34%       2.27%       14.14%
        Remaining contract
        charges                       10,860,608      --            14,357,510    --        --           --
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  2005  Lowest contract charges           76,520     1.822914          139,489    0.73%       5.39%       18.53%
        Highest contract charges         169,863     1.735984          294,880    2.30%      12.09%       17.24%
        Remaining contract
        charges                        4,248,922      --             7,443,343    --        --           --
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  2005  Lowest contract charges          427,240     1.130783          483,116    0.74%     --            17.26%
        Highest contract charges       1,048,806     1.131293        1,186,507    2.35%     --            15.98%
        Remaining contract
        charges                       25,156,521      --            31,777,640    --        --           --
HARTFORD MONEY MARKET HLS FUND
  2005  Lowest contract charges          588,918     1.117034          657,842    0.70%       3.52%        1.61%
        Highest contract charges          29,439     0.992855           29,228    2.41%       2.92%        0.47%
        Remaining contract
        charges                       16,269,666      --            20,343,274    --        --           --
HARTFORD MORTGAGE SECURITIES HLS FUND
  2005  Lowest contract charges           23,182     1.331509           30,867    0.73%       2.74%        0.84%
        Highest contract charges          21,544     1.274155           27,451    2.39%     --            (0.29)%
        Remaining contract
        charges                        3,052,566      --             4,403,065    --        --           --
HARTFORD SMALLCAP GROWTH HLS FUND
  2005  Lowest contract charges          214,855     1.369036          294,144    0.73%       1.13%       17.77%
        Highest contract charges          27,955     1.313122           36,709    2.41%       0.96%       16.45%
        Remaining contract
        charges                       21,169,670      --            28,289,687    --        --           --
HARTFORD STOCK HLS FUND
  2005  Lowest contract charges          271,087     0.959768          260,181    0.74%       3.58%       12.41%
        Highest contract charges          39,096     0.973451           38,058    2.40%       7.06%       11.15%
        Remaining contract
        charges                       22,608,621      --            24,078,988    --        --           --

____________________________________ SA-135 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
  2005  Lowest contract charges          355,989   $ 1.107461   $      394,244    0.73%       0.17%        0.46%
        Highest contract charges          86,891     1.062245           92,299    2.37%     --            (0.67)%
        Remaining contract
        charges                       49,398,440      --            53,131,761    --        --           --
HARTFORD VALUE HLS FUND
  2005  Lowest contract charges           45,810     1.151031           52,729    0.73%       9.09%        8.14%
        Highest contract charges           2,602     1.096902            2,854    2.15%     --             6.93%
        Remaining contract
        charges                        2,988,784      --             3,325,403    --        --           --
HARTFORD VALUE OPPORTUNITIES HLS FUND
  2005  Lowest contract charges          368,684     1.420752          523,809    0.73%       2.89%       12.64%
        Highest contract charges          21,512     1.362775           29,316    2.41%       2.22%       11.37%
        Remaining contract
        charges                        8,520,498      --            11,861,959    --        --           --
HARTFORD EQUITY INCOME HLS FUND
  2005  Lowest contract charges        1,100,730     1.211673        1,333,725    0.73%       5.61%        4.59%
        Highest contract charges          76,478     1.180208           90,259    2.35%       4.42%        3.45%
        Remaining contract
        charges                        5,163,979      --             6,170,867    --        --           --
LORD ABBETT ALL VALUE PORTFOLIO
  2005  Lowest contract charges          211,137    10.612875        2,240,775    0.73%       1.14%       11.45%
        Highest contract charges             722    10.462724            7,557    2.38%       0.84%       10.20%
        Remaining contract
        charges                        1,049,318      --            11,045,528    --        --           --
LORD ABBETT AMERICA'S VALUE PORTFOLIO
  2005  Lowest contract charges          219,943    10.283680        2,261,825    0.73%       7.33%        6.50%
        Highest contract charges           8,907    10.142435           90,343    2.33%       6.81%        5.34%
        Remaining contract
        charges                          622,174      --             6,359,570    --        --           --
LORD ABBETT BOND-DEBENTURE PORTFOLIO
  2005  Lowest contract charges          192,617    10.017399        1,929,524    0.73%      16.70%        4.62%
        Highest contract charges           1,148     9.875645           11,339    2.37%      28.38%        3.45%
        Remaining contract
        charges                          965,398      --             9,603,601    --        --           --
LORD ABBETT GROWTH AND INCOME PORTFOLIO
  2005  Lowest contract charges          218,817    10.271292        2,247,530    0.73%       3.16%        7.03%
        Highest contract charges             366    10.125948            3,704    1.36%     --             5.82%
        Remaining contract
        charges                        2,626,144      --            26,771,660    --        --           --
LORD ABBETT LARGE-CAP CORE PORTFOLIO
  2005  Lowest contract charges           98,962    10.641404        1,053,094    0.73%       0.75%        6.41%
        Highest contract charges              87    10.521696              917    2.46%       0.37%        5.22%
        Remaining contract
        charges                          283,029      --             2,993,465    --        --           --

____________________________________ SA-136 ____________________________________

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
MFS CAPITAL OPPORTUNITIES SERIES
  2005  Lowest contract charges           54,465   $ 0.987187   $       53,767    1.30%       0.75%        0.37%
        Highest contract charges          11,180     6.086183           68,042    2.59%       0.75%       (0.92)%
        Remaining contract
        charges                        1,375,299      --             9,098,326    --        --           --
  2004  Lowest contract charges           41,892     0.983525           41,202    1.30%       0.30%       11.01%
        Highest contract charges          10,498     6.142949           64,490    2.59%       0.43%        9.58%
        Remaining contract
        charges                        1,460,226      --             9,725,673    --        --           --
  2003  Lowest contract charges           24,224     0.885965           21,461    1.29%       0.19%       25.74%
        Highest contract charges           4,483     5.606041           25,133    1.63%     --            19.37%
        Remaining contract
        charges                        1,409,118      --             8,394,396    --        --           --
  2002  Lowest contract charges           11,669     0.704576            8,222    0.96%     --           (29.54)%
        Highest contract charges          13,993     4.506101           63,056    0.91%     --            (4.04)%
        Remaining contract
        charges                        1,224,035      --             5,672,612    --        --           --
  2001  Lowest contract charges          123,094     8.758679        1,078,138    0.92%     --           (19.51)%
        Highest contract charges         263,714     6.538357        1,724,255    1.65%     --           (30.71)%
        Remaining contract
        charges                          705,882      --             4,643,973    --        --           --
MFS EMERGING GROWTH SERIES
  2005  Lowest contract charges           28,806     1.070477           30,836    1.29%     --             7.78%
        Highest contract charges          61,057     5.160816          315,106    2.59%     --             6.39%
        Remaining contract
        charges                        1,849,177      --            10,463,520    --        --           --
  2004  Lowest contract charges           13,538     0.993214           13,446    1.30%     --            11.50%
        Highest contract charges          53,385     4.850916          258,968    2.57%     --            10.06%
        Remaining contract
        charges                        2,016,912      --            10,589,885    --        --           --
  2003  Lowest contract charges           11,368     0.890764           10,126    1.30%     --            28.55%
        Highest contract charges           5,293     4.407523           23,327    1.63%     --            19.01%
        Remaining contract
        charges                        1,970,921      --             9,219,570    --        --           --
  2002  Lowest contract charges           11,368     0.692952            7,878    0.96%     --           (30.71)%
        Highest contract charges          16,281     3.465490           56,421    0.90%     --            (5.14)%
        Remaining contract
        charges                        1,519,444      --             5,416,506    --        --           --
  2001  Lowest contract charges           52,345     8.018392          419,723    0.91%     --           (18.33)%
        Highest contract charges         297,534     5.337510        1,588,092    1.64%     --           (31.18)%
        Remaining contract
        charges                          898,922      --             4,818,536    --        --           --
MFS INVESTORS GROWTH STOCK SERIES
  2005  Lowest contract charges            5,430     0.993086            5,392    1.29%       0.39%        3.14%
        Highest contract charges          12,841     6.144286           78,898    2.58%       0.32%        1.81%
        Remaining contract
        charges                        1,324,440      --             8,713,830    --        --           --
  2004  Lowest contract charges            6,406     0.962851            6,168    1.30%     --             7.78%
        Highest contract charges          11,018     6.035213           66,497    2.59%     --             6.38%
        Remaining contract
        charges                        1,365,644      --             8,825,246    --        --           --
  2003  Lowest contract charges           18,452     0.893385           16,484    1.28%     --            21.44%
        Highest contract charges          15,728     5.673119           89,227    1.62%     --            14.24%
        Remaining contract
        charges                        1,218,367      --             7,391,624    --        --           --
  2002  Lowest contract charges           73,111     5.943046          434,503    1.40%     --           (28.54)%
        Highest contract charges          12,484     4.721818           58,946    0.91%     --            (5.97)%
        Remaining contract
        charges                          682,697      --             3,255,502    --        --           --
  2001  Lowest contract charges           68,237     8.316955          567,527    0.91%     --           (14.27)%
        Highest contract charges          76,239     6.647555          506,803    1.67%       0.06%      (26.78)%
        Remaining contract
        charges                          439,147      --             2,931,975    --        --           --

____________________________________ SA-137 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
MFS INVESTORS TRUST SERIES
  2005  Lowest contract charges           32,008   $ 1.096187   $       35,087    1.30%       0.56%        5.93%
        Highest contract charges          57,289     8.528364          488,583    2.58%       0.48%        4.56%
        Remaining contract
        charges                        2,655,349      --            23,081,261    --        --           --
  2004  Lowest contract charges           34,461     1.034845           35,661    1.30%       0.61%        9.92%
        Highest contract charges          28,540     8.156435          232,783    2.53%       0.14%        8.50%
        Remaining contract
        charges                        2,599,565      --            21,515,221    --        --           --
  2003  Lowest contract charges           23,640     0.941477           22,257    1.29%     --            20.57%
        Highest contract charges           4,385     7.517602           32,966    1.60%     --            16.14%
        Remaining contract
        charges                        2,028,576      --            15,413,211    --        --           --
  2002  Lowest contract charges           85,908     6.336303          544,340    1.40%       0.62%      (22.06)%
        Highest contract charges           8,913     6.301877           56,172    0.92%     --            (3.92)%
        Remaining contract
        charges                        1,090,524      --             6,914,722    --        --           --
  2001  Lowest contract charges           59,473     8.130073          483,519    0.91%     --           (11.48)%
        Highest contract charges          80,011     8.134396          650,842    1.66%       0.27%      (16.66)%
        Remaining contract
        charges                          558,379      --             4,555,315    --        --           --
MFS TOTAL RETURN SERIES
  2005  Lowest contract charges          332,578     1.170452          389,266    1.30%       2.06%        1.49%
        Highest contract charges         331,524    12.580684        4,170,798    2.59%       1.91%        0.18%
        Remaining contract
        charges                       17,558,165      --           224,123,127    --        --           --
  2004  Lowest contract charges          275,820     1.153245          318,088    1.30%       1.64%        9.88%
        Highest contract charges         217,516    12.557976        2,731,557    2.57%       0.55%        8.47%
        Remaining contract
        charges                       16,087,509      --           204,273,585    --        --           --
  2003  Lowest contract charges          229,110     1.049521          240,456    1.29%       1.66%       14.82%
        Highest contract charges         149,925    11.577974        1,735,832    1.63%     --            11.85%
        Remaining contract
        charges                       12,478,962      --           145,922,447    --        --           --
  2002  Lowest contract charges           53,636     0.914052           49,026    0.94%     --            (8.60)%
        Highest contract charges         111,922    10.191712        1,140,679    0.90%     --             0.13%
        Remaining contract
        charges                        7,267,367      --            74,490,608    --        --           --
  2001  Lowest contract charges          458,834    10.970528        5,033,647    0.91%     --            (2.04)%
        Highest contract charges         471,737    10.964006        5,172,132    1.64%       0.66%       (1.04)%
        Remaining contract
        charges                        1,575,675      --            17,325,761    --        --           --
CORE PLUS FIXED INCOME
  2005  Lowest contract charges        1,129,598     1.163384        1,314,156    1.30%       3.55%        2.87%
        Highest contract charges         110,382    13.026094        1,437,853    2.59%       3.55%        1.54%
        Remaining contract
        charges                       10,686,384      --           142,781,370    --        --           --
  2004  Lowest contract charges          983,600     1.130940        1,112,392    1.30%       4.53%        3.02%
        Highest contract charges          65,379    12.828577          838,716    2.57%       3.27%        1.69%
        Remaining contract
        charges                       10,689,087      --           139,686,101    --        --           --
  2003  Lowest contract charges          616,339     1.097784          676,607    1.30%       0.08%        3.29%
        Highest contract charges          35,596    12.615510          449,061    1.62%       0.03%        0.76%
        Remaining contract
        charges                       10,283,696      --           131,172,611    --        --           --
  2002  Lowest contract charges          678,621     1.062849          721,272    0.95%      11.51%        6.29%
        Highest contract charges          82,483    12.409220        1,023,545    0.89%      10.04%        2.60%
        Remaining contract
        charges                        8,483,980      --           105,237,542    --        --           --
  2001  Lowest contract charges        1,859,998    11.885531       22,107,065    1.37%       6.77%        7.80%
        Highest contract charges         256,447    11.795226        3,024,850    1.64%      10.10%        5.86%
        Remaining contract
        charges                        1,576,501      --            18,313,456    --        --           --

____________________________________ SA-138 ____________________________________

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
EMERGING MARKETS DEBT
  2005  Lowest contract charges           21,642   $ 1.551646   $       33,580    1.29%       5.64%       10.80%
        Highest contract charges           9,482    19.727481          187,062    2.59%       7.56%        9.37%
        Remaining contract
        charges                          673,492      --            12,239,295    --        --           --
  2004  Lowest contract charges           21,502     1.400388           30,111    1.30%       6.93%        8.64%
        Highest contract charges           7,468    18.037236          134,699    2.58%       9.11%        7.24%
        Remaining contract
        charges                          666,984      --            10,893,914    --        --           --
  2003  Lowest contract charges           18,776     1.289007           24,203    1.29%     --            26.22%
        Highest contract charges           1,567    16.819741           26,353    1.58%     --            12.57%
        Remaining contract
        charges                          626,810      --             9,410,696    --        --           --
  2002  Lowest contract charges            2,144     1.021279            2,190    0.97%      28.37%        2.13%
        Highest contract charges           2,284    13.541581           30,929    0.88%      23.48%       13.28%
        Remaining contract
        charges                          423,432      --             4,890,797    --        --           --
  2001  Lowest contract charges          231,531    10.273568        2,378,649    1.38%       8.88%        8.57%
        Highest contract charges           5,129    12.648127           64,877    1.62%      28.52%        5.34%
        Remaining contract
        charges                          113,197      --             1,270,363    --        --           --
EMERGING MARKETS EQUITY
  2005  Lowest contract charges           17,733    12.138274          215,245    0.73%       0.11%       34.19%
        Highest contract charges          10,882    16.076611          174,947    2.57%       0.34%       30.42%
        Remaining contract
        charges                        1,840,437      --            26,058,806    --        --           --
  2004  Lowest contract charges           65,220     1.443391           94,138    1.30%       0.66%       21.53%
        Highest contract charges           4,107    12.326618           50,623    2.58%       0.92%       19.96%
        Remaining contract
        charges                        1,006,507      --            12,426,261    --        --           --
  2003  Lowest contract charges           60,294     1.187725           71,613    1.29%     --            47.74%
        Highest contract charges           2,982    10.275795           30,647    1.58%     --            47.97%
        Remaining contract
        charges                          944,839      --             9,675,499    --        --           --
  2002  Lowest contract charges            2,030     0.803939            1,632    0.94%     --           (19.61)%
        Highest contract charges             285     7.066470            2,012    0.89%     --            (5.16)%
        Remaining contract
        charges                          842,555      --             5,875,155    --        --           --
  2001  Lowest contract charges          534,972     7.973825        4,265,770    1.39%     --            (7.79)%
        Highest contract charges          35,583     7.913133          281,573    1.65%     --           (18.02)%
        Remaining contract
        charges                          236,888      --             1,807,425    --        --           --
TECHNOLOGY
  2005  Lowest contract charges           21,441     0.771377           16,539    1.17%     --            (1.57)%
        Highest contract charges           4,866     2.293644           11,161    2.59%     --            (2.84)%
        Remaining contract
        charges                        2,021,857      --             4,756,641    --        --           --
  2004  Lowest contract charges          275,248     2.437206          670,837    1.40%     --            (3.01)%
        Highest contract charges           4,925     2.360626           11,627    2.57%     --            (4.17)%
        Remaining contract
        charges                        2,475,305      --             5,931,487    --        --           --
  2003  Lowest contract charges          329,918     2.512880          829,045    1.39%     --            45.72%
        Highest contract charges          23,743     2.463323           58,487    1.62%     --            32.49%
        Remaining contract
        charges                        2,421,355      --             6,013,518    --        --           --
  2002  Lowest contract charges          136,583     1.724465          235,533    1.40%     --           (49.68)%
        Highest contract charges          23,477     1.706889           40,072    0.89%     --            (4.78)%
        Remaining contract
        charges                        1,286,382      --             2,205,274    --        --           --
  2001  Lowest contract charges           86,657     3.426897          296,964    0.88%     --           (26.91)%
        Highest contract charges         246,581     3.412337          841,419    1.64%     --           (53.63)%
        Remaining contract
        charges                          897,586      --             3,072,078    --        --           --

____________________________________ SA-139 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
HIGH YIELD
  2005  Lowest contract charges           69,187   $ 1.264029   $       87,455    1.30%       8.68%       (0.25)%
        Highest contract charges          50,821    10.128146          514,725    2.58%       6.72%       (1.54)%
        Remaining contract
        charges                        2,800,611      --            29,281,502    --        --           --
  2004  Lowest contract charges          140,656     1.267156          178,234    1.31%       4.67%        8.07%
        Highest contract charges          26,767    10.286162          275,333    2.58%       6.26%        6.68%
        Remaining contract
        charges                        3,320,017      --            34,977,936    --        --           --
  2003  Lowest contract charges          302,834     1.172526          355,081    1.29%     --            24.09%
        Highest contract charges          11,011     9.642448          106,175    1.62%     --            10.53%
        Remaining contract
        charges                        3,427,784      --            33,604,831    --        --           --
  2002  Lowest contract charges        1,291,815     8.015207       10,354,168    1.40%       8.83%       (8.56)%
        Highest contract charges           8,747     7.896291           69,067    0.91%      23.66%        4.61%
        Remaining contract
        charges                        1,005,513      --             7,883,968    --        --           --
  2001  Lowest contract charges        1,528,797     8.765503       13,400,679    1.38%       9.17%       (5.80)%
        Highest contract charges          57,597     8.687139          500,353    1.66%      18.54%      (12.67)%
        Remaining contract
        charges                          663,801      --             5,702,483    --        --           --
MID CAP GROWTH
  2005  Lowest contract charges           75,698    11.815831          894,440    0.73%     --            24.28%
        Highest contract charges             127    11.648761            1,478    1.37%     --            22.88%
        Remaining contract
        charges                          369,411      --             4,333,983    --        --           --
U.S. MID CAP VALUE
  2005  Lowest contract charges           26,978    10.988986          296,462    0.72%       0.04%       13.94%
        Highest contract charges          79,878    16.246380        1,297,736    2.59%       0.32%        9.43%
        Remaining contract
        charges                        6,022,762      --            78,887,992    --        --           --
  2004  Lowest contract charges          606,173     1.115456          676,159    1.29%       0.02%       13.11%
        Highest contract charges          63,047    14.846750          936,040    2.57%       0.02%       11.65%
        Remaining contract
        charges                        4,917,753      --            68,259,547    --        --           --
  2003  Lowest contract charges          263,114     0.986142          259,467    1.29%     --            39.68%
        Highest contract charges          19,813    13.297342          263,456    1.60%     --            33.23%
        Remaining contract
        charges                        4,347,956      --            52,932,846    --        --           --
  2002  Lowest contract charges          143,550     0.705987          101,345    0.93%     --           (29.40)%
        Highest contract charges          45,716     9.673440          442,235    0.88%     --            (4.12)%
        Remaining contract
        charges                        3,809,819      --            32,797,555    --        --           --
  2001  Lowest contract charges        2,193,446    12.492717       27,402,098    1.38%       0.12%       (4.50)%
        Highest contract charges         186,082    13.710758        2,551,329    1.64%       0.09%       (5.85)%
        Remaining contract
        charges                        1,096,191      --            12,592,482    --        --           --

____________________________________ SA-140 ____________________________________

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
AMERICAN OPPORTUNITIES
  2005  Lowest contract charges        5,526,725   $ 1.110661   $    6,138,318    1.30%       0.71%       12.92%
        Highest contract charges           8,086     6.903285           55,822    2.59%       0.45%       11.23%
        Remaining contract
        charges                       11,515,620      --           202,389,241    --        --           --
  2004  Lowest contract charges        5,742,549     0.983629        5,648,538    1.30%       0.38%        6.90%
        Highest contract charges           8,090     6.206381           50,212    2.59%       0.18%        5.19%
        Remaining contract
        charges                       13,996,404      --           227,371,668    --        --           --
  2003  Lowest contract charges        4,472,818     0.920177        4,115,785    1.29%       0.39%       19.01%
        Highest contract charges          27,890     5.900077          164,552    1.63%       0.02%       16.79%
        Remaining contract
        charges                       17,194,853      --           273,164,339    --        --           --
  2002  Lowest contract charges        1,533,557     0.773166        1,185,694    0.96%       0.35%      (22.68)%
        Highest contract charges         133,222     5.023876          669,289    0.90%     --            (6.39)%
        Remaining contract
        charges                       18,076,856      --           273,628,994    --        --           --
  2001  Lowest contract charges       14,848,360    25.913246      384,769,205    1.39%       0.25%      (30.45)%
        Highest contract charges         618,014     6.548131        4,046,840    1.65%       0.20%      (26.45)%
        Remaining contract
        charges                        5,425,079      --            55,741,244    --        --           --
BALANCED GROWTH
  2005  Lowest contract charges        2,451,168     1.189469        2,915,588    1.29%       2.25%        6.81%
        Highest contract charges          53,683    12.453701          668,552    2.59%       2.05%        5.12%
        Remaining contract
        charges                        4,337,373      --            77,937,820    --        --           --
  2004  Lowest contract charges        2,034,268     1.113625        2,265,411    1.30%       2.41%        9.50%
        Highest contract charges          43,393    11.846797          514,066    2.58%       2.51%        7.84%
        Remaining contract
        charges                        4,988,808      --            86,398,590    --        --           --
  2003  Lowest contract charges        1,265,740     1.017026        1,287,290    1.29%       2.78%       18.29%
        Highest contract charges           2,734    10.985273           30,029    1.63%       1.91%       15.55%
        Remaining contract
        charges                        5,559,743      --            91,762,173    --        --           --
  2002  Lowest contract charges          525,300     0.859773          451,639    0.96%       2.98%      (14.02)%
        Highest contract charges          21,239     9.411947          199,897    0.90%       1.51%       (5.07)%
        Remaining contract
        charges                        5,489,272      --            82,236,119    --        --           --
  2001  Lowest contract charges        4,904,120    19.082940       93,585,020    1.38%       2.90%       (0.20)%
        Highest contract charges          97,513    10.868951        1,059,860    1.65%       3.21%       (2.22)%
        Remaining contract
        charges                          985,670      --            12,844,042    --        --           --
CAPITAL OPPORTUNITIES
  2005  Lowest contract charges          512,110     1.203121          616,130    1.30%     --            21.04%
        Highest contract charges          24,926     4.204831          104,812    2.59%     --            19.09%
        Remaining contract
        charges                        4,897,779      --            33,672,969    --        --           --
  2004  Lowest contract charges          508,885     0.994021          505,842    1.30%     --            21.01%
        Highest contract charges          26,501     3.530842           93,573    2.58%     --            19.27%
        Remaining contract
        charges                        5,532,055      --            33,188,412    --        --           --
  2003  Lowest contract charges          319,731     0.821432          262,637    1.29%     --            39.81%
        Highest contract charges           8,877     2.960393           26,280    1.70%     --            28.07%
        Remaining contract
        charges                        6,094,246      --            31,770,930    --        --           --
  2002  Lowest contract charges           99,128     0.587529           58,241    0.95%     --           (41.25)%
        Highest contract charges          16,742     2.143832           35,891    0.91%     --            (7.84)%
        Remaining contract
        charges                        6,080,646      --            24,991,592    --        --           --
  2001  Lowest contract charges        4,083,146    10.110585       41,282,996    1.39%     --           (37.28)%
        Highest contract charges         310,119     3.905754        1,211,247    1.64%     --           (43.25)%
        Remaining contract
        charges                        2,684,217      --            13,777,904    --        --           --

____________________________________ SA-141 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
DEVELOPING GROWTH
  2005  Lowest contract charges        1,218,274   $ 1.465011   $    1,784,786    1.30%     --            17.16%
        Highest contract charges          10,389     8.405217           87,323    2.58%     --            15.37%
        Remaining contract
        charges                        2,562,494      --            52,072,482    --        --           --
  2004  Lowest contract charges        1,329,229     1.250444        1,662,127    1.30%     --            20.73%
        Highest contract charges           2,901     7.285686           21,134    2.56%     --            18.82%
        Remaining contract
        charges                        2,852,600      --            53,468,881    --        --           --
  2003  Lowest contract charges        1,031,037     1.035726        1,067,872    1.29%     --            39.58%
        Highest contract charges           5,023     6.131732           30,800    1.63%     --            28.47%
        Remaining contract
        charges                        3,221,371      --            53,712,707    --        --           --
  2002  Lowest contract charges          420,551     0.742048          312,069    0.95%     --           (25.80)%
        Highest contract charges           4,803     4.447520           21,361    0.90%     --            (4.41)%
        Remaining contract
        charges                        3,205,803      --            43,529,224    --        --           --
  2001  Lowest contract charges        3,280,587    21.906440       71,865,972    1.39%       1.08%      (26.53)%
        Highest contract charges          53,853     6.298723          339,207    1.63%       1.09%      (27.57)%
        Remaining contract
        charges                          636,383      --             7,252,513    --        --           --
FLEXIBLE INCOME
  2005  Lowest contract charges          898,042     1.305789        1,172,653    1.30%       6.94%        1.55%
        Highest contract charges          22,011    10.851070          238,842    2.59%       6.76%       (0.01)%
        Remaining contract
        charges                        4,334,562      --            53,822,165    --        --           --
  2004  Lowest contract charges          771,563     1.285868          992,128    1.29%       7.63%        5.62%
        Highest contract charges          15,675    10.852128          170,103    2.57%       6.31%        3.88%
        Remaining contract
        charges                        4,933,457      --            61,312,429    --        --           --
  2003  Lowest contract charges          356,373     1.217480          433,877    1.29%       5.22%       12.08%
        Highest contract charges           6,569    10.446908           68,631    1.62%       3.55%        6.24%
        Remaining contract
        charges                        5,602,889      --            67,481,098    --        --           --
  2002  Lowest contract charges          185,498     1.086268          201,501    0.94%       4.57%        8.63%
        Highest contract charges          39,711     9.454279          375,436    0.90%       2.57%        4.86%
        Remaining contract
        charges                        5,752,962      --            63,028,853    --        --           --
  2001  Lowest contract charges        4,391,315    10.819035       47,509,795    1.38%       6.83%       (5.40)%
        Highest contract charges          53,380     8.881650          474,102    1.65%       7.33%       (7.68)%
        Remaining contract
        charges                          760,046      --             6,884,794    --        --           --
DIVIDEND GROWTH
  2005  Lowest contract charges        6,575,504     1.085444        7,137,341    1.30%       1.27%        4.21%
        Highest contract charges          62,934    11.207657          705,339    2.59%       1.06%        2.61%
        Remaining contract
        charges                       12,733,934      --           265,894,212    --        --           --
  2004  Lowest contract charges        6,945,112     1.041591        7,233,966    1.30%       1.62%        6.89%
        Highest contract charges          43,862    10.922263          479,068    2.58%       1.88%        5.26%
        Remaining contract
        charges                       15,466,073      --           319,436,384    --        --           --
  2003  Lowest contract charges        5,455,551     0.974474        5,316,292    1.29%       2.04%       26.09%
        Highest contract charges          33,293    10.376439          345,465    1.62%       1.36%       21.20%
        Remaining contract
        charges                       17,611,528      --           356,595,193    --        --           --
  2002  Lowest contract charges        1,948,304     0.772873        1,505,792    0.97%       2.29%      (22.71)%
        Highest contract charges          70,501     8.334566          587,597    0.90%       1.33%       (8.29)%
        Remaining contract
        charges                       19,205,064      --           328,317,572    --        --           --
  2001  Lowest contract charges       18,308,841    23.859677      436,843,022    1.38%       1.76%       (6.76)%
        Highest contract charges         398,027    10.388078        4,134,731    1.65%       1.83%       (6.59)%
        Remaining contract
        charges                        3,125,620      --            41,764,886    --        --           --

____________________________________ SA-142 ____________________________________

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
GLOBAL EQUITY
  2005  Lowest contract charges        2,264,200   $ 1.229415   $    2,783,641    1.30%       0.65%        9.22%
        Highest contract charges          21,263     8.822506          187,590    2.59%       0.46%        7.49%
        Remaining contract
        charges                        3,773,386      --            61,355,797    --        --           --
  2004  Lowest contract charges        2,323,692     1.125673        2,615,718    1.30%       0.25%        6.77%
        Highest contract charges          20,750     8.207970          170,319    2.58%       0.11%        5.13%
        Remaining contract
        charges                        4,525,620      --            69,088,206    --        --           --
  2003  Lowest contract charges        1,432,825     1.054284        1,510,605    1.29%       0.42%       32.98%
        Highest contract charges           1,796     7.807799           14,025    1.63%       0.13%       26.95%
        Remaining contract
        charges                        5,395,570      --            78,880,046    --        --           --
  2002  Lowest contract charges          682,734     0.792836          541,296    0.96%       0.03%      (20.72)%
        Highest contract charges           8,377     5.951340           49,855    0.90%     --            (5.08)%
        Remaining contract
        charges                        6,110,552      --            69,709,610    --        --           --
  2001  Lowest contract charges        6,482,442    14.941594       96,858,011    1.39%       0.70%      (18.37)%
        Highest contract charges          83,727     7.365630          616,702    1.66%       0.77%      (19.24)%
        Remaining contract
        charges                          986,354      --            10,309,386    --        --           --
GROWTH
  2005  Lowest contract charges          891,071     1.115013          993,556    1.29%       0.35%       14.06%
        Highest contract charges         108,792     6.852504          745,499    2.59%       0.27%       12.26%
        Remaining contract
        charges                        4,262,311      --            46,830,657    --        --           --
  2004  Lowest contract charges          704,230     0.977539          688,413    1.30%       0.22%        6.25%
        Highest contract charges          39,724     6.104294          242,487    2.54%       0.02%        4.63%
        Remaining contract
        charges                        3,339,723      --            39,697,986    --        --           --
  2003  Lowest contract charges          419,112     0.920058          385,607    1.29%       0.09%       25.27%
        Highest contract charges          11,935     5.834486           69,637    1.62%     --            16.44%
        Remaining contract
        charges                        3,234,039      --            41,795,947    --        --           --
  2002  Lowest contract charges          137,741     0.734475          101,167    0.96%     --           (26.55)%
        Highest contract charges          10,803     4.719743           50,988    0.91%     --            (5.52)%
        Remaining contract
        charges                        3,437,089      --            38,914,596    --        --           --
  2001  Lowest contract charges        3,457,875    18.502265       63,978,517    1.39%     --           (16.41)%
        Highest contract charges          70,042     6.689139          468,521    1.66%     --           (20.81)%
        Remaining contract
        charges                          861,262      --             9,277,863    --        --           --
MONEY MARKET
  2005  Lowest contract charges          621,325     1.002738          623,026    1.30%       2.72%        1.40%
        Highest contract charges          33,656     9.853007          331,613    2.59%       2.54%       (0.15)%
        Remaining contract
        charges                        6,945,986      --            80,170,557    --        --           --
  2004  Lowest contract charges          633,558     0.988854          626,496    1.30%       0.91%       (0.44)%
        Highest contract charges          15,700     9.867901          154,929    2.59%       0.94%       (1.97)%
        Remaining contract
        charges                        7,763,998      --            90,791,693    --        --           --
  2003  Lowest contract charges          480,685     0.993199          477,416    1.29%       0.61%       (0.66)%
        Highest contract charges          74,541    10.066503          750,367    1.36%       0.15%       (1.42)%
        Remaining contract
        charges                        9,751,999      --           115,905,950    --        --           --
  2002  Lowest contract charges          144,622     0.999777          144,589    0.97%       0.89%       (0.02)%
        Highest contract charges          75,284    10.266963          772,934    0.89%       0.33%       (0.53)%
        Remaining contract
        charges                       14,734,598      --           176,223,152    --        --           --
  2001  Lowest contract charges       10,194,730    12.972049      132,246,539    1.38%       3.60%        2.40%
        Highest contract charges         481,582    10.361149        4,989,745    1.65%       2.22%        1.38%
        Remaining contract
        charges                        5,277,251      --            56,315,051    --        --           --

____________________________________ SA-143 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
UTILITIES
  2005  Lowest contract charges        1,235,797   $ 1.347218   $    1,664,888    1.30%       2.15%       14.78%
        Highest contract charges          15,604     8.392261          130,955    2.59%       1.87%       13.03%
        Remaining contract
        charges                        3,745,293      --            67,538,315    --        --           --
  2004  Lowest contract charges        1,160,935     1.173772        1,362,673    1.30%       2.34%       22.83%
        Highest contract charges          16,771     7.424930          124,523    2.58%       2.31%       20.97%
        Remaining contract
        charges                        4,351,463      --            70,258,536    --        --           --
  2003  Lowest contract charges          752,912     0.955583          719,470    1.29%       2.75%       18.92%
        Highest contract charges           8,195     6.138064           50,301    1.63%       2.12%       14.23%
        Remaining contract
        charges                        5,067,721      --            69,671,835    --        --           --
  2002  Lowest contract charges          354,156     0.803557          284,584    0.96%       4.20%      (19.64)%
        Highest contract charges          12,295     5.228893           64,287    0.90%       2.28%       (0.12)%
        Remaining contract
        charges                        5,731,538      --            70,520,066    --        --           --
  2001  Lowest contract charges        4,829,359    20.532656       99,159,572    1.39%       2.14%      (26.55)%
        Highest contract charges         207,289     6.716823        1,392,325    1.65%       2.67%      (27.52)%
        Remaining contract
        charges                        1,995,845      --            18,497,509    --        --           --
EQUALLY WEIGHTED S&P 500
  2005  Lowest contract charges        3,013,813     1.315013        3,963,204    1.30%       0.94%        6.42%
        Highest contract charges         156,214    13.770088        2,151,077    2.59%       0.77%        4.81%
        Remaining contract
        charges                        9,439,482      --           187,033,465    --        --           --
  2004  Lowest contract charges        2,942,136     1.235637        3,635,413    1.30%       0.82%       15.14%
        Highest contract charges          95,261    13.138524        1,251,585    2.57%       0.65%       13.35%
        Remaining contract
        charges                        9,036,144      --           184,356,586    --        --           --
  2003  Lowest contract charges        1,854,100     1.073160        1,989,746    1.29%       1.08%       35.38%
        Highest contract charges          19,319    11.591249          223,928    1.61%       0.30%       29.71%
        Remaining contract
        charges                        7,958,810      --           157,451,849    --        --           --
  2002  Lowest contract charges          791,613     0.792734          627,539    0.97%       0.87%      (20.73)%
        Highest contract charges          79,930     8.671603          693,117    0.90%     --            (3.49)%
        Remaining contract
        charges                        7,040,137      --           116,551,334    --        --           --
  2001  Lowest contract charges        5,948,455    23.458092      139,539,403    1.38%       0.91%       (3.20)%
        Highest contract charges         173,379    10.557970        1,830,534    1.65%       0.75%       (4.61)%
        Remaining contract
        charges                        1,068,322      --            14,873,436    --        --           --
SMALL COMPANY GROWTH
  2005  Lowest contract charges           61,604    12.500760          770,096    1.47%     --            11.20%
        Highest contract charges          38,133    12.262332          467,602    2.58%     --             9.99%
        Remaining contract
        charges                          819,043      --            10,130,785    --        --           --
  2004  Lowest contract charges            5,503    11.241435           61,863    1.08%     --            12.41%
        Highest contract charges          20,510    11.148935          228,666    1.92%     --            11.49%
        Remaining contract
        charges                          230,988      --             2,584,365    --        --           --

____________________________________ SA-144 ____________________________________

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
GLOBAL FRANCHISE
  2005  Lowest contract charges           78,056   $14.991994   $    1,170,214    1.49%     --            10.31%
        Highest contract charges          74,780    14.573126        1,089,780    2.58%     --             9.10%
        Remaining contract
        charges                        1,703,288      --            25,142,153    --        --           --
  2004  Lowest contract charges           38,080    13.590845          517,536    1.49%       0.22%       11.09%
        Highest contract charges          24,431    13.357186          326,324    2.56%       0.26%        9.88%
        Remaining contract
        charges                          828,589      --            11,157,148    --        --           --
  2003  Lowest contract charges           11,776    12.234140          144,069    0.98%     --            22.34%
        Highest contract charges          15,608    12.156794          189,739    1.62%     --            21.57%
        Remaining contract
        charges                          269,786      --             3,290,389    --        --           --
EQUITY AND INCOME
  2005  Lowest contract charges          274,202    13.487418        3,698,280    1.49%       0.66%        5.78%
        Highest contract charges          25,650    13.110525          336,279    2.59%       0.68%        4.63%
        Remaining contract
        charges                        1,768,563      --            23,517,328    --        --           --
  2004  Lowest contract charges          243,954    12.750251        3,110,468    1.49%     --             9.86%
        Highest contract charges          23,098    12.531003          289,444    2.57%     --             8.66%
        Remaining contract
        charges                        1,514,545      --            19,145,651    --        --           --
  2003  Lowest contract charges          115,900    11.606186        1,345,159    0.99%       0.89%       16.06%
        Highest contract charges           3,846    11.532775           44,358    1.61%       1.01%       15.33%
        Remaining contract
        charges                          587,167      --             6,794,459    --        --           --
OPPENHEIMER AGGRESSIVE GROWTH FUND
  2005  Lowest contract charges              724    11.128286            8,061    0.73%     --            17.17%
        Highest contract charges           1,858    10.970872           20,382    2.39%     --            15.86%
        Remaining contract
        charges                          103,319      --             1,140,671    --        --           --
OPPENHEIMER CAPITAL APPRECIATION FUND
  2005  Lowest contract charges           31,233    10.605266          331,235    0.73%     --             9.22%
        Highest contract charges           2,595    10.455204           27,132    2.39%     --             7.99%
        Remaining contract
        charges                        2,108,342      --            22,178,068    --        --           --
OPPENHEIMER GLOBAL SECURITIES FUND
  2005  Lowest contract charges           92,592    11.527071        1,067,313    0.73%     --            19.81%
        Highest contract charges          96,913    11.368801        1,101,787    2.33%     --            18.50%
        Remaining contract
        charges                        2,746,868      --            31,411,985    --        --           --
OPPENHEIMER MAIN STREET FUND
  2005  Lowest contract charges           32,157    10.484476          337,148    0.73%     --             9.14%
        Highest contract charges           8,050    10.336121           83,210    2.39%     --             7.91%
        Remaining contract
        charges                          359,481      --             3,737,933    --        --           --
OPPENHEIMER MAIN STREET SMALL CAP FUND
  2005  Lowest contract charges           12,441    10.971347          136,496    0.72%     --            17.80%
        Highest contract charges           5,832    10.816124           63,083    2.39%     --            16.48%
        Remaining contract
        charges                        2,777,040      --            30,219,289    --        --           --
PUTNAM DIVERSIFIED INCOME
  2005  Lowest contract charges           14,738    17.301813          254,999    0.73%     --             2.19%
        Highest contract charges           1,099    13.204279           14,506    2.40%     --             1.04%
        Remaining contract
        charges                          572,567      --             8,941,378    --        --           --

____________________________________ SA-145 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
PUTNAM GLOBAL ASSET ALLOCATION
  2005  Lowest contract charges           12,977   $33.613874   $      436,206    0.72%     --             7.04%
        Highest contract charges          31,781    10.147839          322,506    2.35%     --             5.87%
        Remaining contract
        charges                           95,742      --             2,477,510    --        --           --
PUTNAM GROWTH AND INCOME
  2005  Lowest contract charges            6,142    51.909104          318,801    0.72%     --             8.12%
        Highest contract charges          14,186    10.735847          152,301    2.36%     --             6.94%
        Remaining contract
        charges                           71,064      --             2,048,597    --        --           --
PUTNAM INTERNATIONAL EQUITY
  2005  Lowest contract charges           18,888    19.558296          369,410    0.73%     --            14.66%
        Highest contract charges         139,793    10.073002        1,408,139    2.35%     --            13.41%
        Remaining contract
        charges                        2,821,734      --            37,304,941    --        --           --
PUTNAM INVESTORS
  2005  Lowest contract charges           17,011     9.934290          168,989    0.72%     --            13.42%
        Highest contract charges          14,449     7.092883          102,482    2.36%     --            12.18%
        Remaining contract
        charges                          101,205      --               873,168    --        --           --
PUTNAM NEW VALUE
  2005  Lowest contract charges           56,706    19.357998        1,097,720    0.73%     --             9.05%
        Highest contract charges           3,839    14.042955           53,917    2.42%     --             7.82%
        Remaining contract
        charges                          301,080      --             5,440,789    --        --           --
PUTNAM SMALL CAP VALUE
  2005  Lowest contract charges           38,348    23.245262          891,403    0.73%     --            14.65%
        Highest contract charges             306    19.739785            6,045    2.43%     --            13.36%
        Remaining contract
        charges                        1,405,303      --            30,930,487    --        --           --
PUTNAM THE GEORGE PUTNAM FUND OF BOSTON
  2005  Lowest contract charges           68,544    12.427584          851,831    0.73%     --             4.85%
        Highest contract charges           9,810    11.428257          112,112    2.36%     --             3.70%
        Remaining contract
        charges                          270,851      --             3,320,197    --        --           --
PUTNAM VISTA
  2005  Lowest contract charges            5,118    15.770447           80,710    0.71%     --            17.35%
        Highest contract charges          13,117     6.254512           82,042    2.36%     --            16.07%
        Remaining contract
        charges                           64,007      --               701,094    --        --           --
PUTNAM VOYAGER
  2005  Lowest contract charges              258    53.208384           13,747    0.64%     --            13.36%
        Highest contract charges          16,928     6.406829          108,456    2.36%     --            12.12%
        Remaining contract
        charges                           57,583      --             1,018,206    --        --           --

____________________________________ SA-146 ____________________________________

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
ENTERPRISE
  2005  Lowest contract charges          304,766   $ 0.992186   $      302,385    1.29%       0.65%        6.75%
        Highest contract charges          16,314     5.552645           90,589    2.58%       0.43%        5.11%
        Remaining contract
        charges                        2,138,036      --            15,139,548    --        --           --
  2004  Lowest contract charges          221,405     0.929417          205,777    1.30%       0.33%        2.71%
        Highest contract charges          10,454     5.282739           55,225    2.55%     --             1.13%
        Remaining contract
        charges                        2,472,991      --            16,710,009    --        --           --
  2003  Lowest contract charges          163,502     0.904917          147,956    1.29%       0.25%       24.25%
        Highest contract charges           2,894     5.223695           15,117    1.63%     --            18.08%
        Remaining contract
        charges                        2,904,258      --            19,319,847    --        --           --
  2002  Lowest contract charges           19,241     0.728287           14,013    0.93%     --           (27.17)%
        Highest contract charges          10,202     4.255714           43,417    0.91%     --            (7.54)%
        Remaining contract
        charges                        2,939,779      --            16,178,105    --        --           --
  2001  Lowest contract charges        2,232,828     8.731900       19,496,829    1.39%       0.21%      (21.53)%
        Highest contract charges         153,524     6.165054          946,486    1.65%     --           (22.60)%
        Remaining contract
        charges                        1,046,116      --             7,781,347    --        --           --
GROWTH AND INCOME
  2005  Lowest contract charges          225,075    14.668103        3,301,424    0.73%     --             9.99%
        Highest contract charges         216,156    14.389633        3,110,407    2.59%       0.75%        6.90%
        Remaining contract
        charges                       11,667,711      --           153,092,960    --        --           --
  2004  Lowest contract charges          856,405     1.156077          990,071    1.30%       0.73%       12.90%
        Highest contract charges         148,989    13.460455        2,005,455    2.56%       0.10%       11.19%
        Remaining contract
        charges                        8,473,137      --           114,156,936    --        --           --
  2003  Lowest contract charges          433,350     1.023978          443,741    1.29%       0.32%       26.38%
        Highest contract charges          68,068    12.105660          824,002    1.62%     --            23.45%
        Remaining contract
        charges                        5,653,768      --            67,797,744    --        --           --
  2002  Lowest contract charges           73,132     0.810255           59,255    0.94%     --           (18.98)%
        Highest contract charges          33,519     9.708418          325,414    0.89%     --            (3.43)%
        Remaining contract
        charges                        2,249,826      --            21,168,976    --        --           --
  2001  Lowest contract charges        1,184,624    10.734306       12,716,117    1.38%       1.92%       (0.33)%
        Highest contract charges             186    11.032691            2,055    1.50%     --            (0.21)%
        Remaining contract
        charges                          448,011      --             5,006,001    --        --           --
COMSTOCK
  2005  Lowest contract charges          297,759    14.719590        4,382,887    0.73%     --             5.94%
        Highest contract charges         396,170    14.440094        5,720,729    2.59%       0.82%        1.44%
        Remaining contract
        charges                        9,719,112      --           142,570,772    --        --           --
  2004  Lowest contract charges          150,900    14.484780        2,185,754    1.49%       0.62%       15.68%
        Highest contract charges         264,888    14.235396        3,770,787    2.57%       0.08%       14.42%
        Remaining contract
        charges                        4,596,310      --            65,939,052    --        --           --
  2003  Lowest contract charges           58,020    12.521462          726,498    0.99%     --            25.22%
        Highest contract charges         102,532    12.441971        1,275,699    1.61%     --            24.42%
        Remaining contract
        charges                        1,382,564      --            17,253,703    --        --           --

____________________________________ SA-147 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
EMERGING GROWTH
  2005  Lowest contract charges           22,539   $13.208819   $      297,714    1.49%       0.01%        6.04%
        Highest contract charges          22,937    12.839302          294,496    2.59%       0.01%        4.88%
        Remaining contract
        charges                          306,976      --             3,994,714    --        --           --
  2004  Lowest contract charges           19,797    12.456970          246,614    1.50%     --             5.19%
        Highest contract charges          16,920    12.242380          207,146    2.56%     --             4.04%
        Remaining contract
        charges                          316,839      --             3,910,140    --        --           --
  2003  Lowest contract charges            9,129    11.842633          108,109    1.00%     --            18.43%
        Highest contract charges          12,343    11.767380          145,245    1.60%     --            17.67%
        Remaining contract
        charges                          132,713      --             1,566,312    --        --           --
AGGRESSIVE GROWTH PORTFOLIO
  2005  Lowest contract charges            7,927    11.793783           93,494    1.48%     --             9.46%
        Highest contract charges           1,671    11.568800           19,333    2.59%     --             8.26%
        Remaining contract
        charges                           81,059      --               945,214    --        --           --
  2004  Lowest contract charges            1,412    10.774757           15,210    1.10%     --             7.75%
        Highest contract charges           1,316    10.686077           14,061    1.93%     --             6.86%
        Remaining contract
        charges                           46,093      --               494,078    --        --           --
GOVERNMENT PORTFOLIO
  2005  Lowest contract charges           75,744    10.249360          776,323    1.48%       1.56%        1.74%
        Highest contract charges         113,765    10.058815        1,144,345    2.58%       2.77%        0.63%
        Remaining contract
        charges                        1,638,280      --            16,619,411    --        --           --
  2004  Lowest contract charges            4,685    10.074295           47,197    0.33%     --             0.37%
        Highest contract charges          29,645     9.996370          296,342    1.91%     --            (0.04)%
        Remaining contract
        charges                          455,462      --             4,568,181    --        --           --
WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND
  2005  Lowest contract charges            1,795     1.181729            2,121    1.26%      13.83%        6.16%
        Highest contract charges         136,540     1.166029          159,209    2.36%       2.92%        5.59%
        Remaining contract
        charges                          249,383      --               289,589    --        --           --
WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND
  2005  Lowest contract charges           20,072     1.146847           23,020    1.55%       3.75%        0.15%
        Highest contract charges          86,552     1.131657           97,947    2.36%       3.78%       (0.38)%
        Remaining contract
        charges                          130,607      --               147,812    --        --           --
WELLS FARGO ADVANTAGE EQUITY INCOME FUND
  2005  Lowest contract charges           73,912     1.189540           87,921    1.56%       1.98%        5.13%
        Highest contract charges         188,838     1.173756          221,649    2.36%       1.96%        4.57%
        Remaining contract
        charges                            2,351      --                 2,748    --        --           --
WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND
  2005  Lowest contract charges           71,165     1.106577           78,750    1.11%       1.50%        3.39%
        Highest contract charges         183,800     1.068756          196,437    2.05%       1.11%        2.73%
        Remaining contract
        charges                          117,686      --               127,356    --        --           --
WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND
  2005  Lowest contract charges            5,244     0.988859            5,186    1.10%       2.08%        3.54%
        Highest contract charges        --            --              --          --        --           --
        Remaining contract
        charges                         --            --              --          --        --           --

____________________________________ SA-148 ____________________________________

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND
  2005  Lowest contract charges           19,540   $ 1.205870   $       23,563    1.58%       7.68%       11.21%
        Highest contract charges         105,520     1.184955          125,036    2.00%       9.98%       10.84%
        Remaining contract
        charges                         --            --              --          --        --           --
WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND
  2005  Lowest contract charges           75,938     1.067331           81,051    1.12%       0.16%       16.43%
        Highest contract charges          38,466     1.035131           39,817    2.35%       0.26%       15.47%
        Remaining contract
        charges                        1,170,488      --             1,217,811    --        --           --
WELLS FARGO ADVANTAGE MONEY MARKET FUND
  2005  Lowest contract charges           19,573     0.986587           19,311    1.57%       3.14%        0.85%
        Highest contract charges        --            --              --          --        --           --
        Remaining contract
        charges                         --            --              --          --        --           --
WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND
  2005  Lowest contract charges           35,887     1.170801           42,017    1.12%     --            19.95%
        Highest contract charges          17,658     1.135488           20,051    2.35%     --            18.96%
        Remaining contract
        charges                          531,986      --               606,795    --        --           --
WELLS FARGO ADVANTAGE DISCOVERY FUND
  2005  Lowest contract charges              150    11.219398            1,685    1.85%     --             6.66%
        Highest contract charges        --            --              --          --        --           --
        Remaining contract
        charges                         --            --              --          --        --           --
WELLS FARGO ADVANTAGE MULTI CAP VALUE FUND
  2005  Lowest contract charges            4,440    12.114618           53,795    1.10%     --            11.89%
        Highest contract charges        --            --              --          --        --           --
        Remaining contract
        charges                         --            --              --          --        --           --
WELLS FARGO ADVANTAGE OPPORTUNITY FUND
  2005  Lowest contract charges            2,207    10.837413           23,915    1.58%     --             4.94%
        Highest contract charges        --            --              --          --        --           --
        Remaining contract
        charges                         --            --              --          --        --           --

  * This represents the annualized contract expenses of the Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests.
*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.
  #  Rounded unit values

____________________________________ SA-149 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

   Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, Riders (if applicable) and Annual Maintenance Fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

   MORTALITY AND EXPENSE RISK CHARGES:

   The Company, will make certain deductions ranging from .95% to 1.60% of the contract's value for mortality and expense risks undertaken by the Company.

   These charges are a reduction in unit values.

   ADMINISTRATIVE CHARGES:

   The Company, will make certain deductions ranging from 0.05% to 0.20% of the contract's value for administrative services provided by the Company.

   These charges are a reduction in unit values.

   RIDERS:

   The Company will make certain deductions for various Rider charges, such as MAV/EPB Death Benefit Charge, Principal First Charge, Principal First Preferred Charge, Optional Death Benefit Charge and Earnings Protection Benefit Charge. These deductions range from 0.15% to 0.85%.

   These charges are a reduction in unit values.

   The Company will also make a deduction for The Hartford's Lifetime Income Builder Rider. The company initially makes a deduction of 0.40%, but has the right to increase this to a maximum charge of 0.75%.

   These charges are a redemption of units.

   ANNUAL MAINTENANCE FEE:

   An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

   These charges are a redemption of units.

____________________________________ SA-150 ____________________________________
      <MODULE>
      </MODULE>

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT

FINANCIAL STATEMENTS - STATUTORY BASIS

As of December 31, 2005 and 2004 and for the Years Ended December 31, 2005, 2004 and 2003

SUPPLEMENTAL SCHEDULES

Year Ended December 31, 2005

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                   CONTENTS

                                                                                                                   Page:
                                                                                                                  --------
Independent Auditors' Report                                                                                         F-2


Financial Statements (Statutory Basis):
     Admitted Assets, Liabilities and Surplus                                                                        F-3
     Statements of Operations                                                                                        F-4
     Statements of Changes in Capital and Surplus                                                                    F-5
     Statements of Cash Flows                                                                                        F-6
     Notes to Financial Statements                                                                                   F-7


Supplementary Information
     Schedule I -- Selected Financial Data                                                                          F-27
     Schedule II -- Summary Investment Schedule                                                                     F-30
     Schedule III -- Investment Risks Interrogatories                                                               F-31

                         INDEPENDENT AUDITORS' REPORT

Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statements of admitted assets, liabilities, and surplus statutory basis of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2005 and 2004, and the related statements of income-statutory basis, cash flow-statutory basis and changes in surplus-statutory basis for the years ended December 31, 2005, 2004 and 2003. These statutory basis financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory basis financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the statutory basis financial statements, these financial statements were prepared in conformity with the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, and such practices differ from the accounting principles generally accepted in the United States of America. The effects on such financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory basis financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company at December 31, 2005 or 2004, or the results of its operations or its cash flows for the years ended December 31, 2005, 2004 or 2003.

However, in our opinion, such statutory basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and surplus of the Company as of December 31, 2005 and 2004, and the results of its operations and its cash flows for the years ended December 31, 2005, 2004 and 2003, on the basis of accounting described in Note 2.

Our 2005 audit was conducted for the purpose of forming an opinion on the basic 2005 statutory basis financial statements taken as a whole. The supplemental schedule of selected financial data, the summary investment schedule, and the schedule of investment risk interrogatories as of and for the year ended December 31, 2005 are presented for complying with the National Association of Insurance Commissioners' instructions to Annual Audited Financial Reports and are not a required part of the basic 2005 statutory basis financial statements. This additional information is the responsibility of the Company's management. Such information has been subject to the auditing procedures applied in our audit of the basic 2005 statutory basis financial statements and in our opinion, is fairly stated in all material respects when considered in relation to the basic 2005 statutory basis financial statements taken as a whole.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
March 24, 2006

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  ADMITTED ASSETS, LIABILITIES AND SURPLUS
                             (STATUTORY BASIS)
                  (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                                                               AS OF DECEMBER 31,
                                                                                         --------------------------------
                                                                                             2005              2004
                                                                                         --------------------------------
ADMITTED ASSETS
   Bonds                                                                                 $   5,477,170     $   5,386,024
   Common and Preferred Stocks                                                                  25,046            11,255
   Mortgage Loans                                                                               98,529            69,626
   Real Estate                                                                                  25,425            26,116
   Policy Loans                                                                                323,911           310,520
   Cash and Short-Term Investments                                                             345,858           431,418
   Other Invested Assets                                                                       135,920             2,242
                                                                                         --------------------------------
                                                     TOTAL CASH AND INVESTED ASSETS          6,431,859         6,237,201
                                                                                         --------------------------------
   Investment Income Due and Accrued                                                            67,354            64,387
   Federal Income Taxes Recoverable                                                             98,311            63,729
   Deferred Tax Asset                                                                           87,160            97,105
   Other Assets                                                                                 91,961           378,495
   Separate Account Assets                                                                  68,323,841        62,885,610
                                                                                         --------------------------------
                                                              TOTAL ADMITTED ASSETS      $  75,100,486     $  69,726,527
                                                                                         --------------------------------
LIABILITIES
   Aggregate Reserves for Life and Accident and Health Policies                          $   6,150,452     $   6,161,030
   Liability for Deposit Type Contracts                                                        100,325           121,745
   Policy and Contract Claim Liabilities                                                        24,919            26,880
   Asset Valuation Reserve                                                                      34,749            30,117
   Payable to Parents, Subsidiaries or Affiliates                                               34,130            37,479
   Accrued Expense Allowances and Other Amounts Due From Separate Accounts                  (1,952,020)       (1,904,315)
   Other Liabilities                                                                           893,824         1,059,989
   Separate Account Liabilities                                                             68,323,841        62,885,610
                                                                                         --------------------------------
                                                                  TOTAL LIABILITIES         73,610,220        68,418,535
                                                                                         --------------------------------
CAPITAL AND SURPLUS
   Common Stock -- 3,000 Shares Authorized, 2,000 Shares Issued and Outstanding                  2,500             2,500
   Gross Paid-In and Contributed Surplus                                                     1,371,883         1,371,883
   Unassigned Funds                                                                            115,883           (66,391)
                                                                                         --------------------------------
                                                          TOTAL CAPITAL AND SURPLUS          1,490,266         1,307,992
                                                                                         --------------------------------
                                             TOTAL LIABILITIES, CAPITAL AND SURPLUS      $  75,100,486     $  69,726,527
                                                                                         --------------------------------


              SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                             (STATUTORY BASIS)
               (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                         ------------------------------------------------
                                                                             2005            2004              2003
                                                                         ------------------------------------------------
REVENUES
   Premiums and Annuity Considerations                                   $  9,152,337    $  11,619,788     $  12,115,706
   Considerations for Supplementary Contracts with Life
     Contingencies                                                                  2              962               360
   Net Investment Income                                                      326,928          324,681           330,741
   Commissions and Expense Allowances on Reinsurance Ceded                     84,961           73,944            62,762
   Reserve Adjustment on Reinsurance Ceded                                 (1,552,540)      (1,155,122)         (911,456)
   Fee Income                                                               1,369,610        1,200,281           963,407
   Other Revenues                                                             107,755           84,658            33,435
                                                                         ------------------------------------------------
                                                     TOTAL REVENUES         9,489,053       12,149,192        12,594,955
                                                                         ------------------------------------------------
BENEFITS AND EXPENSES
   Death and Annuity Benefits                                                 265,994          255,803           231,390
   Disability and Other Benefits                                               14,118           13,235            11,998
   Surrenders and Other Fund Withdrawals                                    6,974,564        5,435,091         4,378,823
   Commissions                                                                783,178          821,925           753,838
   Decrease in Aggregate Reserves for Life and Accident and Health
     Policies                                                                 (11,074)        (260,443)          290,135
   General Insurance Expenses                                                 449,607          448,862           431,698
   Net Transfers to Separate Accounts                                       1,192,568        5,647,980         6,601,021
   Modified Coinsurance Adjustment on Reinsurance Assumed                    (483,138)        (441,048)         (420,032)
   Other Expenses                                                              41,735           43,678            38,492
                                                                         ------------------------------------------------
                                        TOTAL BENEFITS AND EXPENSES         9,227,552       11,965,083        12,317,363
                                                                         ------------------------------------------------
   Net gain from operations before federal income tax (benefit)               261,501          184,109           277,592
     expense
   Federal income tax (benefit) expense                                        42,463          (87,470)          (19,953)
                                                                         ------------------------------------------------
                                           NET GAIN FROM OPERATIONS           219,038          271,579           297,545
                                                                         ------------------------------------------------
   Net realized capital gains (losses), after tax                                  54          (14,900)          (22,713)
                                                                         ------------------------------------------------
                                                         NET INCOME      $    219,092    $     256,679     $     274,832
                                                                         ------------------------------------------------


              SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                             (STATUTORY BASIS)
                  (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                           ----------------------------------------------
                                                                               2005             2004            2003
                                                                           ----------------------------------------------
COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000 SHARES ISSUED AND
   OUTSTANDING
                                                                           ----------------------------------------------
   Balance, beginning and end of year                                      $      2,500     $      2,500    $      2,500
                                                                           ----------------------------------------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS,
                                                                           ----------------------------------------------
   Beginning of year                                                          1,371,883        1,371,883       1,221,883
   Capital contribution                                                              --               --         150,000
                                                                           ----------------------------------------------
                                                   BALANCE, END OF YEAR       1,371,883        1,371,883       1,371,883
                                                                           ----------------------------------------------
UNASSIGNED FUNDS
   Balance, Beginning of Year                                                   (66,391)        (330,602)       (636,114)
   Net Income                                                                   219,092          256,679         274,832
   Change in Net Unrealized Capital Losses on Common Stocks and Other
     Invested Assets                                                             (7,075)         (13,371)         (4,797)
   Change in Net Unrealized Foreign Exchange Capital Losses                        (495)              --              --
   Change in Net Deferred Income Tax                                             82,268           51,589         (28,483)
   Change in Asset Valuation Reserve                                             (4,632)         (13,575)        (16,272)
   Change in Non-Admitted Assets                                               (106,914)         (16,965)         43,187
   Change in Liability for Reinsurance in Unauthorized Companies                     30             (146)         36,880
   Cummulative Effect of Change in Accounting Principles                             --               --             165
                                                                           ----------------------------------------------
                                                   BALANCE, END OF YEAR         115,883          (66,391)       (330,602)
                                                                           ----------------------------------------------
CAPITAL AND SURPLUS,
                                                                           ----------------------------------------------
   End of year                                                             $  1,490,266     $  1,307,992    $  1,043,781
                                                                           ----------------------------------------------


              SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                          STATEMENTS OF CASH FLOWS
                             (STATUTORY BASIS)
               (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                         ------------------------------------------------
                                                                             2005            2004              2003
                                                                         ------------------------------------------------
OPERATING ACTIVITIES
Premiums and Annuity Considerations                                      $  9,145,844    $  11,608,790     $  12,116,359
Net Investment Income                                                         369,012          370,945           373,648
Miscellaneous Income                                                            1,909          196,120           142,119
                                                                         ------------------------------------------------
Total Income                                                                9,516,765       12,175,855        12,632,126
                                                                         ------------------------------------------------
Benefits Paid                                                               7,273,337        5,699,783         4,611,634
Federal Income Tax Payments (Recoveries)                                       71,607          (54,729)           23,421
Net Transfers to Separate Accounts                                          1,240,273        5,811,016         7,114,314
Other Expenses                                                                826,693          905,742           537,701
                                                                         ------------------------------------------------
Total Benefits and Expenses                                                 9,411,910       12,361,812        12,287,070
                                                                         ------------------------------------------------
               NET CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES           104,855         (185,957)          345,056
                                                                         ------------------------------------------------
INVESTING ACTIVITIES
PROCEEDS FROM INVESTMENTS SOLD AND MATURED
Bonds                                                                       2,572,479        1,584,991         2,323,921
Common and Preferred Stocks                                                        --            1,767             4,031
Mortgage Loans                                                                 11,039           25,752            41,395
Other                                                                          50,196           35,227            12,347
                                                                         ------------------------------------------------
Total Investment Proceeds                                                   2,633,714        1,647,737         2,381,694
                                                                         ------------------------------------------------
COST OF INVESTMENTS ACQUIRED
Bonds                                                                       2,708,647        1,351,838         3,068,077
Common and Preferred Stocks                                                    13,467            2,473             4,814
Mortgage Loans                                                                 40,175               --                --
Real Estate                                                                       116            1,482               722
Other                                                                         134,301            3,275           169,520
                                                                         ------------------------------------------------
Total Investments Acquired                                                  2,896,706        1,359,068         3,243,133
                                                                         ------------------------------------------------
Net Increase in Policy Loans                                                   13,391           15,806            27,958
                                                                         ------------------------------------------------
               NET CASH (USED FOR) PROVIDED BY INVESTING ACTIVITIES          (276,383)         272,863          (889,397)
                                                                         ------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
Capital Contribution                                                               --               --           150,000
Net other cash provided (used)                                                 85,968          (47,982)          301,810
                                                                         ------------------------------------------------
                      NET CASH PROVIDED BY (USED FOR) FINANCING AND
                                           MISCELLANEOUS ACTIVITIES            85,968          (47,982)          451,810
                                                                         ------------------------------------------------
Net (decrease) increase in cash and short-term investments                    (85,560)          38,924           (92,531)
Cash and Short-Term Investments, Beginning of Year                            431,418          392,494           485,025
                                                                         ------------------------------------------------
                       CASH AND SHORT-TERM INVESTMENTS, END OF YEAR      $    345,858    $     431,418     $     392,494
                                                                         ------------------------------------------------
Note: Supplemental disclosures of cash flow information for
   non-cash transactions:
Common and Preferred stock acquired in satisfaction of debt                        --            2,173             2,885


              SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(IN THOUSANDS)
------------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements are prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

Current prescribed statutory accounting practices include the adoption of the NAIC's ACCOUNTING PRACTICES AND PROCEDURES MANUAL, effective January 1, 2001, as well as current state laws and regulations. A difference prescribed by Connecticut state law allows the Company to obtain a reinsurance reserve credit for a reinsurance treaty which provides for a limited right of unilateral cancellation by the reinsurer. The effects of this treaty are discussed in Note 5.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies, the liability for deposit type contracts and evaluation of other-than-temporary impairments. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to current year presentation.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles and GAAP differ in certain significant respects. These differences principally involve:

[1] treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

[2] recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

[3] development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at market value;

[4] excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the admitted assets, liabilities and surplus statement for statutory purposes by directly charging surplus;

[5] the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The

     Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

[6] establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

[7] the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

[8] the reporting of fixed maturities at amortized cost for NAIC classes 1-5 and the lower of amortized cost or fair value for NAIC class 6 for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity," "available-for-sale" or "trading," based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity, as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as changes in unrealized gains or losses in surplus under statutory accounting;

[9] for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis admitted assets, liabilities and surplus statement, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities must meet specific conditions to qualify as a separate account asset or liability. Amounts reported for separate accounts assets and liabilities are based upon the fair value of the underlying assets;

[10] the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

[11] deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income;

[12] comprehensive income and its components are not presented in statutory financial statements;

[13] for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP accounting derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

[14] embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted and reported separately.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                               2005            2004             2003
                                                                           ----------------------------------------------
GAAP Net Income                                                            $    288,133    $     450,396    $    281,211
Deferral and amortization of policy acquisition costs, net                     (252,771)        (389,629)       (501,010)
Change in unearned revenue reserve                                              120,513          108,301          12,367
Deferred taxes                                                                  (63,142)          43,719          43,304
Separate account expense allowance                                               25,180          168,013         511,608
Benefit reserve adjustment                                                       73,673          (14,581)         69,470
Prepaid reinsurance premium                                                      (1,861)          (9,068)        (11,809)
Reinsurance                                                                          --           (9,123)        (54,276)
Dividends received from affiliates                                                   --            2,000           9,000
Sales inducements                                                               (32,256)         (58,330)        (47,454)
Cumulative effect of GAAP accounting changes                                         --           31,151              --
Other, net                                                                       61,624          (66,170)        (37,579)
                                                                           ----------------------------------------------
                                                 STATUTORY NET INCOME      $    219,092    $     256,679    $    274,832
                                                                           ----------------------------------------------
GAAP Stockholder's Equity                                                  $  3,672,466    $   3,332,247    $  2,900,964
Deferred policy acquisition costs                                            (4,508,206)      (4,164,021)     (3,755,461)
Unearned revenue reserve                                                        524,372          408,737         327,144
Deferred taxes                                                                  383,486          481,245         422,680
Separate account expense allowance                                            1,946,328        1,920,061       1,755,474
Unrealized gains on investments                                                 (46,341)        (226,613)       (259,293)
Benefit reserve adjustment                                                      (46,363)         281,742         208,213
Asset valuation reserve                                                         (34,749)         (30,117)        (16,542)
Interest maintenance reserve                                                    (17,845)         (28,254)        (29,314)
Prepaid reinsurance premium                                                     (27,377)         (47,089)        (38,052)
Goodwill                                                                       (170,100)        (170,100)       (170,100)
Reinsurance ceded                                                              (200,192)        (200,222)       (108,922)
Other, net                                                                       14,787         (249,624)       (193,010)
                                                                           ----------------------------------------------
                                        STATUTORY CAPITAL AND SURPLUS      $  1,490,266    $   1,307,992    $  1,043,781
                                                                           ----------------------------------------------


AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.50% to 8.75% and using the Commissioner's Annuity Reserve Valuation Method .

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

As of December 31, 2005 and 2004, the Company had $5,867,604 and $4,126,520,
respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2005 and 2004 totaled $16,846 and $14,170, respectively.

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2005 (including general and separate account liabilities) are as follows

                                                                                                                % of
Subject to discretionary withdrawal:                                                             Amount         Total
                                                                                              -------------------------
With market value adjustment                                                                  $      41,123        0.1%
At book value, less current surrender charge of 5% or more                                        1,025,203        1.5%
At market value                                                                                  63,380,422       94.3%
                                                                                              -------------------------
                                                TOTAL WITH ADJUSTMENT OR AT MARKET VALUE         64,446,748       95.9%
                                                                                              -------------------------
At book value without adjustment (minimal or no charge or adjustment):                            2,705,002        4.0%
Not subject to discretionary withdrawal:                                                            277,110        0.4%
                                                                                              -------------------------
                                                                            TOTAL, GROSS         67,428,860      100.3%
                                                                                              -------------------------
Reinsurance ceded                                                                                   200,000       (0.3)%
                                                                                              -------------------------
                                                                              TOTAL, NET      $  67,228,860      100.0%
                                                                                              -------------------------


INVESTMENTS

Investments in bonds are carried at amortized cost except for those securities that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO"), which are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost, which approximates fair value. Unaffiliated common stocks are carried at fair value with the change in the difference from cost recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or NAIC market values depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Investments in common and preferred stocks of subsidiaries and affiliates of the Company are carried in accordance with Statement of Statutory Accounting Principles ("SSAP") No. 88 (Investment in Subsidiary, Controlled, and Affiliated Entities, A Replacement of SSAP No. 46) based on their underlying equity adjusted to a statutory basis. Mortgage loans on real estate are typically stated at the outstanding principal balance. Policy loans are carried at outstanding balance, which approximates fair value.

Interest income on bonds and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated principal repayments, if applicable. For bonds subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future principal repayments. The new effective yields used for fixed rate and variable rate loan-backed securities are recalculated on a retrospective and prospective basis, respectively. The Company has not elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on interest only securities is determined using the prospective method.

Prepayment fees on bonds and mortgage loans are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For partnership investments, income is earned when cash distributions of income are received. For bond investments, other than loan-backed securities, that have had an other-than-temporary impairment loss, income is earned on the effective yield method based upon the new cost basis and the amount and timing of future estimated cash flows.

Due and accrued investment income amounts over 90 days past due are non-admitted. The total amount of investment income due and accrued that is excluded from surplus at December 31, 2005 and 2004 is $0 and $2,067, respectively.

Net realized gains and losses from investment sales are determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $34,749 and $30,117 as of December 31, 2005, 2004 respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage loan sold. IMR is included as a component of Other Liabilities on the Admitted Assets, Liabilities and Surplus Statement. The IMR balances as of December 31, 2005 and 2004 were $17,845 and $28,254 respectively. The net capital (losses) gains captured in the IMR, net of taxes, in 2005, 2004 and 2003 were $(2,530), $6,582 and $9,641, respectively. The amount of expense amortized from the IMR net of taxes in 2005, 2004 and 2003 included in the Company's Statements of Operations, was $7,879, $7,642 and $6,029, respectively. Realized capital gains and losses, net of taxes not included in the IMR are reported in the Statement of Operations.

The Company's accounting policy requires that a decline in the value of a bond or equity security, that is not subject to SSAP No. 43 (Loaned-backed and Structured Securities), below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. If the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43 is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for further other-than-temporary impairments on an ongoing basis.

Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43 requires the Company to periodically update their best estimate of cash flows over the life of the security. If management determines that the estimated undiscounted cash flows of a security are less than its cost or amortized cost then an other-than-temporary impairment charge is recognized equal to the difference between the cost or amortized cost and estimated undiscounted cash flows of the security. The estimated undiscounted cash flows of the impaired investment become its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

Net realized capital losses included write-downs for other-than-temporary impairments on corporate and asset-backed fixed maturities and on equity securities of $2,219 and $0, and $1,838 and $5, for the years ended December 31, 2005 and 2004, respectively.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either; (a) the present value of the expected future cash flows discounted at the original effective interest rate, (b) the loan's observable market price or (c) the fair value of the collateral. Changes in valuation allowances are recorded in net realized capital gains and losses. The Company does not have a valuation reserve as of December 31, 2005 and 2004, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow or net investment in a foreign operation), replication, income generation, or held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86, "Accounting for Derivative Instruments and Hedging Income Generation and Replication (Synthetic Assets) Transactions." The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and State of New York insurance departments.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the Statements of Admitted Assets, Liabilities and Surplus as a derivative asset or liability, respectively, and amortized through net investment income over the life of the hedged item. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is adjusted into the basis of the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the admitted assets, liabilities and surplus statement as a derivative asset or liability, respectively, and amortized through net investment income over the life of the derivative. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the admitted assets, liabilities and surplus statement as a derivative liability and amortized through net investment income over the life of the derivative. Upon termination, any remaining derivative liability, along with any disposition payments are recorded to derivative capital gain or loss.

Derivatives held for other investment and risk management activities receive fair value accounting. The derivatives are carried on the admitted assets, liabilities and surplus statement at fair value and the changes in fair value are recorded in capital and surplus as unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income.

ADOPTION OF ACCOUNTING STANDARDS

SSAP NO. 88 -- INVESTMENTS IN SUBSIDIARY, CONTROLLED AND AFFILIATED ENTITIES (SSAP No. 88), was issued by the Statutory Accounting Issues Working Group of the NAIC's Accounting Practice and Procedures Task force during 2004. SSAP No.88 defines the appropriate valuation for subsidiaries and affiliates of insurance companies. It was effective on January 1, 2005, and did not have a material impact on the Company's financial statements.

3. INVESTMENTS:

For the years ended December 31,

(A) COMPONENTS OF NET INVESTMENT INCOME

                                                                                   2005           2004           2003
                                                                                -----------------------------------------
Interest income from bonds and short-term investments                           $   301,532    $  294,245     $  290,212
Interest income from policy loans                                                    22,418        18,432         18,620
Interest and dividends from other investments                                         9,901        17,497         26,071
                                                                                -----------------------------------------
Gross investment income                                                             333,851       330,174        334,903
Less: investment expenses                                                             6,923         5,493          4,162
                                                                                -----------------------------------------
                                                     NET INVESTMENT INCOME      $   326,928    $  324,681     $  330,741
                                                                                -----------------------------------------


(B) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                                                                   2005            2004          2003
                                                                                -----------------------------------------
Gross unrealized capital gains                                                  $   108,881     $  236,408    $  176,924
Gross unrealized capital losses                                                     (67,624)       (14,758)       (8,996)
                                                                                -----------------------------------------
Net unrealized capital gains                                                         41,257        221,650       167,928
Balance, beginning of year                                                          221,650        167,928        84,696
                                                                                -----------------------------------------
                   CHANGE IN NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS
                                                 AND SHORT-TERM INVESTMENTS     $  (180,393)    $   53,722    $   83,232
                                                                                -----------------------------------------


(C) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                                                                   2005            2004          2003
                                                                                -----------------------------------------
Gross unrealized capital gains                                                  $     1,002     $      558    $      376
Gross unrealized capital losses                                                     (31,653)       (31,533)      (30,877)
                                                                                -----------------------------------------
Net unrealized capital losses                                                       (30,651)       (30,975)      (30,501)
Balance, beginning of year                                                          (30,975)       (30,501)      (22,952)
                                                                                -----------------------------------------
                            CHANGE IN NET UNREALIZED CAPITAL GAINS (LOSSES)
                                                           ON COMMON STOCKS     $       324     $     (474)   $   (7,549)
                                                                                -----------------------------------------


(D) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                                                   2005            2004          2003
                                                                                -----------------------------------------
Bonds and short-term investments                                                $      (912)    $   21,229    $   12,602
Common stocks                                                                            --           (266)          657
Other invested assets                                                                (7,003)        (5,798)       (4,393)
                                                                                -----------------------------------------
Realized capital gains (losses)                                                      (7,915)        15,165         8,866
Capital gains tax (benefit) expense                                                  (5,439)        23,483        21,938
                                                                                -----------------------------------------
Net realized capital losses, after tax                                               (2,476)        (8,318)      (13,072)
Less: amounts transferred to IMR                                                     (2,530)         6,582         9,641
                                                                                -----------------------------------------
                             NET REALIZED CAPITAL GAINS (LOSSES), AFTER TAX     $        54     $  (14,900)   $  (22,713)
                                                                                -----------------------------------------

For the years ended December 31, 2005, 2004 and 2003, sales of bonds and short-term investments resulted in proceeds of $2,440,767, $1,868,164 and $2,523,341, gross realized capital gains of $18,351, $25,465 and $23,090, and gross realized capital losses of $19,087, $2,900 and $6,150 respectively, before transfers to the IMR.

For the years ended December 31, 2005, 2004 and 2003, sales of common and preferred stocks resulted in proceeds of $0, $1,814 and $4,031, gross realized capital gains of $0, $50 and $715, and gross realized capital losses of $0, $314 and $5, respectively.

(E) INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company may at any time use derivative instruments, including swaps, caps, floors, options, forwards and futures, in order to achieve one of four Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; to control transaction costs or to enter into income generation and replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow or net investment in a foreign operation), income generation, replication or held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and State of New York insurance departments.

Interest rate swaps and total return swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using the agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There is also periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value and fair value of derivative instruments used during the year are disclosed in the strategy discussions below. During the years 2005 and 2004, the Company did not transact in or hold any position related to net investment hedges in a foreign operation, replication transactions or income generating transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments at December 31, 2005 and 2004 were $6,094,961 and $1,455,253, respectively. The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third party data as inputs, broker quotations, or independent market quotations. The fair value of derivative instruments at December 31, 2005 and 2004 were $118,523 and $(29,914), respectively.

CASH-FLOW HEDGES

Interest rate swaps: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. The Company did not hedge forecasted transactions other than the interest payments on floating-rate securities. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2005 and 2004, interest rate swaps used in cash flow hedge relationships had a notional value of $270,000 and $220,000, respectively, and a fair value of $(5,887) and $(604), respectively, and a carrying value of $0.

Foreign currency swaps: Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in Euros and are swapped to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2005 and 2004 foreign currency swaps used in cash flow hedge relationships had a notional value of $124,803 and $129,492, respectively, and a fair value of $(8,008) and $(24,927), respectively, and a carrying value of $0.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

Interest rate caps and swaptions: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap and swaption contract in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. As of December 31, 2005 and 2004 interest rate caps and swaptions used to mitigate risk in a rising interest rate environment had a notional value of $1,016,000 and a fair value of $333 and $1,189, respectively, and a carrying value of $333 and $1,189, respectively. As of December 31, 2005 and 2004, the average fair value for interest rate caps and swaptions was $619 and $3,619, respectively in asset value. There were no realized gains and losses during the years 2005, 2004 and 2003.

Credit default and total return swaps: The Company enters into swap agreements in which the Company assumes or reduces credit exposure from an individual entity, referenced index or asset pool. As of December 31, 2005 and 2004, total return swaps had a notional value of $15,500 and $40,000, respectively, and a fair value of $(106) and $122, respectively, and a carrying value of $(106) and $122, respectively. As of December 31, 2005 and 2004 the average fair value for credit default and total return swaps was $(76) and $26, respectively in asset value. For the years ended December 31, 2005, 2004 and 2003, credit derivatives reported gains of $641, $28 and $0, respectively, in realized capital gains and losses.

Futures contracts, equity index options, total return and interest rate swap contracts: The Company enters into interest rate futures, Standard and Poor's ("S&P") 500, and NASDAQ index futures contracts and put and call options, as well as interest rate and total return Europe, Asia, and Far East swap contracts to hedge exposure to the volatility associated with the portion of the guaranteed minimum withdrawal benefit ("GMWB") liabilities which are not reinsured and periodically hedge anticipated GMWB new business. As of December 31, 2005 and 2004, derivative contracts in this strategy had a notional value of $3,525,973 and $0, respectively, and a fair value of $118,557 and $0, respectively, and a carrying value of $118,557 and $0, respectively. As of December 31, 2005 and 2004, the average fair value the derivative contracts in this strategy was $39,313 and $0, respectively. For the year ended December 31, 2005, derivative contracts in this strategy reported a loss of $(753) in realized capital gains and losses. There were no realized gains and losses during the years 2004 and 2003.

Equity index options: The Company purchased S&P 500 options contracts to economically hedge the statutory reserve impact of equity arising primarily from Guaranteed Minimum Death Benefits ("GMDB") obligation against a decline in the equity markets. As of December 31, 2005 and 2004, derivative contracts in this strategy had a notional value of $1,142,185 and $0, respectively, and a fair value of $13,456 and $0, respectively, and a carrying value of $13,456 and $0, respectively. As of December 31, 2005 and 2004, the average fair value the derivative contracts in this strategy was $1,121 and $0, respectively. There were no realized gains and losses during the years 2005, 2004 and 2003.

Foreign currency swaps, forwards and put and call options: The Company enters into foreign currency swaps and forwards, purchases foreign put options and writes foreign call options to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. As of December 31, 2005 and 2004, foreign currency swaps had a notional value of $0 and $49,262, respectively, and a fair value of $0 and $(5,902), respectively, and a carrying value of $0 and $(5,902), respectively. As of December 31, 2005 and 2004 the average fair value for foreign currency derivatives was $(1,517) and $(842), respectively in liability value. For the year ended December 31, 2005, derivative contracts in this strategy reported a loss of $(1,788) in realized capital gains and losses. There were no realized gains and losses during the years 2004 and 2003.

Warrants: During 2003, the Company received warrant contracts as part of a reinsurance treaty settlement. As of December 31, 2005 and 2004, the warrants had a notional value of $500 and a fair value of $178 and $208, respectively, and a carrying value of $178 and $208, respectively. As of December 31, 2005 and 2004, the average fair value of the warrants was $300 and $313, respectively. There were no realized gains and losses during the years 2005, 2004 and 2003.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk, which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of over-the-counter derivative contracts is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk.

Credit exposures are generally quantified daily and netted, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by the Company's internal compliance unit, reviewed frequently by senior management and reported to the Company's Finance Committee of the Board of Directors. The Company also maintains a policy of requiring all derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

(F) CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. The Company is not exposed to any credit concentration risk of a single issuer, excluding U.S. Government and government agency securities and wholly owned subsidiaries, greater than 10% of the Company's capital and surplus as of December 31, 2005.

(G) BONDS, SHORT-TERM INVESTMENTS, COMMON STOCKS AND PREFERRED STOCKS

                                                                                  DECEMBER 31, 2005
                                                            --------------------------------------------------------------
                                                             Statement         Gross           Gross          Estimated
                                                                             Unrealized      Unrealized          Fair
                                                               Value           Gains           Losses           Value
                                                            --------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. Government and government agencies and
   authorities:
   -- Guaranteed and sponsored                              $     14,009     $       14      $      (94)     $     13,929
   -- Guaranteed and sponsored -- asset backed                   670,257          1,326         (10,434)          661,149
States, municipalities and political subdivisions                 36,173            681            (299)           36,555
International governments                                         46,486          4,615            (564)           50,537
Public utilities                                                 429,209          7,123          (5,579)          430,753
All other corporate                                            2,519,951         70,032         (33,027)        2,556,956
All other corporate -- asset-backed                            1,699,360         25,090         (17,627)        1,706,823
Short-term investments                                           291,172             --              --           291,172
Parents, subsidiaries and affiliates                              61,725             --              --            61,725
                                                            --------------------------------------------------------------
                TOTAL BONDS AND SHORT-TERM INVESTMENTS      $  5,768,342     $  108,881      $  (67,624)     $  5,809,599
                                                            --------------------------------------------------------------


                                                                                  DECEMBER 31, 2005
                                                            --------------------------------------------------------------
                                                                               Gross            Gross         Estimated
                                                                             Unrealized      Unrealized          Fair
                                                                Cost           Gains           Losses           Value
                                                            --------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                                $      5,559     $     1,002     $       (8)     $      6,553
Common stock -- affiliated                                        36,884              --        (31,645)            5,239
                                                            --------------------------------------------------------------
                                   TOTAL COMMON STOCKS      $     42,443     $     1,002     $  (31,653)     $     11,792
                                                            --------------------------------------------------------------


                                                                                  DECEMBER 31, 2005
                                                            --------------------------------------------------------------
                                                                               Gross           Gross          Estimated
                                                             Statement       Unrealized      Unrealized          Fair
                                                               Value           Gains           Losses           Value
                                                            --------------------------------------------------------------
PREFERRED STOCKS
Preferred stock -- unaffiliated                             $     13,254     $       --      $     (318)     $     12,935
                                                            --------------------------------------------------------------
                                TOTAL PREFERRED STOCKS      $     13,254     $       --      $     (318)     $     12,935
                                                            --------------------------------------------------------------

                                                                                  DECEMBER 31, 2004
                                                            --------------------------------------------------------------
                                                             Statement         Gross           Gross          Estimated
                                                                             Unrealized      Unrealized          Fair
                                                               Value           Gains           Losses           Value
                                                            --------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. Government and government agencies and
   authorities:
   -- Guaranteed and sponsored                              $     29,257     $      211      $      (98)     $     29,370
   -- Guaranteed and sponsored -- asset backed                   476,051          5,071          (1,180)          479,942
International governments                                         41,802          4,721            (337)           46,186
Public utilities                                                 326,596         15,503            (878)          341,221
All other corporate                                            2,700,917        161,356          (7,801)        2,854,472
All other corporate -- asset-backed                            1,784,676         49,546          (4,464)        1,829,758
Short-term investments                                           189,332             --              --           189,332
Parents, subsidiaries and affiliates                              26,725             --              --            26,725
                TOTAL BONDS AND SHORT-TERM INVESTMENTS      $  5,575,356     $  236,408      $  (14,758)     $  5,797,006

                                                                                  DECEMBER 31, 2004
                                                            --------------------------------------------------------------
                                                                               Gross            Gross         Estimated
                                                                             Unrealized      Unrealized          Fair
                                                                Cost           Gains           Losses           Value
                                                            --------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                                $      5,346     $       558     $      (17)     $      5,887
Common stock -- affiliated                                        36,884              --        (31,516)            5,368
                                                            --------------------------------------------------------------
                                   TOTAL COMMON STOCKS      $     42,230     $       558     $  (31,533)     $     11,255
                                                            --------------------------------------------------------------


The statement value and estimated fair value of bonds at December 31, 2005 by estimated maturity year are shown below. Estimated maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates

                                                                  Statement        Estimated
                                                                    Value         Fair Value
                                                                -------------------------------
MATURITY
Due in one year or less                                         $     741,758    $     745,151
Due after one year through five years                               1,871,149        1,885,244
Due after five years through ten years                              2,017,974        2,033,176
Due after ten years                                                 1,137,461        1,146,028
                                                                -------------------------------
                                                      TOTAL     $   5,768,342    $   5,809,599
                                                                -------------------------------


At December 31, 2005 and 2004, securities with a statement value of $3,508 and $3,969, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

(H) MORTGAGE LOANS

The maximum and minimum lending rates for the Company's commercial mortgage loans outstanding during 2005 were 9.50% and 5.78%. During 2005, the Company did not reduce interest rates on any outstanding mortgage loans. For loans held at December 31, 2005, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 79.23%. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2005, the Company did not hold mortgages with interest more than 180 days past due. There were no impaired mortgage loans as of December 31, 2005 and 2004.

(I) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR

The total recorded investment in restructured loans, as of December 31, 2005 and 2004 was $0 and $1,207, respectively. The realized capital losses related to these loans, as of December 31, 2005 and 2004 were $0 and $157, respectively.

(J) FAIR VALUE OF FINANCIAL INSTRUMENTS

                                                                          2005                           2004
                                                               -----------------------------------------------------------
                                                                Statement      Estimated       Statement      Estimated
                                                                                  Fair                           Fair
                                                                  Value          Value           Value          Value
                                                               -----------------------------------------------------------
ADMITTED ASSETS
   Bonds and short-term investments                            $ 5,768,342    $  5,809,599    $ 5,575,356    $  5,797,006
   Common stocks                                                    11,792          11,792         11,255          11,255
   Preferred stocks                                                 13,254          12,935             --              --
   Policy loans                                                    323,911         323,911        310,520         310,520
   Mortgage loans                                                   98,529          99,287         69,626          78,851
   Derivative related assets                                       135,699         124,391          1,397           1,397
   Other invested assets                                            25,646          25,646         26,961          26,961
LIABILITIES
   Liability for Deposit Type Contracts                        $   100,325    $    100,325    $   121,745    $    121,745
   Derivative related liabilities                                    3,281           5,868          5,780          31,011
                                                               -----------------------------------------------------------


The following methods and assumptions were used to estimate the fair value of each class of financial instruments: the fair value for bonds, preferred stocks and common stocks are published by the NAIC or are determined by independent third party pricing service market quotations, independent broker quotations, or pricing matrices that use data provided by external sources; the amortized cost of short-term investments approximate fair value; the fair values of mortgage loans are estimated using discounted cash flow calculations based on current incremental lending rates for similar type loans; policy loans carrying amounts approximate fair value; the fair value of derivative instruments is based upon either independent market quotations for exchange traded derivative contracts and independent third party pricing sources or pricing valuation models which utilize independent third party data as inputs; investments in partnerships and trusts are based on external market valuations from partnership and trust management; and the fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

(K) SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned for a short period of time from the Company's portfolio to qualifying third parties, via a lending agent. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2005 and 2004, the fair value of the loaned securities was approximately $128,082 and $180,346, respectively, and was included in bonds in the Statements of Admitted Assets, Liabilities and Surplus. The Company retains a portion of the income earned from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $159 and $230, for the years ended December 31, 2005 and 2004, respectively, which was included in net investment income.

The Company also enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2005 and 2004, collateral pledged of $8,058 and $8,624, respectively, was included in bonds, on the Statements of Admitted Assets, Liabilities and Surplus.

As of December 31, 2005 and 2004, the Company had accepted collateral relating to the securities lending program and derivative instruments consisting of cash, U.S. Government and U.S. Government agency securities with a fair value of $202,196 and $183,321, respectively. At December 31, 2005 and 2004, cash collateral of $163,680 and $183,321, respectively, was invested and recorded in the Statements of Admitted Assets, Liabilities and Surplus in cash and short-term investments securities with a corresponding amount recorded in other liabilities. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2005 and 2004. As of December 31, 2005 and 2004, all collateral accepted was held in separate custodial accounts.

(L) SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see Note No. 2, Summary of Significant Accounting Policies. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in market value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2005 and 2004.

The following table presents cost or statement value, fair value, and unrealized losses for the Company's bonds and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2005.

                                                                     December 31, 2005
                            --------------------------------------------------------------------------------------------------
                                    Less Than 12 Months             12 Months or More                     Total
                            --------------------------------------------------------------------------------------------------
                            Amortized   Fair      Unrealized  Amortized  Fair     Unrealized   Amortized  Fair     Unrealized
                              Cost      Value       Losses       Cost    Value      Losses       Cost     Value      Losses
                            --------------------------------------------------------------------------------------------------
U.S. Gov't and Gov't
   agencies and
   authorities
  -- guaranteed and
    sponsored                $  10,334  $  10,315  $   (19)    $ 2,596   $ 2,521  $   (75)      $ 12,930  $  12,836   $   (94)
  -- guaranteed and
    sponsored
    -- asset-backed            432,499    424,183   (8,316)     58,018    55,900   (2,118)       490,517    480,083   (10,434)
States, municipalities
   and Political
   subdivisions                 11,173     10,875     (298)         --        --       --         11,173     10,874      (298)
International governments        5,206      5,119      (87)     11,024    10,547     (477)        16,230     15,666      (564)
Public utilities               170,756    166,127   (4,629)     26,193    25,243     (950)       196,949    191,370    (5,579)
All other corporate
   including
   international             1,014,471    988,970  (25,501)    190,306   182,781   (7,525)     1,204,777  1,171,750   (33,026)
All other corporate --
   asset-backed                682,612    670,729  (11,883)    215,025   209,281   (5,744)       897,637    880,010   (17,627)
                            --------------------------------------------------------------------------------------------------
   TOTAL FIXED MATURITIES    2,327,051  2,276,318  (50,733)    503,162   486,272  (16,890)     2,830,213  2,762,589   (67,623)
Common stock --
   unaffiliated                    491        488       (3)          5        --       (5)           496        488        (8)
Common stock --
   affiliated                       --         --       --      36,884     5,239  (31,645)        36,884      5,239   (31,645)
Preferred Stock
   --unaffiliated               13,253     12,935     (318)         --        --       --         13,253     12,935      (318)
                            --------------------------------------------------------------------------------------------------
             TOTAL EQUITY       13,744     13,423     (321)     36,889     5,239  (31,650)        50,633     18,662   (31,971)
                            --------------------------------------------------------------------------------------------------
         TOTAL SECURITIES   $2,340,795 $2,289,741 $(51,054)   $540,051  $491,511 $(48,540)    $2,880,846 $2,781,251  $(99,594)
                            --------------------------------------------------------------------------------------------------


The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a non-life insurance subsidiary which is stated at fair value in the Statements of Admitted Assets, Liabilities and Surplus. The Company does not have any current plans to dispose of this investment.

As of December 31, 2005, fixed maturities represented approximately 100% of the Company's total unrealized loss amount which was comprised of approximately 570 different securities. Approximately 93% of the total unrealized loss amount was comprised of securities with fair value to amortized cost ratios as of December 31, 2005 greater than 90%. The Company held no securities as of December 31, 2005 that were in an unrealized loss position in excess of $1,267.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 440 securities of which 96%, or $48,639, were comprised of securities with fair value to amortized cost ratios at or greater than 90%. The majority of these securities are investment grade securities depressed due to changes in interest rates from the date of purchase.

The securities depressed for twelve months or more as of December 31, 2005 were comprised of approximately 140 securities. Of the twelve months or more unrealized loss amount 96%, or $16,276, was comprised of securities with fair value to amortized cost ratios as of December 31, 2005 greater than 90%. The majority of the securities depressed for twelve months or more are investment grade securities depressed primarily due to changes in interest rates from the date of purchase.

The following table presents amortized cost, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004.

                                                                    December 31, 2004
                             --------------------------------------------------------------------------------------------
                                 Less Than 12 Months               12 Months or More                     Total
                             --------------------------------------------------------------------------------------------
                             Amortized  Fair     Unrealized  Amortized   Fair   Unrealized  Amortized    Fair    Unrealized
                               Cost     Value     Losses       Cost     Value    Losses       Cost      Value     Losses
                             ----------------------------------------------------------------------------------------------
U.S. Gov't and Gov't
   agencies and
   authorities
  -- guaranteed and
    sponsored                  $12,590  $12,492   $   (98)   $    --  $     --  $     --    $   12,590   $ 12,492  $   (98)
  -- guaranteed and
    sponsored
    -- asset-backed            157,272  156,301      (971)      6,714    6,505      (209)      163,986    162,806   (1,180)
International governments           --       --        --      10,517   10,180      (337)       10,517     10,180     (337)
Public utilities                29,873   29,638      (235)     16,122   15,479      (643)       45,995     45,117     (878)
All other corporate
   including international     373,010  367,665    (5,345)     65,001   62,545    (2,456)      438,011    430,210   (7,801)
All other corporate --
   asset-backed                423,586  419,730    (3,856)     26,610   26,002      (608)      450,196    445,732   (4,464)
                              ---------------------------------------------------------------------------------------------
    TOTAL FIXED MATURITIES     996,331  985,826   (10,505)    124,964  120,711    (4,253)    1,121,295  1,106,537  (14,758)
Common stock --
   unaffiliated                     --       --        --         696      679       (17)          696        679      (17)
Common stock -- affiliated          --       --        --      36,884    5,368   (31,516)       36,884      5,368  (31,516)
                              ---------------------------------------------------------------------------------------------
              TOTAL EQUITY          --       --        --      37,580    6,047   (31,533)       37,580      6,047  (31,533)
                              ---------------------------------------------------------------------------------------------
          TOTAL SECURITIES    $996,331 $985,826  $(10,505)   $162,544 $126,758  $(35,786)   $1,158,875 $1,112,584 $(46,291)
                              ---------------------------------------------------------------------------------------------


As part of the Company's ongoing security monitoring process by a committee of investment and accounting professionals, the Company has reviewed its investment portfolio and concluded that there were no additional other-than-temporary impairments as of December 31, 2005 and 2004. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified above were temporarily depressed.

The evaluation for other-than-temporary impairments is a quantitative and qualitative process, which is subject to risks and uncertainties in the determination of whether declines in the fair value of investments are other-than-temporary. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates.

4. INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member of the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company was filing a separate Federal income tax return.

(A) The components of the net deferred tax asset as of December 31, are as follows:

--------------------------------------------------------------------------------------------
                                                                                                   2005          2004
                                                                                                 ------------------------
Total of all deferred tax assets (admitted and non-admitted)                                     $ 539,349     $ 446,816
Total of all deferred tax liabilities                                                              (36,378)      (29,360)
                                                                                                 ------------------------
Net deferred assets                                                                                502,971       417,456
Net admitted deferred asset                                                                         87,160        97,105
                                                                                                 ------------------------
Total deferred tax assets non-admitted                                                           $ 415,811     $ 320,351
                                                                                                 ------------------------
Increase in deferred taxes non-admitted                                                          $  95,460     $   9,785
                                                                                                 ------------------------


(B)  Deferred tax liabilities are not recognized for the following amounts:

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and would be taxable only under conditions which management considered to be remote; therefore, no federal income taxes have been provided on the balance in this account. The American Jobs Creation Act of 2004, which was enacted in October 2004, allows distributions to be made from the Policyholders' Surplus Account free of tax in 2005 and 2006. The Company anticipates that, based on currently available information, this change will permanently eliminate the tax on this deferred income.

(C) The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities as of December 31, are as follows:

                                                                                      2005          2004         2003
                                                                                    -------------------------------------
Federal                                                                             $  42,463    $  (87,470)   $ (21,840)
                                                                                    -------------------------------------
Foreign                                                                                    --            --        1,885
                                                                                    -------------------------------------
Federal income tax on capital gains                                                    (5,439)       23,483       21,940
                                                                                    -------------------------------------
                                                 CURRENT INCOME TAXES INCURRED      $  37,024    $  (63,987)   $   1,985
                                                                                    -------------------------------------


The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

Deferred tax assets resulting from book/tax difference:

                                                                                      2005          2004         Change
                                                                                   ---------------------------------------
Reserves                                                                           $   53,335    $    44,480    $   8,855
Tax DAC                                                                               252,114        245,155        6,959
Bonds                                                                                   9,114          8,536          578
NOL carryforward/AMT credits                                                          168,737        114,164       54,573
Software project deferral                                                               2,763          2,763           --
Other                                                                                  53,286         31,718       21,568
                                                                                   ---------------------------------------
                                                    TOTAL DEFERRED TAX ASSETS      $  539,349    $   446,816    $  92,533
                                                                                   ---------------------------------------
                                             DEFERRED TAX ASSETS NON-ADMITTED      $  415,811    $   320,351    $  95,460
                                                                                   ---------------------------------------


Deferred tax liabilities resulting from book/tax difference:

                                                                                      2005          2004         Change
                                                                                    -------------------------------------
Bonds                                                                               $ (17,000)    $ (15,793)    $ (1,207)
Accrued deferred compensation                                                          (5,475)       (1,710)      (3,765)
Deferred and uncollected                                                              (13,010)      (11,237)      (1,773)
Other                                                                                    (893)         (620)        (273)
                                                                                    -------------------------------------
                                                 TOTAL DEFERRED TAX LIABILITIES     $ (36,378)    $ (29,360)    $ (7,018)
                                                                                    -------------------------------------


                                                                                       2005          2004        Change
                                                                                     ------------------------------------
Total deferred tax assets                                                            $ 539,349    $  446,816    $ 92,533
Total deferred tax liabilities                                                         (36,378)      (29,360)     (7,018)
                                                                                     ------------------------------------
Net deferred tax asset (liability)                                                   $ 502,971    $  417,456    $ 85,515
                                                                                     ------------------------------------
Less: Change in deferred tax on unrealized gains (losses)                                                          3,246
                                                                                     ------------------------------------
Change in net deferred income tax                                                                               $ 82,269
Less: Change in deferred tax on nonadmitted asset                                                                 14,932
                                                                                     ------------------------------------
Adjustment change in net deferred income tax                                                                    $ 67,337
                                                                                     ------------------------------------


(D) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities as of December 31, differs from the amount obtained by applying the Federal statutory rate of 35% to the Net Gain from Operations Before Federal Income Tax (Benefit) Expense for the following reasons:

                                                           Effective                  Effective                Effective
                                                              Tax                        Tax                      Tax
                                                 2005        Rate          2004          Rate        2003        Rate
                                              ---------------------------------------------------------------------------
Tax provision at statutory rate               $   89,641     35.0%      $    67,442     35.0%      $  96,886     35.0%
Tax preferred investments                       (114,783)   (44.8%)         (78,652)   (40.8%)       (69,159)   (25.0%)
Unrealized gains/(losses)                             --       --            (5,367)    (2.8%)            --       --
IMR adjustment                                    (3,643)    (1.4%)            (369)    (0.2%)            --       --
1998-2001 IRS audit                                   --       --          (102,502)   (53.2%)            --       --
Other                                             (1,526)    (0.6%)           3,872      2.0%          2,741      1.0%
                                              ---------------------------------------------------------------------------
                                   TOTAL      $  (30,311)   (11.8%)     $  (115,576)   (60.0%)     $  30,468     11.0%
                                              ---------------------------------------------------------------------------

                                                           Effective                  Effective                Effective
                                                              Tax                        Tax                      Tax
                                                 2005         Rate          2004         Rate         2003       Rate
                                               --------------------------------------------------------------------------
Federal and foreign income tax incurred        $  37,024      14.4%      $   (63,987)   (33.2)%     $   1,985      0.7%
Change in net deferred income taxes              (67,337)    (26.2)%         (51,589)   (26.8)%        28,483     10.3%
                                               --------------------------------------------------------------------------
             TOTAL STATUTORY INCOME TAXES      $ (30,311)    (11.8)%     $  (115,576)   (60.0)%     $  30,468     11.0%
                                               --------------------------------------------------------------------------


(E)  As of December 31, 2005, the Company had no operating loss carry forwards.

The following are year to date income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2005           $  41,532
2004           $   7,825
2003           $   1,985

(F) The Company's Federal income tax return is consolidated within The Hartford Financial Services Group, Inc. consolidated Federal income tax return. The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent available for use by the group. Intercompany tax balances are settled quarterly.

5. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were included in this reinsurance arrangement beginning in the first quarter of 2002 and, as such, the amounts ceded to RGA have increased. Additionally, the Company has a liability for funds held under coinsurance with RGA of $200,000 as of December 31, 2005 and 2004. The liability is included as a component of Other Liabilities on the Statements of Admitted Assets, Liabilities and Surplus.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the company to the reinsurer, and for which such obligation is not presently accrued is $236,814 in 2005, an increase of $16,816 from the 2004 balance of $219,998. The total amount of reinsurance credits taken for this agreement is $364,330 in 2005, an increase of $25,872 from the 2004 balance of $338,458.

In the third quarter of 2005, the Company entered into a reinsurance agreement with Hartford Life Insurance K.K. ("HLIKK"), a related party and subsidiary of Hartford Life, Inc. Through the reinsurance agreement, HLIKK agreed to cede and the Company agreed to reinsure 100% of the risks associated with the in-force and prospective guaranteed minimum income benefit ("GMIB") riders issued by HLIKK on its variable annuity business. In connection with accepting the GMIB risk for the in-force riders, the Company received premiums collected since inception by HLIKK related to the in-force riders of $38,462 and holds reserves of $38,957 . Prospectively, the Company will receive the rider premium collected by HLIKK and payable monthly in arrears. Depending on the underlying contract form, benefits are paid from the Company to HLIKK either on the guaranteed annuity commencement date when the contract holder's account value is less than the present value of minimum guaranteed annuity payments, or alternatively, during the annuitization phase, when the contract holder's account value is reduced to zero or upon death of the contract holder.

Effective July 7, 2003, the Company entered into an indemnity reinsurance arrangement with Hartford Life and Accident Company ("HLA"). Through this arrangement, the Company automatically ceded 100% of the guaranteed minimum withdrawal benefits incurred on variable annuity contracts that were otherwise not reinsured. During September 2005, the Company recaptured this indemnity reinsurance arrangement from HLA. As a result of the recapture, HLA transferred reserves of $83.3 million, along with hedging assets with a fair value of $126.5 million resulting in cash paid by the Company to HLA of $43.2 million. For the year ended December 31, 2004 and 2003, the amount of ceded premiums was $33,947 and $3,612, respectively. As of December 31, 2004 the reserve credit taken $37,018.

The amount of reinsurance recoverables from reinsurers was $14,593 and $15,488 at December 31, 2005 and 2004, respectively.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                               Direct         Assumed          Ceded             Net
                                                            --------------------------------------------------------------
2005
Aggregate Reserves for Life and Accident and Health
   Policies                                                 $  5,709,495    $  1,474,084    $ (1,033,127)   $   6,150,452
Policy and Contract Claim Liabilities                       $     21,717    $      9,087    $     (5,885)   $      24,919
Premium and Annuity Considerations                          $  9,133,178    $    270,423    $   (251,264)   $   9,152,337
Death, Annuity, Disability and Other Benefits               $    214,103    $    115,716    $    (49,707)   $     280,112
Surrenders and Other Fund Withdrawals                       $  7,991,353    $    624,025    $ (1,640,814)   $   6,974,564


                                                               Direct         Assumed          Ceded             Net
                                                            --------------------------------------------------------------
2004
Aggregate Reserves for Life and Accident and Health
   Policies                                                 $  5,626,098    $  1,483,460    $   (948,528)   $   6,161,030
Policy and Contract Claim Liabilities                       $     21,331    $     14,491    $     (8,942)   $      26,880
Premium and Annuity Considerations                          $ 11,712,335    $    259,653    $   (352,200)   $  11,619,788
Death, Annuity, Disability and Other Benefits               $    196,436    $    113,044    $    (40,442)   $     269,038
Surrenders and Other Fund Withdrawals                       $  6,150,801    $    584,474    $ (1,300,184)   $   5,435,091


                                                               Direct         Assumed          Ceded             Net
                                                            --------------------------------------------------------------
2003
Aggregate Reserves for Life and Accident and Health
   Policies                                                 $  5,671,324    $  1,511,423    $   (761,273)   $   6,421,474
Policy and Contract Claim Liabilities                       $     22,699    $     14,201    $     (9,066)   $      27,834
Premium and Annuity Considerations                          $ 12,173,716    $    287,413    $   (345,423)   $  12,115,706
Death, Annuity, Disability and Other Benefits               $    165,828    $    114,575    $    (37,015)   $     243,388
Surrenders and Other Fund Withdrawals                       $  4,904,307    $    546,275    $ (1,071,759)   $   4,378,823


6. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following presents premium and annuity considerations (deferred and uncollected) as of December 31,

                                                                                                     2005         2005
                                                                                                   -----------------------
                                                                                                                 Net of
                                                                                                     Gross       Loading
                                                                                                   -----------------------
TYPE
Ordinary New Business                                                                              $   3,309    $   3,798
Ordinary Renewal                                                                                      21,266       34,666
Group Life                                                                                                34           62
                                                                                                   -----------------------
                                                                                        TOTAL      $  24,609    $  38,526
                                                                                                   -----------------------


                                                                                                     2004         2004
                                                                                                   -----------------------
                                                                                                                 Net of
                                                                                                     Gross       Loading
                                                                                                   -----------------------
Type
Ordinary New Business                                                                              $   2,856    $   3,339
Ordinary Renewal                                                                                      18,614       29,980
Group Life                                                                                                37           68
                                                                                                   -----------------------
                                                                                        TOTAL      $  21,507    $  33,387
                                                                                                   -----------------------

7. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Investment management fees were allocated by Hartford Investment Management Company and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Indirect expenses may not be indicative of the costs that would have been incurred on a stand alone basis.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses may not be indicative of the costs that would have been incurred on a stand alone basis.

The Company has an agreement with Woodbury Financial Services ("WFS"), an indirect affiliate, to provide revenues so that WFS achieves break-even results on a pretax basis.

The Company has also invested in bonds of its indirect affiliate, Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd.

At December 31, 2005 and 2004, the Company reported $329 and $73,228, respectively, as a receivable from and $34,130 and $37,479, respectively, as a payable to parents, subsidiaries and affiliates. The terms of the settlement require that these amounts be settled generally within 30 days.

For additional information, see Notes 4, 5, 8 and 11.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees hired by The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $8,226, $31,786 and $8,599 for 2005, 2004 and 2003, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2005, 2004 or 2003.

Substantially all employees of the Company are eligible to participate in the Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by the Company. In addition, the Company allocates 1.5% of base salary to the plan for each eligible employee earning less than $90,000 and 0.5% of base salary for all other eligible employees. The cost allocated to the Company for the years ended December 31, 2005, 2004 and 2003 was $3,326, $3,842 and $2,727, respectively.

9. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, Federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. Dividends are paid as determined by the Board of Directors and are not cumulative. There were no dividends paid or declared in 2005, 2004 or 2003. The amount available for dividend in 2006 is approximately $115,883.

The portion of unassigned funds (surplus) represented or reduced by cumulative unrealized gains and losses is $20,861.

10. SEPARATE ACCOUNTS:

The Company maintained separate account assets totaling $68,323,841 and $62,885,610 as of December 31, 2005 and 2004, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $1,079,230, $903,907 and $625,780 for the years ended December 31, 2005, 2004 and 2003, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Nonguaranteed Separate Accounts as of December 31, 2005 is as follows:

                                                                                                               Total
                                                                                                           ---------------
1.   Premiums considerations or deposits for the year ended 2005                                           $    6,181,003
                                                                                                           ---------------
2.   Reserves @ year end
     I.   For accounts with assets at:
               Market value                                                                                    66,461,296
                                                                                                           ---------------
               Total reserves                                                                              $   66,461,296
                                                                                                           ---------------
     II.  By withdrawal characteristics:
               Subject to discretionary withdrawal                                                         $       51,280
               Market value                                                                                    66,305,288
                                                                                                           ---------------
          Subtotal                                                                                             66,356,568
          Not subject to discretionary withdrawal                                                                 104,728
                                                                                                           ---------------
                                                                                                 TOTAL     $   66,461,296
                                                                                                           ---------------


Below is the reconciliation of Net Transfers to (from) Separate Accounts as of December 31,:

                                                                               2005             2004            2003
                                                                           ----------------------------------------------
Transfer to Separate Accounts                                              $  6,181,003     $  8,453,455    $  7,624,097
Transfer from Separate Accounts                                              (5,041,408)      (2,862,330)     (1,077,533)
                                                                           ----------------------------------------------
Net Transfer to/(from) Separate Accounts                                      1,139,595        5,591,125       6,546,564
Internal Exchanges & Other Separate Account Activity                             52,973           56,855          54,447
                                                                           ----------------------------------------------
                              TRANSFER TO/(FROM) SEPARATE ACCOUNTS ON
                                          THE STATEMENT OF OPERATIONS      $  1,192,568     $  5,647,980    $  6,601,011
                                                                           ----------------------------------------------


11. COMMITMENTS AND CONTINGENT LIABILITIES:

(A) LITIGATION

The Company is or may become involved in various legal actions in the ordinary course of its business, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the Company.

BROKER COMPENSATION LITIGATION -- In June 2004, The Hartford received a subpoena from the New York Attorney General's Office in connection with its inquiry into compensation arrangements between brokers and carriers. In mid-September 2004 and subsequently, The Hartford has received additional subpoenas from the New York Attorney General's Office, which relate more specifically to possible anti-competitive activity among brokers and insurers. In October through December 2004, The Hartford received subpoenas or other information requests from Attorneys General and regulatory agencies in more than a dozen jurisdictions regarding broker compensation and possible anti-competitive activity. The Hartford may receive additional subpoenas and other information requests from Attorneys General or other regulatory agencies regarding similar issues. The Hartford also has received a subpoena from the New York Attorney General's Office requesting information related to In addition, The Hartford has received a request for information from the New York Attorney General's Office concerning The Hartford's compensation arrangements in connection with the administration of workers compensation plans. The Hartford intends to continue cooperating fully with these investigations, and is conducting an internal review, with the assistance of outside counsel, regarding the issues under investigation.

On October 14, 2004, the New York Attorney General's Office filed a civil complaint (the "NYAG Complaint") against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh"). The complaint alleges, among other things, that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them. The Hartford is not joined as a defendant in the action. Although no regulatory action has been initiated against The Hartford in connection with the allegations described in the civil complaint, it is possible that the New York Attorney General's Office or one or more other regulatory agencies may pursue action against The Hartford or one or more of its employees in the future. The potential timing of any such action is difficult to predict. If such an action is brought, it could have a material adverse effect on the Company. Since the filing of the NYAG Complaint, several private actions have been filed against The Hartford asserting claims arising from the allegations of the NYAG Complaint. The Hartford and the individual defendants dispute the allegations and intend to defend these actions vigorously.

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The potential timing of any resolution of any of these matters or the initiation of any formal action by any of these regulators is difficult to predict. HLI recorded a charge of $66, after-tax, to establish a reserve for the market timing and directed brokerage matters in the first quarter of 2005. Based on recent developments, HLI recorded an additional charge of $36, after-tax, in the fourth quarter of 2005. This reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, as well as the tax-deductibility of payments, it is possible that the ultimate cost to HLI of these matters could exceed the reserve by an amount that would have a material adverse effect on HLI's consolidated results of operations or cash flows in a particular quarterly or annual period. It is reasonably possible that the Company may ultimately be liable for all or a portion of the ultimate cost to HLI. However, the ultimate liability of the Company is not reasonably estimable at this time. The Company continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.

(B) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty association for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $1,450 $1,268 and $2,029 in 2005, 2004 and 2003, respectively, of which $1,020, $762 and $619 in 2005, 2004 and 2003, respectively, increased the creditable amount against premium taxes. The Company has a guaranty fund receivable of $4,184 and $3,348 as of December 31, 2005 and 2004, respectively.

(C) LEASES

As discussed in Note 7, transactions with The Hartford include rental of facilities and equipment. The rent paid by the Company to The Hartford for space occupied by The Hartford's life insurance companies was $16,470, $16,738 and $8,164 in 2005, 2004 and 2003, respectively. Future minimum rental commitments are as follows:

2006                       $ 15,564
2007                         14,353
2008                         12,266
2009                         10,620
2010                          9,538
Thereafter                    3,812
                           ---------
Total                      $ 66,153
                           ---------


The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2010, and amounted to $12,860 $5,574 and $3,195 in 2005, 2004 and 2003, respectively.

(D) TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The IRS began its audit of the 2002-2003 tax years in 2005 and is in the examination phase. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from future tax examinations and other tax-related matters for all open tax years. During 2004, the IRS completed its examination of the 1998-2001 tax years, and the IRS and the Company agreed upon all adjustments. As a result, the Company booked a $102,502 tax benefit to reflect the impact of the audit settlement on tax years prior to 2004. The benefit relates primarily to the separate account DRD and interest.

The separate account DRD is estimated for the current year using information from the most recent year-end, adjusted for projected equity market performance. The estimated DRD is generally updated in the third quarter for the provision-to-filed-return adjustments, and in the fourth quarter based on known actual mutual fund distributions and fee income from The Hartford's variable insurance products. The actual current year DRD can vary from the estimates based on, but not limited to, changes in eligible dividends received by the mutual funds, amounts of distributions from these mutual funds, appropriate levels of taxable income as well as the utilization of capital loss carry forwards at the mutual fund level.

(E) FUNDING OBLIGATION

At December 31, 2005, the Company had an outstanding commitment totaling $4,000 related to a mortgage loan funding that has commitment period that expires in less than one year.

                                    *****

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                   SCHEDULE I  --  SELECTED FINANCIAL DATA
                             DECEMBER 31, 2005
               (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

INVESTMENT INCOME EARNED:
   U.S. Government Bonds                                                                                    $      3,596
   Bonds Exempt from U.S. Tax                                                                                         22
   Other Bonds (unaffiliated)                                                                                    291,104
   Bonds of Affiliates                                                                                             1,776
   Preferred Stocks (unaffiliated)                                                                                   656
   Preferred Stocks of affiliates                                                                                     --
   Common Stocks (unaffiliated)                                                                                      213
   Common Stocks of affiliates                                                                                        --
   Mortgage Loans                                                                                                  4,933
   Real Estate                                                                                                     2,107
   Contract loans                                                                                                 22,418
   Cash/short-term Investments                                                                                     5,035
   Derivative Instruments                                                                                          2,083
   Other Invested Assets                                                                                              --
   Aggregate Write-ins for Investment Income                                                                         (92)
                                                                                                            -------------
                                                                               GROSS INVESTMENT INCOME           333,851
   Less: Investment Expenses                                                                                       6,923
                                                                                                            -------------
                                                                                 NET INVESTMENT INCOME      $    326,928
                                                                                                            -------------

REAL ESTATE OWNED -- BOOK VALUE LESS ENCUMBRANCES:                                                          $     25,425
                                                                                                            -------------

MORTGAGE LOANS -- BOOK VALUE:
   Farm Mortgages                                                                                           $         --
   Residential Mortgages                                                                                              --
   Commercial Mortgages                                                                                           98,529
                                                                                                            -------------
                                                                                  TOTAL MORTGAGE LOANS      $     98,529
                                                                                                            -------------

MORTGAGE LOANS BY STANDING -- BOOK VALUE:
   Good Standing                                                                                            $     98,529
   Good Standing with Restructured Terms                                                                              --
   Interest Overdue More Than 90 Days                                                                                 --
   Not In Foreclosure                                                                                                 --
   Foreclosure In Process                                                                                             --
                                                                                                            -------------
OTHER LONG TERM ASSETS -- STATEMENT VALUE:                                                                  $          1
                                                                                                            -------------

COLLATERAL LOANS                                                                                            $         --
                                                                                                            -------------

BONDS AND STOCKS OF PARENTS, SUBSIDIARIES AND AFFILIATES -- BOOK VALUE:
   Bonds                                                                                                    $     61,725
   Preferred Stocks                                                                                                   --
   Common Stocks                                                                                                   5,239

BONDS AND SHORT-TERM INVESTMENTS BY MATURITY AND CLASS:
By Maturity -- Statement Value
   Due within one year or less                                                                              $    741,758
   Over 1 year through 5 years                                                                                 1,871,149
   Over 5 years through 10 years                                                                               2,017,974
   Over 10 years through 20 years                                                                                554,715
   Over 20 years                                                                                                 582,746
                                                                                     TOTAL BY MATURITY      $  5,768,342

By Class -- Statement Value
   Class 1                                                                                                  $  4,022,551
   Class 2                                                                                                     1,555,069
   Class 3                                                                                                       174,941
   Class 4                                                                                                        14,980
   Class 5                                                                                                           193
   Class 6                                                                                                           609
                                                                                        TOTAL BY CLASS      $  5,768,342
Total Publicly Traded                                                                                       $  4,328,795
Total Privately Placed                                                                                         1,439,547
                                                                                   TOTAL BY MAJOR TYPE      $  5,768,342

INVESTMENT BALANCES:
   Preferred Stocks -- Statement Value                                                                      $     13,254
   Common Stocks -- Market Value                                                                                  11,792
   Short-Term Investments -- Book Value                                                                          291,172
   Options, Caps, and Floors Owned -- Statement Value                                                            129,035
   Options, Caps, and Floors Written and Inforce -- Statement Value                                                   --
   Collar, Swap, and Forward Agreements Open -- Statement Value                                                    3,383
   Financial Futures Contracts Open -- Current Value                                                             242,442
   Cash on Deposit                                                                                                30,266
   Cash Equivalents                                                                                               24,420

LIFE INSURANCE IN FORCE:
   Industrial                                                                                               $         --
   Ordinary                                                                                                   75,456,572
   Credit Life                                                                                                        --
   Group Life                                                                                                    230,122

AMOUNT OF ACCIDENTAL DEATH INSURANCE IN FORCE UNDER:
   Ordinary Policies                                                                                        $     61,408

POLICIES WITH DISABILITY PROVISIONS IN FORCE:
   Industrial                                                                                               $         --
   Ordinary                                                                                                    5,579,085
   Credit Life                                                                                                        --
   Group Life                                                                                                      6,701

SUPPLEMENTARY CONTRACTS IN FORCE:
Ordinary -- Not Involving Life Contingencies
   Amount on Deposit                                                                                        $         --
   Income Payable                                                                                                     --

Ordinary -- Involving Life Contingencies
   Amount on Deposit                                                                                        $         --
   Income Payable                                                                                                  3,590

Group -- Not Involving Life Contingencies
   Amount on Deposit                                                                                        $         --
   Income Payable                                                                                                     --

Group -- Involving Life Contingencies
   Amount on Deposit                                                                                        $         --
   Income Payable                                                                                                     --

ANNUITIES:
Ordinary:
   Immediate -- Amount of Income Payable                                                                    $     56,505
   Deferred -- Fully Paid Account Balance                                                                     70,275,676
   Deferred -- Not Fully Paid  --  Account Balance                                                                69,461

Group:
   Amount of Income Payable                                                                                 $         93
   Fully Paid Account Balance                                                                                    472,192
   Not Fully Paid -- Account Balance                                                                                  --

ACCIDENT AND HEALTH INSURANCE -- PREMIUMS IN FORCE:
   Ordinary                                                                                                 $      1,373
   Group                                                                                                              --
   Credit                                                                                                             --

DEPOSIT FUNDS AND DIVIDEND ACCUMULATIONS:
   Deposit Funds -- Account Balance                                                                         $     42,854
   Dividend Accumulations -- Account Balance                                                                         137

2005 CLAIM PAYMENTS:
Group Accident & Health
   2005                                                                                                     $         --
   2004                                                                                                               --
   2003                                                                                                               --
   2002                                                                                                               --
   2001                                                                                                               --
   Prior                                                                                                              --

Other Accident & Health
   2005                                                                                                     $      1,017
   2004                                                                                                              219
   2003                                                                                                              169
   2002                                                                                                               54
   2001                                                                                                               59
   Prior                                                                                                             796

Other Coverages that use Development Methods to Calculate Claim Reserves
   2005                                                                                                     $         --
   2004                                                                                                               --
   2003                                                                                                               --
   2002                                                                                                               --
   2001                                                                                                               --
   Prior                                                                                                              --

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                 SCHEDULE II -- SUMMARY INVESTMENT SCHEDULE
                             DECEMBER 31, 2005
               (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                                       DMITTED ASSETS AS
                                                                                 GROSS INVESTMENT       REPORTED IN THE
                                                                                     HOLDINGS         AANNUAL STATEMENT
                                                                                ------------------------------------------
                                                                                 Amount     Percent    Amount     Percent
                                                                                ------------------------------------------
INVESTMENT CATEGORIES
1.   Bonds
     1.1  U.S treasury securities                                               $  14,009      0.2    $  14,009      0.2
     1.2  U.S government agency and corporate obligations (excluding mortgage-backed securities):
          1.21 Issued by U.S. government agencies                                      --       --           --       --
          1.22 Issued by U.S. government sponsored agencies                            --       --           --       --
     1.3  Foreign government (Including Canada, excluding mortgage-backed
          securities)                                                              42,005      0.7       42,005      0.7
     1.4  Securities issued by states, territories and possessions and political subdivisions general obligations:
          1.41 State, territories and possessions general obligations               1,173      0.0        1,173      0.0
          1.42 Political subdivisions of states, territories & possessions &
               political subdivisions general obligations                              --       --           --       --
          1.43 Revenue and assessment obligations                                  35,000      0.5       35,000      0.5
          1.44 Industrial development and similar obligations                          --       --           --       --
     1.5  Mortgage-backed securities (includes residential and commercial
          MBS):
          1.51 Pass-through securities:
               1.511  Issued or guaranteed by GNMA                                 29,251      0.5       29,251      0.5
               1.512  Issued or guaranteed by FNMA and FHLMC                      591,995      9.2      591,995      9.2
               1.513  Privately issued                                                 --       --           --       --
          1.52 CMOs and REMICs:
               1.521  Issued or guaranteed by GNMA, FNMA, FHLMC or VA              49,033      0.8       49,033      0.8
               1.522  Issued by non-U.S. Government issuers and
                      collateralized by mortgage-backed securities issued or
                      guaranteed by agencies shown in Line 1.521                       --       --           --       --
               1.523  All other privately issued                                1,693,631     26.3    1,693,631     26.3
2.   Other debt and other fixed income securities (excluding short-term):
     2.1  Unaffiliated domestic securities (includes credit tenant loans
          rated by SVO)                                                         2,584,250     40.2    2,584,250     40.2
     2.2  Unaffiliated foreign securities                                         375,098      5.8      375,098      5.8
     2.3  Affiliated securities                                                    61,725      1.0       61,725      1.0
3.   Equity Interests:
     3.1  Investment in mutual funds                                                6,553      0.1        6,553      0.1
     3.2  Preferred stocks:
          3.21 Affiliated                                                          13,254      0.2       13,254      0.2
          3.22 Unaffiliated                                                            --       --           --       --
     3.3  Publicly traded equity securities (excluding preferred stocks):
          3.31 Affiliated                                                              --       --           --       --
          3.32 Unaffiliated                                                            --       --           --       --
     3.4  Other equity securities:
          3.41 Affiliated                                                           5,239      0.1        5,239      0.1
          3.42 Unaffiliated                                                            --       --           --       --
     3.5  Other equity securities including tangible personal property under lease:
          3.51 Affiliated                                                              --       --           --       --
          3.52 Unaffiliated                                                            --       --           --       --
4.   Mortgage loans:
     4.1  Construction and land development                                            --       --           --       --
     4.2  Agricultural                                                                 --       --           --       --
     4.3  Single family residential properties                                         --       --           --       --
     4.4  Multifamily residential properties                                           --       --           --       --
     4.5  Commercial loans                                                         98,529      1.5       98,529      1.5
     4.6  Mezzanine real estate loans                                                  --       --           --       --
5.   Real estate investments:
     5.1  Property occupied by company                                             25,425      0.4       25,425      0.4
     5.2  Property held for production of income                                       --       --           --       --
     5.3  Property held for sale                                                       --       --           --       --
6.   Policy loans                                                                 323,911      5.0      323,911      5.0
7.   Receivables for securities                                                       219      0.0          219      0.0
8.   Cash, cash equivalents and short-term investments                            345,858      5.4      345,858      5.4
9.   Other invested assets                                                        135,701      2.1      135,701      2.1
                                                                                -----------------------------------------
10.  TOTAL INVESTED ASSETS                                                      $6,431,859   100.0    $6,431,859   100.0
                                                                                -----------------------------------------

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
              SCHEDULE III -- INVESTMENT RISKS INTERROGATORIES
                                 DUE APRIL 1
                    FOR THE YEAR ENDED DECEMBER 31, 2005
               OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
             ADDRESS (CITY, STATE, ZIP CODE): SIMSBURY, CT 06089

NAIC Group Code              0091      NAIC Company Code           71153        Employer's ID Number        39-1052598

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements. Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments.

1.   Reporting entity's total admitted assets as reported on
     Page 2 of this annual statement.                                                                 $  6,776,645,754

2.   Ten largest exposures to a single
     issuer/borrower/investment.

                              1                                       2                 3                    4
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         Percentage
                                                                 Description                              of Total
Issuer                                                           of Exposure          Amount          Admitted Assets
---------------------------------------------------------------  ------------  ---------------------  -----------------
     2.01    JP Morgan Chase & Co                                Bond          $         70,449,118              1.040%
     2.02    HL Investment Advisers                              Bond          $         61,725,036              0.911%
     2.03    Core Investment Grade Bond Trust                    Bond          $         48,970,388              0.723%
     2.04    Morgan Stanley Tracers                              Bond          $         48,359,641              0.714%
     2.05    Hutchison Whampoa Limited                           Bond          $         48,131,779              0.710%
     2.06    CIT Group                                           Bond          $         43,149,726              0.637%
     2.07    MBNA Master Credit Card Tr                          Bond          $         36,867,142              0.544%
     2.08    Wyeth                                               Bond          $         36,293,160              0.536%
     2.09    Progress Energy Inc                                 Bond          $         36,223,305              0.535%
     2.10    Credit Suisse Group                                 Bond          $         35,976,562              0.531%

3. Amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC rating.

Bonds                                                                                   1                    2
-----------------------------------------------------------------------------------------------------------------------
     3.01    NAIC-1                                                            $      4,022,551,020             59.359%
     3.02    NAIC-2                                                            $      1,555,068,049             22.947%
     3.03    NAIC-3                                                            $        174,940,978              2.582%
     3.04    NAIC-4                                                            $         14,980,333              0.221%
     3.05    NAIC-5                                                            $            193,216              0.003%
     3.06    NAIC-6                                                            $            608,473              0.009%

Preferred Stocks                                                                        3                    4
-----------------------------------------------------------------------------------------------------------------------
     3.07    P/RP-1                                                                                              0.000%
     3.08    P/RP-2                                                            $         13,253,576              0.196%
     3.09    P/RP-3                                                            $                                 0.000%
     3.10    P/RP-4                                                            $                                 0.000%
     3.11    P/RP-5                                                            $                                 0.000%
     3.12    P/RP-6                                                            $                                 0.000%

4. Assets held in foreign investments:
     4.01    Are assets held in foreign investments less than
             2.5% of the reporting entity's total admitted
             assets?                                                                        Yes / /             No |X|
     4.02    Total admitted assets held in foreign investments                 $        628,066,322              9.268%
     4.03    Foreign-currency-denominated investments                          $        114,798,997              1.694%
     4.04    Insurance liabilities denominated in that same
             foreign currency                                                  $                                 0.000%
     If response to 4.01 above is yes, responses are not
     required for interrogatories 5-10.

5.   Aggregate foreign investment exposure categorized by
     NAIC sovereign rating:
                                                                                        1                    2
                                                                               ----------------------------------------
     5.01    Countries rated NAIC-1                                            $        628,066,322              9.268%
     5.02    Countries rated NAIC-2                                            $                                 0.000%
     5.03    Countries rated NAIC-3 or below                                   $                                 0.000%

6.   Two largest foreign investment exposures to a single
     country, categorized by the country's NAIC sovereign
     rating:
                                                                                        1                    2
                                                                               ----------------------------------------
Countries rated NAIC-1:
     6.01    Country: United Kingdom                                           $        132,363,784              1.953%
     6.02    Country: Netherlands                                              $         82,874,156              1.223%

Countries rated NAIC-2:
     6.03    Country:                                                          $                                 0.000%
     6.04    Country:                                                          $                                 0.000%

Countries rated NAIC-3 or below:
     6.05    Country:                                                          $                                 0.000%
     6.06    Country:                                                          $                                 0.000%

                                                                                        1                    2
                                                                               ----------------------------------------
7.   Aggregate unhedged foreign currency exposure:                             $                                 0.000%

8.   Aggregate unhedged foreign currency exposure categorized
     by NAIC sovereign rating:
     8.01    Countries rated NAIC-1                                            $                                 0.000%
     8.02    Countries rated NAIC-2                                            $                                 0.000%
     8.03    Countries rated NAIC-3 or below                                   $                                 0.000%

9.   Two largest unhedged foreign currency exposures to a
     single country, categorized by the country's NAIC
     sovereign rating:
                                                                                        1                    2
                                                                               ----------------------------------------
Countries rated NAIC-1:
     9.01    Country:                                                          $                                 0.000%
     9.02    Country:                                                          $                                 0.000%

Countries rated NAIC-2:
     9.03    Country:                                                          $                                 0.000%
     9.04    Country:                                                          $                                 0.000%

Countries rated NAIC-3 or below:
     9.05    Country:                                                          $                                 0.000%
     9.06    Country:                                                          $                                 0.000%

10.  Ten largest non-sovereign (i.e. non-governmental)
     foreign issues:
                              1                                       2                 3                    4
-----------------------------------------------------------------------------------------------------------------------
Issuer                                                           NAIC Rating
---------------------------------------------------------------  ------------------------------------------------------
     10.01   HUTCHISON WHAMPOA LIMITED                           1FE           $         43,136,111              0.637%
     10.02   EDIZIONE HOLDING                                    1FE           $         24,980,047              0.369%
     10.03   FRANCE TELECOM                                      1FE           $         24,941,627              0.368%
     10.04   NORSKE SKOGINDUSTRIER ASA                           2FE           $         24,677,059              0.364%
     10.05   BNP PARIBAS                                         1FE           $         24,049,487              0.355%
     10.06   KBC GROUPE                                          1FE           $         21,207,646              0.313%
     10.07   BT GROUP PLC                                        1FE           $         20,209,280              0.298%
     10.08   HUNTER DOUGLAS NV                                   1             $         20,000,000              0.295%
     10.09   SCOTTISH POWER PLC                                  2FE           $         19,896,647              0.294%
     10.10   TELEFONICA SA                                       1FE           $         18,634,071              0.275%

11.  Amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and
     unhedged Canadian currency exposure:
     11.01   Are assets held in Canadian investments less
             than 2.5% of the reporting entity's total
             admitted assets?                                                               Yes / /             No |X|
             If response to 11.01 is yes, detail is not
             required for the remainder of Interrogatory 11.
     11.02   Total admitted assets held in Canadian
             Investments                                                       $        201,239,073              2.970%
     11.03   Canadian currency-denominated investments                         $         10,000,000              0.148%
     11.04   Canadian-denominated insurance liabilities                        $                                 0.000%
     11.05   Unhedged Canadian currency exposure                               $                                 0.000%

12.  Report aggregate amounts and percentages of the
     reporting entity's total admitted assets held in
     investments with contractual sales restrictions.
     12.01   Are assets held in investments with contractual
             sales restrictions less than 2.5% of the
             reporting entity's total admitted assets?                                      Yes |X|             No / /
             If response to 12.01 is yes, responses are not
             required for the remainder of Interrogatory 12.

                              1                                                         2                    3
-----------------------------------------------------------------------------------------------------------------------
     12.02   Aggregate statement value of investments with                     $                                 0.000%
             contractual sales restrictions:
     12.03                                                                     $                                 0.000%
     12.04                                                                     $                                 0.000%
     12.05                                                                     $                                 0.000%

13.  Amounts and percentages of admitted assets held in the
     largest 10 equity interests:
     13.01   Are assets held in equity interest less than
             2.5% of the reporting entity's total admitted
             assets?                                                                        Yes |X|             No / /
             If response to 13.01 above is yes, responses are
             not required for the remainder of Interrogatory
             13.

                              1                                                         2                    3
-----------------------------------------------------------------------------------------------------------------------
Name of Issuer
---------------------------------------------------------------
     13.02                                                                     $                                 0.000%
     13.03                                                                     $                                 0.000%
     13.04                                                                     $                                 0.000%
     13.05                                                                     $                                 0.000%
     13.06                                                                     $                                 0.000%
     13.07                                                                     $                                 0.000%
     13.08                                                                     $                                 0.000%
     13.09                                                                     $                                 0.000%
     13.10                                                                     $                                 0.000%
     13.11                                                                     $                                 0.000%
14.  Amounts and percentages of the reporting entity's total admitted assets held in nonaffiliated, privately placed
     equities:
     14.01   Are assets held in nonaffiliated, privately
             placed equities less than 2.5% of the reporting
             entity's total admitted assets?                                                Yes |X|             No / /
             If response to 14.01 above is yes, responses are
             not required for the remainder of Interrogatory
             14.

                              1                                                         2                    3
-----------------------------------------------------------------------------------------------------------------------
     14.02   Aggregate statement value of investments held in                  $                                 0.000%
             nonaffiliated, privately placed equities:
             Largest 3 investments held in nonaffiliated,
             privately placed equities:
     14.03                                                                     $                                 0.000%
     14.04                                                                     $                                 0.000%
     14.05                                                                     $                                 0.000%
15.  Amounts and percentages of the reporting entity's total admitted assets held in general partnership interests:
     15.01   Are assets held in general partnership interests
             less than 2.5% of the reporting entity's total
             admitted assets?                                                               Yes |X|             No / /
             If response to 15.01 above is yes, responses are
             not required for the remainder of Interrogatory
             15.

                              1                                                         2                       3
-----------------------------------------------------------------------------------------------------------------------
     15.02   Aggregate statement value of investments held in                  $                                 0.000%
             general partnership interests:
             Largest 3 investments in general partnership
             interests:
     15.03                                                                     $                                 0.000%
     15.04                                                                     $                                 0.000%
     15.05                                                                     $                                 0.000%
16.  Amounts and percentages of the reporting entity's total admitted assets held in mortgage loans:
     16.01   Are mortgage loans reported in Schedule B less
             than 2.5% of the reporting entity's total
             admitted assets?                                                               Yes |X|             No / /
             If response to 16.01 above is yes, responses are
             not required for the remainder of Interrogatory
             16 and Interrogatory 17.

                              1                                                         2                    3
-----------------------------------------------------------------------------------------------------------------------
Type (Residential, Commercial, Agricultural)
---------------------------------------------------------------
     16.02                                                                     $                                 0.000%
     16.03                                                                     $                                 0.000%
     16.04                                                                     $                                 0.000%
     16.05                                                                     $                                 0.000%
     16.06                                                                     $                                 0.000%
     16.07                                                                     $                                 0.000%
     16.08                                                                     $                                 0.000%
     16.09                                                                     $                                 0.000%
     16.10                                                                     $                                 0.000%
     16.11                                                                     $                                 0.000%

Amount and percentage of the reporting entity's total
   admitted assets held in the following categories of
   mortgage loans:
                                                                                      Loans
                                                                               ----------------------------------------
     16.12   Construction loans                                                $                                 0.000%
     16.13   Mortgage loans over 90 days past due                              $                                 0.000%
     16.14   Mortgage loans in the process of foreclosure                      $                                 0.000%
     16.15   Mortgage loans foreclosed                                         $                                 0.000%
     16.16   Restructured mortgage loans                                       $                                 0.000%

17.  Aggregate mortgage loans having the
     following loan-to-value ratios as
     determined from the most current
     appraisal as of the annual statement
     date:

Loan-to-value                                    Residential             Commercial                Agricultural
                                               1           2          3            4              5            6
                                             --------------------------------------------------------------------------
     17.01   above 95%                       $              0.000%        $          0.000%            $         0.000%
     17.02   91% to 95%                      $              0.000%        $          0.000%            $         0.000%
     17.03   81% to 90%                      $              0.000%        $          0.000%            $         0.000%
     17.04   71% to 80%                      $              0.000%        $          0.000%            $         0.000%
     17.05   below 70%                       $              0.000%        $          0.000%            $         0.000%
18.  Amounts and percentages of the
     reporting entity's total admitted
     assets held in each of the five
     largest investments in real estate:
     18.01   Are assets held in real
             estate reported less than
             2.5% of the reporting
             entity's total admitted
             assets?                                                                             Yes |X|        No / /
             If response to 18.01 above
             is yes, responses are not
             required for the remainder
             of Interrogatory 18.
     Largest five investments in any one
     parcel or group of contiguous
     parcels of real estate.

Description                                                                                       2            3
-----------------------------------------------------------------------------------------------------------------------
     18.02                                                                                   $                   0.000%
     18.03                                                                                   $                   0.000%
     18.04                                                                                   $                   0.000%
     18.05                                                                                   $                   0.000%
     18.06                                                                                   $                   0.000%
19.  Amounts and percentages of the
     reporting entity's total admitted
     assets subject to the following
     types of agreements:

                                                           At Year-End                 At End of Each Quarter
                                                                                1st Qtr        2nd Qtr      3rd Qtr
                                                           1          2            3              4            5
                                                      -----------------------------------------------------------------
     19.01   Securities lending (do not
             include assets held as
             collateral for such
             transactions)                            $128,082,255    1.890%  $143,410,519   $153,896,869 $118,519,806
     19.02   Repurchase agreements                    $               0.000%  $              $            $
     19.03   Reverse repurchase agreements            $               0.000%  $              $            $
     19.04   Dollar repurchase agreements             $               0.000%  $              $            $
     19.05   Dollar reverse repurchase
             agreements                               $               0.000%  $              $            $
20.  Amounts and percentages indicated
     below for warrants not attached to
     other financial instruments,
     options, caps and floors:
                                                                            Owned                     Written
                                                                   ------------------------  --------------------------
                                                                      1            2              3            4
     20.01   Hedging                                               $                 0.000%  $                   0.000%
     20.02   Income generation                                     $                 0.000%  $                   0.000%
     20.03   Other                                                 $177,935          0.003%  $                   0.000%
21.  Amounts and percentages of the
     reporting entity's total admitted
     assets of potential exposure for
     collars, swaps, and forwards:
                                                           At Year-End                 At End of Each Quarter
                                                                                1st Qtr        2nd Qtr      3rd Qtr
                                                           1          2            3              4            5
                                                      -----------------------------------------------------------------
     21.01   Hedging                                  $               0.000%  $              $            $
     21.02   Income generation                        $               0.000%  $              $            $
     21.03   Replications                             $               0.000%  $              $            $
     21.04   Other                                    $ 3,382,829     0.050%  $ (4,764,840)  $  (126,458) $  5,213,154
22.  Amounts and percentages of the
     reporting entity's total admitted
     assets of potential exposure for
     futures contracts:
                                                           At Year-End                 At End of Each Quarter
                                                                                1st Qtr        2nd Qtr      3rd Qtr
                                                           1          2            3              4            5
                                                      -----------------------------------------------------------------
     22.01   Hedging                                  $               0.000%  $              $            $
     22.02   Income generation                        $               0.000%  $              $            $
     22.03   Replications                             $               0.000%  $              $            $
     22.04   Other                                    $    30,728     0.000%  $              $            $     66,099

                                    PART C

                              OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  All financial statements are included in Part A and Part B of the Registration Statement.

(b)  (1)    Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford")
            authorizes the establishment of the Separate Account.(1)

     (2)    Not applicable.

     (3)    (a) Principal Underwriter Agreement.(2)

     (3)    (b) Form of Dealer Agreement.(2)

     (4)    Form of Individual Flexible Premium Variable Annuity Contract.(3)

     (5)    Form of Application.(3)

     (6)    (a) Certificate of Incorporation of Hartford.(4)

     (6)    (b) Bylaws of Hartford.(4)

     (7)    Form of Reinsurance Agreement.(5)

     (8)    Form of Fund Participation Agreement.(6)

     (9)    Opinion and Consent of Christopher M. Grinnell, Senior Counsel and Assistant Vice President.

     (10)   Consent of Deloitte & Touche LLP.

     (11)   No financial statements are omitted.

     (12)   Not applicable.

     (99)   Copy of Power of Attorney.


------------

(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-80732, dated May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73568, dated April 29, 1996.

(3) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-1010934, filed on April 7, 2003.

(4) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-69487, filed April 9, 2001.

(5) Incorporated by reference to Post-Effective Amendment No. 27, to the Registration Statement File No. 33-73570, filed on April 12, 1999.

(6) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 333-91921, filed on August 25, 2000.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                POSITION WITH HARTFORD
----------------------------------  ---------------------------------------------------------------------------
Robert Arena                        Vice President
David G. Bedard                     Senior Vice President
David A. Carlson                    Senior Vice President and Deputy Chief Financial Officer
Richard G. Costello                 Vice President and Secretary
Rochelle S. Cummings                Vice President
James Davey                         Vice President
Charles J. DiVencenzo, Jr.          Vice President
Christopher M. Grinnell             Assistant Vice President
Susan M. Hess                       Assistant Vice President
George R. Jay                       Assistant Vice President
Stephen T. Joyce                    Senior Vice President
Michael L. Kalen                    Executive Vice President, Director*
Thomas P. Kalmbach                  Assistant Vice President and Actuary
Patrice Kelly-Ellis                 Senior Vice President
Deborah Koltenuk                    Vice President
Joseph F. Mahoney                   Vice President
Thomas M. Marra                     President, Chief Executive Officer and Chairman of the Board, Director*
Kenneth A. McCullum                 Vice President and Actuary
Ernest M. McNeill, Jr.              Vice President and Chief Accounting Officer*
Jonathan L. Mercier                 Assistant Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Assistant Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Craig R. Raymond                    Senior Vice President
Michael J. Roscoe                   Vice President and Actuary
Wade A. Seward                      Vice President
Martin A. Swanson                   Vice President
James E. Trimble                    Senior Vice President and Chief Actuary
Charles N. Vest                     Vice President and Actuary
John C. Walters                     Executive Vice President, Director*
Lizabeth H. Zlatkus                 Executive Vice President and Chief Financial Officer, Director*
David M. Znamierowski               Executive Vice President and Chief Investment Officer, Director*

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

------------

*Denotes Board of Directors.

ITEM 26.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR
          OR REGISTRANT. INCORPORATED BY REFERENCE TO POST-EFFECTIVE AMENDMENT NO. 4, TO THE REGISTRATION STATEMENT FILE NO. 333-119414, FILED ON APRIL 7, 2006.

ITEM 27.  NUMBER OF CONTRACT OWNERS

    As of January 31, 2006, there were 34,831 Contract Owners.

ITEM 28.  INDEMNIFICATION

    Sections 33-770 to 33-779, inclusive, of the Connecticut General Statutes provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

    Section 33-771(e) provides that a corporation incorporated prior to January 1, 1995, must, except to the extent that the certificate of incorporation provides otherwise, indemnify a director to the extent that indemnification is permissible under Sections 33-770 to 33-779, inclusive. Section 33-776(d) sets forth a similar provision with respect to officers, employees and agents of a corporation.

   1. Based on the statutes referenced above, the Depositor must indemnify a director if the director:

       A.   conducted himself in good faith;

       B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

       C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful; or

   2. engaged in conduct for which broader indemnification had been made permissible or obligatory under a provision of the Depositor's certificate of incorporation.

    In addition, the Depositor must indemnify officers, employees and agents for liability if the individual:

       A.   conducted himself in good faith;

       B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

       C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful.

    Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation.

    Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

   (a) HSD acts as principal underwriter for the following investment companies:

    Hartford Life Insurance Company - Separate Account One

    Hartford Life Insurance Company - Separate Account Two

    Hartford Life Insurance Company - Separate Account Two (DC Variable Account
    I)

    Hartford Life Insurance Company - Separate Account Two (DC Variable Account
    II)

    Hartford Life Insurance Company - Separate Account Two (QP Variable
    Account)

    Hartford Life Insurance Company - Separate Account Two (Variable Account
    "A")

    Hartford Life Insurance Company - Separate Account Two (NQ Variable
    Account)

    Hartford Life Insurance Company - Separate Account Ten

    Hartford Life Insurance Company - Separate Account Three

    Hartford Life Insurance Company - Separate Account Five

    Hartford Life Insurance Company - Separate Account Seven

    Hartford Life Insurance Company - Separate Account Eleven

    Hartford Life Insurance Company - Separate Account Twelve

    Hartford Life and Annuity Insurance Company - Separate Account One

    Hartford Life and Annuity Insurance Company - Separate Account Ten

    Hartford Life and Annuity Insurance Company - Separate Account Three

    Hartford Life and Annuity Insurance Company - Separate Account Five

    Hartford Life and Annuity Insurance Company - Separate Account Six

    Hartford Life and Annuity Insurance Company - Separate Account Seven

    Hart Life Insurance Company - Separate Account One

    Hart Life Insurance Company - Separate Account Two

    American Maturity Life Insurance Company - Separate Account AMLVA

    American Maturity Life Insurance Company - Separate Account One

    Nutmeg Life Insurance Company - Separate Account One

    Servus Life Insurance Company - Separate Account One

    Servus Life Insurance Company - Separate Account Two

   (b)  Directors and Officers of HSD

                                                           POSITIONS AND OFFICES
NAME                                                          WITH UNDERWRITER
-------------------------------  ---------------------------------------------------------------------------
David A. Carlson                 Senior Vice President and Deputy Chief Financial Officer
Richard G. Costello              Vice President and Secretary
Stephen T. Joyce                 Senior Vice President
Thomas M. Marra                  Director
Martin A. Swanson                Vice President
John C. Walters                  Chief Executive Officer, Director
Lizabeth H. Zlatkus              Director
Anthony Dowling                  Chief Compliance Officer
William Wilcox                   Chief Legal Officer

    Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, Connecticut 06115.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

    All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

   (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

   (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

   (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. Registrant has complied with conditions one through four of the no-action letter.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 7th day of April, 2006.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT THREE
(Registrant)


By:        Thomas M. Marra                               *By:      /s/ Christopher M. Grinnell
           --------------------------------------------            --------------------------------------------
           Thomas M. Marra,                                        Christopher M. Grinnell
           President, Chief Executive Officer and                  Attorney-in-Fact
           Chairman of the Board*


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
(Depositor)


By:        Thomas M. Marra
           --------------------------------------------
           Thomas M. Marra,
           President, Chief Executive Officer and
           Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Michael L. Kalen, Executive Vice President,
     Director*
Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board,
     Director*
Ernest M. McNeill, Jr., Vice President
     & Chief Accounting Officer*
John C. Walters, Executive Vice President,
     Director*                                          *By:       /s/ Christopher M. Grinnell
                                                                   --------------------------------------------
Lizabeth H. Zlatkus, Executive Vice President and                  Christopher M. Grinnell
     Chief Financial Officer, Director*                            Attorney-in-Fact
David M. Znamierowski, Executive Vice
     President & Chief Investment Officer,
     Director*                                          Date:      April 7, 2006

333-119416

                                EXHIBIT INDEX

      (9)   Opinion and Consent of Christopher M. Grinnell, Senior Counsel and Assistant Vice President.

      (10)  Consent of Deloitte & Touche LLP.

      (99)  Copy of Power of Attorney.